	As filed with the Securities and Exchange	Registration No. 333-100207
	Commission on April 15, 2014	Registration No. 811-09002

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 24 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Separate Account N of
ReliaStar Life Insurance Company
(formerly Separate Account One of Northern Life Insurance Company)
20 Washington Avenue South, Minneapolis, Minnesota 55401
Depositor’s Telephone Number, including Area Code: (860) 580-2824

J. Neil McMurdie, Senior Counsel
ReliaStar Life Insurance Company
One Orange Way, C2N, Windsor, CT 06095-4774
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2014 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Individual Fixed and Variable Deferred
Annuity Contracts

PART A

ReliaStar Life Insurance Company
and its
Separate Account N

ING ADVANTAGE CENTURYTM

Supplement Dated May 1, 2014 to the Contract Prospectus
dated May 1, 2014

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your Contract Prospectus and Contract
Prospectus Summary for future reference.

Notice of and Important Information About Upcoming Fund Reorganizations

The Boards of Trustees of Voya Investors Trust and Voya Variable Products Trust approved separate proposals to reorganize the following “Merging Portfolios” with and into the following “Surviving Portfolios.” The proposed reorganizations are subject to approval by the shareholders of each Merging Portfolio. If shareholder approval is obtained, it is expected each reorganization will be effective on or about the close of business on July 18, 2014 (the
“Reorganization Effective Date”).

Merging Portfolios	Surviving Portfolios
VY BlackRock Large Cap Growth Portfolio (Class I)
VY Marsico Growth Portfolio (Class I)	Voya Large Cap Growth Portfolio (Class I)
VY MFS Total Return Portfolio (Class S)	VY Invesco Equity and Income Portfolio (Class I)

Voluntary Transfers Before the Reorganization Effective Date. Prior to the Reorganization Effective Date, you
may transfer amounts allocated to the subaccount that invests in the Merging Funds to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the
“Transfers” section of your Contract Prospectus for information about making subaccount transfers.

On the Reorganization Effective Date:
•	Your investments in the subaccount that invested in the Merging Funds will automatically become an investment in the subaccount that invests in the Surviving Funds with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation;
•	All existing account balances invested in Class I shares of both the VY BlackRock Large Cap Growth Portfolio and the VY Marsico Growth Portfolio will automatically become investments in the subaccount that invests in
Class I of the Voya Large Cap Growth Portfolio; and
•	All existing account balances invested in Class S shares of the VY MFS Total Return Portfolio will automatically become investments in the subaccount that invest in Class I shares of the VY Invesco Equity and
Income Portfolio. Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract owners an investment in a similar fund managed by the same investment adviser at a lower cost.

Automatic Fund Reallocation After the Reorganization Effective Date. After the Reorganization Effective Date,
the Merging Funds will no longer be available through your contract. Unless you provide us with alternative allocation instructions after the Reorganization Effective Date all allocations directed to the subaccount that invested in the Merging Funds will be automatically allocated to the subaccounts that invests in the Surviving Funds. See the
“Transfers” section of your Contract Prospectus for information about making fund allocation changes.

Page 1 of 2	May 2014

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting us at
Customer Service, P.O. Box 5050, Minot, North Dakota 58702-5050 or by calling us at 1-877-884-5050.

Information about the Surviving Funds. Summary information about the Surviving Funds can be found in
Appendix II of your Contract Prospectus. More detailed information can be found in the current prospectus and
Statement of Additional Information for that fund.

All references in the Contract Prospectus to the Merging Portfolios and Surviving Portfolios are changed accordingly.

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at:
Customer Service
P.O. Box 5050
Minot, North Dakota 58702-5050
1-877-884-5050

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Page 2 of 2	May 2014

ReliaStar Life Insurance Company

Separate Account N

ING ADVANTAGE CENTURYSM

CONTRACT PROSPECTUS - May 1, 2014

The Contracts. The contracts described in this prospectus are flexible premium individual fixed and variable
Advantage CenturySM deferred annuity contracts issued by ReliaStar Life Insurance Company (the “Company,”
“we,” “us,” “our”). They are issued to you, the contract owner, on a nonqualified basis, or in connection with retirement plans qualifying for special treatment under the Internal Revenue Code of 1986, as amended (“Tax
Code”). Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company.

Why Reading This Prospectus Is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully and keep it for future reference.

Investment Options. The contracts offer variable investment options and three fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts or plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account
N, a separate account of the Company. Each subaccount invests in one of the mutual funds listed on the next page.
Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund.
You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. The funds in which the subaccounts invest have various risks.
Information about the risks of investing in the funds is located in “INVESTMENT OPTIONS” on page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Fixed Interest Options:
• Fixed Account A	• Fixed Account B	• Fixed Account C

Except as specifically mentioned, this prospectus describes only the variable investment options offered through
Separate Account N. However, we describe the fixed interest options in Appendix I to this prospectus.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“CONTRACT DISTRIBUTION” for further information about the amount of compensation we pay.

Availability of Features. Not all features are available in all states. The contracts may not be available in all states, including New York. Some funds may be unavailable through certain contracts and plans or in some states.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2014 Statement of Additional Information (“SAI”)
without charge by calling us at 1-877-884-5050 or writing us at the address listed in “CONTRACT OVERVIEW -
Questions: Contacting the Company.” You may also obtain a prospectus or an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (“SEC”) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch.
Information on the operations of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or
1-800-SEC-0330, e-mailing publicinfo@sec.gov, or by writing to the SEC Public Reference Branch, 100 F Street,
NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities
Act of 1933. This number is 333-100207. The SAI table of contents is listed on page 50 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

The contracts are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation (“FDIC”). The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

PRO.100207-14	1

CONTRACT PROSPECTUS – May 1, 2014 (continued)

The Funds*

American Funds Insurance Series – Growth	Voya Large Cap Value Portfolio (Class I)	VY Columbia Contrarian Core Portfolio
Fund (Class 2)	Voya Limited Maturity Bond Portfolio	(Class I)
American Funds Insurance Series – Growth-	(Class S)	VY FMRSM Diversified Mid Cap Portfolio
Income Fund (Class 2)	Voya Liquid Assets Portfolio (Class I)	(Class S)(2)
American Funds Insurance Series –	Voya MidCap Opportunities Portfolio	VY Invesco Comstock Portfolio (Class I)
International Fund	(Class I)	VY Invesco Equity and Income Portfolio
(Class 2)	Voya Multi-Manager Large Cap Core	(Class I)
Fidelity® VIP Contrafund® Portfolio	Portfolio (Class S)	VY Invesco Growth and Income Portfolio
(Initial Class)	Voya RussellTM Large Cap Growth Index	(Class S)
Fidelity® VIP Equity-Income Portfolio	Portfolio (Class I)	VY JPMorgan Emerging Markets Equity
(Initial Class)	Voya RussellTM Large Cap Index Portfolio	Portfolio (Class S)
Fidelity® VIP Index 500 Portfolio	(Class I)	VY JPMorgan Mid Cap Value Portfolio
(Initial Class)	Voya RussellTM Mid Cap Growth Index	(Class I)(3)
Fidelity® VIP Investment Grade Bond	Portfolio (Class S)	VY JPMorgan Small Cap Core Equity
Portfolio (Initial Class)	Voya SmallCap Opportunities Portfolio	Portfolio (Class I)
Fidelity® VIP Money Market Portfolio	(Class I)	VY Marsico Growth Portfolio (Class I)
(Initial Class)	Voya Solution 2015 Portfolio (Class I)(1)	VY MFS Total Return Portfolio (Class S)
Franklin Small Cap Value VIP Fund	Voya Solution 2025 Portfolio (Class I)(1)	VY Oppenheimer Global Portfolio (Class I)
(Class 2)	Voya Solution 2035 Portfolio (Class I)(1)	VY PIMCO Bond Portfolio (Class I)
Lord Abbett Series Fund, Inc. Mid Cap Stock	Voya Solution 2045 Portfolio (Class I)(1)	VY Pioneer High Yield Portfolio (Class I)
Portfolio (Class VC)	Voya Solution Income Portfolio (Class I)(1)	VY T. Rowe Price Capital Appreciation
Neuberger Berman AMT Socially Responsive	Voya Strategic Allocation Conservative	Portfolio (Class S)
Portfolio® (Class I)	Portfolio (Class I)(1)	VY T. Rowe Price Diversified Mid Cap
PIMCO Real Return Portfolio (Administrative	Voya Strategic Allocation Growth Portfolio	Growth Portfolio (Class I)
Class)	(Class I)(1)	VY T. Rowe Price Equity Income Portfolio
Pioneer High Yield VCT Portfolio (Class I)	Voya Strategic Allocation Moderate Portfolio	(Class I)
Voya Global Resources Portfolio (Class S)	(Class I)(1)	VY T. Rowe Price Growth Equity Portfolio
Voya Growth and Income Portfolio (Class I)	Voya U.S. Stock Index Portfolio (Class I)	(Class I)
Voya Index Plus LargeCap Portfolio (Class I)	VY American Century Small-Mid Cap Value	VY T. Rowe Price International Stock
Voya Index Plus MidCap Portfolio (Class I)	Portfolio (Class I)	Portfolio (Class I)
Voya Index Plus SmallCap Portfolio (Class I)	VY Baron Growth Portfolio (Class I)	VY Templeton Foreign Equity Portfolio
Voya Intermediate Bond Portfolio (Class I)	VY BlackRock Large Cap Growth Portfolio	(Class I)
Voya International Index Portfolio (Class S)	(Class I)	Wanger Select
Voya International Value Portfolio (Class I)	VY Clarion Global Real Estate Portfolio	Wanger USA

Voya Large Cap Growth Portfolio (Class I)	(Class I)
(*)	In connection with the rebranding of ING U.S. as Voya FinancialTM , effective May 1, 2014, the ING Funds were renamed by generally replacing ING in each fund name with either Voya or VY. See “APPENDIX II – Fund Descriptions” for a complete listing of all other fund name changes since your last supplement.
(**) Effective December 19, 2007, Voya Balanced Portfolio was closed to any new investments (including loan repayments) and any transfers from other investment options. There will be no additional disclosure regarding this fund in this prospectus.
(1)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “FEES – Fund of Funds” for additional information.
(2)	FMRSM is a service mark of Fidelity Management & Research Company.
(3)	Effective February 7, 2014, VY JPMorgan Mid Cap Value Portfolio was closed to any new contract holders. Existing contract holders who have investments in the portfolio and contract holders who had the portfolio available to them prior to the close of business on February 7, 2014 may continue to invest in the portfolio.

PRO.100207-14	2

TABLE OF CONTENTS

CONTRACT OVERVIEW:	4
Contract Design
Who’s Who
The Contract and Your Retirement Plan
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: Accumulation Phase, Income Phase

FEE TABLE	6
CONDENSED FINANCIAL INFORMATION	7
THE COMPANY	8
PURCHASE AND RIGHTS	9
RIGHT TO CANCEL	10
INVESTMENT OPTIONS	11
FEES	14
YOUR ACCOUNT VALUE	20
TRANSFERS	21
WITHDRAWALS	26
SYSTEMATIC WITHDRAWALS	27
LOANS	28
DEATH BENEFIT	29
INCOME PHASE	31
TAX CONSIDERATIONS	33
CONTRACT DISTRIBUTION	45
OTHER TOPICS	47
Anti-Money Laundering – Performance Reporting – Contract Modifications – Legal Proceedings –
Payment Delay or Suspension – Transfers, Assignments or Exchanges of a Contract – Involuntary
Terminations – Reports to Owners

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	50
APPENDIX I – THE FIXED ACCOUNTS	51
APPENDIX II – FUND DESCRIPTIONS	53
APPENDIX III – CONDENSED FINANCIAL INFORMATION	CFI - 1

PRO.100207-14 3

CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this	Questions: Contacting the
prospectus for additional detail.	Company. To answer your
questions, contact your sales
representative or write or call us
Contract Design	at:

The contracts described in this prospectus are individual deferred fixed and	Customer Service
variable annuity contracts. They are intended to be retirement savings vehicles	P.O. Box 5050
that offer a variety of investment options to help meet long-term financial	Minot, North Dakota 58702-
goals and provide for a death benefit and guaranteed income options. The term	5050
“contract” in this prospectus refers to individual fixed and variable annuity	1-877-884-5050
contracts.
Sending Forms and Written
Requests in Good Order.
Who’s Who	If you are writing to change your
beneficiary, request a
You*: The individual who purchases the contract.	withdrawal or for any other
purpose, contact us or your sales
Contract Holder*: The person (or non-natural owner) to whom we issue the	representative to learn what
contract. Generally, you. The contract holder generally has all rights under the	information is required for the
contract. However, pursuant to Treasury Department regulations that were	request to be in “good order.”
generally effective on January 1, 2009, the exercise of certain of these rights	Generally, a request is
by participants in Tax Code section 403(b) plans may require the consent and	considered to be in “good order”
approval of your employer and/or plan sponsor or its delegate. See “TAX	when it is signed, dated and
CONSIDERATIONS – Taxation of Qualified Contracts - Distributions -	made with such clarity and
Eligibility - 403(b) and Roth 403(b) Plans.”	completeness that we are not
required to exercise any
discretion in carrying it out.
We may also refer to the contract holder as the contract owner.	By contacting us, we can
We (the “Company”): ReliaStar Life Insurance Company. We issue the	provide you with the appropriate
contract.	administrative form for your
requested transaction.
For greater detail, please review “PURCHASE AND RIGHTS.”
We can only act upon requests
*Some contracts may be purchased by and issued directly to employers sponsoring	that are received in good order.
certain plans, including 457 and 401 plans. The terms “you,” “contract holder,” and
“contract owner” apply to these employers, who have all rights under the contracts.

The Contract and Your Retirement Plan

The contracts may be issued on a nonqualified basis (“nonqualified contracts”), or for use with retirement arrangements under Tax Code sections
403(b), 408, 408A or 457 of the Tax Code (“qualified contracts”). We may also, at our discretion, issue nonqualified contracts for use with retirement arrangements under Tax Code section 401.

Use of an Annuity Contract in a Retirement Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401, 403(b), Roth 403(b), 408, 408A, or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See
“PURCHASE AND RIGHTS.”

PRO.100207-14 4

Contract Facts

Free Look/Right to Cancel. You may cancel your contract within 10 days (some states require more than 10 days)
of receipt. See “RIGHT TO CANCEL.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See
“DEATH BENEFIT” and “INCOME PHASE.”

Withdrawals. During the accumulation phase, you may withdraw all or part of your account value. Certain fees and taxes may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See
“WITHDRAWALS.”

Systematic Withdrawals. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “SYSTEMATIC WITHDRAWALS.”

Loans. If allowed by the contract and the plan, loans may be available during the accumulation phase. These loans are subject to certain restrictions. See “LOANS.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. See “FEE TABLE”
and “FEES.”

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “TAX CONSIDERATIONS.”

Contract Phases

Accumulation Phase (accumulating dollars under your contract)

Payments to
STEP 1: You provide us with your completed application and		Your Account
initial purchase payment. We establish an account for you and		Step 1 ¯
credit that account with your initial purchase payment.	ReliaStar Life Insurance Company
	¯	Step 2		¯
STEP 2: You direct us to invest your purchase payment in one	Fixed	Separate Account N
or more of the following investment options:	Interest
• Fixed Interest Options; or	Options	Variable Investment
• Variable Investment Options. (The variable investment			Options
options are the subaccounts of Separate Account N. Each
one invests in a specific mutual fund.)		The Subaccounts
		A	B	Etc.
STEP 3: Each subaccount you select purchases shares of its			¯ Step 3 ¯
assigned fund.		Mutual Mutual
Fund A Fund B

Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contracts offer three income phase payment options. See “INCOME PHASE.” In general, you may:
•	Receive monthly income phase payments for your life (assuming you are the annuitant);
•	Receive monthly income phase payments for your life, but with payments continuing to your beneficiary for 10 years if you die before the end of the selected period;
•	Receive monthly income phase payments for your life and for the life of another person; or
•	Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

PRO.100207-14 5

FEE TABLE

The following tables describe the fees and expenses that you will pay during the			In this section:
accumulation phase when buying, owning, and withdrawing account value from			• Maximum Transaction
your contract. See “INCOME PHASE” for fees that may apply after you begin			Expenses;
receiving payments under the contract.			• Maximum Periodic Fees and
Charges;
Maximum Transaction Expenses			• Fund Fees and Expenses; and

The first table describes the fees and expenses that you may pay at the time			• Examples
that you buy the contract, withdraw account value from the contract, take a loan
from the contract or transfer cash value between investment options. State			See the “Fees” section for:
premium taxes currently ranging from 0% to 4% of purchase payments may also			• How, When and Why Fees
be deducted.*			are Deducted;
• Redemption Fees;
Early Withdrawal Charge (as a percentage of amount withdrawn)[1]			• Reduction or Elimination of
Applicable to Texas K-12 TSA contracts		8.0%	Certain Fees;
Applicable to all other contracts		7.0%	• Premium and Other Taxes;
Partial Withdrawal Processing Fee[2]		$25.00	and
Transfer Charge[3]		$25.00	• Charge for the Optional One-
Year Step Up (Reset) Death
Loan Processing Fee[4]		$25.00	Benefit Endorsement

Loan Interest Rate Spread (per annum)[5]		3.0%	We may have used the following
Maximum Periodic Fees and Charges			terms in prior prospectuses:

The next table describes the fees and expenses that you will pay periodically			Contingent Deferred Sales
during the time that you own the contract, not including fund fees and expenses.			Charge-Early Withdrawal Charge
Maximum Annual Maintenance Fee[6]		$30.00
Annual Contract Charge-Annual
Separate Account Annual Expenses			Maintenance Fee
(as a percentage of average account value)
Maximum Mortality and Expense Risk Charge		1.25%	Contract Year-Account Year
Maximum Administrative Expense Charge		0.15%
Optional One-Year Step Up (Reset) Death Benefit Endorsement Charge[7] 0.15%			Administrative Charge-
Administrative Expense Charge

Maximum Total Separate Account Annual Expenses		1.55%	Reallocation Charge-Transfer
[1]	The early withdrawal charge for contracts applies to each purchase payment and reduces
over time. In certain cases this charge may not apply to a portion or all of your			Charge
withdrawal. These fees may be waived, reduced or eliminated in certain circumstances.
[2]	The Company does not currently impose a partial withdrawal processing fee, but reserves		Texas K-12 TSA contracts are
the right to charge a fee not to exceed the lesser of 2.0% of the partial withdrawal amount			voluntary 403(b) annuity contracts
or $25, including partial withdrawals made as a part of a systematic withdrawal program.			for employees of K-12 public
See “FEES – Early Withdrawal Charge.” See also “SYSTEMATIC			schools in Texas who purchased
WITHDRAWALS.”			the contract on or after June 1,
[3]	The Company does not currently impose a charge for transfers between the subaccounts		2002. These contracts meet the
or to or from the fixed interest options. However, we reserve the right to assess a $25			requirements established by the
charge on any transfer or to limit the number of transfers, including transfers made under			Teachers Retirement System of
the dollar cost averaging program or the asset rebalancing program.			Texas in support of Senate Bill
[4]	This is the maximum fee we would charge. We are not currently charging this fee. See		273.
“LOANS.”
[5]	This is the difference between the rate charged and the rate credited on loans under your contract. Currently the loan interest rate spread is 2.5% per annum; however, we reserve the right to apply a spread of up to 3.0% per annum. For example, if the current interest rate charged on a loan is 6.0%, the amount of interest applied to the contract would be
3.5%; the 2.5% loan interest rate spread is retained by the Company. See “LOANS.”
[6]	The Company currently deducts an annual maintenance fee of $30 from the account value, but reserves the right to waive the charge when the account value exceeds $25,000.
We also reserve the right to waive this charge where the annual purchase payments, less any cumulative partial withdrawals, equal or exceed $5,000.
[7]	The 0.15% fee is only charged to contract owners who choose the optional death benefit endorsement. This endorsement is not available for contracts issued in the State of Texas.

* State premium taxes may apply, but are not reflected in the fee tables or examples. See “FEES – Premium and Other
Taxes.”

PRO.100207-14	6

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses						Minimum	Maximum
(expenses that are deducted from fund assets,
including management fees and other expenses)						0.10%	1.51%

See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, contract fees, separate account annual expenses, the annual maintenance fee of $30 (converted to a percentage of assets equal to
0.067%), and fund fees and expenses applicable to that type of contract.

Maximum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5.0% return each year and assume the maximum contract fees and expenses and the maximum fees and expenses of any of the funds.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at				(B) If you do not withdraw your entire account
the end of the applicable time period:				value or if you select an income phase payment
				option at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$316	$965	$1,638	$3,436	$959	$1,443	$1,838	$3,436

Minimum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5.0% return each year and assume the maximum contract fees and expenses and the minimum fees and expenses of any of the funds.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at				(B) If you do not withdraw your entire account
the end of the applicable time period:				value or if you select an income phase payment
				option at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$175	$541	$932	$2,027	$828	$1,041	$1,132	$2,027

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix III of this prospectus, we provide condensed financial information about Separate Account N subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount over the past 10 years. For subaccounts not available 10 years ago, we give a history from the time purchase payments were first received in the subaccounts under the contracts.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account N and the statutory basis financial statements and the related notes to financial statements for ReliaStar Life Insurance Company are located in the Statement of Additional Information.

PRO.100207-14				7

THE COMPANY

ReliaStar Life Insurance Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company (“Northern”), a wholly owned subsidiary of the Company. On October 1,
2002, Northern merged into the Company, and the Company assumed responsibilities for Northern’s obligations under the contracts.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM ”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009 ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the
Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of
March 25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European
Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

We offer individual life insurance and annuities, employee benefits and retirement contracts. We are authorized to do business in the District of Columbia and in all states, except New York.

Our Home Office:	Customer Service:

20 Washington Avenue South	Customer Service
Minneapolis, Minnesota 55401	P.O. Box 5050
Minot, North Dakota 58702-5050

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry
Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the IRS and the Office of the Comptroller of
the Currency (“OCC”). For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-
regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

PRO.100207-14	8

PURCHASE AND RIGHTS

Use of an Annuity Contract in Your Plan. Under the federal tax laws,	Valuation Date: Any day that the
earnings on amounts held in annuity contracts are generally not taxed until	New York Stock Exchange is
they are withdrawn. However, in the case of a qualified retirement account	open for trading.
(such as 401, 403(b), Roth 403(b), 408, 408A, or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits
(such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Contract Rights
Under 403(b) plans, you generally hold all rights under the contract and may make all elections under the contract.
However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of your employer and/or plan sponsor or its delegate. See “TAX CONSIDERATIONS – Taxation of Qualified Contracts - Distributions – Eligibility -
403(b) and Roth 403(b) Plans.” For information regarding contracts issued to certain employers sponsoring 401 or
457 plans, see “CONTRACT OVERVIEW – Who’s Who.”

How to Purchase
The contract holder may purchase a contract from us by completing an application and making an initial purchase payment. Upon our approval, we will issue a contract and set up an account for the contract holder under the contract.

For nonqualified contracts, the following purchase payment methods are allowed:
• One lump sum;
• Periodic payments; or
• Transfer under Tax Code section 1035.

For qualified contracts, the following purchase payment methods are allowed:
• One lump sum;
• Periodic payments; or
•	Rollovers or exchanges, as permitted by the Tax Code. Currently the contracts do not allow rollovers from a
401(a), 401(k), 403(b), Roth 403(b) plan or from an IRA into contracts used with 457 plans.

Contributions to a Roth 403(b) contract must be made by salary reduction (to the extent allowed by the contract), paid to us on your behalf, as permitted by the Tax Code.

The minimum amount we will accept as a lump-sum purchase payment is $5,000. Periodic purchase payments may not be less than $200 annually for 403(b) and Roth 403(b) contracts and $50 per payment for all other contracts. The minimum payment to Fixed Account C is $5,000. We reserve the right to reject any purchase payment to an existing account if the purchase payment, together with the account value at the next valuation date, exceeds $1,000,000.
Any purchase payment not accepted by the Company will be refunded.

Any reduction of the minimum initial or subsequent purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

PRO.100207-14 9

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, we will notify you of the reasons and the application and any purchase payments will be returned to you.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. However, for contracts issued in states that require a refund of all purchase payments made, we will credit the initial purchase payment to the Fidelity® VIP Money Market Portfolio subaccount during the right to cancel period, plus five calendar days. See “RIGHT TO CANCEL.” Allocations must be in whole percentages and there are limits on the number of investment options you may select. When selecting investment options you may find it helpful to review “INVESTMENT OPTIONS.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in a contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:
• Long-Term Investment – These contracts are long-term investments, and are typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan, or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in a contract. You should not participate in a contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;
• Investment Risk – The value of investment options available under the contracts may fluctuate with the markets and interest rates. You should not participate in a contract in order to invest in these options if you cannot risk getting back less money than you put in;
• Features and Fees – The fees for these contracts reflect costs associated with the features and benefits they provide. As you consider a contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and
• Exchanges – Replacing an existing insurance contract with this contract may not be beneficial to you. If a contract will be a replacement for another annuity contract you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under the contract. You should consider whether these additional benefits justify incurring a new schedule or early withdrawal charges or any other increased charges that might apply under these contracts. Also, be sure to talk to a qualified financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

RIGHT TO CANCEL

When and How to Cancel. You may cancel your contract within 10 days of receipt (some states require more than 10 days) by returning it to Customer Service or to your sales representative along with a written notice of cancellation.

Refunds. We will issue you a refund within seven calendar days of our receipt of your contract and written notice of cancellation.

For all contracts except IRA and Roth IRA contracts, unless your state requires otherwise, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, where a refund of purchase payments is not required, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. For IRA and Roth IRA contracts, your refund will equal all purchase payments made or the contract value, whichever is greater.

PRO.100207-14 10

If your state requires that we refund all purchase payments made, we will allocate the initial purchase payment to the
Fidelity® VIP Money Market Portfolio subaccount during the right to cancel period, plus five calendar days. If you choose to keep the contract, after this period, the purchase payments will be allocated among the investment options you selected.

INVESTMENT OPTIONS

The contracts offers variable investment options and fixed interest options. When we establish your account(s) (and your accounts may be established at different times), you instruct us to allocate account dollars to any of the available options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are subaccounts of Separate Account N. Each subaccount invests directly in shares of a corresponding mutual fund, and earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Separate Account N

We established Separate Account N (the “separate account”) on October 1, 2002 under the insurance laws of the
State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of Northern Life Insurance
Company, which was created in 1994 under Washington law. In connection with the merger of Northern and the
Company, the separate account was transferred to the Company.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company. All guarantees and benefits provided under the contract that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus. We provide a brief description of each fund in Appendix II. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from Customer Service at the address and phone number listed in “CONTRACT OVERVIEW – Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the
Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared”
funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:
•	Mixed funding – bought for annuities and life insurance; and
• Shared funding – bought by more than one company.

PRO.100207-14	11

Possible Conflicts of Interest. With respect to insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds which are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under the contract, you have a fully vested interest in the contract and may instruct the Company how to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts. Additionally:
• During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund; and
• During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:
• Offer additional subaccounts that will invest in funds we find appropriate for contracts we issue;
• Combine two or more subaccounts;
• Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount.
If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, we must be provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number listed in “CONTRACT
OVERVIEW - Questions: Contacting the Company.” See also “TRANSFERS” for information about making subaccount allocation changes;
• Substitute a new fund for a fund in which a subaccount currently invests. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced. A substitution may become necessary if, in our judgment:
> A fund no longer suits the purposes of your contract;
> There is a change in laws or regulations;
> There is a change in the fund’s investment objectives or restrictions;
> The fund is no longer available for investment; or
> Another reason we deem a substitution is appropriate.
• Stop selling the contract;
• Limit or eliminate any voting rights for the separate account; or
• Make any changes required by the 1940 Act or its rules or regulations.

PRO.100207-14 12

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

Fixed Interest Options

For a description of the fixed interest options, see “APPENDIX I.”

Selecting Investment Options

When selecting investment options:
• Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals;
• Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks;
and
• Be informed. Read this prospectus, the fund prospectuses and Appendix I.

Furthermore, be aware that there may be:
• Limits on Availability of Options. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. See “INVESTMENT OPTIONS - Right to Change the Separate Account.” Some subaccounts or fixed interest options may not be available in all contracts or in some states. In the case of a substitution, the new fund may have different fees and charges, investment objectives or policies than the fund it replaced;
• Limits on How Many Investment Options You May Select. Generally, you may select no more than 18 investment options at any one time during the accumulation phase of your account. Each subaccount and each fixed account selected counts towards this 18 investment option limit; and
• Reinvestment. The funds described in this prospectus have, as a policy, the distribution of income, dividends and capital gains. There is, however, an automatic reinvestment of such distributions under the contracts described in this prospectus.

PRO.100207-14 13

FEES

The following repeats and adds to information provided in “FEE TABLE.”		Types of Fees
Please review both sections for information on fees.
		The following types of fees or
		deductions may affect your
Transaction Fees		account:

Early Withdrawal Charge		• TRANSACTION FEES:
Withdrawals of all or a portion of your account value may be subject to a
charge.		> Early Withdrawal Charge;
		> Partial Withdrawal
Amount. A percentage of the purchase payments that you withdraw. The		Processing Fee;
percentage will be determined by the early withdrawal charge schedule that		> Transfer Charge;
applies to your account.		> Loan Processing Fee and
		Loan Interest Rate Spread;
		and
	Early	> Redemption Fees.
Account Year of Withdrawal	Withdrawal Charge (as
Minus Account Year of	Percentage of Purchase	• PERIODIC FEES AND
Purchase Payment	Payments)[1]	CHARGES:
Less than 1	7.0%
1 or more but less than 2	7.0%	> Annual Maintenance Fee;
2 or more but less than 3	6.0%	> Mortality and Expense
3 or more but less than 4	5.0%	Risk Charges;
4 or more but less than 5	4.0%	> Administrative Expense
5 or more but less than 6	2.0%	Charge; and
6 or more	0.0%	> Optional One-Year Step
		Up Reset Death Benefit
		Endorsement Charge.

Early Withdrawal Charge Applicable to Texas K-12 TSA Contracts		• FUND FEES AND
		EXPENSES
	Early
Account Year of Withdrawal	Withdrawal Charge (as	• PREMIUM AND OTHER
Minus Account Year	Percentage of Purchase	TAXES
of Purchase Payment	Payments)[2]
Less than 1	8.0%	Account Year/Account
1 or more but less than 2	7.0%	Anniversary: A period of 12
		months measured from the date
2 or more but less than 3	6.0%	we established your account and
3 or more but less than 4	5.0%	each anniversary of this date.
4 or more but less than 5	4.0%	Account anniversaries are
5 or more but less than 6	2.0%	measured from this date.
6 or more	0.0%

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, and the administrative charge, to make up the difference.
1		For qualified contracts, the early withdrawal charge will be 0.0% after the 12th account year regardless of the table above. For all contracts issued in Utah after May 6, 2003, the withdrawal charge will be 0.0% after the 10th account year.
2		10 years from the original issue date the withdrawal charge will be 0.0% regardless of the table above.

PRO.100207-14	14

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account
(first in) is the first you withdraw (first out).

For example, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 5.0% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each account year, the amount withdrawn is the greater of:
• Earnings; or
• 10% of purchase payments subject to the early withdrawal charge, as of the last account anniversary.

You may take four free withdrawals each account year. If the first withdrawal in an account year exceeds the free withdrawal amount, the excess is subject to an early withdrawal charge. If the first withdrawal in an account year equals the free withdrawal amount, any other withdrawals made during that account year may be subject to an early withdrawal charge.

If the first withdrawal in an account year is less than the free withdrawal amount, any unused percentage of the free withdrawal amount may be applied against three additional withdrawals during the account year.

The unused percentage of the free withdrawal amount is computed by us on the date of any withdrawal request made during an account year based on:

[Greater of A or B] – C

Where:
A = Earnings;
B = 10% of purchase payments subject to early withdrawal charges as of the beginning of the account year; and
C = Any prior withdrawals made during the same account year period.

Early Withdrawal Charge Waivers Under All Contracts. These waivers apply to all contracts, unless otherwise specified. Please also read the following subsection regarding additional waivers available under certain contracts.

This charge is waived for portions of a withdrawal that are:
• Used to provide income phase payments to you;
• Paid due to the owner or annuitant’s death during the accumulation phase or, in the case of a nonqualified contract, the annuitant’s death during the accumulation phase;
• For qualified contracts issued in connection with 403(b) plans only, withdrawn after the fifth account year, where the annuitant has separated from service after attaining age 55 (may not be available in all states); or
• Paid upon termination of your account by us. See “OTHER TOPICS – Involuntary Terminations.”

Early Withdrawal Charge Waivers Under Certain Contracts. These waivers only apply to certain contracts.
You should refer to your contract to determine which waivers apply to you.

The charge is waived for portions of a withdrawal from a 403(b) contract that are:
• Applied to a contract offered by another approved provider under your plan;
• Withdrawn due to separation from service from your employer; or
• Withdrawn due to a hardship as defined by the Tax Code.

PRO.100207-14 15

Partial Withdrawal Processing Fee
Amount. We do not currently charge a partial withdrawal processing fee, but we reserve the right to charge a fee not to exceed the lesser of 2.0% of the amount withdrawn or $25.
Purpose. This fee reimburses us for administrative expenses associated with processing partial withdrawals.
Transfer Charge
Amount. We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 per transfer for any transfer and to limit the number of transfers, including transfers made under the dollar cost averaging program and the asset rebalancing program.
Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.
Loan Processing Fee and Loan Interest Rate Spread
For a discussion of the loan processing fee and loan interest rate spread, the fees and costs that may be associated with loans, please see “LOANS – Charges.”
Redemption Fees
Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.
Periodic Fees and Charges
Annual Maintenance Fee
Maximum Amount. $30.00
When/How. Each year during the accumulation phase, we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal.
Purpose. This fee reimburses us for our administrative expenses related to the contracts, the separate account and the subaccounts.
Waiver. We reserve the right to waive the annual maintenance fee under certain circumstances. For example, we may waive the charge if the account value exceeds $25,000 on the date this fee is to be deducted. We may also waive this charge where the annual purchase payments, less any withdrawals, equal or exceed $5,000. However, we reserve the right to reinstate the fee on contracts qualifying for the waiver.
Mortality and Expense Risk Charges
Maximum Amount. The amount of these charges, on an annual basis, is equal to 1.25% of the daily value of amounts invested in the subaccounts. We may charge a different fee for different funds (but not beyond the maximum amount).
When/How. We deduct these charges daily from the subaccounts corresponding to the funds you select. We do not deduct these charges from the fixed interest options.

PRO.100207-14	16

Purpose. These charges compensate us for the mortality and expense risks we assume under the contract. Namely:
• Mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract and the funding of the guaranteed death benefit and other payments we make to owners or beneficiaries of the accounts; and
• Expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for these charges is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from these charges.

Administrative Expense Charge

Maximum Amount. The amount of this charge, on an annual basis, is equal to 0.15% of the daily value of amounts invested in the subaccounts.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options.

Purpose. This charge helps defray our cost of providing administrative services under the contracts and in relation to the separate account and subaccounts.

Optional One-Year Step Up (Reset) Death Benefit Endorsement Charge

If you have purchased the optional one-year step up (reset) death benefit endorsement, we will charge a fee equal to an annual rate of 0.15% of the average daily value of amounts invested in the subaccounts. This fee will be charged monthly. See “DEATH BENEFIT – Optional One-Year Step Up (Reset) Death Benefit Endorsement.” This
endorsement is not available for contracts issued in the State of Texas.

Reduction or Elimination of Certain Fees

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, the annual maintenance fee, the mortality and expense risk charge or the administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:
• The size and type of group to whom the contract is offered;
• The type and frequency of administrative and sales services provided;
• The use by an employer of automated techniques in submitting purchase payments or information related to purchase payments on behalf of its employees; or
• Any other circumstances which reduce distribution or administrative expenses.

The exact amount of contract charges applicable to a particular contract will be stated in that contract. For contracts issued as funding vehicles for Tax Code section 403(b) plans, early withdrawal charges may be waived under certain circumstances. We currently provide a reduced early withdrawal charge for purchasers of contracts issued as tax deferred annuities for Tax Code section 403(b) plans to employees of certain school districts which, in our judgment, have provided cost reduction benefits to us in the distribution of its contracts.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

PRO.100207-14 17

Fund Fees and Expenses

As shown in the fund prospectuses and described in “FEE TABLE – Fund Fees and Expenses,” each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company may receive compensation from each of the funds or the funds’ affiliates. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be deducted from fund assets and may include:
• A share of the management fee;
• Service fees;
• For certain share classes, compensation paid from 12b-1 fees; and
• Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
Company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

PRO.100207-14 18

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the
Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:
• Service fees;
•	For certain share classes, compensation paid from 12b-1 fees; and
•	Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contracts.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2013, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:
• Fidelity Investments® •	Franklin® Templeton® Investments
• American Funds® •	Pioneer Investments
• PIMCO Funds •	Lord Abbett Funds
• Columbia Funds •	Neuberger Berman Management, Inc.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2013, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “CONTRACT DISTRIBUTION.”

Fund of Funds

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities, because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

PRO.100207-14	19

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0.0% to 4.0%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes from purchase payments as they are received, or from the account value immediately before you commence income phase payments, as permitted or required by applicable law.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “TAX
CONSIDERATIONS.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:
• The current dollar value of amounts invested in the subaccounts; plus
• The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in
“accumulation units” of the Separate Account N subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (“AUV”). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charges and the administrative expense charge (if any). We discuss these deductions in more detail in “FEE TABLE” and
“FEES.”

Valuation. We determine the AUV every normal business day that the New York Stock Exchange (NYSE) is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:
• The net assets of the fund held by the subaccount as of the current valuation; minus
• The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
• Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
• The total value of the subaccount’s units at the preceding valuation; minus
• A daily deduction for the mortality and expense risk charges, the administrative expense charge, and any other fees deducted daily from investments in the separate account. See “FEES.”

The net investment rate may be either positive or negative.

PRO.100207-14 20

Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the NYSE are $10 for
Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

$5,000 Purchase Payment

		Step 1 ¯		Step 1: You make an initial purchase payment of $5,000.
ReliaStar Life Insurance Company

		Step 2 ¯		Step 2:
• You direct us to invest $3,000 in Fund A. The purchase
	Separate Account N			payment purchases 300 accumulation units of Subaccount
A ($3,000 divided by the current $10 AUV); and
• You direct us to invest $2,000 in Fund B. The purchase
	Subaccount A	Subaccount B	Etc.	payment purchases 100 accumulation units of Subaccount
300 accumulation		100 accumulation		B ($2,000 divided by the current $20 AUV).
	units	units

	¯	Step 3 ¯
Step 3: The separate account purchases shares of the
Mutual Fund		Mutual Fund		applicable funds at the then current market value (net asset
	A	B		value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “PURCHASE AND RIGHTS.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

TRANSFERS

During the accumulation phase you may transfer amounts among the available subaccounts, and from the subaccounts to either Fixed Account A or Fixed Account B. Amounts may be transferred from Fixed Account C to one or more subaccounts only, and requires participation in the dollar cost averaging program. Transfers from Fixed
Account C to Fixed Account A or Fixed Account B are not allowed. Transfers from Fixed Account A, Fixed
Account B, or the subaccounts to Fixed Account C are not allowed.

We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 for each transfer and to limit the number of transfers.

Transfer Requests. Requests may be made in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:
•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

PRO.100207-14				21

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Section 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:
• Meets or exceeds our current definition of Excessive Trading, as defined below; or
• Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define “Excessive Trading” as:
• More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
Excessive Trading; or
• Six round-trips involving the same fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:
• Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
• Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
• Purchases and sales of fund shares in the amount of $5,000 or less;
• Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
• Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-
trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

PRO.100207-14 22

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our
Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or contract value to the fund or all funds within the fund family.

PRO.100207-14

23

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at Customer
Service or, if you are participating in the dollar cost averaging or automatic reallocation programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. Telephone transactions may be automatically available to you when you complete the contract application, unless you specifically decline to have such telephone privileges. In some states, you must affirmatively elect to have telephone privileges. The election may be made in the application or by completing a telephone reallocation form. A personal identification number (PIN) will be assigned to you when your telephone privileges are established. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These may include recording calls on voice recording equipment, requiring completion of a “telephone reallocation” form, written confirmation of telephone instructions and use of a PIN to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price.

Currently, under this program you may elect one of the following transfer options:
Option One:
• You may direct us to automatically transfer a fixed dollar amount or a specified percentage from the subaccounts or Fixed Account A to any of the other subaccounts or to Fixed Account A or Fixed Account B, or from Fixed Account C to the subaccounts. However, transfers from Fixed Account C to Fixed Account A or
Fixed Account B are not allowed. Also, no transfers to Fixed Account C are allowed from any subaccount or from any other fixed option.
• Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from Fixed Account C may be made on a monthly basis only.

Option Two:
• You may direct us to automatically transfer the interest earned on amounts invested in Fixed Account B to any one or more of the subaccounts.
• Only automatic transfers of 100% of interest earned are allowed. We will only transfer interest that is earned after you have elected this option. Reallocations may be made on a monthly, quarterly, semi-annual or annual basis.
• To elect transfers of this type, your account value must be at least $10,000 and the Fixed Account B account value must be at least $5,000. We reserve the right to discontinue these transfers when the Fixed Account B account value becomes less than $5,000.
• Transfers from Fixed Account B to the subaccounts or to Fixed Account A are allowed, subject to certain conditions. See “APPENDIX I.”

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. To obtain an application form or for additional information about this program, contact your sales representative or call us at the number listed in “CONTRACT OVERVIEW –
Questions: Contacting the Company.”

We reserve the right to discontinue, modify or suspend the dollar cost averaging program and to charge a processing fee not to exceed $25 for each transfer made under this program.

PRO.100207-14 24

Automatic Reallocation Program (Asset Rebalancing). Asset rebalancing allows you to reallocate your account value to match your current investment allocations by reallocating account values from the subaccounts that have increased in value to those subaccounts that have declined in value or increased in value at a slower rate or to
Fixed Account A. Asset rebalancing also allows you to reallocate account values invested in Fixed Account A. We automatically reallocate your account value on each quarterly anniversary of the date we established your account
(or any other date as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market.

There is currently no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You are eligible to participate in this program if your account value is at least $10,000. To apply, you must complete an application that you may obtain by writing to us at the address listed in “CONTRACT OVERVIEW – Questions: Contacting the
Company.” You must choose the applicable subaccounts and the percentage of account value to be maintained on a quarterly basis in each subaccount. All values in a selected subaccount will be available for rebalancing.

You may instruct us at any time to terminate this program by written request to us at the address listed in
“CONTRACT OVERVIEW – Questions: Contacting the Company.” Any value in a subaccount that has not been reallocated will remain in that subaccount regardless of the percentage allocation, unless you instruct us otherwise. If you wish to continue the reallocations after they have been terminated, you must complete an application and have at least $10,000 of account value.

We reserve the right to discontinue, modify or suspend the asset rebalancing program and to charge a processing fee not to exceed $25 for each reallocation between the subaccounts or to or from the unloaned account value of Fixed Account A. The account value in Fixed Account C is not eligible for participation in this program.

Transfers from the Fixed Accounts. For information on transfers from the Fixed Accounts, see “APPENDIX I” of this prospectus.

PRO.100207-14

25

WITHDRAWALS

Subject to any applicable retirement plan or Tax Code restrictions (see	Taxes, Fees and Deductions
“Withdrawal Restrictions” below), you may withdraw all or a portion of your
withdrawal value at any time during the accumulation phase. No withdrawals	Amounts withdrawn may be
are permitted from Fixed Account C. Contracts issued in connection with	subject to one or more of the
qualified retirement plans (other than IRAs and Roth IRAs) generally require	following:
• Early Withdrawal Charge (see
that the plan sponsor, or its delegate, certify that you are eligible for the	“FEES – Early Withdrawal
distribution.	Charge”)
Steps for Making a Withdrawal. You must select the withdrawal amount:	• Annual Maintenance Fee (see
• Full Withdrawals: You will receive your withdrawal value, reduced by any	“FEES – Annual
applicable tax, redemption fees, and maintenance fees; or	Maintenance Fee”)
• Partial Withdrawal Processing
• Partial Withdrawals: You may request withdrawal of either:	Fee (see “FEES – Early
> A gross amount, in which case the applicable early withdrawal charge,	Withdrawal Charge –
redemption fees, and taxes will be deducted from the gross amounts	Partial Withdrawal
requested; or	Processing Fee”)
> A specific amount after deduction of the applicable early withdrawal	• Redemption Fees (see “FEES
charge, redemption fees, and taxes.	– Redemption Fees”)
• Tax Penalty (see “TAX
Requests for partial withdrawals are subject to the following conditions:	CONSIDERATIONS”)
• The minimum amount of any partial withdrawal must be $1,000;	• Tax Withholding (see “TAX
• The account value may not fall below the greater of $1,000 or any	CONSIDERATIONS”)
outstanding loan balance divided by 85%;
• We may charge a processing fee of $25 or, if less, 2.0% of the amount	To determine which may apply to
you, refer to the appropriate
partially surrendered;	sections of this prospectus, contact
• Unless otherwise agreed to by us, we will withdraw dollars in the same	your sales representative or call us
proportion as the values you hold in the investment options in which you	at the number listed in
have an account value; and	“CONTRACT OVERVIEW –
• You must properly complete a disbursement form and deliver it to	Questions: Contacting the
Customer Service.	Company.”

Withdrawal Restrictions. Some plans may have other limits on withdrawals,	Withdrawal Value: Your account
other than or in addition to those listed below:	value less any outstanding loan
• Section 403(b)(11) of the Tax Code generally prohibits withdrawals under	balance and early withdrawal
403(b) contracts prior to your death, disability, attainment of age 59½,	charge.
severance from employment, or financial hardship of the following:
> Salary reduction contributions made after December 31, 1988; and
> Earnings on those contributions and earnings on amounts held before
1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship. Other withdrawals may be allowed as provided for under the Tax Code or regulations;
• Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See
“TAX CONSIDERATIONS – Taxation of Qualified Contracts -
Distributions – Eligibility – 403(b) and Roth 403(b) Plans”;
• Participants in the Texas Optional Retirement Program. You may not
receive any distribution before retirement, except upon becoming disabled as defined in the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General’s interpretation of Texas law; and
• 401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age
59½, severance from employment, or financial hardship. Income attributable to salary reduction contributions and credited on or after
January 1, 1989 may not be distributed in the case of hardship.

PRO.100207-14 26

Calculation of Your Withdrawal. We determine your account value every normal business day that the NYSE is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation date after we receive a request for withdrawal in good order at Customer
Service.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order. No interest will accrue on amounts represented by uncashed withdrawal checks.

SYSTEMATIC WITHDRAWALS

A systematic withdrawal is a series of automatic partial withdrawals from your	Features of a Systematic
account based on a payment method you select. You may elect to withdraw a	Withdrawal
specified dollar amount or a percentage of the account value on a monthly,
quarterly, semiannual or annual basis. The amount of each systematic	A systematic withdrawal allows
withdrawal must be at least $300.	you to receive regular payments
from your contract without
Systematic Withdrawal Availability. We reserve the right to modify or	moving into the income phase. By
remaining in the accumulation
discontinue offering systematic withdrawals. However, any such modification	phase, you retain certain rights and
or discontinuation will not affect any systematic withdrawals already in effect.	investment flexibility not available
We may add additional systematic withdrawal options from time to time.	during the income phase. Because
the account remains in the
Requesting a Systematic Withdrawal. To request systematic withdrawals	accumulation phase, all
and to assess terms and conditions that may apply, contact your sales	accumulation phase charges
representative at the number listed in “CONTRACT OVERVIEW –	continue to apply.
Questions: Contacting the Company.”

Terminating Systematic Withdrawals. You may discontinue systematic withdrawals at any time by submitting a written request to Customer Service.

Charges. Systematic withdrawals are subject to early withdrawal charges. Although we currently do not impose a processing fee, we reserve the right to charge a processing fee not to exceed the lesser of 2.0% of each systematic withdrawal payment or $25.

Taxation. Systematic withdrawals and revocations of elections may have tax consequences. Amounts withdrawn may be included in your gross income in the year in which the withdrawal occurs, and withdrawals prior to your reaching age 59½ may also be subject to a 10% federal tax penalty. See “TAX CONSIDERATIONS.”

PRO.100207-14 27

LOANS

Loans Available from Certain Qualified Contracts. If allowed by the contracts and the qualified plan for which the contract is issued, a loan may be available from the account value prior to your election of an income phase payment option or the annuitant’s attainment of age 70½. Loans are only allowed from amounts allocated to subaccounts and certain fixed accounts. Additional restrictions may apply under the Tax Code, your plan, or due to our administrative practices, or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if you have an outstanding loan in default. Loans are not available from nonqualified contracts, IRAs, 457, or Roth 403(b)
contracts.

A loan may be requested by properly completing the loan request form and submitting it to Customer Service.
Read the terms of the loan agreement before submitting any request. Processing of loan repayments (including pricing of such repayments) may be delayed for administrative reasons, including but not limited to submission of repayment without a proper loan coupon, or where the amount of a repayment differs from the amount printed on the loan coupon. We may also refuse to accept certain forms of loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your loan repayment. Please contact us at the number or address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company” for further information.

Charges. Loans are subject to an applicable early withdrawal charge. We reserve the right to charge a processing fee not to exceed $25. Interest will be charged on loaned amounts. The difference between the rate charged and the rate credited on loans under your contract is currently 2.5% per annum (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0% per annum.

PRO.100207-14	28

DEATH BENEFIT

During the Accumulation Phase	This section provides information
about the death benefit during the
When is a Death Benefit Payable? During the accumulation phase, a death	accumulation phase. For death
benefit is payable when the contract holder or in certain circumstances,	benefit information applicable to
annuitant dies.	the income phase, see “INCOME
Who Receives Death Benefit Proceeds? If you would like certain individuals	PHASE.”
or entities to receive the death benefit when it becomes payable, you may	Terms to Understand:
name them as your beneficiaries and/or contingent beneficiaries. Unless you	• Account Year/Account
have instructed us otherwise, if more than one beneficiary has been named, the	Anniversary: A period of 12
payment will be paid in equal shares. If you die and no beneficiary or	months measured from the
contingent beneficiary exists, or if the beneficiary or contingent beneficiary is	date we established your
not living on the date payment is due, the death benefit will be paid in a lump	account and each anniversary
sum to your estate.	of this date. Account
anniversaries are measured
Designating Your Beneficiary. You may designate a beneficiary on your	from this date;
application and may change the designated beneficiary at any time before	• Annuitant(s): The person(s)
income phase payments begin by sending us a written request. Upon our	on whose life(lives) or life
receipt of your written request in good order (see “CONTRACT	expectancy(ies) the income
OVERVIEW – Questions: Contacting the Company”), we will process the	phase payments are based;
change effective the date it was signed. Any change in beneficiary will not	• Beneficiary(ies): The
person(s) or entity(ies) entitled
affect any payments made or affect any actions taken by us before the request	to receive death benefit
was received. We are not responsible for the validity of any beneficiary	proceeds under the contract;
change.	• Claim Date: The date proof of
Death Benefit Amount	death and the beneficiary’s
right to receive the death
If you (for contracts owned by a natural person), or the annuitant (for contracts	benefit are received in good
owned by a non-natural person in connection with a 457 plan) die prior to the	order at Customer Service.
income phase, the person you have chosen to be your beneficiary will receive a	Please contact Customer
death benefit. The death benefit will be the greatest of three amounts: (1) the	Service to learn what
account value on the claim date less any outstanding loan balance; (2) the sum	information is required for a
of all purchase payments, adjusted for any amounts deducted from your	request for payment of the
account (including withdrawals, payments made under an income phase	death benefit to be in good
order. Generally, a request is
payment plan, loans and fees and expenses); or (3) the account value on the	considered to be in “good
sixth account anniversary immediately preceding your death (i.e., the account	order” when it is signed, dated
value on the latest of the 6th , 12th , 18th , etc. account anniversary), adjusted for	and made with such clarity and
purchase payments made and for amounts deducted (including withdrawals,	completeness that we are not
payments made under an income phase payment plan, loans and fees and	required to exercise any
expenses) since that anniversary. If you or the annuitant, as described above,	discretion in carrying it out;
die after age 80, your beneficiary will receive the greater of (1) or (2) above.	and
• Contingent Beneficiary: The
If your contract is a nonqualified contract owned by a non-natural person and	person(s) or entity(ies)
the annuitant dies, the beneficiary will receive the account value only. In that	designated to receive death
situation, neither the death benefit in (2) or (3) above will be available, nor can	benefit proceeds under the
the optional one-year step up (reset) death benefit be purchased.	contract if no beneficiary is
alive when the death benefit is
For contracts owned by a natural person, if the annuitant dies and is not the	due.
same as the contract owner, the contract owner will automatically be named as the new annuitant and no death benefit will be payable.

Optional One-Year Step Up (Reset) Death Benefit Endorsement
For an additional charge, you can purchase an endorsement that enables you to change the sixth account anniversary immediately preceding your death, in option (3) above, to the account anniversary immediately preceding your death. The death benefit determined based on the account anniversary immediately preceding your death may be more or less than the amount of the death benefit determined based on the sixth account anniversary immediately preceding your death. It may be possible that you will not realize any benefit from the purchase of the endorsement. The charge for this endorsement is equal to an annual rate of 0.15% of the average daily value of amounts invested in the subaccounts, charged on a monthly basis.
PRO.100207-14 29

Payment of the Death Benefit Before Income Phase Payments Begin

The beneficiary may choose one of the following three methods of payment:
• Receive a lump-sum payment equal to all or a portion of the account value;
• Apply some or all of the account value to any of the income phase payment options (in no event may payments to a beneficiary extend beyond the beneficiary’s life expectancy or any period certain greater than the beneficiary’s life expectancy); or
• Any other distribution method acceptable to us.

Until a death benefit request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

The timing and manner of payment are subject to the Tax Code’s distribution rules. See “TAX
CONSIDERATIONS – Distributions - General.” In general, the death benefit must be applied to either an income phase payment option within one year of the contract holder’s or annuitant’s death or the entire account value must be distributed within five years of the contract holder’s or annuitant’s date of death. For nonqualified contracts, an exception to this provision applies if the designated beneficiary is the surviving spouse, in which case the beneficiary may continue the contract as the successor contract holder and generally may exercise all rights under the contract.

Requests for payment of the death benefit in a lump sum will be paid within seven calendar days following the next valuation after we receive proof of death and a request for payment. Requests for continuing income phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the
Tax Code or the death benefit will be paid in a lump sum and the contract will be canceled.

Payment of Death Benefit or Proceeds.

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”)
to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the
Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the ING Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the
FDIC. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the
Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the timeframe required by the Tax Code. See
“TAX CONSIDERATIONS.”

PRO.100207-14 30

INCOME PHASE

During the income phase you stop contributing dollars to your account and	We may have used the following
start receiving payments from your accumulated account value.	terms in prior prospectuses:
• Annuity Provisions-Income
Initiating Payments. To start receiving income phase payments, you must	Phase;
notify us in writing of all of the following:	• Annuity Payout Selection-
• Payment start date;	Income Phase Payment
• Income phase payment option (see the income phase payment options	Option; and
• Annuity Payout-Income
table in this section); and	Phase Payment
• Choice of fixed, variable or a combination of both fixed and variable
payments.	Also, income phase payments are
sometimes referred to as “annuity
Your account will continue in the accumulation phase until you properly	payments.”
initiate income phase payments. If you have not selected an income phase payment option or a required minimum distribution payment method (for qualified contracts) before the payment start date, we will apply the fixed account values to provide fixed annuity payments and the subaccount values to provide variable annuity payments, both in the form of a Life Income with
Payments Guaranteed for 10 years (120 months) to be automatically effective.
You may change the income phase payment option by notifying us in writing before the payment start date. Once an income phase payment option is selected, it may not be changed.

What Affects Payment Amounts. Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected and whether you select fixed, variable or a combination of both fixed and variable payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s)
you select. The subaccounts available during the income phase may be limited, and may not include all subaccounts available during the accumulation phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For more information about how variable income phase payments are determined, call us for a copy of the SAI. See “CONTRACT OVERVIEW – Questions: Contacting the Company.”

Transfers. After income phase payments begin, you may transfer between subaccounts once per year.

Assumed Net Investment Rate. If you elect variable payments, the assumed net investment rate is 3.0%. If the investment performance of the subaccounts you selected exceeds 3.0%, your income phase payments will increase.
Conversely, if the investment performance of the subaccounts you selected is less than 3.0%, your income phase payments will decrease.

Minimum Payment Amounts. The income phase payment option you select must result in monthly payments of at least $100. We reserve the right to change the frequency of income phase payments to intervals that will result in payments of at least $100.

If the account value less any outstanding loan balance at the payment start date is less than $5,000, you will receive one lump-sum payment and the contract will be cancelled.

PRO.100207-14 31

Restrictions on Start Dates and the Duration of Payments. Unless otherwise agreed to by us, the start date must be the first business day of any calendar month, and the earliest start date is the first business day of the first month that is at least 60 days after issue. If you do not select a start date, or, for qualified contracts, if you do not select a required minimum distribution payment method, the start date will be the annuitant’s 85th birthday. The latest start date is the annuitant’s 99th birthday. If income phase payments start when the annuitant is at an advanced age, such as over 95, it is possible that the contract will not be considered an annuity for federal tax purposes. You may change the start date by notifying us in writing at least 30 days before the start date currently in effect and the new start date. The new start date must satisfy the requirements for a start date.

For qualified contracts only, income phase payments may not extend beyond:
• The life of the annuitant;
• The joint lives of the annuitant and beneficiary;
• A guaranteed period greater than the annuitant’s life expectancy; or
• A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

See “TAX CONSIDERATIONS” for further discussion of rules relating to income phase payments.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables on the following page), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under income phase payment options and is applicable to all income phase payment options, including variable options under which we do not assume a mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of 0.15% annually from amounts held in the subaccounts. We are currently deducting this charge.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment options table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days following the next valuation date after we receive proof of death acceptable to us and the request for the payment in good order at Customer Service. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation date after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Payment of Death Benefit or Proceeds.

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”)
to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the
Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Amounts applied to income phase payments are treated as a withdrawal from the contract, and we reserve the right to deduct any premium taxes not already paid under the contract. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the
Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “TAX CONSIDERATIONS” for additional information.

PRO.100207-14 32

Income Phase Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer other income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:
•	Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based; and
•	Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options

Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.
Life Income with	Length of Payments: For as long as the annuitant lives, with payments guaranteed for
Payments	10 years (120 months).
Guaranteed for	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made
10 Years*	all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Life Income-Two	Length of Payments: For as long as either annuitant lives. It is possible that only one
Lives	payment will be made if both annuitants die before the second payment’s due date.

Death Benefit-None: All payments end upon the death of both annuitants.
*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until you’re age 95.

TAX CONSIDERATIONS

Introduction		In this Section:
		•	Introduction;
		•	Taxation of Nonqualified
The contract described in this prospectus is designed to be treated as annuities			Contracts;
for U.S. federal income tax purposes. This section discusses our understanding		•	Taxation of Qualified
of current federal income tax laws affecting the contracts. The U.S. federal			Contracts;
income tax treatment of the contract is complex and sometimes uncertain. You		•	Tax Consequences of
should keep the following in mind when reading this section:			Enhanced Death Benefits;
• Your tax position (or the tax position of the designated beneficiary, as		•	Possible Changes in
applicable) may influence the federal taxation of amounts held or paid out			Taxation; and
under the contracts;		•	Taxation of the Company
• Tax laws change. It is possible that a change in the future could affect		When consulting a qualified tax
contracts issued in the past, including the contracts described in this		adviser, be certain that he or she
prospectus;		has expertise in the Tax Code
• This section addresses some, but not all, applicable federal income tax		sections applicable to your tax
rules and does not discuss federal estate and gift tax implications, state and		concerns.
local taxes or any other tax provisions; and
• No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the
Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a qualified tax adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Types of Contracts: Nonqualified or Qualified

The contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified contracts) or purchased on a tax-qualified basis (qualified contracts).

PRO.100207-14	33

Nonqualified Contracts. Nonqualified contracts do not receive the same tax benefits as are afforded to contracts funding qualified plans. They are purchased with after tax contributions and are purchased to save money with the right to receive annuity payments for either a specified period of time or over a lifetime.

Qualified Contracts. Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections 401(a),
401(k), 403(b), 408, 408A or 457(b) of the Tax Code. Employers or individuals intending to use the contract with such plans should seek qualified legal advice.

Roth Accounts. Tax Code section 402A allows employees of public schools and certain Tax Code section
501(c)(3) organizations offering 403(b) plans to contribute after-tax salary contributions to a Roth 403(b) account.
Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution or Annuity Starting Date

General. Tax Code section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a nonqualified contract until a distribution occurs or until income phase payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:
• Diversification. Tax Code section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary to do so;
• Investor Control. Although earnings under nonqualified contracts are generally not taxed until withdrawn, the
IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account;
• Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax
Code requires any nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;
• Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for federal income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the “investment in the contract” (generally, the purchase payments or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with a qualified tax adviser prior to purchasing the contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner; and

PRO.100207-14 34

• Delayed Income Phase Starting Date. If the contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a nonqualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all purchase payments to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty Tax. A distribution from a nonqualified contract may be subject to a federal tax penalty equal to 10%
of the amount treated as income. In general, however, there is no penalty on distributions:
• Made on or after the taxpayer reaches age 59½;
• Made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
• Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
• Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
• The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax adviser regarding procedures for making section 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:
• First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;
• Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
• Then, from any remaining “income on the contract;” and
• Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% tax penalty. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange.
We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax adviser prior to proceeding with the transaction.

PRO.100207-14 35

Taxation of Income Phase Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each income phase payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an income phase payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of income phase payments, as determined when income phase payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent income phase payment is subject to tax as ordinary income.

On September 27, 2010, President Obama signed into law the Small Business Jobs Act of 2010 which included language that permits the partial annuitization of non-qualified annuities, effective for amounts received in taxable years beginning after December 31, 2010. The provision applies an exclusion ratio to any amount received as an annuity under a portion of an annuity provided that the annuity payments are made for a period of 10 years or more or for life. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a contract because of your death or the death of the annuitant.
Generally, such amounts are includible in the income of the recipient as follows:
• If distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or
• If distributed under a payment option, they are taxed in the same way as annuity payments.

Special rules may apply to amounts distributed after a beneficiary has elected to maintain the contract value and receive payments.

Different distribution requirements apply if your death occurs:
• After you begin receiving annuity payments under the contract; or
• Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2013, your entire balance must be distributed by August 31, 2018. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:
• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The contract offers a death benefit that may exceed the greater of the purchase payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a nonqualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity:
• Which is purchased with a single purchase payment;
• With annuity payments starting within one year from the date of purchase; and
• Which provides a series of substantially equal periodic payments made annually or more frequently.

While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

PRO.100207-14 36

Multiple Contracts. Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury
Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact your sales representative or call us at the number listed in “CONTRACT OVERVIEW – Questions: Contacting the Company.”

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section
1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:
• Sections 401(a) and 401(k) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees;
• Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement;
• Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”);
• Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA; and
• Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-
governmental, tax-exempt organizations (non-governmental employers). Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account.

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence.
Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from any other IRA that you own within a 1-year period. Sales of the contract for use with
IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

PRO.100207-14 37

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply.
If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from that Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made. Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (e.g., annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

  Contributions in excess of specified limits;
  Distributions before age 59½ (subject to certain exceptions);
  Distributions that do not conform to specified commencement and minimum distribution rules; and
  Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

PRO.100207-14

38

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a qualified tax adviser in connection with contributions to a qualified contract.

401(a), 401(k), 403(b) and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth
403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $52,000 (as indexed for 2014). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or
457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), 403(b) or Roth 403(b) plan to generally no more than $17,500 (2014). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth
403(b) salary reduction contributions are made on an after-tax basis.

457(b) Plans. The total annual contributions (including pre-tax salary reduction contributions) made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or
$17,500 (as indexed for 2014). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 401(k), 403(b), Roth 403(b), and 125 cafeteria plans in addition to any deferrals to the 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), 403(b), Roth 403(b) or 457(b) who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:
• $5,500; or
• The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional special catch-up provisions may be available for 457(b) Plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the catch-up contribution provisions referenced above. Specifically, a participant may elect to defer the larger of: the applicable dollar amount, which for 2014 is $17,500, plus the catch-up contribution limit of
$5,500 (2014); or the applicable dollar amount plus the Special 457 Catch-up. For advice with respect to these catch-up provisions, please consult a qualified tax adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

401(a), 401(k), 403(b) and Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:
• The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
• You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
• The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

PRO.100207-14 39

A distribution is an eligible rollover distribution unless it is:
•	Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
•	A required minimum distribution under Tax Code section 401(a)(9);
•	A hardship withdrawal;
•	Otherwise excludable from income; or
•	Not recognized under applicable regulations as eligible for rollover.

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:
•	The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
•	You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Penalty Tax. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k), or 403(b) plan (or amounts from a governmental 457(b) plan that are attributable to rollovers from such plans) or IRA or Roth IRA unless certain exceptions, including one or more of the following, have occurred:
•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your beneficiary;
•	You have separated from service with the plan sponsor at or after age 55;
•	The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
•	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
•	The distribution is made due to an IRS levy upon your plan;
•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or
•	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k)
and 403(b) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions - Roth 403(b) and Roth IRA. A partial or full distribution of purchase payments to a
Roth 403(b) or a Roth IRA account and earnings credited on those purchase payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 403(b) or a Roth
IRA account is defined as a distribution that meets the following requirements:
•	The distribution occurs after the five-year taxable period measured from the earlier of:
> The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code section 402A;
> If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or
> The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; and
•	The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax
Code in proportion to your investment in the contract (basis) and earnings on the contract.

PRO.100207-14	40

Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon:
•	Retirement;
•	Death;
•	Disability;
•	Severance from employment;
•	Attainment of normal retirement age;
•	Attainment of age 62 under a phased retirement provision if available under your plan as described in the
Pension Protection Act of 2006; or
•	Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon:
•	Retirement;
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	Financial hardship; or
•	Termination of the plan (assets must be distributed within one year).

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) and Roth 403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code section 403(b)(11) may only occur upon:
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	Financial hardship;
•	Termination of the plan (assets must be distributed within one year); or
•	Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b)
regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

457(b) Plans. Under 457(b) plans, distributions may not be made available to you earlier than:
•	The calendar year you attain age 70½;
•	When you experience a severance from employment; or
•	When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

PRO.100207-14	41

Lifetime Required Minimum Distributions (401(a), 401(k), 403(b), Roth 403(b), 457(b) Plans and IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following:
• Start date for distributions;
• The time period in which all amounts in your contract(s) must be distributed; and
• Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:
• Under 401(a), 401(k), and governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or
• Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age
75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:
• Over your life or the joint lives of you and your designated beneficiary; or
• Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with
Tax Code section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (401(a), 401(k), 403(b), Roth 403(b), 457(b) Plans, IRAs and Roth IRAs)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2013, your entire balance must be distributed to the designated beneficiary by December 31, 2018. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:
• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:
• December 31 of the calendar year following the calendar year of your death; or
• December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

PRO.100207-14 42

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), 403(b), Roth 403(b), 457(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the
Tax Code.

457(b) Plans of Non-Governmental Employers. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Wage withholding is not required on payments to designated beneficiaries.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-Resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding is governed by
Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans of non-governmental employers, and we may require additional documentation prior to processing any requested distribution.

In-Plan Roth Rollovers

Tax Code section 403(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account (a Roth 403(b) account), non-Roth amounts may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Amounts rolled over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified
Distributions - Roth 403(b) and Roth IRA” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code section 72(t)
that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover.
The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

PRO.100207-14	43

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek qualified legal and tax advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), 403(b), Roth 403(b) and 457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:
• A plan participant as a means to provide benefit payments;
• An alternate payee under a QDRO in accordance with Tax Code section 414(p); or
• The Company as collateral for a loan; or
• The enforcement of a federal income tax lien or levy.

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Tax Consequences of Enhanced Death Benefits

The contract offers an optional endorsement that provides a death benefit that may exceed the greater of purchase payments and the contract value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit, which may result in currently taxable income and could affect the amount of required minimum distributions. Additionally, because certain charges are imposed with respect to some of the available death benefits it is possible these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract. Please consult with your tax adviser about the tax consequences of enhanced death benefits.

Same-Sex Marriages

Before June 26, 2013, pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages were not recognized for purposes of federal law. On that date the U.S. Supreme Court held in United States v.
Windsor that Section 3 of DOMA is unconstitutional. While valid same-sex marriages are now recognized under federal law and the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under
Tax Code sections 72(s) and 401(a)(9) are now available to a same-sex spouse, there are still unanswered questions regarding the scope and impact of the Windsor decision. Consequently, if you are married to a same-sex spouse you should contact a qualified tax adviser regarding your spouse’s rights and benefits under the contract described in the
Contract Prospectus and Contract Prospectus Summary and your particular tax situation.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us.
Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

PRO.100207-14 44

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

CONTRACT DISTRIBUTION

General

The Company’s affiliate, ING Financial Advisers, LLC, serves as the principal underwriter for the contract. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of FINRA and the Securities Investor Protection Corporation (“SIPC”).
ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with ING Financial Advisers, LLC. We refer to these broker-dealers as
“distributors.” The following distributors are affiliated with the Company and have entered into selling agreements with ING Financial Advisers, LLC for the sale of our variable annuity contracts:
• ING Financial Partners, Inc.	• Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account, but instead is paid by us through ING
Financial Advisers, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment ranges from 0.0% to a maximum of 6.75% of the payments to an account. Asset-based compensation of up to 1.0% may also be paid.

Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 6.75% of total purchase payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

PRO.100207-14	45

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the
Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, through ING Financial Advisers,
LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:
•	Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
•	Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
•	Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
•	Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
•	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
•	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2013, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:
•	ING Financial Partners, Inc.	•	Sunset Financial Services, Inc.
•	GWN Securities, Inc.	•	Ameritas Investment Corp.
•	Lincoln Investment Planning, Inc.	•	OneAmerica Securities, Inc.
•	PlanMember Securities Corporation	•	Centaurus Financial, Inc.
•	CUSO Financial Services, L.P.	•	Transamerica Financial Advisors, Inc.
•	LPL Financial Corporation	•	Summit Brokerage Services, Inc.
•	Royal Alliance Associates, Inc.	•	AXA Advisors, LLC
•	Cetera Financial Group	•	Sammons Securities Company, LLC
•	Veritrust® Financial, L.L.C.	•	Raymond James Financial, Inc.
•	Legend Equities Corporation	•	ProEquities, Inc.
•	Securities America, Inc.	•	Wells Fargo Advisors, LLC
•	National Planning Corporation	•	SagePoint Financial, Inc.
•	GLP Investment Services, LLC

PRO.100207-14			46

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts and/or services over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements. Please be aware that:
• The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;
• The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and
• At the direction of the contract holder, the Company may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

The OMNI Financial Group, Inc. (OMNI) is a third party administrator which has established a Preferred
Provider Program (“P3”) and has recommended the Company for inclusion in the P3 program based upon the
Company meeting or exceeding the established P3 qualifications and standards. For plans that utilize OMNI services and have enrolled in the P3 program, the Company pays OMNI $36 per year for each actively contributing participant to cover a share of the plan administration fees payable to OMNI.

OTHER TOPICS

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

PRO.100207-14 47

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:
• Standardized average annual total returns; and
• Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract, including any changes required to maintain the contract as a designated Roth annuity contract under the Tax Code, regulations,
IRS rulings and requirements. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the
Company’s ability to meet its obligations under the contract, ING Financial Advisers, LLC’s ability to distribute the contract or upon the separate account.

• Litigation. Notwithstanding the foregoing, the Company and/or ING Financial Advisers, LLC, is a
defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions.
Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

• Regulatory Matters. As with other financial services companies, the Company and its affiliates, including
ING Financial Advisers, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory

PRO.100207-14 48

matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:
• On any valuation day when the NYSE is closed (except customary weekend and holiday closings) or when trading on the NYSE is restricted;
• When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; and
• During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfers, Assignments or Exchanges of a Contract

A transfer of ownership or assignment of a contract, the designation of an annuitant, payee or other beneficiary who is not also the contract owner, or the exchange of a contract may result in certain tax consequences to the contract owner that are not discussed herein. A contract owner contemplating any such transfer, assignment, or exchange of a contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Involuntary Terminations

We reserve the right to terminate a contract if:
• The entire account value is withdrawn on or before income phase payments begin; or
• The outstanding loan balance equals or exceeds the account value.

Reports to Owners

At least once in each account year we will mail you, at the last known address of record, a statement of your account value. Written confirmation of every financial transaction made under the contract will be made immediately;
however, written confirmation of periodic payments made through salary reduction arrangements will be made quarterly.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or one of our affiliates. Call us at the number listed in “CONTRACT OVERVIEW -
Questions: Contacting the Company” if you need additional copies of financial reports, prospectuses or annual and semi-annual reports or if you would like to receive one copy for each contract in all future mailings.

PRO.100207-14 49

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI:
•	General Information and History		2
•	Separate Account N		2
•	Offering and Purchase of Contracts		3
•	Income Phase Payments		3
•	Sales Material and Advertising		4
•	Experts		5
•	Financial Statements of Separate Account N		S-1
•	Financial Statements - Statutory Basis of ReliaStar Life Insurance Company		C-1

You may request an SAI by calling Customer Service at the number listed in “CONTRACT OVERVIEW -
Questions: Contacting the Company” or by returning this request to Customer Service at the address listed in
“CONTRACT OVERVIEW - Questions: Contacting the Company.”

Please tear off, complete and return the form below to order a free Statement of Additional Information for contracts offered under the prospectus.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Your name

Address

City		State___________________________	Zip_____________

Please send me a copy of the Separate Account N ING Advantage CenturySM Statement of Additional Information
(Form No. SAI.100207-14).

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRO.100207-14		50

APPENDIX I

THE FIXED ACCOUNTS

General Disclosure

•	Fixed Account A, Fixed Account B and Fixed Account C (collectively, the fixed accounts) are investment options available during the accumulation phase.
•	Amounts allocated to the fixed accounts are held in the Company’s general account which supports insurance and annuity obligations.
•	All or a portion of your purchase payments may be allocated to the fixed accounts.
•	Interests in the fixed accounts have not been registered with the SEC in reliance on exemptions under the
Securities Act of 1933, as amended.
•	The fixed accounts have not been registered as investment companies under the Investment Company Act. of
1940.
•	Disclosure in this prospectus regarding the fixed accounts may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
•	Disclosure in this appendix regarding the fixed accounts has not been reviewed by the SEC.
•	Additional information about the fixed accounts may be found in the contracts.

Interest Rates

•	The fixed accounts have an interest rate that is set periodically by the Company. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment. The minimum guaranteed interest rate is set forth in the contract. The Company, may credit interest in excess of the guaranteed rate. Amounts applied to the fixed account are guaranteed to earn the interest rate in effect at the time money is applied for 12 months from the date a purchase payment is received. Subsequent interest rates for that amount are credited with excess interest at the rates in effect for the then current 12 month period. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims paying ability.
•	The Company determines excess interest credits, if any, based on a number of factors, including, but not limited to, investment yield rates, taxes, contract persistency, other experience factors and Company profit objectives.
In order to encourage new purchase payments or transfers, the Company may at certain times credit a higher initial interest rate to new purchase payments or transfers than it would otherwise credit based on other factors.
As the Company resets interest rates beginning 12 months after a purchase payment or transfer is received, and annually thereafter, any higher initial interest rate credited may be discontinued at any time. The relatively higher initial interest rates are credited with the expectation that over time the Company will lower interest rates, or not raise them as quickly as it otherwise might, on those same purchase payments or transfers. Due to all of these factors, the initial interest rate may be higher than, and not representative of, the rates that will be credited in subsequent years for existing purchase payments or transfers.
•	The Company is not aware of any statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company’s exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various contract holders, contract owners and stockholders.

Transfers from the Fixed Accounts. Subject to the conditions applicable to transfers among subaccounts, transfers of unloaned amounts from Fixed Account A may be made to the subaccounts or to Fixed Account B any time during the accumulation phase. During the income phase transfers into or between the fixed accounts are not allowed.

Transfers of amounts in Fixed Account B to the subaccounts or to Fixed Account A are subject to the following conditions:
•	Transfers may only be made within a 30-day period before and after an account anniversary and only one transfer may be made during such period (reallocation period).
•	Your request for transfer must be received by us no more than 30 days before the start of a reallocation period and no later than 10 days before the end of a reallocation period.
•	Transfer amounts may not exceed the greater of 25% of the Fixed Account B account value or $1,000 (if the balance in Fixed Account B after such transfer would be less than $1,000, the entire account value may be transferred).
•	Transfer amounts may not be less than $250 (if the balance in Fixed Account B is less than $250, the entire account value must be transferred).

PRO.100207-14	51

Transfers of amounts in Fixed Account C are subject to the following conditions:
• Transfers must begin within 30 days of deposit and must be in substantially equal payments over a 12-month period. Transfers will occur any time before the 29th day of each month (reallocation date). You may instruct us on which day you want the transfer to occur.
• If additional purchase payment(s) are received for allocation to Fixed Account C, the balance of Fixed Account
C will be adjusted to reflect the subsequent payment(s) and transfers will be recalculated based on the remaining 12-month period.
• You may change the subaccount(s) receiving Fixed Account C transfers by written request before the reallocation date. Only one transfer from Fixed Account C shall take place at any one time.
• If transfers from Fixed Account C are discontinued prior to the end of the 12-month period, the remaining balance of Fixed Account C will be reallocated as directed by you.
• Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not permitted.

Transfers into Fixed Account C from any subaccount or from any other fixed option are not allowed.

After the start of the income phase, reserves supporting fixed income phase payments cannot be reallocated. We reserve the right to allow transfers from Fixed Account C in excess of the limits described above on a non-
discriminatory basis.

Dollar Cost Averaging. Amounts you invest in the fixed accounts may be automatically transferred into the other investment options. Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not permitted.
Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from
Fixed Account C may be made on a monthly basis. Interest earned on amounts invested in Fixed Account B may be automatically transferred into the other investment options. See “TRANSFERS - Dollar Cost Averaging
Program.” Additionally:
• Only automatic transfers of 100% of interest earned in Fixed Account B are allowed, and transfers to Fixed
Account A or Fixed Account C are not allowed. We will only transfer interest that is earned after you have elected this option. Reallocations of this type may be made on a monthly, quarterly, semi-annual or annual basis.
• To elect transfers of this type, your account value must be at least $10,000 and the Fixed Account B account value must be at least $5,000. We reserve the right to discontinue transfers of this type when the Fixed Account
B account value becomes less than $5,000.

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law. Withdrawals will be made on a last-in first-out basis (i.e., the most recent purchase payment and associated earnings on that purchase payment will be the first to be withdrawn from the contract value, followed by the next most recent purchase payment and associated earnings, and so on).

Loans. Loans are not allowed from Fixed Account C. See “LOANS.”

Charges. We do not make deductions from amounts in the fixed accounts to cover mortality and expense risks. We consider these risks when determining the credited rate. We expect to derive a profit from the determination of the credited rate. If you make a full withdrawal, the amount available from the fixed accounts will be reduced by any applicable early withdrawal charge and annual maintenance fee. See “FEE TABLE” and “FEES.”

Guarantee. We guarantee that the fixed account value will not be less than the amount of purchase payments and transfers allocated to the fixed account, plus interest at the minimum guaranteed rate disclosed in the annuity contract, compounded annually, plus any additional interest which we may, in our discretion, credit to the fixed accounts, less the sum of all annual administrative charges or early withdrawal charges, any applicable premium taxes and any amounts withdrawn or reallocated from the fixed accounts.

PRO.100207-14 52

APPENDIX II

FUND DESCRIPTIONS

List of Fund Name Changes

New Fund Name	Former Fund Name
Franklin Small Cap Value VIP Fund	Franklin Small Cap Value Securities Fund
Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio	Lord Abbett Series Fund – Mid Cap Stock Portfolio
PIMCO Real Return Portfolio	PIMCO VIT Real Return Portfolio
VY PIMCO Bond Portfolio	VY PIMCO Total Return Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “CONTRACT OVERVIEW - Questions:
Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference
Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
American Funds Insurance Series® – Growth Fund	Seeks growth of capital.

Investment Adviser: Capital Research and Management
CompanySM

American Funds Insurance Series® – Growth-Income Fund	Seeks long-term growth of capital and income.

Investment Adviser: Capital Research and Management
CompanySM

American Funds Insurance Series® – International Fund	Seeks long-term growth of capital.

Investment Adviser: Capital Research and Management
CompanySM

Fidelity® VIP Contrafund® Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company

Subadvisers: FMR Co., Inc. and other investment advisers

PRO.100207-14 53

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
Fidelity® VIP Equity-Income Portfolio	Seeks reasonable income. Also considers the
potential for capital appreciation. Seeks to
Investment Adviser: Fidelity Management & Research	achieve a yield which exceeds the composite
Company	yield on the securities comprising the S&P
500® Index.
Subadvisers: FMR Co., Inc. and other investment advisers

Fidelity® VIP Index 500 Portfolio	Seeks investment results that correspond to the
total return of common stocks publicly traded
Investment Adviser: Fidelity Management & Research	in the United States, as represented by the S&P
Company	500® Index.

Subadvisers: Geode Capital Management, LLC and FMR
Co., Inc.

Fidelity® VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is
consistent with the preservation of capital.
Investment Adviser: Fidelity Management & Research
Company

Subadvisers: Fidelity Investments Money Management, Inc.
and other investment advisers

Fidelity® VIP Money Market Portfolio	Seeks as high a level of current income as is
consistent with preservation of capital and
Investment Adviser: Fidelity Management & Research	liquidity.
Company

Subadvisers: Fidelity Investments Money Management, Inc.
and other investment advisers

Franklin Small Cap Value VIP Fund	Seeks long-term total return. Under normal
market conditions, the Fund invests at least
Investment Adviser: Franklin Advisory Services, LLC	80% of its net assets in investments of small
capitalization companies.

Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio	Seeks capital appreciation through investments,
primarily in equity securities, which are
Investment Adviser: Lord, Abbett & Co. LLC (Lord	believed to be undervalued in the marketplace.
Abbett)

Neuberger Berman AMT Socially Responsive Portfolio®	Seeks long-term growth of capital by investing
primarily in securities of companies that meet
Investment Adviser: Neuberger Berman Management LLC	the fund’s financial criteria and social policy.

Subadviser: Neuberger Berman LLC

PIMCO Real Return Portfolio	Seeks maximum real return, consistent with
preservation of real capital and prudent
Investment Adviser: Pacific Investment Management	investment management.
Company LLC

Pioneer High Yield VCT Portfolio	Seeks to maximize total return by investing in
below-investment-grade debt securities and
Investment Adviser: Pioneer Investment Management, Inc.	preferred securities.

PRO.100207-14 54

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
Voya Global Resources Portfolio		A non-diversified portfolio that seeks long-term
capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: Voya Investment Management Co. LLC

Voya Growth and Income Portfolio		Seeks to maximize total return through
investments in a diversified portfolio of
Investment Adviser: Voya Investments, LLC		common stocks and securities convertible into
common stock. It is anticipated that capital
Subadviser: Voya Investment Management Co. LLC		appreciation and investment income will both
be major factors in achieving total return.

Voya Index Plus LargeCap Portfolio		Seeks to outperform the total return
performance of the S&P 500 Index, while
Investment Adviser: Voya Investments, LLC		maintaining a market level of risk.

Subadviser: Voya Investment Management Co. LLC

Voya Index Plus MidCap Portfolio		Seeks to outperform the total return
performance of the Standard and Poor’s
Investment Adviser: Voya Investments, LLC		MidCap 400 Index, while maintaining a market
level of risk.
Subadviser: Voya Investment Management Co. LLC

Voya Index Plus SmallCap Portfolio		Seeks to outperform the total return
performance of the Standard and Poor’s
Investment Adviser: Voya Investments, LLC		SmallCap 600 Index, while maintaining a
market level of risk.
Subadviser: Voya Investment Management Co. LLC

Voya Intermediate Bond Portfolio		Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its
Investment Adviser: Voya Investments, LLC		objective through investments in a diversified
portfolio consisting primarily of debt securities.
Subadviser: Voya Investment Management Co. LLC		It is anticipated that capital appreciation and
investment income will both be major factors in
achieving total return.

Voya International Index Portfolio		Seeks investment (before fees and expenses)
results that correspond to the total return (which
Investment Adviser: Voya Investments, LLC		includes capital appreciation and income) of a
widely accepted international index.
Subadviser: Voya Investment Management Co. LLC

Voya International Value Portfolio		Seeks long-term capital appreciation.

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC

PRO.100207-14	55

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
Voya Large Cap Growth Portfolio		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Voya Investment Management Co. LLC

Voya Large Cap Value Portfolio		Seeks long-term growth of capital and current
income.
Investment Adviser: Directed Services LLC

Subadviser: Voya Investment Management Co. LLC

Voya Limited Maturity Bond Portfolio		Seeks highest current income consistent with
low risk to principal and liquidity and
Investment Adviser: Directed Services LLC		secondarily, seeks to enhance its total return
through capital appreciation when market
Subadviser: Voya Investment Management Co. LLC		factors, such as falling interest rates and rising
bond prices, indicate that capital appreciation
may be available without significant risk to
principal.

Voya Liquid Assets Portfolio		Seeks high level of current income consistent
with the preservation of capital and liquidity.
Investment Adviser: Directed Services LLC

Subadviser: Voya Investment Management Co. LLC

Voya MidCap Opportunities Portfolio		Seeks long-term capital appreciation.

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC

Voya Multi-Manager Large Cap Core Portfolio		Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment Advisers,
LLC and The London Company of Virginia d/b/a The
London Company

Voya RussellTM Large Cap Growth Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: Voya Investments, LLC		(which includes capital appreciation and
income) of the Russell Top 200® Growth Index.
Subadviser: Voya Investment Management Co. LLC

Voya RussellTM Large Cap Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: Voya Investments, LLC		(which includes capital appreciation and
income) of the Russell Top 200® Index.
Subadviser: Voya Investment Management Co. LLC

PRO.100207-14	56

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
Voya RussellTM Mid Cap Growth Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: Voya Investments, LLC		(which includes capital appreciation and
income) of the Russell Midcap® Growth Index.
Subadviser: Voya Investment Management Co. LLC

Voya SmallCap Opportunities Portfolio		Seeks long-term capital appreciation.

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC

Voya Solution 2015 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return consistent
Investment Adviser: Directed Services LLC		with an asset allocation targeted at retirement in
approximately 2015. On the Target Date, the
Subadviser: Voya Investment Management Co. LLC		Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.

Voya Solution 2025 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return consistent
Investment Adviser: Directed Services LLC		with an asset allocation targeted at retirement in
approximately 2025. On the Target Date, the
Subadviser: Voya Investment Management Co. LLC		Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.

Voya Solution 2035 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return consistent
Investment Adviser: Directed Services LLC		with an asset allocation targeted at retirement in
approximately 2035. On the Target Date, the
Subadviser: Voya Investment Management Co. LLC		Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.

Voya Solution 2045 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return consistent
Investment Adviser: Directed Services LLC		with an asset allocation targeted at retirement in
approximately 2045. On the Target Date, the
Subadviser: Voya Investment Management Co. LLC		Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.

Voya Solution Income Portfolio		Seeks to provide a combination of total return
and stability of principal consistent with an
Investment Adviser: Directed Services LLC		asset allocation targeted to retirement.

Subadviser: Voya Investment Management Co. LLC

PRO.100207-14	57

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
Voya Strategic Allocation Conservative Portfolio		Seeks to provide total return (i.e., income and
capital growth, both realized and unrealized)
Investment Adviser: Voya Investments, LLC		consistent with preservation of capital.
Subadviser: Voya Investment Management Co. LLC
Voya Strategic Allocation Growth Portfolio		Seeks to provide capital appreciation.
Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC
Voya Strategic Allocation Moderate Portfolio		Seeks to provide total return (i.e., income and
capital appreciation, both realized and
Investment Adviser: Voya Investments, LLC		unrealized).
Subadviser: Voya Investment Management Co. LLC
Voya U.S. Stock Index Portfolio		Seeks total return.
Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC
VY American Century Small-Mid Cap Value Portfolio		Seeks long-term capital growth. Income is a
secondary objective.
Investment Adviser: Directed Services LLC
Subadviser: American Century Investment Management,
Inc.
VY Baron Growth Portfolio		Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: BAMCO, Inc.
VY BlackRock Large Cap Growth Portfolio		Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: BlackRock Investment Management, LLC
VY Clarion Global Real Estate Portfolio		Seeks high total return, consisting of capital
appreciation and current income.
Investment Adviser: Voya Investments, LLC
Subadviser: CBRE Clarion Securities LLC
VY Columbia Contrarian Core Portfolio		Seeks total return, consisting of long-term
capital appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Columbia Management Investment Advisers,
LLC

PRO.100207-14	58

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
VY FMRSM Diversified Mid Cap Portfolio*		Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: Fidelity Management & Research Company
*FMRSM is a service mark of Fidelity Management & Research Company
VY Invesco Comstock Portfolio		Seeks capital growth and income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.
VY Invesco Equity and Income Portfolio		Seeks total return, consisting of long-term
capital appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.
VY Invesco Growth and Income Portfolio		Seeks long-term growth of capital and income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.
VY JPMorgan Emerging Markets Equity Portfolio		Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.
VY JPMorgan Mid Cap Value Portfolio		Seeks growth from capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.
VY JPMorgan Small Cap Core Equity Portfolio		Seeks capital growth over the long-term.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.
VY Marsico Growth Portfolio		Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Marsico Capital Management, LLC
VY MFS Total Return Portfolio		Seeks above-average income (compared to a
portfolio entirely invested in equity securities)
Investment Adviser: Directed Services LLC		consistent with the prudent employment of
capital and secondarily, seeks reasonable
Subadviser: Massachusetts Financial Services Company		opportunity for growth of capital and income.

PRO.100207-14	59

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
VY Oppenheimer Global Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: OppenheimerFunds, Inc.

VY PIMCO Bond Portfolio		Seeks maximum total return, consistent with
capital preservation and prudent investment
Investment Adviser: Directed Services LLC		management.

Subadviser: Pacific Investment Management Company LLC

VY Pioneer High Yield Portfolio		Seeks to maximize total return through income
and capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.

VY T. Rowe Price Capital Appreciation Portfolio		Seeks, over the long-term, a high total
investment return, consistent with the
Investment Adviser: Directed Services LLC		preservation of capital and with prudent
investment risk.
Subadviser: T. Rowe Price Associates, Inc.

VY T. Rowe Price Diversified Mid Cap Growth Portfolio		Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

VY T. Rowe Price Equity Income Portfolio		Seeks substantial dividend income as well as
long-term growth of capital.
Investment Adviser: Directed Services LLC
Effective July 14, 2014, the investment
Subadviser: T. Rowe Price Associates, Inc.		objective will change to: Seeks a high level of
dividend income as well as long-term growth of
capital through investments in stocks.

VY T. Rowe Price Growth Equity Portfolio		Seeks long-term capital growth, and
secondarily, increasing dividend income.
Investment Adviser: Directed Services LLC
Effective July 14, 2014, the investment
Subadviser: T. Rowe Price Associates, Inc.		objective will change to: Seeks long-term
growth through investments in stocks.

VY T. Rowe Price International Stock Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

PRO.100207-14	60

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
VY Templeton Foreign Equity Portfolio		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Templeton Investment Counsel, LLC

Wanger Select		Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC
Wanger USA		Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC

PRO.100207-14	61

APPENDIX III
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2013, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Separate Account N available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2013 the "Value at beginning of period" shown is the value at first date of investment. Portfolio name changes after December 31, 2013 are not reflected in the following information.

(Selected data for accumulation units outstanding throughout each period, reflecting total daily separate account charges of 1.40%)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
AMERICAN FUNDS INSURANCE SERIES® - GROWTH FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.11	$8.69	$9.21	$7.87	$5.72	$10.36	$10.02
Value at end of period	$12.96	$10.11	$8.69	$9.21	$7.87	$5.72	$10.36
Number of accumulation units outstanding at end of period	1,075,152	1,054,796	1,019,402	905,563	826,066	517,348	210,863
AMERICAN FUNDS INSURANCE SERIES® - GROWTH - INCOME FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.58	$8.27	$8.54	$7.77	$6.01	$9.80	$10.15
Value at end of period	$12.61	$9.58	$8.27	$8.54	$7.77	$6.01	$9.80
Number of accumulation units outstanding at end of period	764,328	767,003	764,356	676,481	569,995	344,738	167,550
AMERICAN FUNDS INSURANCE SERIES® - INTERNATIONAL FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.13	$7.85	$9.25	$8.75	$6.20	$10.87	$9.99
Value at end of period	$10.95	$9.13	$7.85	$9.25	$8.75	$6.20	$10.87
Number of accumulation units outstanding at end of period	759,377	767,594	757,929	678,993	535,847	343,909	163,636
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$34.66	$30.19	$31.41	$27.17	$20.31	$35.82	$30.89	$28.04	$24.32	$21.36
Value at end of period	$44.87	$34.66	$30.19	$31.41	$27.17	$20.31	$35.82	$30.89	$28.04	$24.32
Number of accumulation units outstanding at end of period	1,741,259	1,891,430	2,069,904	2,257,366	2,475,885	2,592,576	2,940,749	3,421,204	3,608,230	3,603,532
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$24.02	$20.77	$20.86	$18.37	$14.31	$25.30	$25.27	$21.32	$20.42	$18.57
Value at end of period	$30.36	$24.02	$20.77	$20.86	$18.37	$14.31	$25.30	$25.27	$21.32	$20.42
Number of accumulation units outstanding at end of period	1,101,639	1,209,486	1,342,996	1,514,892	1,693,030	1,798,746	2,150,244	2,564,189	3,055,591	3,309,785
FIDELITY® VIP INDEX 500 PORTFOLIO
Value at beginning of period	$25.70	$22.48	$22.34	$19.70	$15.78	$25.40	$24.43	$21.41	$20.71	$18.98
Value at end of period	$33.51	$25.70	$22.48	$22.34	$19.70	$15.78	$25.40	$24.43	$21.41	$20.71
Number of accumulation units outstanding at end of period	2,593,195	2,803,115	3,056,895	3,358,392	3,659,045	3,875,153	4,462,892	5,170,714	5,734,832	6,284,312

CFI 1

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO
Value at beginning of period	$18.23	$17.46	$16.49	$15.52	$13.60	$14.25	$13.85	$13.46	$13.36	$12.97
Value at end of period	$17.66	$18.23	$17.46	$16.49	$15.52	$13.60	$14.25	$13.85	$13.46	$13.36
Number of accumulation units outstanding at end of period	774,940	869,327	881,448	972,798	1,029,633	1,125,040	1,348,755	1,602,378	1,791,726	1,902,345
FIDELITY® VIP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.37	$13.54	$13.72	$13.88	$13.97	$13.75	$13.26	$12.82	$12.62	$12.64
Value at end of period	$13.19	$13.37	$13.54	$13.72	$13.88	$13.97	$13.75	$13.26	$12.82	$12.62
Number of accumulation units outstanding at end of period	600,247	674,159	668,659	693,988	816,911	986,027	867,300	889,566	1,016,753	1,120,186
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.36	$12.30	$12.96	$10.25	$8.05	$12.18	$12.66	$10.97	$9.89
Value at end of period	$19.29	$14.36	$12.30	$12.96	$10.25	$8.05	$12.18	$12.66	$10.97
Number of accumulation units outstanding at end of period	269,522	230,923	228,859	219,143	202,990	162,970	137,667	98,655	23,199
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$24.22	$21.07	$22.02	$18.25	$13.60	$18.74	$19.53	$17.11	$16.04	$13.38
Value at end of period	$31.48	$24.22	$21.07	$22.02	$18.25	$13.60	$18.74	$19.53	$17.11	$16.04
Number of accumulation units outstanding at end of period	94,409	91,629	90,789	88,926	86,370	74,979	69,967	87,319	86,051	66,036
ING BALANCED PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.29	$10.96	$11.27	$10.01	$8.52	$12.01	$11.54	$10.64	$10.63
Value at end of period	$14.14	$12.29	$10.96	$11.27	$10.01	$8.52	$12.01	$11.54	$10.64
Number of accumulation units outstanding at end of period	41,243	42,864	52,495	64,399	71,405	83,618	111,617	137,182	3,005
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$24.59	$20.79	$20.58	$16.46	$12.32	$21.21	$20.23	$17.75	$16.73	$13.22
Value at end of period	$33.77	$24.59	$20.79	$20.58	$16.46	$12.32	$21.21	$20.23	$17.75	$16.73
Number of accumulation units outstanding at end of period	188,868	187,379	196,822	190,330	189,950	158,468	152,699	145,532	1,110,338	51,186
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.35	$8.26	$8.49	$7.58	$5.88	$9.77	$10.03
Value at end of period	$12.30	$9.35	$8.26	$8.49	$7.58	$5.88	$9.77
Number of accumulation units outstanding at end of period	1,214,989	1,295,541	1,407,178	1,517,309	1,622,431	1,669,632	1,863,605
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.63	$9.36	$10.00	$8.72	$6.61	$9.62
Value at end of period	$11.92	$11.63	$9.36	$10.00	$8.72	$6.61
Number of accumulation units outstanding at end of period	414,267	402,324	384,921	393,259	377,442	343,560

CFI 2

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during Jul 2005)
Value at beginning of period	$11.60	$10.45	$11.10	$10.02	$7.70	$12.82	$12.45	$11.05	$10.95
Value at end of period	$15.47	$11.60	$10.45	$11.10	$10.02	$7.70	$12.82	$12.45	$11.05
Number of accumulation units outstanding at end of period	119,350	117,006	112,727	109,588	92,704	57,485	46,623	33,120	3,065
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.50	$13.72	$15.62	$12.34	$8.99	$14.98	$13.27	$12.03	$11.07
Value at end of period	$20.80	$15.50	$13.72	$15.62	$12.34	$8.99	$14.98	$13.27	$12.03
Number of accumulation units outstanding at end of period	129,495	136,753	143,422	132,960	109,789	89,661	76,145	52,422	2,689
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.55	$12.06	$13.46	$11.22	$8.28	$14.23	$10.25
Value at end of period	$12.94	$11.55	$12.06	$13.46	$11.22	$8.28	$14.23
Number of accumulation units outstanding at end of period	643,760	661,624	704,558	677,806	687,784	651,713	659,309
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.85	$11.25	$11.44	$10.17	$7.92	$12.87	$12.16
Value at end of period	$16.55	$12.85	$11.25	$11.44	$10.17	$7.92	$12.87
Number of accumulation units outstanding at end of period	386,847	181,444	187,184	193,066	156,587	133,553	163,541
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$15.35	$13.60	$13.80	$12.28	$10.11	$16.33	$15.77	$13.96	$13.43	$12.32
Value at end of period	$20.12	$15.35	$13.60	$13.80	$12.28	$10.11	$16.33	$15.77	$13.96	$13.43
Number of accumulation units outstanding at end of period	176,181	190,048	192,015	202,833	232,995	269,664	265,739	296,022	130,910	84,437
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$20.01	$17.24	$17.69	$14.71	$11.33	$18.40	$17.69	$16.39	$14.95	$13.01
Value at end of period	$26.55	$20.01	$17.24	$17.69	$14.71	$11.33	$18.40	$17.69	$16.39	$14.95
Number of accumulation units outstanding at end of period	284,766	310,132	330,868	369,152	409,527	405,989	489,583	585,359	494,201	163,203
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$18.68	$16.86	$17.22	$14.22	$11.55	$17.63	$19.07	$16.99	$16.01	$13.30
Value at end of period	$26.29	$18.68	$16.86	$17.22	$14.22	$11.55	$17.63	$19.07	$16.99	$16.01
Number of accumulation units outstanding at end of period	194,273	194,457	202,410	223,528	234,101	237,587	335,385	441,518	359,202	112,992
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.38	$12.41	$11.70	$10.80	$9.82	$10.88	$10.41	$10.14	$10.06
Value at end of period	$13.18	$13.38	$12.41	$11.70	$10.80	$9.82	$10.88	$10.41	$10.14
Number of accumulation units outstanding at end of period	294,043	286,248	241,571	219,268	210,122	214,110	131,885	73,223	2,362

CFI 3

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.60	$9.93	$11.50	$10.83	$10.00
Value at end of period	$13.97	$11.60	$9.93	$11.50	$10.83
Number of accumulation units outstanding at end of period	73,391	4,002	3,594	4,507	3,975
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$20.51	$17.44	$20.80	$20.58	$16.41	$29.07	$25.99	$20.36	$18.87	$16.30
Value at end of period	$24.51	$20.51	$17.44	$20.80	$20.58	$16.41	$29.07	$25.99	$20.36	$18.87
Number of accumulation units outstanding at end of period	449,783	490,370	540,344	619,934	714,966	763,016	913,831	1,080,508	1,315,804	1,365,791
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$17.14	$14.63	$15.11	$13.28	$10.45	$16.65	$17.24	$15.04	$14.70	$12.76
Value at end of period	$22.90	$17.14	$14.63	$15.11	$13.28	$10.45	$16.65	$17.24	$15.04	$14.70
Number of accumulation units outstanding at end of period	319,027	294,181	331,534	324,999	328,622	302,362	308,362	332,436	291,793	145,290
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.57	$12.20	$12.51	$11.29	$9.33	$12.35	$12.10	$10.89	$10.16
Value at end of period	$16.72	$13.57	$12.20	$12.51	$11.29	$9.33	$12.35	$12.10	$10.89
Number of accumulation units outstanding at end of period	634,926	672,552	725,696	780,350	866,028	928,685	1,088,177	1,316,257	28,744
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.71	$11.25	$11.67	$10.52	$8.60	$12.87	$12.73	$11.13	$10.19
Value at end of period	$16.79	$12.71	$11.25	$11.67	$10.52	$8.60	$12.87	$12.73	$11.13
Number of accumulation units outstanding at end of period	677,413	710,744	764,219	829,553	894,368	947,989	1,260,077	1,647,437	12,931
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$22.85	$19.45	$24.14	$20.35	$12.03	$25.03	$18.33	$13.69	$10.05
Value at end of period	$21.24	$22.85	$19.45	$24.14	$20.35	$12.03	$25.03	$18.33	$13.69
Number of accumulation units outstanding at end of period	428,479	438,926	460,984	460,503	410,651	309,786	373,958	283,868	127,852
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$22.90	$19.30	$19.18	$15.77	$12.71	$19.19	$18.97	$16.46	$15.36	$12.88
Value at end of period	$29.79	$22.90	$19.30	$19.18	$15.77	$12.71	$19.19	$18.97	$16.46	$15.36
Number of accumulation units outstanding at end of period	294,027	293,451	308,185	307,214	328,467	300,528	326,079	317,559	312,966	176,531
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.09	$13.72	$14.06	$11.22	$8.93	$12.87	$13.26	$11.50	$10.25
Value at end of period	$22.12	$16.09	$13.72	$14.06	$11.22	$8.93	$12.87	$13.26	$11.50
Number of accumulation units outstanding at end of period	1,198,886	1,297,351	1,442,182	1,588,670	1,786,754	1,955,018	2,329,522	2,879,062	6,712

CFI 4

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.53	$9.90	$9.92
Value at end of period	$14.88	$11.53	$9.90
Number of accumulation units outstanding at end of period	1,305,467	1,401,653	1,534,093
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.59	$8.48	$8.31	$7.06	$6.35	$9.22	$9.95
Value at end of period	$12.38	$9.59	$8.48	$8.31	$7.06	$6.35	$9.22
Number of accumulation units outstanding at end of period	277,618	291,099	286,967	215,380	208,200	199,359	231,438
ING LIMITED MATURITY BOND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.30	$11.29	$11.32	$11.13	$10.53	$10.71	$10.27	$10.03	$10.01
Value at end of period	$11.22	$11.30	$11.29	$11.32	$11.13	$10.53	$10.71	$10.27	$10.03
Number of accumulation units outstanding at end of period	585,472	589,007	594,702	668,504	731,503	780,239	817,806	977,628	5,825
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.49	$10.63	$10.78	$10.92	$11.02	$10.88	$10.49	$10.13	$10.01
Value at end of period	$10.35	$10.49	$10.63	$10.78	$10.92	$11.02	$10.88	$10.49	$10.13
Number of accumulation units outstanding at end of period	144,016	171,824	165,158	139,602	147,841	141,714	140,303	11,399	142,410
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.54	$9.46	$9.73	$8.22	$6.45	$10.06
Value at end of period	$14.12	$10.54	$9.46	$9.73	$8.22	$6.45
Number of accumulation units outstanding at end of period	99,337	80,604	77,763	76,987	78,517	75,660
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.03	$13.71	$13.69	$12.64	$10.87	$14.19	$13.84	$12.54	$12.36	$11.28
Value at end of period	$17.59	$15.03	$13.71	$13.69	$12.64	$10.87	$14.19	$13.84	$12.54	$12.36
Number of accumulation units outstanding at end of period	273,871	259,500	257,736	239,973	224,140	191,113	287,661	384,646	468,412	270,367
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.24	$9.99	$10.18	$7.92	$5.68	$9.23	$7.44	$7.00	$6.44	$5.85
Value at end of period	$14.63	$11.24	$9.99	$10.18	$7.92	$5.68	$9.23	$7.44	$7.00	$6.44
Number of accumulation units outstanding at end of period	2,199,432	2,259,932	2,469,710	2,693,044	2,988,972	3,163,299	3,648,781	4,535,993	5,263,838	5,981,476
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.07	$11.10	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98	$10.72
Value at end of period	$15.51	$12.07	$11.10	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98
Number of accumulation units outstanding at end of period	30,210	26,781	26,578	23,968	19,694	16,081	9,115	4,539	17

CFI 5

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$20.67	$17.23	$19.02	$16.62	$12.07	$20.51	$19.52	$16.78	$14.98	$13.18
Value at end of period	$25.92	$20.67	$17.23	$19.02	$16.62	$12.07	$20.51	$19.52	$16.78	$14.98
Number of accumulation units outstanding at end of period	1,639,001	1,773,784	1,963,707	2,160,953	2,368,360	2,476,984	2,819,614	3,211,990	3,170,562	43,488
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.26	$14.30	$14.02	$13.18	$11.84	$12.00	$11.10	$10.80	$10.70	$10.37
Value at end of period	$14.80	$15.26	$14.30	$14.02	$13.18	$11.84	$12.00	$11.10	$10.80	$10.70
Number of accumulation units outstanding at end of period	1,047,553	1,061,775	957,392	876,361	675,330	486,974	284,629	314,916	289,177	129,090
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$16.70	$14.57	$14.89	$12.68	$7.70	$11.06	$10.56	$10.04
Value at end of period	$18.50	$16.70	$14.57	$14.89	$12.68	$7.70	$11.06	$10.56
Number of accumulation units outstanding at end of period	395,308	390,944	386,700	406,651	533,661	414,117	78,010	19,571
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.15	$13.42	$13.06	$11.74	$10.11
Value at end of period	$19.72	$15.15	$13.42	$13.06	$11.74
Number of accumulation units outstanding at end of period	2,234,001	2,479,163	2,707,204	3,048,629	3,365,218
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.99	$13.15	$13.00	$11.75	$10.00
Value at end of period	$19.52	$14.99	$13.15	$13.00	$11.75
Number of accumulation units outstanding at end of period	444,148	495,446	548,635	637,551	727,251
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.61	$13.71	$14.21	$11.45	$10.02
Value at end of period	$20.77	$15.61	$13.71	$14.21	$11.45
Number of accumulation units outstanding at end of period	70,357	60,255	62,993	58,055	47,263
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$33.50	$29.50	$29.66	$22.73	$17.59	$27.22	$25.08	$22.60	$21.00	$19.33
Value at end of period	$45.94	$33.50	$29.50	$29.66	$22.73	$17.59	$27.22	$25.08	$22.60	$21.00
Number of accumulation units outstanding at end of period	404,601	432,742	469,305	513,352	551,678	587,177	674,104	791,379	926,946	1,080,775
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.50	$9.53	$9.71	$8.83	$7.30	$10.10	$10.04
Value at end of period	$11.33	$10.50	$9.53	$9.71	$8.83	$7.30	$10.10
Number of accumulation units outstanding at end of period	399,340	383,876	309,342	257,335	172,052	68,575	1,949

CFI 6

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.95	$8.86	$9.26	$8.23	$6.61	$10.12
Value at end of period	$11.43	$9.95	$8.86	$9.26	$8.23	$6.61
Number of accumulation units outstanding at end of period	520,779	466,624	450,514	385,323	296,212	97,663
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.73	$8.55	$9.07	$8.02	$6.32	$10.15
Value at end of period	$11.58	$9.73	$8.55	$9.07	$8.02	$6.32
Number of accumulation units outstanding at end of period	363,325	329,327	278,356	204,683	122,130	37,141
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.44	$8.27	$8.83	$7.75	$6.04	$10.16	$10.04
Value at end of period	$11.52	$9.44	$8.27	$8.83	$7.75	$6.04	$10.16
Number of accumulation units outstanding at end of period	222,995	206,259	166,983	128,047	70,330	19,295	149
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.21	$10.33	$10.41	$9.61	$8.29	$10.06
Value at end of period	$11.86	$11.21	$10.33	$10.41	$9.61	$8.29
Number of accumulation units outstanding at end of period	220,343	259,677	282,986	298,201	308,432	311,605
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.56	$13.15	$13.10	$11.96	$10.29	$13.65	$13.08	$12.24	$11.96	$11.23
Value at end of period	$16.10	$14.56	$13.15	$13.10	$11.96	$10.29	$13.65	$13.08	$12.24	$11.96
Number of accumulation units outstanding at end of period	385,002	320,059	306,713	284,524	308,081	185,764	116,489	63,297	32,695	46,527
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$15.39	$13.57	$14.17	$12.71	$10.29	$16.33	$15.76	$14.12	$13.48	$12.21
Value at end of period	$18.57	$15.39	$13.57	$14.17	$12.71	$10.29	$16.33	$15.76	$14.12	$13.48
Number of accumulation units outstanding at end of period	470,099	446,706	433,884	382,126	343,272	215,623	153,793	85,076	51,527	14,629
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$15.04	$13.43	$13.70	$12.40	$10.32	$15.05	$14.47	$13.20	$12.79	$11.76
Value at end of period	$17.29	$15.04	$13.43	$13.70	$12.40	$10.32	$15.05	$14.47	$13.20	$12.79
Number of accumulation units outstanding at end of period	827,420	760,711	680,704	603,890	521,133	310,842	200,615	124,545	94,672	66,100
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.50	$13.73	$13.53	$12.04	$9.16	$12.82	$12.45	$11.01	$10.12
Value at end of period	$18.68	$15.50	$13.73	$13.53	$12.04	$9.16	$12.82	$12.45	$11.01
Number of accumulation units outstanding at end of period	1,916,150	1,498,629	1,307,712	1,137,940	1,062,551	886,173	770,274	533,084	198,482

CFI 7

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.90	$13.02	$13.71	$10.82	$7.49	$13.36	$11.95	$11.11	$9.51
Value at end of period	$19.87	$14.90	$13.02	$13.71	$10.82	$7.49	$13.36	$11.95	$11.11
Number of accumulation units outstanding at end of period	2,668,980	2,920,278	3,227,458	3,557,873	3,947,134	4,140,802	4,684,740	5,458,320	3,048,458
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.47	$13.36	$13.63	$12.00	$9.97
Value at end of period	$19.83	$15.47	$13.36	$13.63	$12.00
Number of accumulation units outstanding at end of period	378,413	375,450	379,946	370,255	362,500
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$18.59	$15.86	$16.25	$14.10	$10.01	$17.56	$16.20	$14.50	$13.85	$12.77
Value at end of period	$25.53	$18.59	$15.86	$16.25	$14.10	$10.01	$17.56	$16.20	$14.50	$13.85
Number of accumulation units outstanding at end of period	226,939	227,193	229,138	243,982	226,507	198,594	205,607	194,623	171,611	110,800
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.13	$12.04	$13.88	$12.35	$9.08	$18.17	$15.24	$12.44	$10.08
Value at end of period	$15.96	$14.13	$12.04	$13.88	$12.35	$9.08	$18.17	$15.24	$12.44
Number of accumulation units outstanding at end of period	954,148	1,022,639	1,118,773	1,231,740	1,371,628	1,439,000	1,674,860	1,983,457	12,685
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.89	$7.58	$8.73	$8.14	$6.24	$10.14
Value at end of period	$10.54	$8.89	$7.58	$8.73	$8.14	$6.24
Number of accumulation units outstanding at end of period	626,182	610,659	174,957	145,120	104,876	62,230
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.38	$10.84	$10.80	$9.54	$7.67	$12.36	$11.91	$10.46	$10.01
Value at end of period	$16.11	$12.38	$10.84	$10.80	$9.54	$7.67	$12.36	$11.91	$10.46
Number of accumulation units outstanding at end of period	67,358	66,774	60,635	47,542	40,712	22,948	16,018	20,317	2,320
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.82	$10.46	$11.05	$8.94	$7.16	$11.97	$12.07	$10.91	$9.91
Value at end of period	$15.19	$11.82	$10.46	$11.05	$8.94	$7.16	$11.97	$12.07	$10.91
Number of accumulation units outstanding at end of period	135,885	138,791	138,883	128,010	128,416	107,582	108,204	97,995	41,121
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO®
Value at beginning of period	$16.06	$14.68	$15.36	$12.68	$9.78	$16.38	$15.44	$13.77	$13.07	$11.70
Value at end of period	$21.80	$16.06	$14.68	$15.36	$12.68	$9.78	$16.38	$15.44	$13.77	$13.07
Number of accumulation units outstanding at end of period	214,146	224,259	223,835	221,111	234,267	215,343	236,346	221,220	236,178	222,168

CFI 8

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$15.83	$14.76	$13.40	$12.57	$10.77	$11.75	$10.78	$10.84	$10.77	$10.18
Value at end of period	$14.17	$15.83	$14.76	$13.40	$12.57	$10.77	$11.75	$10.78	$10.84	$10.77
Number of accumulation units outstanding at end of period	922,577	1,022,967	702,927	575,708	473,667	396,287	162,380	142,143	169,681	71,540
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$15.54	$13.58	$14.00	$12.03	$7.60	$11.94	$11.44	$10.69	$10.64	$9.73
Value at end of period	$17.17	$15.54	$13.58	$14.00	$12.03	$7.60	$11.94	$11.44	$10.69	$10.64
Number of accumulation units outstanding at end of period	175,851	158,788	131,971	130,563	135,789	93,394	112,266	118,101	91,765	181,000
WANGER SELECT
Value at beginning of period	$15.40	$13.18	$16.24	$13.01	$7.94	$15.81	$14.66	$12.42	$11.40	$9.88
Value at end of period	$20.44	$15.40	$13.18	$16.24	$13.01	$7.94	$15.81	$14.66	$12.42	$11.40
Number of accumulation units outstanding at end of period	198,348	214,471	245,237	253,964	244,383	215,615	231,178	180,124	108,821	88,350
WANGER USA
Value at beginning of period	$16.02	$13.54	$14.23	$11.70	$8.34	$14.02	$13.49	$12.68	$11.56	$9.82
Value at end of period	$21.13	$16.02	$13.54	$14.23	$11.70	$8.34	$14.02	$13.49	$12.68	$11.56
Number of accumulation units outstanding at end of period	183,797	181,229	194,719	179,323	171,364	141,105	133,871	130,486	103,548	36,460

CFI 9

PART B

RELIASTAR LIFE
ING ADVANTAGE CENTURYSM

INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
ISSUED BY SEPARATE ACCOUNT N
AND
RELIASTAR LIFE INSURANCE COMPANY

Statement of Additional Information dated May 1, 2014

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the current prospectus dated May 1, 2014 relating to the individual fixed and variable deferred annuity contracts issued by
Separate Account N (the “separate account”) and ReliaStar Life Insurance Company (the “Company,” “we,”, “us,”
“our”). A copy of the prospectus may be obtained from the Customer Service Center at P.O. Box 5050, Minot,
North Dakota 58702-5050, by calling 1-877-884-5050, or from ING Financial Advisers, LLC, One Orange Way,
Windsor, Connecticut 06095-4774.

Read the prospectus before you invest. Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

Page

General Information and History	2
Separate Account N	2
Offering and Purchase of Contracts	3
Income Phase Payments	3
Sales Material and Advertising	4
Experts	5
Financial Statements of Separate Account N	S-1
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company	C-1

1

GENERAL INFORMATION AND HISTORY

ReliaStar Life Insurance Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company (“Northern”), a wholly owned subsidiary of the Company. On October 1,
2002, Northern merged into the Company, and the Company assumed responsibilities for Northern’s obligations under the contracts.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM ”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009 ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the
Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of
March 25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European
Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY

We established Separate Account N on October 1, 2002 under the insurance laws of the State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. It also meets the definition of “separate account” under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of Northern, which was created in 1994 under Washington law. In connection with the merger of Northern and the Company, the separate account was transferred to the
Company.

Purchase payments to accounts under the contract may be allocated to one or more of the available subaccounts and/or to any available Fixed Account which for retail series contracts includes Fixed Account A, Fixed Account B and/or Fixed Account C (which are part of the general account of the Company).

We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

2

OFFERING AND PURCHASE OF CONTRACTS

Effective January 1, 2004, the contracts are distributed by ING Financial Advisers, LLC, the principal underwriter for the contracts and an affiliate of the Company. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the
Financial Industry Regulatory Authority, and the Securities Investor Protection Corporation. ING Financial
Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. Prior to
January 1, 2004, the contracts were distributed by Washington Square Securities, Inc. (WSSI), an affiliate of the
Company. The contracts are distributed through life insurance agents who are registered representatives of ING
Financial Advisers, LLC or of other broker-dealers who have entered into sales arrangements with ING Financial
Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “PURCHASE AND RIGHTS” and “YOUR
ACCOUNT VALUE.”

Compensation paid to the principal underwriter ING Financial Advisers, LLC for the years ending
December 31, 2013, 2012 and 2011 amounted to $6,384,887.27, $8,924.610.47 and $5,854,292.77, respectively, in connection with the distribution of all registered variable annuity products issued by Separate Account N of the
Company. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Separate
Account N of the Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “INCOME PHASE” in the prospectus), the value of your account is determined using accumulation unit values as of the 10th valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of
Annuity Units purchased is based on your account value and the value of each Annuity Unit on the day the Annuity
Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate of 3.0% per annum.

If the actual net investment rate on the assets of the separate account is equal to the assumed investment rate, income phase payments will remain level. If the actual net investment rate exceeds the assumed investment rate, income phase payments will increase. Conversely, if it is less, than the payouts will decrease.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “YOUR ACCOUNT VALUE” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a seven day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.0% per annum.

3

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the 10th valuation prior to retirement was
$13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity
Units is determined to be 20.414. The value of this number of Annuity units will be paid in each subsequent month.
Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly income phase payment, dividing this factor by 1.0024331 = 1.0000810 ^ 30 (to take into account 30 days of the assumed net investment rate of 3.0% per annum built into the number of Annuity Units determined above)
produces a result of 1.000839. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.411237 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.411237, which produces a payment of $273.78.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts.
We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones
Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and
Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and
Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

4

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-
deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Separate Account N as of December 31, 2013, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of the Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA
30308.

5

FINANCIAL STATEMENTS
ReliaStar Life Insurance Company
Separate Account N
Year Ended December 31, 2013
with Report of Independent Registered Public Accounting Firm

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RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Financial Statements
Year Ended December 31, 2013

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ReliaStar Life Insurance Company

We have audited the accompanying financial statements of ReliaStar Life Insurance Company Separate
Account N (the “Account”), which comprise the statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2013, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2013 and 2012. These financial statements are the responsibility of the
Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting ReliaStar Life
Insurance Company Separate Account N at December 31, 2013, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2013 and 2012, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst &Young LLP

Atlanta, Georgia
April 14, 2014

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2013
(Dollars in thousands)

		American Funds	American Funds
	American Funds	Insurance	Insurance	Fidelity® VIP	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income	Contrafund®
	Series® Growth	Growth-Income	International	Portfolio - Initial	Portfolio - Initial
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Class	Class
Assets
Investments in mutual funds
at fair value	$ 13,934	$ 9,638	$ 8,315	$ 33,446	$ 78,130
Total assets	13,934	9,638	8,315	33,446	78,130
Net assets	$ 13,934	$ 9,638	$ 8,315	$ 33,446	$ 78,130

Net assets
Accumulation units	$ 13,934	$ 9,638	$ 8,315	$ 33,446	$ 78,130
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 13,934	$ 9,638	$ 8,315	$ 33,446	$ 78,130

Total number of mutual fund shares	178,778	191,234	393,153	1,436,057	2,274,535

Cost of mutual fund shares	$ 8,542	$ 6,018	$ 6,280	$ 32,353	$ 61,835

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2013
(Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Investment	Fidelity® VIP	Franklin Small
	Index 500	Grade Bond	Money Market	Cap Value	ING Balanced
	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial	Securities	Portfolio -
	Class	Class	Class	Fund - Class 2	Class I
Assets
Investments in mutual funds
at fair value	$ 86,898	$ 13,685	$ 7,959	$ 5,199	$ 583
Total assets	86,898	13,685	7,959	5,199	583
Net assets	$ 86,898	$ 13,685	$ 7,959	$ 5,199	$ 583

Net assets
Accumulation units	$ 86,898	$ 13,685	$ 7,918	$ 5,199	$ 583
Contracts in payout (annuitization)	-	-	41	-	-
Total net assets	$ 86,898	$ 13,685	$ 7,959	$ 5,199	$ 583

Total number of mutual fund shares	466,466	1,107,236	7,958,549	215,998	41,626

Cost of mutual fund shares	$ 59,730	$ 13,979	$ 7,959	$ 3,481	$ 526

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2013
(Dollars in thousands)

		ING BlackRock		ING Clarion
		Large Cap	ING BlackRock	Global Real	ING FMRSM
	ING	Growth	Large Cap	Estate	Diversified Mid
	Intermediate	Portfolio -	Growth	Portfolio -	Cap Portfolio -
	Bond Portfolio -	Institutional	Portfolio -	Institutional	Institutional
	Class I	Class	Service Class	Class	Class
Assets
Investments in mutual funds
at fair value	$ 3,875	$ 14,944	$ 116	$ 4,938	$ 131
Total assets	3,875	14,944	116	4,938	131
Net assets	$ 3,875	$ 14,944	$ 116	$ 4,938	$ 131

Net assets
Accumulation units	$ 3,875	$ 14,944	$ 116	$ 4,938	$ 131
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 3,875	$ 14,944	$ 116	$ 4,938	$ 131

Total number of mutual fund shares	310,039	1,036,364	8,082	450,553	6,254

Cost of mutual fund shares	$ 3,948	$ 11,587	$ 87	$ 4,189	$ 96

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2013
(Dollars in thousands)

			ING Invesco	ING Invesco	ING JPMorgan
	ING FMRSM	ING Global	Growth and	Growth and	Emerging
	Diversified Mid	Resources	Income	Income	Markets Equity
	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,693	$ 8,330	$ 11,374	$ 147	$ 9,101
Total assets	2,693	8,330	11,374	147	9,101
Net assets	$ 2,693	$ 8,330	$ 11,374	$ 147	$ 9,101

Net assets
Accumulation units	$ 2,693	$ 8,330	$ 11,374	$ 147	$ 9,101
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,693	$ 8,330	$ 11,374	$ 147	$ 9,101

Total number of mutual fund shares	129,807	395,549	364,661	4,730	478,995

Cost of mutual fund shares	$ 1,722	$ 7,364	$ 9,050	$ 101	$ 9,348

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2013
(Dollars in thousands)

ING JPMorgan
	Small Cap Core	ING Large Cap
	Equity	Growth	ING Large Cap	ING Large Cap
	Portfolio -	Portfolio -	Growth	Value Portfolio -	ING Large Cap
	Institutional	Institutional	Portfolio -	Institutional	Value Portfolio -
	Class	Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 26,519	$ 19,425	$ 112	$ 3,437	$ 662
Total assets	26,519	19,425	112	3,437	662
Net assets	$ 26,519	$ 19,425	$ 112	$ 3,437	$ 662

Net assets
Accumulation units	$ 26,519	$ 19,425	$ 112	$ 3,437	$ 662
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 26,519	$ 19,425	$ 112	$ 3,437	$ 662

Total number of mutual fund shares	1,274,356	1,017,034	5,940	291,264	56,559

Cost of mutual fund shares	$ 16,892	$ 13,832	$ 87	$ 2,390	$ 603

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2013
(Dollars in thousands)

ING Marsico
	ING Limited	ING Liquid	Growth	ING Marsico	ING MFS Total
	Maturity Bond	Assets	Portfolio -	Growth	Return
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Class I	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 6,569	$ 1,491	$ 1,403	$ 122	$ 4,817
Total assets	6,569	1,491	1,403	122	4,817
Net assets	$ 6,569	$ 1,491	$ 1,403	$ 122	$ 4,817

Net assets
Accumulation units	$ 6,569	$ 1,491	$ 1,403	$ 122	$ 4,817
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6,569	$ 1,491	$ 1,403	$ 122	$ 4,817

Total number of mutual fund shares	644,651	1,490,570	54,791	4,832	257,201

Cost of mutual fund shares	$ 6,696	$ 1,491	$ 954	$ 77	$ 3,718

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2013
(Dollars in thousands)

ING T. Rowe
		ING Multi-	ING T. Rowe	Price Equity	ING T. Rowe
	ING MFS Total	Manager Large	Price Capital	Income	Price Equity
	Return	Cap Core	Appreciation	Portfolio -	Income
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service 2 Class	Service Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 415	$ 469	$ 35,794	$ 7,504	$ 718
Total assets	415	469	35,794	7,504	718
Net assets	$ 415	$ 469	$ 35,794	$ 7,504	$ 718

Net assets
Accumulation units	$ 415	$ 469	$ 35,794	$ 7,504	$ 718
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 415	$ 469	$ 35,794	$ 7,504	$ 718

Total number of mutual fund shares	22,343	31,638	1,262,119	447,728	42,773

Cost of mutual fund shares	$ 337	$ 343	$ 29,459	$ 4,907	$ 523

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2013
(Dollars in thousands)

ING T. Rowe
	Price			ING American	ING American
	International	ING U.S. Stock	ING Money	Century Small-	Century Small-
	Stock Portfolio -	Index Portfolio -	Market	Mid Cap Value	Mid Cap Value
	Institutional	Institutional	Portfolio -	Portfolio - Initial	Portfolio -
	Class	Class	Class I	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 15,228	$ 1,085	$ 248	$ 2,972	$ 186
Total assets	15,228	1,085	248	2,972	186
Net assets	$ 15,228	$ 1,085	$ 248	$ 2,972	$ 186

Net assets
Accumulation units	$ 15,228	$ 1,085	$ 248	$ 2,972	$ 186
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 15,228	$ 1,085	$ 248	$ 2,972	$ 186

Total number of mutual fund shares	1,147,566	74,478	248,233	194,249	12,256

Cost of mutual fund shares	$ 14,952	$ 852	$ 248	$ 2,398	$ 135

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2013
(Dollars in thousands)

ING Fidelity®
	ING Baron	ING Baron	ING Columbia	ING Columbia	VIP
	Growth	Growth	Contrarian Core Contrarian Core Contrafund®
	Portfolio - Initial	Portfolio -	Portfolio - Initial	Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 6,378	$ 255	$ 1,846	$ 120	$ 1,956
Total assets	6,378	255	1,846	120	1,956
Net assets	$ 6,378	$ 255	$ 1,846	$ 120	$ 1,956

Net assets
Accumulation units	$ 6,378	$ 255	$ 1,846	$ 120	$ 1,956
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6,378	$ 255	$ 1,846	$ 120	$ 1,956

Total number of mutual fund shares	202,543	8,339	73,152	4,811	144,005

Cost of mutual fund shares	$ 3,800	$ 158	$ 1,231	$ 82	$ 1,300

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2013
(Dollars in thousands)

ING Fidelity®
	VIP Equity-	ING Fidelity®		ING Invesco	ING Invesco
	Income	VIP Mid Cap	ING Global	Comstock	Comstock
	Portfolio -	Portfolio -	Bond Portfolio -	Portfolio - Initial	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 408	$ 501	$ 366	$ 7,306	$ 215
Total assets	408	501	366	7,306	215
Net assets	$ 408	$ 501	$ 366	$ 7,306	$ 215

Net assets
Accumulation units	$ 408	$ 501	$ 366	$ 7,306	$ 215
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 408	$ 501	$ 366	$ 7,306	$ 215

Total number of mutual fund shares	34,555	27,619	34,959	472,862	13,960

Cost of mutual fund shares	$ 301	$ 327	$ 404	$ 5,052	$ 132

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2013
(Dollars in thousands)

	ING Invesco	ING Invesco			ING
	Equity and	Equity and	ING JPMorgan	ING JPMorgan	Oppenheimer
	Income	Income	Mid Cap Value	Mid Cap Value	Global
	Portfolio - Initial	Portfolio -	Portfolio - Initial	Portfolio -	Portfolio - Initial
	Class	Service Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 10,616	$ 324	$ 8,759	$ 311	$ 42,483
Total assets	10,616	324	8,759	311	42,483
Net assets	$ 10,616	$ 324	$ 8,759	$ 311	$ 42,483

Net assets
Accumulation units	$ 10,616	$ 324	$ 8,759	$ 311	$ 42,483
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 10,616	$ 324	$ 8,759	$ 311	$ 42,483

Total number of mutual fund shares	236,331	7,267	411,803	14,732	2,248,963

Cost of mutual fund shares	$ 8,190	$ 254	$ 5,853	$ 199	$ 30,736

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2013
(Dollars in thousands)

ING
	Oppenheimer	ING PIMCO	ING PIMCO	ING Pioneer
	Global	Total Return	Total Return	High Yield	ING Solution
	Portfolio -	Portfolio - Initial	Portfolio -	Portfolio - Initial	2015 Portfolio -
	Service Class	Class	Service Class	Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 598	$ 15,504	$ 1,481	$ 7,313	$ 4,525
Total assets	598	15,504	1,481	7,313	4,525
Net assets	$ 598	$ 15,504	$ 1,481	$ 7,313	$ 4,525

Net assets
Accumulation units	$ 598	$ 15,504	$ 1,481	$ 7,313	$ 4,525
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 598	$ 15,504	$ 1,481	$ 7,313	$ 4,525

Total number of mutual fund shares	32,606	1,336,533	128,994	589,299	374,546

Cost of mutual fund shares	$ 438	$ 15,996	$ 1,544	$ 6,806	$ 4,081

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2013
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,545	$ 5,953	$ 1,356	$ 4,207	$ 453
Total assets	1,545	5,953	1,356	4,207	453
Net assets	$ 1,545	$ 5,953	$ 1,356	$ 4,207	$ 453

Net assets
Accumulation units	$ 1,545	$ 5,953	$ 1,356	$ 4,207	$ 453
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,545	$ 5,953	$ 1,356	$ 4,207	$ 453

Total number of mutual fund shares	128,959	446,215	102,567	295,250	32,075

Cost of mutual fund shares	$ 1,375	$ 4,750	$ 1,030	$ 3,252	$ 315

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2013
(Dollars in thousands)

ING T. Rowe
Price Diversified
			ING Solution	ING Solution	Mid Cap
	ING Solution	ING Solution	Income	Income	Growth
	2045 Portfolio -	2045 Portfolio -	Portfolio - Initial	Portfolio -	Portfolio - Initial
	Initial Class	Service Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 2,569	$ 725	$ 2,613	$ 257	$ 53,035
Total assets	2,569	725	2,613	257	53,035
Net assets	$ 2,569	$ 725	$ 2,613	$ 257	$ 53,035

Net assets
Accumulation units	$ 2,569	$ 725	$ 2,613	$ 257	$ 53,033
Contracts in payout (annuitization)	-	-	-	-	2
Total net assets	$ 2,569	$ 725	$ 2,613	$ 257	$ 53,035

Total number of mutual fund shares	173,107	49,344	227,043	22,490	4,540,657

Cost of mutual fund shares	$ 1,984	$ 539	$ 2,517	$ 248	$ 38,902

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2013
(Dollars in thousands)

ING T. Rowe
	Price Diversified	ING T. Rowe	ING T. Rowe
	Mid Cap	Price Growth	Price Growth	ING Templeton	ING Templeton
	Growth	Equity	Equity	Foreign Equity Foreign Equity
	Portfolio -	Portfolio - Initial	Portfolio -	Portfolio - Initial	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 289	$ 5,794	$ 500	$ 6,600	$ 605
Total assets	289	5,794	500	6,600	605
Net assets	$ 289	$ 5,794	$ 500	$ 6,600	$ 605

Net assets
Accumulation units	$ 289	$ 5,794	$ 500	$ 6,600	$ 605
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 289	$ 5,794	$ 500	$ 6,600	$ 605

Total number of mutual fund shares	25,285	65,018	5,702	499,618	46,085

Cost of mutual fund shares	$ 207	$ 3,421	$ 333	$ 4,970	$ 447

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2013
(Dollars in thousands)

	ING Strategic	ING Strategic	ING Strategic
	Allocation	Allocation	Allocation	ING Growth	ING Index Plus
	Conservative	Growth	Moderate	and Income	LargeCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 6,199	$ 8,730	$ 14,306	$ 6,402	$ 3,545
Total assets	6,199	8,730	14,306	6,402	3,545
Net assets	$ 6,199	$ 8,730	$ 14,306	$ 6,402	$ 3,545

Net assets
Accumulation units	$ 6,199	$ 8,730	$ 14,306	$ 6,402	$ 3,545
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6,199	$ 8,730	$ 14,306	$ 6,402	$ 3,545

Total number of mutual fund shares	509,329	660,343	1,134,504	202,157	176,796

Cost of mutual fund shares	$ 5,567	$ 6,497	$ 11,382	$ 4,900	$ 2,585

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2013
(Dollars in thousands)

ING Russell™
	ING Index Plus	ING Index Plus	ING	ING	Large Cap
	MidCap	SmallCap	International	International	Growth Index
	Portfolio -	Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 7,561	$ 5,107	$ 63	$ 1,025	$ 44,054
Total assets	7,561	5,107	63	1,025	44,054
Net assets	$ 7,561	$ 5,107	$ 63	$ 1,025	$ 44,054

Net assets
Accumulation units	$ 7,561	$ 5,107	$ 63	$ 1,025	$ 44,054
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 7,561	$ 5,107	$ 63	$ 1,025	$ 44,054

Total number of mutual fund shares	320,091	233,643	6,313	102,836	2,018,996

Cost of mutual fund shares	$ 4,325	$ 3,056	$ 53	$ 895	$ 22,914

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2013
(Dollars in thousands)

ING Russell™
	ING Russell™	Mid Cap	ING Small	ING	ING MidCap
	Large Cap	Growth Index	Company	International	Opportunities
	Index Portfolio -	Portfolio -	Portfolio -	Value Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 8,670	$ 1,461	$ 136	$ 11,024	$ 32,181
Total assets	8,670	1,461	136	11,024	32,181
Net assets	$ 8,670	$ 1,461	$ 136	$ 11,024	$ 32,181

Net assets
Accumulation units	$ 8,670	$ 1,461	$ 136	$ 11,024	$ 32,178
Contracts in payout (annuitization)	-	-	-	-	3
Total net assets	$ 8,670	$ 1,461	$ 136	$ 11,024	$ 32,181

Total number of mutual fund shares	604,586	59,572	5,534	1,142,403	1,940,928

Cost of mutual fund shares	$ 4,988	$ 974	$ 94	$ 12,218	$ 15,615

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2013
(Dollars in thousands)

Neuberger
		Lord Abbett	Berman AMT		PIMCO Real
	ING SmallCap	Series Fund	Socially	Oppenheimer	Return
	Opportunities	MidCap Stock	Responsive	Main Street	Portfolio -
	Portfolio -	Portfolio -	Portfolio® -	Small Cap	Administrative
	Class I	Class VC	Class I	Fund®/VA	Class
Assets
Investments in mutual funds
at fair value	$ 18,587	$ 2,064	$ 4,668	$ 320	$ 13,073
Total assets	18,587	2,064	4,668	320	13,073
Net assets	$ 18,587	$ 2,064	4,668	320	13,073

Net assets
Accumulation units	$ 18,587	$ 2,064	$ 4,668	$ 320	$ 13,073
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 18,587	$ 2,064	4,668	320	13,073

Total number of mutual fund shares	637,865	88,096	214,935	11,508	1,037,533

Cost of mutual fund shares	$ 11,238	$ 1,271	$ 2,983	$ 200	$ 14,566

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2013
(Dollars in thousands)

	Pioneer High
	Yield VCT
	Portfolio -	Wanger
	Class I	Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$ 3,019	$ 4,054	$ 3,884
Total assets	3,019	4,054	3,884
Net assets	3,019	4,054	3,884

Net assets
Accumulation units	$ 3,019	$ 4,054	$ 3,884
Contracts in payout (annuitization)	-	-	-
Total net assets	3,019	4,054	3,884

Total number of mutual fund shares	287,832	111,349	94,423

Cost of mutual fund shares	$ 2,975	$ 2,592	$ 2,856

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2013
(Dollars in thousands)

		American Funds	American Funds
	American Funds	Insurance	Insurance	Fidelity® VIP	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income	Contrafund®
	Series® Growth	Growth-Income	International	Portfolio - Initial	Portfolio - Initial
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Class	Class
Net investment income (loss)
Investment Income:
Dividends	$ 117	$ 117	$ 104	$ 783	$ 763
Expenses:
Mortality and expense risk
charges	172	120	106	447	1,006
Total expenses	172	120	106	447	1,006
Net investment income (loss)	(55)	(3)	(2)	336	(243)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	81	261	68	(212)	1,927
Capital gains distributions	-	-	-	2,076	20
Total realized gain (loss) on investments
and capital gains distributions	81	261	68	1,864	1,947
Net unrealized appreciation
(depreciation) of investments	3,041	2,086	1,331	5,179	16,838
Net realized and unrealized gain (loss)
on investments	3,122	2,347	1,399	7,043	18,785
Net increase (decrease) in net assets
resulting from operations	$ 3,067	$ 2,344	$ 1,397	$ 7,379	$ 18,542

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2013
(Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Investment	Fidelity® VIP	Franklin Small
	Index 500	Grade Bond	Money Market	Cap Value	ING Balanced
	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial	Securities	Portfolio -
	Class	Class	Class	Fund - Class 2	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 1,500	$ 332	$ 2	$ 50	$ 12
Expenses:
Mortality and expense risk
charges	1,123	210	113	59	8
Total expenses	1,123	210	113	59	8
Net investment income (loss)	377	122	(111)	(9)	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,395	100	-	336	-
Capital gains distributions	794	170	-	65	-
Total realized gain (loss) on investments
and capital gains distributions	4,189	270	-	401	-
Net unrealized appreciation
(depreciation) of investments	16,575	(886)	-	855	74
Net realized and unrealized gain (loss)
on investments	20,764	(616)	-	1,256	74
Net increase (decrease) in net assets
resulting from operations	$ 21,141	$ (494)	$ (111)	$ 1,247	$ 78

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2013
(Dollars in thousands)

		ING BlackRock		ING Clarion
		Large Cap	ING BlackRock	Global Real	ING FMRSM
	ING	Growth	Large Cap	Estate	Diversified Mid
	Intermediate	Portfolio -	Growth	Portfolio -	Cap Portfolio -
	Bond Portfolio -	Institutional	Portfolio -	Institutional	Institutional
	Class I	Class	Service Class	Class	Class
Net investment income (loss)
Investment Income:
Dividends	$ 133	$ 184	$ 1	$ 280	$ 1
Expenses:
Mortality and expense risk
charges	55	186	2	69	2
Total expenses	55	186	2	69	2
Net investment income (loss)	78	(2)	(1)	211	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	55	(6)	16	39	15
Capital gains distributions	-	-	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	55	(6)	16	39	16
Net unrealized appreciation
(depreciation) of investments	(195)	3,708	16	(132)	22
Net realized and unrealized gain (loss)
on investments	(140)	3,702	32	(93)	38
Net increase (decrease) in net assets
resulting from operations	$ (62)	$ 3,700	$ 31	$ 118	$ 37

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2013
(Dollars in thousands)

			ING Invesco	ING Invesco	ING JPMorgan
	ING FMRSM	ING Global	Growth and	Growth and	Emerging
	Diversified Mid	Resources	Income	Income	Markets Equity
	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 11	$ 76	$ 134	$ 2	$ 82
Expenses:
Mortality and expense risk
charges	33	112	146	3	133
Total expenses	33	112	146	3	133
Net investment income (loss)	(22)	(36)	(12)	(1)	(51)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	121	(278)	22	34	253
Capital gains distributions	9	-	-	-	208
Total realized gain (loss) on investments
and capital gains distributions	130	(278)	22	34	461
Net unrealized appreciation
(depreciation) of investments	591	1,220	2,826	15	(1,117)
Net realized and unrealized gain (loss)
on investments	721	942	2,848	49	(656)
Net increase (decrease) in net assets
resulting from operations	$ 699	$ 906	$ 2,836	$ 48	$ (707)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2013
(Dollars in thousands)

	ING JPMorgan
	Small Cap Core	ING Large Cap
	Equity	Growth	ING Large Cap	ING Large Cap
	Portfolio -	Portfolio -	Growth	Value Portfolio -	ING Large Cap
	Institutional	Institutional	Portfolio -	Institutional	Value Portfolio -
	Class	Class	Service Class	Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 224	$ 95	$ -	$ 77	$ 1
Expenses:
Mortality and expense risk
charges	335	248	1	45	3
Total expenses	335	248	1	45	3
Net investment income (loss)	(111)	(153)	(1)	32	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	552	387	8	173	-
Capital gains distributions	569	166	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,121	553	9	173	-
Net unrealized appreciation
(depreciation) of investments	6,530	4,145	19	592	59
Net realized and unrealized gain (loss)
on investments	7,651	4,698	28	765	59
Net increase (decrease) in net assets
resulting from operations	$ 7,540	$ 4,545	$ 27	$ 797	$ 57

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2013
(Dollars in thousands)

			ING Marsico
	ING Limited	ING Liquid	Growth	ING Marsico	ING MFS Total
	Maturity Bond	Assets	Portfolio -	Growth	Return
	Portfolio - Service	Portfolio -	Institutional	Portfolio -	Portfolio -
	Class	Class I	Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 57	$ -	$ 11	$ 1	$ 93
Expenses:
Mortality and expense risk
charges	90	23	15	1	61
Total expenses	90	23	15	1	61
Net investment income (loss)	(33)	(23)	(4)	-	32

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(56)	-	33	4	77
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(56)	-	33	4	77
Net unrealized appreciation
(depreciation) of investments	44	-	281	27	568
Net realized and unrealized gain (loss)
on investments	(12)	-	314	31	645
Net increase (decrease) in net assets
resulting from operations	$ (45)	$ (23)	$ 310	$ 31	$ 677

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2013
(Dollars in thousands)

					ING T. Rowe
		ING Multi-		ING T. Rowe	Price Equity
	ING MFS Total	Manager Large	ING Pioneer	Price Capital	Income
	Return	Cap Core	Mid Cap Value	Appreciation	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service 2 Class	Service Class	Service Class	Service Class	Class
Net investment income (loss)
Investment Income:
Dividends	$ 8	$ 3	$ 4	$ 361	$ 129
Expenses:
Mortality and expense risk
charges	5	6	5	419	93
Total expenses	5	6	5	419	93
Net investment income (loss)	3	(3)	(1)	(58)	36

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10	8	135	132	324
Capital gains distributions	-	-	-	1,969	5
Total realized gain (loss) on investments
and capital gains distributions	10	8	135	2,101	329
Net unrealized appreciation
(depreciation) of investments	47	94	(50)	3,400	1,269
Net realized and unrealized gain (loss)
on investments	57	102	85	5,501	1,598
Net increase (decrease) in net assets
resulting from operations	$ 60	$ 99	$ 84	$ 5,443	$ 1,634

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2013
(Dollars in thousands)

		ING T. Rowe
	ING T. Rowe	Price			ING American
	Price Equity	International	ING U.S. Stock	ING Money	Century Small-
	Income	Stock Portfolio -	Index Portfolio -	Market	Mid Cap Value
	Portfolio -	Institutional	Institutional	Portfolio -	Portfolio - Initial
	Service Class	Class	Class	Class I	Class
Net investment income (loss)
Investment Income:
Dividends	$ 11	$ 196	$ 19	$ -	$ 33
Expenses:
Mortality and expense risk
charges	10	206	14	4	37
Total expenses	10	206	14	4	37
Net investment income (loss)	1	(10)	5	(4)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	63	(231)	102	-	34
Capital gains distributions	1	-	23	-	82
Total realized gain (loss) on investments
and capital gains distributions	64	(231)	125	-	116
Net unrealized appreciation
(depreciation) of investments	109	2,047	123	-	562
Net realized and unrealized gain (loss)
on investments	173	1,816	248	-	678
Net increase (decrease) in net assets
resulting from operations	$ 174	$ 1,806	$ 253	$ (4)	$ 674

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2013
(Dollars in thousands)

	ING American
	Century Small-	ING Baron	ING Baron	ING Columbia	ING Columbia
	Mid Cap Value	Growth	Growth	Contrarian Core	Contrarian Core
	Portfolio -	Portfolio - Initial	Portfolio -	Portfolio - Initial	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 2	$ 80	$ 3	$ 26	$ 1
Expenses:
Mortality and expense risk
charges	2	78	4	23	1
Total expenses	2	78	4	23	1
Net investment income (loss)	-	2	(1)	3	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	257	40	65	-
Capital gains distributions	6	207	10	-	-
Total realized gain (loss) on investments
and capital gains distributions	18	464	50	65	-
Net unrealized appreciation
(depreciation) of investments	27	1,275	30	389	28
Net realized and unrealized gain (loss)
on investments	45	1,739	80	454	28
Net increase (decrease) in net assets
resulting from operations	$ 45	$ 1,741	$ 79	$ 457	$ 28

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2013
(Dollars in thousands)

	ING Fidelity®	ING Fidelity®
	VIP	VIP Equity-	ING Fidelity®		ING Growth
	Contrafund®	Income	VIP Mid Cap	ING Global	and Income
	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -	Core Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 15	$ 15	$ -	$ 7	$ 1
Expenses:
Mortality and expense risk
charges	25	5	6	6	-
Total expenses	25	5	6	6	-
Net investment income (loss)	(10)	10	(6)	1	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	189	39	44	1	8
Capital gains distributions	-	-	-	11	-
Total realized gain (loss) on investments
and capital gains distributions	189	39	44	12	8
Net unrealized appreciation
(depreciation) of investments	278	39	92	(37)	2
Net realized and unrealized gain (loss)
on investments	467	78	136	(25)	10
Net increase (decrease) in net assets
resulting from operations	$ 457	$ 88	$ 130	$ (24)	$ 11

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2013
(Dollars in thousands)

			ING Invesco	ING Invesco
	ING Invesco	ING Invesco	Equity and	Equity and	ING JPMorgan
	Comstock	Comstock	Income	Income	Mid Cap Value
	Portfolio - Initial	Portfolio -	Portfolio - Initial	Portfolio -	Portfolio - Initial
	Class	Service Class	Class	Service Class	Class
Net investment income (loss)
Investment Income:
Dividends	$ 66	$ 2	$ 140	$ 4	$ 66
Expenses:
Mortality and expense risk
charges	86	3	140	4	109
Total expenses	86	3	140	4	109
Net investment income (loss)	(20)	(1)	-	-	(43)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	89	9	105	3	165
Capital gains distributions	-	-	-	-	273
Total realized gain (loss) on investments
and capital gains distributions	89	9	105	3	438
Net unrealized appreciation
(depreciation) of investments	1,652	52	1,953	49	1,623
Net realized and unrealized gain (loss)
on investments	1,741	61	2,058	52	2,061
Net increase (decrease) in net assets
resulting from operations	$ 1,721	$ 60	$ 2,058	$ 52	$ 2,018

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2013
(Dollars in thousands)

		ING	ING
	ING JPMorgan	Oppenheimer	Oppenheimer	ING PIMCO	ING PIMCO
	Mid Cap Value	Global	Global	Total Return	Total Return
	Portfolio -	Portfolio - Initial	Portfolio -	Portfolio - Initial	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 2	$ 534	$ 7	$ 571	$ 51
Expenses:
Mortality and expense risk
charges	4	553	8	225	22
Total expenses	4	553	8	225	22
Net investment income (loss)	(2)	(19)	(1)	346	29

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	28	1,316	35	151	(6)
Capital gains distributions	10	-	-	108	11
Total realized gain (loss) on investments
and capital gains distributions	38	1,316	35	259	5
Net unrealized appreciation
(depreciation) of investments	40	7,602	96	(1,112)	(85)
Net realized and unrealized gain (loss)
on investments	78	8,918	131	(853)	(80)
Net increase (decrease) in net assets
resulting from operations	$ 76	$ 8,899	$ 130	$ (507)	$ (51)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2013
(Dollars in thousands)

	ING Pioneer
	High Yield	ING Solution	ING Solution	ING Solution	ING Solution
	Portfolio - Initial	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Class	Initial Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 344	$ 149	$ 47	$ 134	$ 28
Expenses:
Mortality and expense risk
charges	99	61	21	76	18
Total expenses	99	61	21	76	18
Net investment income (loss)	245	88	26	58	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	187	134	51	213	5
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	187	134	51	213	5
Net unrealized appreciation
(depreciation) of investments	275	105	30	478	159
Net realized and unrealized gain (loss)
on investments	462	239	81	691	164
Net increase (decrease) in net assets
resulting from operations	$ 707	$ 327	$ 107	$ 749	$ 174

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2013
(Dollars in thousands)

					ING Solution
	ING Solution	ING Solution	ING Solution	ING Solution	Income
	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	Portfolio - Initial
	Initial Class	Service Class	Initial Class	Service Class	Class
Net investment income (loss)
Investment Income:
Dividends	$ 78	$ 8	$ 42	$ 11	$ 95
Expenses:
Mortality and expense risk
charges	52	7	32	10	39
Total expenses	52	7	32	10	39
Net investment income (loss)	26	1	10	1	56

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	121	26	63	86	(15)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	121	26	63	86	(15)
Net unrealized appreciation
(depreciation) of investments	494	50	374	67	117
Net realized and unrealized gain (loss)
on investments	615	76	437	153	102
Net increase (decrease) in net assets
resulting from operations	$ 641	$ 77	$ 447	$ 154	$ 158

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2013
(Dollars in thousands)

		ING T. Rowe	ING T. Rowe
		Price Diversified	Price Diversified	ING T. Rowe	ING T. Rowe
	ING Solution	Mid Cap	Mid Cap	Price Growth	Price Growth
	Income	Growth	Growth	Equity	Equity
	Portfolio -	Portfolio - Initial	Portfolio -	Portfolio - Initial	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 8	$ 140	$ -	$ 1	$ -
Expenses:
Mortality and expense risk
charges	4	679	4	68	6
Total expenses	4	679	4	68	6
Net investment income (loss)	4	(539)	(4)	(67)	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	509	13	241	21
Capital gains distributions	-	546	3	-	-
Total realized gain (loss) on investments
and capital gains distributions	5	1,055	16	241	21
Net unrealized appreciation
(depreciation) of investments	6	13,329	59	1,402	121
Net realized and unrealized gain (loss)
on investments	11	14,384	75	1,643	142
Net increase (decrease) in net assets
resulting from operations	$ 15	$ 13,845	$ 71	$ 1,576	$ 136

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2013
(Dollars in thousands)

			ING UBS U.S.	ING UBS U.S.	ING Strategic
	ING Templeton	ING Templeton	Large Cap	Large Cap	Allocation
	Foreign Equity Foreign Equity		Equity	Equity	Conservative
	Portfolio - Initial	Portfolio -	Portfolio - Initial	Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 90	$ 8	$ 13	$ -	$ 127
Expenses:
Mortality and expense risk
charges	83	9	9	-	72
Total expenses	83	9	9	-	72
Net investment income (loss)	7	(1)	4	-	55

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	85	30	398	4	121
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	85	30	398	4	121
Net unrealized appreciation
(depreciation) of investments	936	76	(132)	(2)	350
Net realized and unrealized gain (loss)
on investments	1,021	106	266	2	471
Net increase (decrease) in net assets
resulting from operations	$ 1,028	$ 105	$ 270	$ 2	$ 526

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2013
(Dollars in thousands)

				ING BlackRock
	ING Strategic	ING Strategic		Science and
	Allocation	Allocation	ING Growth	Technology	ING Index Plus
	Growth	Moderate	and Income	Opportunities	LargeCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 129	$ 262	$ 78	$ -	$ 58
Expenses:
Mortality and expense risk
charges	108	178	72	6	45
Total expenses	108	178	72	6	45
Net investment income (loss)	21	84	6	(6)	13

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	243	450	214	(144)	138
Capital gains distributions	-	-	-	247	-
Total realized gain (loss) on investments
and capital gains distributions	243	450	214	103	138
Net unrealized appreciation
(depreciation) of investments	1,175	1,225	1,035	(24)	719
Net realized and unrealized gain (loss)
on investments	1,418	1,675	1,249	79	857
Net increase (decrease) in net assets
resulting from operations	$ 1,439	$ 1,759	$ 1,255	$ 73	$ 870

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2013
(Dollars in thousands)

					ING Russell™
	ING Index Plus	ING Index Plus	ING	ING	Large Cap
	MidCap	SmallCap	International	International	Growth Index
	Portfolio -	Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 78	$ 41	$ 1	$ 19	$ 596
Expenses:
Mortality and expense risk
charges	98	61	9	12	568
Total expenses	98	61	9	12	568
Net investment income (loss)	(20)	(20)	(8)	7	28

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	310	137	86	10	2,194
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	310	137	86	10	2,194
Net unrealized appreciation
(depreciation) of investments	1,659	1,362	(56)	127	8,496
Net realized and unrealized gain (loss)
on investments	1,969	1,499	30	137	10,690
Net increase (decrease) in net assets
resulting from operations	$ 1,949	$ 1,479	$ 22	$ 144	$ 10,718

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2013
(Dollars in thousands)

ING Russell™
	ING Russell™	Mid Cap	ING Small	ING
	Large Cap	Growth Index	Company	International	ING MidCap
	Index Portfolio -	Portfolio -	Portfolio -	Value Portfolio -	Opportunities
	Class I	Class S	Class I	Class I	Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$ 132	$ 8	$ 1	$ 271	$ 10
Expenses:
Mortality and expense risk
charges	114	17	2	146	413
Total expenses	114	17	2	146	413
Net investment income (loss)	18	(9)	(1)	125	(403)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	521	51	20	(932)	1,955
Capital gains distributions	-	-	13	-	712
Total realized gain (loss) on investments
and capital gains distributions	521	51	33	(932)	2,667
Net unrealized appreciation
(depreciation) of investments	1,600	291	15	2,688	5,378
Net realized and unrealized gain (loss)
on investments	2,121	342	48	1,756	8,045
Net increase (decrease) in net assets
resulting from operations	$ 2,139	$ 333	$ 47	$ 1,881	$ 7,642

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2013
(Dollars in thousands)

			Neuberger
		Lord Abbett	Berman AMT		PIMCO Real
	ING SmallCap	Series Fund	Socially	Oppenheimer	Return
	Opportunities	MidCap Stock	Responsive	Main Street	Portfolio -
	Portfolio -	Portfolio -	Portfolio® -	Small Cap	Administrative
	Class I	Class VC	Class I	Fund®/VA	Class
Net investment income (loss)
Investment Income:
Dividends	$ -	$ 8	$ 29	$ 2	$ 241
Expenses:
Mortality and expense risk
charges	233	26	58	4	211
Total expenses	233	26	58	4	211
Net investment income (loss)	(233)	(18)	(29)	(2)	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,075	38	92	11	307
Capital gains distributions	1,007	-	-	3	107
Total realized gain (loss) on investments
and capital gains distributions	2,082	38	92	14	414
Net unrealized appreciation
(depreciation) of investments	3,347	446	1,183	72	(2,152)
Net realized and unrealized gain (loss)
on investments	5,429	484	1,275	86	(1,738)
Net increase (decrease) in net assets
resulting from operations	$ 5,196	$ 466	$ 1,246	$ 84	$ (1,708)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2013
(Dollars in thousands)

	Pioneer High Yield
	VCT Portfolio -
	Class I	Wanger Select	Wanger USA
Net investment income (loss)
Investment Income:
Dividends	$ 146	$ 10	$ 5
Expenses:
Mortality and expense risk
charges	39	51	47
Total expenses	39	51	47
Net investment income (loss)	107	(41)	(42)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	27	103	65
Capital gains distributions	158	52	290
Total realized gain (loss) on investments
and capital gains distributions	185	155	355
Net unrealized appreciation
(depreciation) of investments	(18)	925	619
Net realized and unrealized gain (loss)
on investments	167	1,080	974
Net increase (decrease) in net assets
resulting from operations	$ 274	$ 1,039	$ 932

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
(Dollars in thousands)

		American Funds	American Funds
	American Funds	Insurance	Insurance	Fidelity® VIP
	Insurance	Series® Growth-	Series®	Equity-Income
	Series® Growth	Income Fund -	International	Portfolio - Initial
	Fund - Class 2	Class 2	Fund - Class 2	Class
Net assets at January 1, 2012	$ 8,859	$ 6,321	$ 5,950	$ 27,893

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(59)	17	7	480
Total realized gain (loss) on investments
and capital gains distributions	(55)	(29)	(233)	1,234
Net unrealized appreciation (depreciation)
of investments	1,579	1,025	1,212	2,504
Net increase (decrease) in net assets resulting from	1,465	1,013	986	4,218
operations
Changes from principal transactions:
Premiums	1,450	891	931	1,226
Death Benefits	(14)	(3)	(3)	(62)
Surrenders and withdrawals	(622)	(495)	(400)	(3,257)
Policy Loans	(55)	(8)	(14)	77
Contract Charges	(8)	(4)	(4)	8
Transfers between Divisions
(including fixed account), net	(411)	(367)	(438)	(1,051)
Increase (decrease) in net assets derived from
principal transactions	340	14	72	(3,059)
Total increase (decrease) in net assets	1,805	1,027	1,058	1,159
Net assets at December 31, 2012	10,664	7,348	7,008	29,052

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(55)	(3)	(2)	336
Total realized gain (loss) on investments
and capital gains distributions	81	261	68	1,864
Net unrealized appreciation (depreciation)
of investments	3,041	2,086	1,331	5,179
Net increase (decrease) in net assets resulting from	3,067	2,344	1,397	7,379
operations
Changes from principal transactions:
Premiums	1,290	817	892	1,194
Death Benefits	-	-	-	-
Surrenders and withdrawals	(1,034)	(798)	(703)	(3,497)
Cost of insurance and administrative charges	(18)	(10)	(10)	(26)
Transfers between Divisions
(including fixed account), net	(35)	(63)	(269)	(656)
Increase (decrease) in net assets derived from
principal transactions	203	(54)	(90)	(2,985)
Total increase (decrease) in net assets	3,270	2,290	1,307	4,394
Net assets at December 31, 2013	$ 13,934	$ 9,638	$ 8,315	$ 33,446

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
	(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Fidelity® VIP
	Contrafund®	Index 500	Grade Bond	Money Market
	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial
	Class	Class	Class	Class
Net assets at January 1, 2012	$ 62,488	$ 68,716	$ 15,389	$ 9,111

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(56)	467	145	(115)
Total realized gain (loss) on investments
and capital gains distributions	2,116	3,274	519	-
Net unrealized appreciation (depreciation)
of investments	6,978	5,881	18	-
Net increase (decrease) in net assets resulting from	9,038	9,622	682	(115)
operations
Changes from principal transactions:
Premiums	4,050	2,935	979	6,492
Death Benefits	(133)	(203)	(44)	(4)
Surrenders and withdrawals	(6,716)	(7,423)	(1,899)	(1,788)
Policy Loans	70	285	26	66
Contract Charges	1	16	3	3
Transfers between Divisions
(including fixed account), net	(3,241)	(1,908)	712	(4,702)
Increase (decrease) in net assets derived from
principal transactions	(5,969)	(6,298)	(223)	67
Total increase (decrease) in net assets	3,069	3,324	459	(48)
Net assets at December 31, 2012	65,557	72,040	15,848	9,063

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(243)	377	122	(111)
Total realized gain (loss) on investments
and capital gains distributions	1,947	4,189	270	-
Net unrealized appreciation (depreciation)
of investments	16,838	16,575	(886)	-
Net increase (decrease) in net assets resulting from	18,542	21,141	(494)	(111)
operations
Changes from principal transactions:
Premiums	3,750	2,894	962	4,608
Death Benefits	-	-	-	-
Surrenders and withdrawals	(7,825)	(7,572)	(1,920)	(779)
Cost of insurance and administrative charges	(61)	(80)	(13)	(9)
Transfers between Divisions
(including fixed account), net	(1,833)	(1,525)	(698)	(4,813)
Increase (decrease) in net assets derived from
principal transactions	(5,969)	(6,283)	(1,669)	(993)
Total increase (decrease) in net assets	12,573	14,858	(2,163)	(1,104)
Net assets at December 31, 2013	$ 78,130	$ 86,898	$ 13,685	$ 7,959

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
	(Dollars in thousands)

				ING BlackRock
				Large Cap
	Franklin Small		ING	Growth
	Cap Value	ING Balanced	Intermediate	Portfolio -
	Securities	Portfolio -	Bond Portfolio -	Institutional
	Fund - Class 2	Class I	Class I	Class
Net assets at January 1, 2012	$ 2,815	$ 575	$ 2,998	$ 11,623

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	10	121	(83)
Total realized gain (loss) on investments
and capital gains distributions	187	(21)	81	(253)
Net unrealized appreciation (depreciation)
of investments	298	76	50	1,855
Net increase (decrease) in net assets resulting from	467	65	252	1,519
operations
Changes from principal transactions:
Premiums	423	-	405	551
Death Benefits	(2)	-	-	(20)
Surrenders and withdrawals	(246)	(111)	(493)	(1,384)
Policy Loans	(16)	-	(12)	38
Contract Charges	(2)	(1)	(2)	2
Transfers between Divisions
(including fixed account), net	(123)	(1)	682	(216)
Increase (decrease) in net assets derived from
principal transactions	34	(113)	580	(1,029)
Total increase (decrease) in net assets	501	(48)	832	490
Net assets at December 31, 2012	3,316	527	3,830	12,113

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	4	78	(2)
Total realized gain (loss) on investments
and capital gains distributions	401	-	55	(6)
Net unrealized appreciation (depreciation)
of investments	855	74	(195)	3,708
Net increase (decrease) in net assets resulting from	1,247	78	(62)	3,700
operations
Changes from principal transactions:
Premiums	416	-	361	450
Death Benefits	-	-	-	-
Surrenders and withdrawals	(349)	(17)	(286)	(1,166)
Cost of insurance and administrative charges	(5)	(1)	(4)	(16)
Transfers between Divisions
(including fixed account), net	574	(4)	36	(137)
Increase (decrease) in net assets derived from
principal transactions	636	(22)	107	(869)
Total increase (decrease) in net assets	1,883	56	45	2,831
Net assets at December 31, 2013	$ 5,199	$ 583	$ 3,875	$ 14,944

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
	(Dollars in thousands)

	ING BlackRock	ING Clarion	ING FMRSM
	Large Cap	Global Real	Diversified Mid	ING FMRSM
	Growth	Estate Portfolio -	Cap Portfolio -	Diversified Mid
	Portfolio -	Institutional	Institutional	Cap Portfolio -
	Service Class	Class	Class	Service Class
Net assets at January 1, 2012	$ 92	$ 3,603	$ 105	$ 1,968

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(26)	(1)	(17)
Total realized gain (loss) on investments
and capital gains distributions	3	(3)	6	19
Net unrealized appreciation (depreciation)
of investments	10	925	8	251
Net increase (decrease) in net assets resulting from	13	896	13	253
operations
Changes from principal transactions:
Premiums	14	484	15	241
Death Benefits	-	(4)	-	-
Surrenders and withdrawals	(10)	(343)	(10)	(110)
Policy Loans	(1)	(2)	-	(2)
Contract Charges	-	(2)	-	(1)
Transfers between Divisions
(including fixed account), net	1	47	(13)	(229)
Increase (decrease) in net assets derived from
principal transactions	4	180	(8)	(101)
Total increase (decrease) in net assets	17	1,076	5	152
Net assets at December 31, 2012	109	4,679	110	2,120

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	211	(1)	(22)
Total realized gain (loss) on investments
and capital gains distributions	16	39	16	130
Net unrealized appreciation (depreciation)
of investments	16	(132)	22	591
Net increase (decrease) in net assets resulting from	31	118	37	699
operations
Changes from principal transactions:
Premiums	20	567	9	193
Death Benefits	-	-	-	-
Surrenders and withdrawals	(35)	(399)	(27)	(199)
Cost of insurance and administrative charges	-	(6)	-	(2)
Transfers between Divisions
(including fixed account), net	(9)	(21)	2	(118)
Increase (decrease) in net assets derived from
principal transactions	(24)	141	(16)	(126)
Total increase (decrease) in net assets	7	259	21	573
Net assets at December 31, 2013	$ 116	$ 4,938	$ 131	$ 2,693

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
	(Dollars in thousands)

		ING Invesco	ING Invesco	ING JPMorgan
	ING Global	Growth and	Growth and	Emerging
	Resources	Income	Income	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2012	$ 8,497	$ 8,597	$ 137	$ 8,966

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50)	38	1	(135)
Total realized gain (loss) on investments
and capital gains distributions	(420)	(177)	-	(185)
Net unrealized appreciation (depreciation)
of investments	146	1,230	17	1,834
Net increase (decrease) in net assets resulting from	(324)	1,091	18	1,514
operations
Changes from principal transactions:
Premiums	859	540	11	1,244
Death Benefits	(4)	(49)	-	(29)
Surrenders and withdrawals	(683)	(930)	(3)	(829)
Policy Loans	24	84	1	9
Contract Charges	(2)	2	-	(1)
Transfers between Divisions
(including fixed account), net	(725)	(301)	9	(845)
Increase (decrease) in net assets derived from
principal transactions	(531)	(654)	18	(451)
Total increase (decrease) in net assets	(855)	437	36	1,063
Net assets at December 31, 2012	7,642	9,034	173	10,029

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	(12)	(1)	(51)
Total realized gain (loss) on investments
and capital gains distributions	(278)	22	34	461
Net unrealized appreciation (depreciation)
of investments	1,220	2,826	15	(1,117)
Net increase (decrease) in net assets resulting from	906	2,836	48	(707)
operations
Changes from principal transactions:
Premiums	779	526	7	1,207
Death Benefits	-	-	-	-
Surrenders and withdrawals	(646)	(971)	(81)	(735)
Cost of insurance and administrative charges	(9)	(10)	-	(9)
Transfers between Divisions
(including fixed account), net	(342)	(41)	-	(684)
Increase (decrease) in net assets derived from
principal transactions	(218)	(496)	(74)	(221)
Total increase (decrease) in net assets	688	2,340	(26)	(928)
Net assets at December 31, 2013	$ 8,330	$ 11,374	$ 147	$ 9,101

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
	(Dollars in thousands)

	ING JPMorgan
	Small Cap Core	ING Large Cap
	Equity	Growth	ING Large Cap	ING Large Cap
	Portfolio -	Portfolio -	Growth	Value Portfolio -
	Institutional	Institutional	Portfolio -	Institutional
	Class	Class	Service Class	Class
Net assets at January 1, 2012	$ 19,786	$ 15,187	$ 45	$ 2,433

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(210)	(142)	(1)	31
Total realized gain (loss) on investments
and capital gains distributions	31	290	1	(13)
Net unrealized appreciation (depreciation)
of investments	3,486	2,309	9	305
Net increase (decrease) in net assets resulting from	3,307	2,457	9	323
operations
Changes from principal transactions:
Premiums	858	582	22	275
Death Benefits	(39)	(23)	-	(22)
Surrenders and withdrawals	(2,366)	(1,712)	(1)	(234)
Policy Loans	28	51	-	6
Contract Charges	2	-	-	(1)
Transfers between Divisions
(including fixed account), net	(702)	(381)	20	12
Increase (decrease) in net assets derived from
principal transactions	(2,219)	(1,483)	41	36
Total increase (decrease) in net assets	1,088	974	50	359
Net assets at December 31, 2012	20,874	16,161	95	2,792

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(111)	(153)	(1)	32
Total realized gain (loss) on investments
and capital gains distributions	1,121	553	9	173
Net unrealized appreciation (depreciation)
of investments	6,530	4,145	19	592
Net increase (decrease) in net assets resulting from	7,540	4,545	27	797
operations
Changes from principal transactions:
Premiums	835	792	7	276
Death Benefits	-	-	-	-
Surrenders and withdrawals	(2,314)	(1,757)	(37)	(433)
Cost of insurance and administrative charges	(19)	(20)	-	(4)
Transfers between Divisions
(including fixed account), net	(397)	(296)	20	9
Increase (decrease) in net assets derived from
principal transactions	(1,895)	(1,281)	(10)	(152)
Total increase (decrease) in net assets	5,645	3,264	17	645
Net assets at December 31, 2013	$ 26,519	$ 19,425	$ 112	$ 3,437

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
	(Dollars in thousands)

				ING Marsico
		ING Limited	ING Liquid	Growth
	ING Large Cap	Maturity Bond	Assets	Portfolio -
	Value Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Class I	Class
Net assets at January 1, 2012	$ -	$ 6,714	$ 1,756	$ 736

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(41)	(21)	(6)
Total realized gain (loss) on investments
and capital gains distributions	-	(37)	-	6
Net unrealized appreciation (depreciation)
of investments	-	84	-	85
Net increase (decrease) in net assets resulting from	-	6	(21)	85
operations
Changes from principal transactions:
Premiums	-	460	226	81
Death Benefits	-	(31)	(1)	-
Surrenders and withdrawals	-	(677)	(312)	(92)
Policy Loans	-	23	-	-
Contract Charges	-	2	(1)	(1)
Transfers between Divisions
(including fixed account), net	-	159	155	41
Increase (decrease) in net assets derived from
principal transactions	-	(64)	67	29
Total increase (decrease) in net assets	-	(58)	46	114
Net assets at December 31, 2012	-	6,656	1,802	850

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(33)	(23)	(4)
Total realized gain (loss) on investments
and capital gains distributions	-	(56)	-	33
Net unrealized appreciation (depreciation)
of investments	59	44	-	281
Net increase (decrease) in net assets resulting from	57	(45)	(23)	310
operations
Changes from principal transactions:
Premiums	18	398	143	122
Death Benefits	-	-	-	-
Surrenders and withdrawals	(1)	(627)	(587)	(70)
Cost of insurance and administrative charges	-	(5)	(2)	(1)
Transfers between Divisions
(including fixed account), net	588	192	158	192
Increase (decrease) in net assets derived from
principal transactions	605	(42)	(288)	243
Total increase (decrease) in net assets	662	(87)	(311)	553
Net assets at December 31, 2013	$ 662	$ 6,569	$ 1,491	$ 1,403

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
(Dollars in thousands)

				ING Multi-
	ING Marsico	ING MFS Total	ING MFS Total	Manager Large
	Growth	Return	Return	Cap Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2012	$ 91	$ 3,534	$ 262	$ 295

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	38	3	-
Total realized gain (loss) on investments
and capital gains distributions	8	(66)	9	15
Net unrealized appreciation (depreciation)
of investments	2	368	15	11
Net increase (decrease) in net assets resulting from	9	340	27	26
operations
Changes from principal transactions:
Premiums	8	523	69	45
Death Benefits	-	(4)	-	(1)
Surrenders and withdrawals	(16)	(323)	(13)	(27)
Policy Loans	(1)	(2)	(9)	(1)
Contract Charges	-	(2)	-	-
Transfers between Divisions
(including fixed account), net	(2)	(166)	14	(14)
Increase (decrease) in net assets derived from
principal transactions	(11)	26	61	2
Total increase (decrease) in net assets	(2)	366	88	28
Net assets at December 31, 2012	89	3,900	350	323

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	32	3	(3)
Total realized gain (loss) on investments
and capital gains distributions	4	77	10	8
Net unrealized appreciation (depreciation)
of investments	27	568	47	94
Net increase (decrease) in net assets resulting from	31	677	60	99
operations
Changes from principal transactions:
Premiums	7	484	36	70
Death Benefits	-	-	-	-
Surrenders and withdrawals	(4)	(318)	(19)	(22)
Cost of insurance and administrative charges	-	(5)	(1)	-
Transfers between Divisions
(including fixed account), net	(1)	79	(11)	(1)
Increase (decrease) in net assets derived from
principal transactions	2	240	5	47
Total increase (decrease) in net assets	33	917	65	146
Net assets at December 31, 2013	$ 122	$ 4,817	$ 415	$ 469

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
	(Dollars in thousands)

			ING T. Rowe
		ING T. Rowe	Price Equity	ING T. Rowe
	ING Pioneer	Price Capital	Income	Price Equity
	Mid Cap Value	Appreciation	Portfolio -	Income
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class
Net assets at January 1, 2012	$ 486	$ 17,954	$ 5,076	$ 501

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	60	48	4
Total realized gain (loss) on investments
and capital gains distributions	41	499	235	27
Net unrealized appreciation (depreciation)
of investments	7	1,891	516	58
Net increase (decrease) in net assets resulting from	45	2,450	799	89
operations
Changes from principal transactions:
Premiums	72	2,483	631	153
Death Benefits	-	(44)	-	-
Surrenders and withdrawals	(52)	(1,860)	(541)	(30)
Policy Loans	(10)	(40)	(38)	(2)
Contract Charges	-	(3)	(2)	(1)
Transfers between Divisions
(including fixed account), net	(79)	2,289	(117)	(59)
Increase (decrease) in net assets derived from
principal transactions	(69)	2,825	(67)	61
Total increase (decrease) in net assets	(24)	5,275	732	150
Net assets at December 31, 2012	462	23,229	5,808	651

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(58)	36	1
Total realized gain (loss) on investments
and capital gains distributions	135	2,101	329	64
Net unrealized appreciation (depreciation)
of investments	(50)	3,400	1,269	109
Net increase (decrease) in net assets resulting from	84	5,443	1,634	174
operations
Changes from principal transactions:
Premiums	47	4,708	682	45
Death Benefits	-	-	-	-
Surrenders and withdrawals	(9)	(1,911)	(644)	(123)
Cost of insurance and administrative charges	-	(22)	(5)	(2)
Transfers between Divisions
(including fixed account), net	(584)	4,347	29	(27)
Increase (decrease) in net assets derived from
principal transactions	(546)	7,122	62	(107)
Total increase (decrease) in net assets	(462)	12,565	1,696	67
Net assets at December 31, 2013	$ -	$ 35,794	$ 7,504	$ 718

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
	(Dollars in thousands)

	ING T. Rowe
	Price			ING American
	International	ING U.S. Stock	ING Money	Century Small-
	Stock Portfolio -	Index Portfolio -	Market	Mid Cap Value
	Institutional	Institutional	Portfolio -	Portfolio - Initial
	Class	Class	Class I	Class
Net assets at January 1, 2012	$ 13,469	$ 657	$ 204	$ 1,913

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(122)	4	(3)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(515)	37	-	175
Net unrealized appreciation (depreciation)
of investments	2,904	56	-	116
Net increase (decrease) in net assets resulting from	2,267	97	(3)	290
operations
Changes from principal transactions:
Premiums	778	149	163	272
Death Benefits	(35)	(2)	-	-
Surrenders and withdrawals	(1,345)	(101)	(5)	(187)
Policy Loans	(5)	1	-	(3)
Contract Charges	-	-	-	-
Transfers between Divisions
(including fixed account), net	(679)	26	(94)	(66)
Increase (decrease) in net assets derived from
principal transactions	(1,286)	73	64	16
Total increase (decrease) in net assets	981	170	61	306
Net assets at December 31, 2012	14,450	827	265	2,219

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	5	(4)	(4)
Total realized gain (loss) on investments
and capital gains distributions	(231)	125	-	116
Net unrealized appreciation (depreciation)
of investments	2,047	123	-	562
Net increase (decrease) in net assets resulting from	1,806	253	(4)	674
operations
Changes from principal transactions:
Premiums	695	115	8	254
Death Benefits	-	-	-	-
Surrenders and withdrawals	(1,531)	(141)	(21)	(220)
Cost of insurance and administrative charges	(14)	(1)	(1)	(2)
Transfers between Divisions
(including fixed account), net	(178)	32	1	47
Increase (decrease) in net assets derived from
principal transactions	(1,028)	5	(13)	79
Total increase (decrease) in net assets	778	258	(17)	753
Net assets at December 31, 2013	$ 15,228	$ 1,085	$ 248	$ 2,972

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
(Dollars in thousands)

	ING American
	Century Small-	ING Baron	ING Baron	ING Columbia
	Mid Cap Value	Growth	Growth	Contrarian Core
	Portfolio -	Portfolio - Initial	Portfolio -	Portfolio - Initial
	Service Class	Class	Service Class	Class
Net assets at January 1, 2012	$ 125	$ 4,092	$ 207	$ 1,178

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(61)	(3)	(11)
Total realized gain (loss) on investments
and capital gains distributions	13	124	14	3
Net unrealized appreciation (depreciation)
of investments	7	663	25	138
Net increase (decrease) in net assets resulting from	19	726	36	130
operations
Changes from principal transactions:
Premiums	16	376	18	137
Death Benefits	-	(28)	-	-
Surrenders and withdrawals	(11)	(349)	(24)	(51)
Policy Loans	1	(11)	(2)	(1)
Contract Charges	-	(1)	-	(1)
Transfers between Divisions
(including fixed account), net	-	(197)	(17)	(35)
Increase (decrease) in net assets derived from
principal transactions	6	(210)	(25)	49
Total increase (decrease) in net assets	25	516	11	179
Net assets at December 31, 2012	150	4,608	218	1,357

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	(1)	3
Total realized gain (loss) on investments
and capital gains distributions	18	464	50	65
Net unrealized appreciation (depreciation)
of investments	27	1,275	30	389
Net increase (decrease) in net assets resulting from	45	1,741	79	457
operations
Changes from principal transactions:
Premiums	9	435	17	141
Death Benefits	-	-	-	-
Surrenders and withdrawals	(18)	(510)	(71)	(102)
Cost of insurance and administrative charges	(1)	(4)	(1)	(1)
Transfers between Divisions
(including fixed account), net	1	108	13	(6)
Increase (decrease) in net assets derived from
principal transactions	(9)	29	(42)	32
Total increase (decrease) in net assets	36	1,770	37	489
Net assets at December 31, 2013	$ 186	$ 6,378	$ 255	$ 1,846

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
(Dollars in thousands)

		ING Fidelity®	ING Fidelity®
	ING Columbia	VIP	VIP Equity-	ING Fidelity®
	Contrarian Core	Contrafund®	Income	VIP Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2012	$ 63	$ 1,557	$ 338	$ 422

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(15)	3	(6)
Total realized gain (loss) on investments
and capital gains distributions	1	23	16	(7)
Net unrealized appreciation (depreciation)
of investments	7	213	32	66
Net increase (decrease) in net assets resulting from	7	221	51	53
operations
Changes from principal transactions:
Premiums	13	169	27	60
Death Benefits	-	(5)	-	(1)
Surrenders and withdrawals	(1)	(180)	(62)	(101)
Policy Loans	-	(3)	(1)	(2)
Contract Charges	-	(2)	-	(1)
Transfers between Divisions
(including fixed account), net	-	(77)	2	(14)
Increase (decrease) in net assets derived from
principal transactions	12	(98)	(34)	(59)
Total increase (decrease) in net assets	19	123	17	(6)
Net assets at December 31, 2012	82	1,680	355	416

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(10)	10	(6)
Total realized gain (loss) on investments
and capital gains distributions	-	189	39	44
Net unrealized appreciation (depreciation)
of investments	28	278	39	92
Net increase (decrease) in net assets resulting from	28	457	88	130
operations
Changes from principal transactions:
Premiums	10	127	33	53
Death Benefits	-	-	-	-
Surrenders and withdrawals	-	(350)	(80)	(96)
Cost of insurance and administrative charges	-	(6)	(1)	(2)
Transfers between Divisions
(including fixed account), net	-	48	13	-
Increase (decrease) in net assets derived from
principal transactions	10	(181)	(35)	(45)
Total increase (decrease) in net assets	38	276	53	85
Net assets at December 31, 2013	$ 120	$ 1,956	$ 408	$ 501

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
(Dollars in thousands)

		ING Growth and	ING Invesco	ING Invesco
	ING Global	Income Core	Comstock	Comstock
	Bond Portfolio -	Portfolio -	Portfolio - Initial	Portfolio -
	Service Class	Service Class	Class	Service Class
Net assets at January 1, 2012	$ 432	$ 136	$ 4,850	$ 158

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	(2)	4	-
Total realized gain (loss) on investments
and capital gains distributions	17	6	(152)	(2)
Net unrealized appreciation (depreciation)
of investments	(11)	5	935	29
Net increase (decrease) in net assets resulting from	27	9	787	27
operations
Changes from principal transactions:
Premiums	70	14	391	11
Death Benefits	(20)	-	(9)	(3)
Surrenders and withdrawals	(39)	(24)	(463)	(8)
Policy Loans	(12)	-	8	(1)
Contract Charges	(1)	-	(1)	-
Transfers between Divisions
(including fixed account), net	(12)	-	(521)	(2)
Increase (decrease) in net assets derived from
principal transactions	(14)	(10)	(595)	(3)
Total increase (decrease) in net assets	13	(1)	192	24
Net assets at December 31, 2012	445	135	5,042	182

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1	(20)	(1)
Total realized gain (loss) on investments
and capital gains distributions	12	8	89	9
Net unrealized appreciation (depreciation)
of investments	(37)	2	1,652	52
Net increase (decrease) in net assets resulting from	(24)	11	1,721	60
operations
Changes from principal transactions:
Premiums	37	2	419	6
Death Benefits	-	-	-	-
Surrenders and withdrawals	(69)	(1)	(756)	(32)
Cost of insurance and administrative charges	(2)	-	(7)	(1)
Transfers between Divisions
(including fixed account), net	(21)	(147)	887	-
Increase (decrease) in net assets derived from
principal transactions	(55)	(146)	543	(27)
Total increase (decrease) in net assets	(79)	(135)	2,264	33
Net assets at December 31, 2013	$ 366	$ -	$ 7,306	$ 215

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
(Dollars in thousands)

	ING Invesco	ING Invesco
	Equity and	Equity and	ING JPMorgan	ING JPMorgan
	Income	Income	Mid Cap Value	Mid Cap Value
	Portfolio - Initial	Portfolio -	Portfolio - Initial	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2012	$ 8,853	$ 186	$ 5,948	$ 235

Increase (decrease) in net assets
Operations:
Net investment income (loss)	83	1	(31)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(69)	4	38	25
Net unrealized appreciation (depreciation)
of investments	949	16	1,082	18
Net increase (decrease) in net assets resulting from	963	21	1,089	41
operations
Changes from principal transactions:
Premiums	398	22	550	22
Death Benefits	(15)	(3)	(30)	-
Surrenders and withdrawals	(1,152)	(10)	(620)	(28)
Policy Loans	32	(7)	6	1
Contract Charges	-	-	-	-
Transfers between Divisions
(including fixed account), net	48	(1)	(223)	(9)
Increase (decrease) in net assets derived from
principal transactions	(689)	1	(317)	(14)
Total increase (decrease) in net assets	274	22	772	27
Net assets at December 31, 2012	9,127	208	6,720	262

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(43)	(2)
Total realized gain (loss) on investments
and capital gains distributions	105	3	438	38
Net unrealized appreciation (depreciation)
of investments	1,953	49	1,623	40
Net increase (decrease) in net assets resulting from	2,058	52	2,018	76
operations
Changes from principal transactions:
Premiums	499	36	534	23
Death Benefits	-	-	-	-
Surrenders and withdrawals	(1,062)	(6)	(841)	(39)
Cost of insurance and administrative charges	(10)	(1)	(6)	(1)
Transfers between Divisions
(including fixed account), net	4	35	334	(10)
Increase (decrease) in net assets derived from
principal transactions	(569)	64	21	(27)
Total increase (decrease) in net assets	1,489	116	2,039	49
Net assets at December 31, 2013	$ 10,616	$ 324	$ 8,759	$ 311

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
(Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer	ING PIMCO	ING PIMCO
	Global	Global	Total Return	Total Return
	Portfolio - Initial	Portfolio -	Portfolio - Initial	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2012	$ 33,834	$ 455	$ 13,690	$ 1,406

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(34)	(2)	284	25
Total realized gain (loss) on investments
and capital gains distributions	532	26	66	5
Net unrealized appreciation (depreciation)
of investments	5,915	64	608	61
Net increase (decrease) in net assets resulting from	6,413	88	958	91
operations
Changes from principal transactions:
Premiums	1,629	120	1,887	289
Death Benefits	(53)	-	(54)	(1)
Surrenders and withdrawals	(3,862)	(41)	(1,729)	(240)
Policy Loans	123	(6)	(31)	(11)
Contract Charges	7	(1)	(2)	(1)
Transfers between Divisions
(including fixed account), net	(1,427)	(89)	1,484	58
Increase (decrease) in net assets derived from
principal transactions	(3,583)	(17)	1,555	94
Total increase (decrease) in net assets	2,830	71	2,513	185
Net assets at December 31, 2012	36,664	526	16,203	1,591

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19)	(1)	346	29
Total realized gain (loss) on investments
and capital gains distributions	1,316	35	259	5
Net unrealized appreciation (depreciation)
of investments	7,602	96	(1,112)	(85)
Net increase (decrease) in net assets resulting from	8,899	130	(507)	(51)
operations
Changes from principal transactions:
Premiums	1,616	50	1,631	171
Death Benefits	-	-	-	-
Surrenders and withdrawals	(3,978)	(105)	(1,451)	(107)
Cost of insurance and administrative charges	(37)	(2)	(11)	(5)
Transfers between Divisions
(including fixed account), net	(681)	(1)	(361)	(118)
Increase (decrease) in net assets derived from
principal transactions	(3,080)	(58)	(192)	(59)
Total increase (decrease) in net assets	5,819	72	(699)	(110)
Net assets at December 31, 2013	$ 42,483	$ 598	$ 15,504	$ 1,481

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
(Dollars in thousands)

	ING Pioneer
	High Yield	ING Solution	ING Solution	ING Solution
	Portfolio - Initial	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -
	Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2012	$ 5,634	$ 2,948	$ 1,129	$ 3,992

Increase (decrease) in net assets
Operations:
Net investment income (loss)	278	104	35	59
Total realized gain (loss) on investments
and capital gains distributions	82	51	19	198
Net unrealized appreciation (depreciation)
of investments	457	167	62	230
Net increase (decrease) in net assets resulting from	817	322	116	487
operations
Changes from principal transactions:
Premiums	533	875	204	674
Death Benefits	(23)	(1)	-	(49)
Surrenders and withdrawals	(607)	(141)	(71)	(104)
Policy Loans	(37)	(16)	(3)	(54)
Contract Charges	1	(2)	(1)	(4)
Transfers between Divisions
(including fixed account), net	211	46	22	(299)
Increase (decrease) in net assets derived from
principal transactions	78	761	151	164
Total increase (decrease) in net assets	895	1,083	267	651
Net assets at December 31, 2012	6,529	4,031	1,396	4,643

Increase (decrease) in net assets
Operations:
Net investment income (loss)	245	88	26	58
Total realized gain (loss) on investments
and capital gains distributions	187	134	51	213
Net unrealized appreciation (depreciation)
of investments	275	105	30	478
Net increase (decrease) in net assets resulting from	707	327	107	749
operations
Changes from principal transactions:
Premiums	570	535	164	622
Death Benefits	-	-	-	-
Surrenders and withdrawals	(933)	(347)	(119)	(406)
Cost of insurance and administrative charges	(6)	(4)	(4)	(6)
Transfers between Divisions
(including fixed account), net	446	(17)	1	351
Increase (decrease) in net assets derived from
principal transactions	77	167	42	561
Total increase (decrease) in net assets	784	494	149	1,310
Net assets at December 31, 2013	$ 7,313	$ 4,525	$ 1,545	$ 5,953

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2012	$ 1,037	$ 2,380	$ 371	$ 1,381

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	26	3	11
Total realized gain (loss) on investments
and capital gains distributions	(8)	34	(1)	21
Net unrealized appreciation (depreciation)
of investments	118	289	49	183
Net increase (decrease) in net assets resulting from	124	349	51	215
operations
Changes from principal transactions:
Premiums	85	580	39	356
Death Benefits	-	-	-	-
Surrenders and withdrawals	(62)	(67)	(9)	(28)
Policy Loans	-	(20)	2	2
Contract Charges	(1)	(4)	(1)	(3)
Transfers between Divisions
(including fixed account), net	(4)	(14)	(1)	24
Increase (decrease) in net assets derived from
principal transactions	18	475	30	351
Total increase (decrease) in net assets	142	824	81	566
Net assets at December 31, 2012	1,179	3,204	452	1,947

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	26	1	10
Total realized gain (loss) on investments
and capital gains distributions	5	121	26	63
Net unrealized appreciation (depreciation)
of investments	159	494	50	374
Net increase (decrease) in net assets resulting from	174	641	77	447
operations
Changes from principal transactions:
Premiums	59	555	24	329
Death Benefits	-	-	-	-
Surrenders and withdrawals	(41)	(204)	(99)	(147)
Cost of insurance and administrative charges	(6)	(6)	(2)	(4)
Transfers between Divisions
(including fixed account), net	(9)	17	1	(3)
Increase (decrease) in net assets derived from
principal transactions	3	362	(76)	175
Total increase (decrease) in net assets	177	1,003	1	622
Net assets at December 31, 2013	$ 1,356	$ 4,207	$ 453	$ 2,569

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
	(Dollars in thousands)

				ING T. Rowe
				Price Diversified
		ING Solution	ING Solution	Mid Cap
	ING Solution	Income	Income	Growth
	2045 Portfolio -	Portfolio - Initial	Portfolio -	Portfolio - Initial
	Service Class	Class	Service Class	Class
Net assets at January 1, 2012	$ 677	$ 2,923	$ 207	$ 42,021

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	100	10	(401)
Total realized gain (loss) on investments
and capital gains distributions	4	(23)	1	3,285
Net unrealized appreciation (depreciation)
of investments	90	167	9	3,066
Net increase (decrease) in net assets resulting from	97	244	20	5,950
operations
Changes from principal transactions:
Premiums	65	89	37	1,605
Death Benefits	-	(1)	-	(51)
Surrenders and withdrawals	(6)	(332)	(4)	(4,512)
Policy Loans	2	(46)	-	15
Contract Charges	(1)	(1)	-	(5)
Transfers between Divisions
(including fixed account), net	(3)	35	24	(1,509)
Increase (decrease) in net assets derived from
principal transactions	57	(256)	57	(4,457)
Total increase (decrease) in net assets	154	(12)	77	1,493
Net assets at December 31, 2012	831	2,911	284	43,514

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	56	4	(539)
Total realized gain (loss) on investments
and capital gains distributions	86	(15)	5	1,055
Net unrealized appreciation (depreciation)
of investments	67	117	6	13,329
Net increase (decrease) in net assets resulting from	154	158	15	13,845
operations
Changes from principal transactions:
Premiums	44	51	17	1,565
Death Benefits	-	-	-	-
Surrenders and withdrawals	(300)	(515)	(59)	(4,643)
Cost of insurance and administrative charges	(4)	(1)	(1)	(47)
Transfers between Divisions
(including fixed account), net	-	9	1	(1,199)
Increase (decrease) in net assets derived from
principal transactions	(260)	(456)	(42)	(4,324)
Total increase (decrease) in net assets	(106)	(298)	(27)	9,521
Net assets at December 31, 2013	$ 725	$ 2,613	$ 257	$ 53,035

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
	(Dollars in thousands)

	ING T. Rowe
	Price Diversified	ING T. Rowe	ING T. Rowe
	Mid Cap	Price Growth	Price Growth	ING Templeton
	Growth	Equity	Equity	Foreign Equity
	Portfolio -	Portfolio - Initial	Portfolio -	Portfolio - Initial
	Service Class	Class	Service Class	Class
Net assets at January 1, 2012	$ 182	$ 3,634	$ 228	$ 1,326

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(51)	(4)	30
Total realized gain (loss) on investments
and capital gains distributions	30	1	8	30
Net unrealized appreciation (depreciation)
of investments	(1)	668	39	781
Net increase (decrease) in net assets resulting from	27	618	43	841
operations
Changes from principal transactions:
Premiums	37	397	91	399
Death Benefits	(3)	(29)	-	(4)
Surrenders and withdrawals	(2)	(392)	(8)	(245)
Policy Loans	(1)	(9)	(8)	(4)
Contract Charges	-	(1)	-	-
Transfers between Divisions
(including fixed account), net	(27)	6	32	3,116
Increase (decrease) in net assets derived from
principal transactions	4	(28)	107	3,262
Total increase (decrease) in net assets	31	590	150	4,103
Net assets at December 31, 2012	213	4,224	378	5,429

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(67)	(6)	7
Total realized gain (loss) on investments
and capital gains distributions	16	241	21	85
Net unrealized appreciation (depreciation)
of investments	59	1,402	121	936
Net increase (decrease) in net assets resulting from	71	1,576	136	1,028
operations
Changes from principal transactions:
Premiums	27	464	29	660
Death Benefits	-	-	-	-
Surrenders and withdrawals	(32)	(615)	(24)	(505)
Cost of insurance and administrative charges	(1)	(4)	(1)	(5)
Transfers between Divisions
(including fixed account), net	11	149	(18)	(7)
Increase (decrease) in net assets derived from
principal transactions	5	(6)	(14)	143
Total increase (decrease) in net assets	76	1,570	122	1,171
Net assets at December 31, 2013	$ 289	$ 5,794	$ 500	$ 6,600

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
(Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING Strategic
	ING Templeton	Large Cap	Large Cap	Allocation
	Foreign Equity	Equity	Equity	Conservative
	Portfolio -	Portfolio - Initial	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Class I
Net assets at January 1, 2012	$ 178	$ 2,755	$ 12	$ 4,033

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(13)	-	50
Total realized gain (loss) on investments
and capital gains distributions	6	(4)	-	223
Net unrealized appreciation (depreciation)
of investments	86	339	1	226
Net increase (decrease) in net assets resulting from	95	322	1	499
operations
Changes from principal transactions:
Premiums	50	118	3	469
Death Benefits	(2)	(1)	-	-
Surrenders and withdrawals	(41)	(346)	-	(300)
Policy Loans	-	17	-	3
Contract Charges	(1)	1	-	(3)
Transfers between Divisions
(including fixed account), net	337	(139)	-	(41)
Increase (decrease) in net assets derived from
principal transactions	343	(350)	3	128
Total increase (decrease) in net assets	438	(28)	4	627
Net assets at December 31, 2012	616	2,727	16	4,660

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	4	-	55
Total realized gain (loss) on investments
and capital gains distributions	30	398	4	121
Net unrealized appreciation (depreciation)
of investments	76	(132)	(2)	350
Net increase (decrease) in net assets resulting from	105	270	2	526
operations
Changes from principal transactions:
Premiums	48	27	1	1,072
Death Benefits	-	-	-	-
Surrenders and withdrawals	(160)	(151)	-	(586)
Cost of insurance and administrative charges	(3)	(1)	-	(5)
Transfers between Divisions
(including fixed account), net	(1)	(2,872)	(19)	532
Increase (decrease) in net assets derived from
principal transactions	(116)	(2,997)	(18)	1,013
Total increase (decrease) in net assets	(11)	(2,727)	(16)	1,539
Net assets at December 31, 2013	$ 605	$ -	$ -	$ 6,199

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
	(Dollars in thousands)

				ING BlackRock
	ING Strategic	ING Strategic		Science and
	Allocation	Allocation	ING Growth and	Technology
	Growth	Moderate	Income	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2012	$ 5,888	$ 9,142	$ 2,106	$ 1,615

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	62	10	(22)
Total realized gain (loss) on investments
and capital gains distributions	(279)	(5)	(11)	197
Net unrealized appreciation (depreciation)
of investments	1,064	1,101	300	(76)
Net increase (decrease) in net assets resulting from	791	1,158	299	99
operations
Changes from principal transactions:
Premiums	1,082	1,670	194	264
Death Benefits	(2)	-	(1)	-
Surrenders and withdrawals	(661)	(672)	(248)	(99)
Policy Loans	(13)	(47)	-	(13)
Contract Charges	(6)	(10)	(1)	(1)
Transfers between Divisions
(including fixed account), net	(204)	200	(17)	(114)
Increase (decrease) in net assets derived from
principal transactions	196	1,141	(73)	37
Total increase (decrease) in net assets	987	2,299	226	136
Net assets at December 31, 2012	6,875	11,441	2,332	1,751

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	84	6	(6)
Total realized gain (loss) on investments
and capital gains distributions	243	450	214	103
Net unrealized appreciation (depreciation)
of investments	1,175	1,225	1,035	(24)
Net increase (decrease) in net assets resulting from	1,439	1,759	1,255	73
operations
Changes from principal transactions:
Premiums	919	1,604	280	59
Death Benefits	-	-	-	-
Surrenders and withdrawals	(592)	(839)	(561)	(11)
Cost of insurance and administrative charges	(14)	(20)	(6)	(1)
Transfers between Divisions
(including fixed account), net	103	361	3,102	(1,871)
Increase (decrease) in net assets derived from
principal transactions	416	1,106	2,815	(1,824)
Total increase (decrease) in net assets	1,855	2,865	4,070	(1,751)
Net assets at December 31, 2013	$ 8,730	$ 14,306	$ 6,402	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING
	LargeCap	MidCap	SmallCap	International
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2012	$ 2,611	$ 5,704	$ 3,413	$ 642

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(32)	(31)	9
Total realized gain (loss) on investments
and capital gains distributions	242	83	(63)	3
Net unrealized appreciation (depreciation)
of investments	83	835	456	103
Net increase (decrease) in net assets resulting from	330	886	362	115
operations
Changes from principal transactions:
Premiums	244	401	281	4
Death Benefits	(4)	(24)	(9)	-
Surrenders and withdrawals	(244)	(595)	(301)	(4)
Policy Loans	(9)	6	(4)	-
Contract Charges	-	(1)	-	-
Transfers between Divisions
(including fixed account), net	(11)	(171)	(110)	60
Increase (decrease) in net assets derived from
principal transactions	(24)	(384)	(143)	60
Total increase (decrease) in net assets	306	502	219	175
Net assets at December 31, 2012	2,917	6,206	3,632	817

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	(20)	(20)	(8)
Total realized gain (loss) on investments
and capital gains distributions	138	310	137	86
Net unrealized appreciation (depreciation)
of investments	719	1,659	1,362	(56)
Net increase (decrease) in net assets resulting from	870	1,949	1,479	22
operations
Changes from principal transactions:
Premiums	167	471	379	5
Death Benefits	-	-	-	-
Surrenders and withdrawals	(335)	(1,078)	(539)	(4)
Cost of insurance and administrative charges	(3)	(6)	(3)	-
Transfers between Divisions
(including fixed account), net	(71)	19	159	(777)
Increase (decrease) in net assets derived from
principal transactions	(242)	(594)	(4)	(776)
Total increase (decrease) in net assets	628	1,355	1,475	(754)
Net assets at December 31, 2013	$ 3,545	$ 7,561	$ 5,107	$ 63

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
(Dollars in thousands)

		ING Russell™		ING Russell™
	ING	Large Cap	ING Russell™	Mid Cap
	International	Growth Index	Large Cap Index	Growth Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class S
Net assets at January 1, 2012	$ 36	$ 36,330	$ 7,215	$ 864

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(92)	74	(10)
Total realized gain (loss) on investments
and capital gains distributions	-	1,431	323	68
Net unrealized appreciation (depreciation)
of investments	6	3,309	577	62
Net increase (decrease) in net assets resulting from	6	4,648	974	120
operations
Changes from principal transactions:
Premiums	83	1,403	330	127
Death Benefits	-	(103)	(33)	-
Surrenders and withdrawals	(46)	(4,113)	(861)	(125)
Policy Loans	(5)	174	31	3
Contract Charges	(1)	3	1	-
Transfers between Divisions
(including fixed account), net	(27)	(783)	(230)	(48)
Increase (decrease) in net assets derived from
principal transactions	4	(3,419)	(762)	(43)
Total increase (decrease) in net assets	10	1,229	212	77
Net assets at December 31, 2012	46	37,559	7,427	941

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	28	18	(9)
Total realized gain (loss) on investments
and capital gains distributions	10	2,194	521	51
Net unrealized appreciation (depreciation)
of investments	127	8,496	1,600	291
Net increase (decrease) in net assets resulting from	144	10,718	2,139	333
operations
Changes from principal transactions:
Premiums	104	1,275	381	166
Death Benefits	-	-	-	-
Surrenders and withdrawals	(52)	(4,639)	(1,135)	(99)
Cost of insurance and administrative charges	(1)	(49)	(8)	(1)
Transfers between Divisions
(including fixed account), net	784	(810)	(134)	121
Increase (decrease) in net assets derived from
principal transactions	835	(4,223)	(896)	187
Total increase (decrease) in net assets	979	6,495	1,243	520
Net assets at December 31, 2013	$ 1,025	$ 44,054	$ 8,670	$ 1,461

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
(Dollars in thousands)

	ING Small	ING	ING MidCap	ING SmallCap
	Company	International	Opportunities	Opportunities
	Portfolio -	Value Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2012	$ 135	$ 9,424	$ 24,674	$ 13,843

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	114	(230)	(204)
Total realized gain (loss) on investments
and capital gains distributions	8	(1,130)	2,278	2,337
Net unrealized appreciation (depreciation)
of investments	11	2,583	987	(311)
Net increase (decrease) in net assets resulting from	18	1,567	3,035	1,822
operations
Changes from principal transactions:
Premiums	-	514	855	542
Death Benefits	-	(39)	(49)	(2)
Surrenders and withdrawals	(6)	(1,006)	(2,545)	(1,434)
Policy Loans	(1)	22	17	(12)
Contract Charges	-	2	(2)	(2)
Transfers between Divisions
(including fixed account), net	(1)	(427)	(581)	(260)
Increase (decrease) in net assets derived from
principal transactions	(8)	(934)	(2,305)	(1,168)
Total increase (decrease) in net assets	10	633	730	654
Net assets at December 31, 2012	145	10,057	25,404	14,497

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	125	(403)	(233)
Total realized gain (loss) on investments
and capital gains distributions	33	(932)	2,667	2,082
Net unrealized appreciation (depreciation)
of investments	15	2,688	5,378	3,347
Net increase (decrease) in net assets resulting from	47	1,881	7,642	5,196
operations
Changes from principal transactions:
Premiums	-	465	1,166	685
Death Benefits	-	-	-	-
Surrenders and withdrawals	(48)	(1,064)	(2,729)	(1,502)
Cost of insurance and administrative charges	-	(7)	(28)	(15)
Transfers between Divisions
(including fixed account), net	(8)	(308)	726	(274)
Increase (decrease) in net assets derived from
principal transactions	(56)	(914)	(865)	(1,106)
Total increase (decrease) in net assets	(9)	967	6,777	4,090
Net assets at December 31, 2013	$ 136	$ 11,024	$ 32,181	$ 18,587

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
	(Dollars in thousands)

		Neuberger
	Lord Abbett	Berman AMT		PIMCO Real
	Series Fund	Socially	Oppenheimer	Return
	MidCap Stock	Responsive	Main Street	Portfolio -
	Portfolio -	Portfolio® -	Small Cap	Administrative
	Class VC	Class I	Fund®/VA	Class
Net assets at January 1, 2012	$ 1,453	$ 3,286	$ 147	$ 10,375

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	(41)	(2)	(47)
Total realized gain (loss) on investments
and capital gains distributions	(49)	33	3	950
Net unrealized appreciation (depreciation)
of investments	248	323	26	(38)
Net increase (decrease) in net assets resulting from	188	315	27	865
operations
Changes from principal transactions:
Premiums	180	355	27	2,584
Death Benefits	-	(9)	-	(7)
Surrenders and withdrawals	(103)	(188)	(17)	(789)
Policy Loans	(2)	9	1	(92)
Contract Charges	(1)	-	-	(6)
Transfers between Divisions
(including fixed account), net	(74)	(166)	21	3,264
Increase (decrease) in net assets derived from
principal transactions	-	1	32	4,954
Total increase (decrease) in net assets	188	316	59	5,819
Net assets at December 31, 2012	1,641	3,602	206	16,194

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(29)	(2)	30
Total realized gain (loss) on investments
and capital gains distributions	38	92	14	414
Net unrealized appreciation (depreciation)
of investments	446	1,183	72	(2,152)
Net increase (decrease) in net assets resulting from	466	1,246	84	(1,708)
operations
Changes from principal transactions:
Premiums	174	310	18	1,955
Death Benefits	-	-	-	-
Surrenders and withdrawals	(203)	(375)	(17)	(920)
Cost of insurance and administrative charges	(2)	(4)	(1)	(16)
Transfers between Divisions
(including fixed account), net	(12)	(111)	30	(2,432)
Increase (decrease) in net assets derived from
principal transactions	(43)	(180)	30	(1,413)
Total increase (decrease) in net assets	423	1,066	114	(3,121)
Net assets at December 31, 2013	$ 2,064	$ 4,668	$ 320	$ 13,073

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2013 and 2012
(Dollars in thousands)

	Pioneer High
	Yield VCT
	Portfolio - Class I	Wanger Select	Wanger USA
Net assets at January 1, 2012	$ 1,792	$ 3,232	$ 2,637

Increase (decrease) in net assets
Operations:
Net investment income (loss)	164	(33)	(31)
Total realized gain (loss) on investments
and capital gains distributions	59	(77)	97
Net unrealized appreciation (depreciation)
of investments	57	635	405
Net increase (decrease) in net assets resulting from	280	525	471
operations
Changes from principal transactions:
Premiums	357	271	356
Death Benefits	(1)	(8)	(1)
Surrenders and withdrawals	(134)	(360)	(300)
Policy Loans	(5)	(3)	(8)
Contract Charges	(1)	(1)	(1)
Transfers between Divisions
(including fixed account), net	180	(353)	(251)
Increase (decrease) in net assets derived from
principal transactions	396	(454)	(205)
Total increase (decrease) in net assets	676	71	266
Net assets at December 31, 2012	2,468	3,303	2,903

Increase (decrease) in net assets
Operations:
Net investment income (loss)	107	(41)	(42)
Total realized gain (loss) on investments
and capital gains distributions	185	155	355
Net unrealized appreciation (depreciation)
of investments	(18)	925	619
Net increase (decrease) in net assets resulting from	274	1,039	932
operations
Changes from principal transactions:
Premiums	373	256	326
Death Benefits	-	-	-
Surrenders and withdrawals	(297)	(375)	(268)
Cost of insurance and administrative charges	(4)	(4)	(5)
Transfers between Divisions
(including fixed account), net	205	(165)	(4)
Increase (decrease) in net assets derived from
principal transactions	277	(288)	49
Total increase (decrease) in net assets	551	751	981
Net assets at December 31, 2013	$ 3,019	$ 4,054	$ 3,884

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

1. Organization

ReliaStar Life Insurance Company Separate Account N (the “Account”), formerly
Northern Life Separate Account One, was established by Northern Life Insurance
Company (“Northern Life”) to support the operations of variable annuity contracts
(“Contracts”). In 2002, Northern Life merged with ReliaStar Life Insurance Company
(“ReliaStar Life” or the “Company”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (name changed from ING U.S., Inc.) (“Voya
Financial”), a holding company domiciled in the State of Delaware.

In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, which together with its subsidiaries, including the Company, constitutes ING's U.S.-based retirement, investment management, and insurance operations. On May 2, 2013, the common stock of Voya
Financial began trading on the New York Stock Exchange under the symbol “VOYA.”
On May 7, 2013 and May 31, 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale by Voya Financial of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”),
an indirect, wholly owned subsidiary of ING Groep N.V. (“ING”) and previously the sole stockholder of Voya Financial, of 44,201,773 shares of outstanding common stock of
Voya Financial (collectively, “the IPO”). On September 30, 2013, ING International
transferred all of its shares of Voya Financial common stock to ING.

On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of
Voya Financial in a registered public offering (“Secondary Offering”), reducing ING's ownership of Voya Financial to 57%.

On March 25, 2014, ING completed a sale of 30,475,000 shares of common stock of
Voya Financial in a registered public offering. On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,255,853 shares of its common stock from ING (the “Direct Share Buyback”)
(the offering and the Direct Share Buyback collectively, the “Transactions”). Upon completion of the Transactions, ING’s ownership of Voya Financial was reduced to approximately 43%.

On April 11, 2013, plans to rebrand ING U.S., Inc. as Voya Financial were announced, and in January 2014, additional details regarding the operational and legal work associated with the rebranding were announced. On April 7, 2014, ING U.S., Inc.
changed its legal name to Voya Financial, Inc.; and based on current expectations, in May
2014 its Investment Management and Employee Benefits businesses will begin using the
Voya Financial brand. In September 2014, Voya Financial’s remaining businesses will begin using the Voya Financial brand and all remaining Voya Financial legal entities that currently have names incorporating the “ING” brand, will change their names to reflect the Voya brand. Voya Financial anticipates that the process of changing all marketing

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

materials, operating materials and legal entity names containing the word “ING” or
“Lion” to the new brand name will take approximately 24 months.

The Account is registered as a unit investment trust with the SEC under the Investment
Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or a fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2013, the Account had 98 investment divisions (the “Divisions”), 16 of which invest in an independently managed mutual fund portfolio and 82 of which invest in a mutual fund portfolio advised by affiliates, either ING Investments, LLC (“IIL”) or
Directed Services LLC (“DSL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”). Investment
Divisions with asset balances at December 31, 2013, and related Trusts are as follows:

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

American Funds Insurance Series:	ING Investor Trust (continued):
American Funds Insurance Series®	ING T. Rowe Price Equity Income Portfolio - Service
Growth Fund - Class 2	Class
American Funds Insurance Series® Growth-Income	ING T. Rowe Price International Stock
Fund - Class 2	Portfolio - Institutional Class
American Funds Insurance Series® International Fund -	ING U.S. Stock Index Portfolio - Institutional Class
Class 2	ING Money Market Portfolio:
Fidelity® Variable Insurance Products:	ING Money Market Portfolio - Class I
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING Partners, Inc.:
Fidelity® Variable Insurance Products II:	ING American Century Small-Mid Cap Value
Fidelity® VIP Contrafund® Portfolio - Initial Class	Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING American Century Small-Mid Cap Value
Fidelity® Variable Insurance Products V:	Portfolio - Service Class
Fidelity® VIP Investment Grade Bond	ING Baron Growth Portfolio - Initial Class
Portfolio - Initial Class	ING Baron Growth Portfolio - Service Class
Fidelity® VIP Money Market Portfolio - Initial Class	ING Columbia Contrarian Core Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:	ING Columbia Contrarian Core Portfolio - Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING Fidelity® VIP Contrafund® Portfolio - Service
ING Balanced Portfolio, Inc.:	Class
ING Balanced Portfolio - Class I	ING Fidelity® VIP Equity-Income Portfolio - Service
ING Intermediate Bond Portfolio:	Class
ING Intermediate Bond Portfolio - Class I	ING Fidelity® VIP Mid Cap Portfolio - Service Class
ING Investors Trust:	ING Global Bond Portfolio - Service Class
ING BlackRock Large Cap Growth	ING Invesco Comstock Portfolio - Initial Class
Portfolio - Institutional Class	ING Invesco Comstock Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio - Service	ING Invesco Equity and Income Portfolio - Initial Class
Class	ING Invesco Equity and Income Portfolio - Service Class
ING Clarion Global Real Estate	ING JPMorgan Mid Cap Value Portfolio - Initial Class
Portfolio - Institutional Class	ING JPMorgan Mid Cap Value Portfolio - Service Class
ING FMRSM Diversified Mid Cap	ING Oppenheimer Global Portfolio - Initial Class
Portfolio - Institutional Class	ING Oppenheimer Global Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service	ING PIMCO Total Return Portfolio - Initial Class
Class	ING PIMCO Total Return Portfolio - Service Class
ING Global Resources Portfolio - Service Class	ING Pioneer High Yield Portfolio - Initial Class
ING Invesco Growth and Income Portfolio - Service	ING Solution 2015 Portfolio - Initial Class
Class	ING Solution 2015 Portfolio - Service Class
ING Invesco Growth and Income Portfolio - Service 2	ING Solution 2025 Portfolio - Initial Class
Class	ING Solution 2025 Portfolio - Service Class
ING JPMorgan Emerging Markets Equity	ING Solution 2035 Portfolio - Initial Class
Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class
ING JPMorgan Small Cap Core Equity	ING Solution 2045 Portfolio - Initial Class
Portfolio - Institutional Class	ING Solution 2045 Portfolio - Service Class
ING Large Cap Growth Portfolio - Institutional Class	ING Solution Income Portfolio - Initial Class
ING Large Cap Growth Portfolio - Service Class	ING Solution Income Portfolio - Service Class
ING Large Cap Value Portfolio - Institutional Class	ING T. Rowe Price Diversified Mid Cap Growth
ING Large Cap Value Portfolio - Service Class	Portfolio - Initial Class
ING Limited Maturity Bond Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth
ING Liquid Assets Portfolio - Class I	Portfolio - Service Class
ING Marsico Growth Portfolio - Institutional Class	ING T. Rowe Price Growth Equity Portfolio - Initial
ING Marsico Growth Portfolio - Service Class	Class
ING MFS Total Return Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Service
ING MFS Total Return Portfolio - Service 2 Class	Class
ING Multi-Manager Large Cap Core	ING Templeton Foreign Equity Portfolio - Initial Class
Portfolio - Service Class	ING Templeton Foreign Equity Portfolio - Service Class
ING T. Rowe Price Capital Appreciation	ING Strategic Allocation Portfolios, Inc.:
Portfolio - Service Class	ING Strategic Allocation Conservative Portfolio - Class I
ING T. Rowe Price Equity Income	ING Strategic Allocation Growth Portfolio - Class I
Portfolio - Institutional Class	ING Strategic Allocation Moderate Portfolio - Class I

71

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

ING Variable Funds:	Lord Abbett Series Fund, Inc.:
ING Growth and Income Portfolio - Class I	Lord Abbett Series Fund MidCap Stock
ING Variable Portfolios, Inc.:	Portfolio - Class VC
ING Index Plus LargeCap Portfolio - Class I	Neuberger Berman Advisers Management Trust:
ING Index Plus MidCap Portfolio - Class I	Neuberger Berman AMT Socially Responsive
ING Index Plus SmallCap Portfolio - Class I	Portfolio® - Class I
ING International Index Portfolio - Class I	Oppenheimer Variable Account Funds:
ING International Index Portfolio - Class S	Oppenheimer Main Street Small Cap Fund®/VA
ING RussellTM Large Cap Growth Index	PIMCO Variable Insurance Trust:
Portfolio - Class I	PIMCO Real Return Portfolio - Administrative Class
ING RussellTM Large Cap Index Portfolio - Class I	Pioneer Variable Contracts Trust:
ING RussellTM Mid Cap Growth Index Portfolio -	Pioneer High Yield VCT Portfolio - Class I
Class S	Wanger Advisors Trust:
ING Small Company Portfolio - Class I	Wanger Select
ING Variable Products Trust:	Wanger USA
ING International Value Portfolio - Class I
ING MidCap Opportunities Portfolio - Class I
ING SmallCap Opportunities Portfolio - Class I

The names of certain Divisions were changed during 2013. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
ING Investors Trust:	ING Investors Trust:
ING Invesco Growth and Income Portfolio - Service Class	ING Invesco Van Kampen Growth and Income Portfolio -
Service Class
ING Invesco Growth and Income Portfolio - Service 2	ING Invesco Van Kampen Growth and Income Portfolio -
Class	Service 2 Class
ING Multi-Manager Large Cap Core Portfolio - Service	ING Pioneer Fund Portfolio - Service Class
Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Columbia Contrarian Core Portfolio - Initial Class	ING Davis New York Venture Portfolio - Initial Class
ING Columbia Contrarian Core Portfolio - Service Class	ING Davis New York Venture Portfolio - Service Class
ING Invesco Comstock Portfolio - Initial Class	ING Invesco Van Kampen Comstock Portfolio - Initial
Class
ING Invesco Comstock Portfolio - Service Class	ING Invesco Van Kampen Comstock
Portfolio - Service Class
ING Invesco Equity and Income Portfolio - Initial Class	ING Invesco Van Kampen Equity and Income
Portfolio - Initial Class
ING Invesco Equity and Income Portfolio - Service Class	ING Invesco Van Kampen Equity and Income
Portfolio - Service Class
Oppenheimer Variable Accounts Funds:	Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Main Street Small- & Mid-Cap Fund®/VA

72

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

During 2013, the following Divisions were closed to contract owners:

ING Investor Trust:
ING Pioneer Mid Cap Value Portfolio - Service Class
ING Partners, Inc.:
ING Growth and Income Core Portfolio - Service Class
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue
Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the
Account attributable to the contract owners are excluded in the determination of the federal income tax liability of ReliaStar Life, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes.
Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net
Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of
Assets and Liabilities.

Future Adoption of Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2013-08, “Financial Services-Investment Companies
(Accounting Standards Codification (“ASC”) Topic 946): Amendments to the Scope,
Measurement, and Disclosure Requirements” (“ASU 2013-08”), which provides comprehensive guidance for assessing whether an entity is an investment company and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value. ASU 2013-08 also requires an entity to disclose that it is an investment company and any changes to that status, as well as information about financial support provided or required to be provided to investees.

The provisions of ASU 2013-08 are effective for interim and annual reporting periods in years beginning after December 15, 2013, and should be applied prospectively for entities that are investment companies upon the effective date of the amendments. The Account is currently in the process of assessing the requirements of ASU 2013-08, but does not expect ASU 2013-08 to have an impact on its net assets or results of operations.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2013 and for the years ended
December 31, 2013 and 2012, were issued.

3. Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2013 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2013. The Account had no financial liabilities as of
December 31, 2013.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level
1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§ Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
§ Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§ Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4. Charges and Fees

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover ReliaStar Life’s expenses in connection with the issuance and administration of the
Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the
Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.40% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at an annual rate of
0.15% of the assets attributable to the Contracts. These charges are assessed through the redemption of units.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $35 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the
Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed accumulation benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through either a reduction in unit values or the redemption of units.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Fees Waived by ReliaStar Life

Certain charges and fees for various types of Contracts may be waived by ReliaStar Life.
ReliaStar Life reserves the right to discontinue these waivers at its discretion or to conform with the changes in the law.

5. Related Party Transactions

During the year ended December 31, 2013, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to ING Investors Trust and
ING Partners, Inc. The Trusts’ advisory agreement provided for a fee at annual rates up to
1.25% of the average net assets of each respective Fund.

Management fees were also paid to IIL, an affiliate of the Company, in its capacity as investment adviser to ING Balanced Portfolio, Inc., ING Intermediate Bond Portfolio,
ING Money Market Portfolio, ING Strategic Allocation Portfolios, Inc., ING Variable
Funds, ING Variable Portfolios, Inc., and ING Variable Products Trust. The Trusts’
advisory agreement provided for a fee at annual rates ranging from 0.12% to 0.80% of the average net assets of each respective Fund of the Trust.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities

	The aggregate cost of purchases and proceeds from sales of investments for the year
	ended December 31, 2013 follow:

		Purchases	Sales
		(Dollars in thousands)
	American Funds Insurance Series:
	American Funds Insurance Series® Growth Fund - Class 2	$ 975	$ 827
	American Funds Insurance Series® Growth-Income Fund - Class 2	752	808
	American Funds Insurance Series® International Fund - Class 2	720	812
	Fidelity® Variable Insurance Products:
	Fidelity® VIP Equity-Income Portfolio - Initial Class	3,356	3,929
	Fidelity® Variable Insurance Products II:
	Fidelity® VIP Contrafund® Portfolio - Initial Class	1,456	7,647
	Fidelity® VIP Index 500 Portfolio - Initial Class	3,765	8,877
	Fidelity® Variable Insurance Products V:
	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1,083	2,460
	Fidelity® VIP Money Market Portfolio - Initial Class	5,281	6,385
	Franklin Templeton Variable Insurance Products Trust:
	Franklin Small Cap Value Securities Fund - Class 2	1,286	594
	ING Balanced Portfolio, Inc.:
	ING Balanced Portfolio - Class I	12	30
	ING Intermediate Bond Portfolio:
	ING Intermediate Bond Portfolio - Class I	792	607
	ING Investors Trust:
	ING BlackRock Large Cap Growth Portfolio - Institutional Class	436	1,307
	ING BlackRock Large Cap Growth Portfolio - Service Class	32	58
	ING Clarion Global Real Estate Portfolio - Institutional Class	797	445
	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	29	46
	ING FMRSM Diversified Mid Cap Portfolio - Service Class	193	331
	ING Global Resources Portfolio - Service Class	633	887
	ING Invesco Growth and Income Portfolio - Service Class	554	1,062
	ING Invesco Growth and Income Portfolio - Service 2 Class	14	89
	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	1,187	1,252
	ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	1,160	2,597
	ING Large Cap Growth Portfolio - Institutional Class	667	1,934
	ING Large Cap Growth Portfolio - Service Class	30	40
	ING Large Cap Value Portfolio - Institutional Class	375	495
	ING Large Cap Value Portfolio - Service Class	607	4
	ING Limited Maturity Bond Portfolio - Service Class	904	979
	ING Liquid Assets Portfolio - Class I	529	840
	ING Marsico Growth Portfolio - Institutional Class	363	124
	ING Marsico Growth Portfolio - Service Class	11	9
	ING MFS Total Return Portfolio - Service Class	695	423

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING MFS Total Return Portfolio - Service 2 Class	$ 55	$ 47
ING Multi-Manager Large Cap Core Portfolio - Service Class	68	25
ING Pioneer Mid Cap Value Portfolio - Service Class	60	608
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	10,565	1,531
ING T. Rowe Price Equity Income Portfolio - Institutional Class	876	773
ING T. Rowe Price Equity Income Portfolio - Service Class	102	206
ING T. Rowe Price International Stock Portfolio - Institutional Class	534	1,572
ING U.S. Stock Index Portfolio - Institutional Class	282	249
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	8	25
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Initial Class	398	241
ING American Century Small-Mid Cap Value Portfolio - Service Class	20	24
ING Baron Growth Portfolio - Initial Class	1,040	801
ING Baron Growth Portfolio - Service Class	36	69
ING Columbia Contrarian Core Portfolio - Initial Class	168	133
ING Columbia Contrarian Core Portfolio - Service Class	10	1
ING Fidelity® VIP Contrafund® Portfolio - Service Class	223	415
ING Fidelity® VIP Equity-Income Portfolio - Service Class	64	89
ING Fidelity® VIP Mid Cap Portfolio - Service Class	55	106
ING Global Bond Portfolio - Service Class	73	115
ING Growth and Income Core Portfolio - Service Class	3	149
ING Invesco Comstock Portfolio - Initial Class	2,064	1,541
ING Invesco Comstock Portfolio - Service Class	6	34
ING Invesco Equity and Income Portfolio - Initial Class	578	1,147
ING Invesco Equity and Income Portfolio - Service Class	79	15
ING JPMorgan Mid Cap Value Portfolio - Initial Class	1,640	1,389
ING JPMorgan Mid Cap Value Portfolio - Service Class	31	50
ING Oppenheimer Global Portfolio - Initial Class	1,473	4,572
ING Oppenheimer Global Portfolio - Service Class	68	126
ING PIMCO Total Return Portfolio - Initial Class	2,083	1,820
ING PIMCO Total Return Portfolio - Service Class	219	239
ING Pioneer High Yield Portfolio - Initial Class	1,755	1,433
ING Solution 2015 Portfolio - Initial Class	717	462
ING Solution 2015 Portfolio - Service Class	233	165
ING Solution 2025 Portfolio - Initial Class	1,113	494
ING Solution 2025 Portfolio - Service Class	71	57
ING Solution 2035 Portfolio - Initial Class	661	273
ING Solution 2035 Portfolio - Service Class	28	103
ING Solution 2045 Portfolio - Initial Class	369	184
ING Solution 2045 Portfolio - Service Class	50	308
ING Solution Income Portfolio - Initial Class	224	623
ING Solution Income Portfolio - Service Class	24	63
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	1,253	5,570
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	38	33
ING T. Rowe Price Growth Equity Portfolio - Initial Class	709	781
ING T. Rowe Price Growth Equity Portfolio - Service Class	40	60
ING Templeton Foreign Equity Portfolio - Initial Class	644	494

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc. (continued):
ING Templeton Foreign Equity Portfolio - Service Class	$ 54	$ 171
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	48	3,041
ING UBS U.S. Large Cap Equity Portfolio - Service Class	1	19
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	2,247	1,180
ING Strategic Allocation Growth Portfolio - Class I	1,462	1,025
ING Strategic Allocation Moderate Portfolio - Class I	2,796	1,607
ING Variable Funds:
ING Growth and Income Portfolio - Class I	3,454	633
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	295	1,877
ING Index Plus LargeCap Portfolio - Class I	247	477
ING Index Plus MidCap Portfolio - Class I	555	1,169
ING Index Plus SmallCap Portfolio - Class I	727	751
ING International Index Portfolio - Class I	15	799
ING International Index Portfolio - Class S	929	87
ING Russell™ Large Cap Growth Index Portfolio - Class I	936	5,130
ING Russell™ Large Cap Index Portfolio - Class I	398	1,276
ING Russell™ Mid Cap Growth Index Portfolio - Class S	289	109
ING Small Company Portfolio - Class I	20	63
ING Variable Products Trust:
ING International Value Portfolio - Class I	454	1,243
ING MidCap Opportunities Portfolio - Class I	2,917	3,473
ING SmallCap Opportunities Portfolio - Class I	1,787	2,118
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund MidCap Stock Portfolio - Class VC	188	248
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	295	503
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA	53	22
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	1,965	3,241
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	877	334
Wanger Advisors Trust:
Wanger Select	283	559
Wanger USA	586	290

	RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Notes to Financial Statements

7.	Changes in Units

	The net changes in units outstanding follow:
				Year Ended December 31
			2013			2012
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
	American Funds Insurance Series:
	American Funds Insurance Series® Growth Fund - Class 2	146,992	126,636	20,356	179,394	143,999	35,395
	American Funds Insurance Series® Growth-Income Fund - Class 2	94,938	97,612	(2,674)	116,778	114,131	2,647
	American Funds Insurance Series® International Fund - Class 2	107,741	115,958	(8,217)	134,667	125,002	9,665
	Fidelity® Variable Insurance Products:
	Fidelity® VIP Equity-Income Portfolio - Initial Class	72,213	180,060	(107,847)	76,428	209,938	(133,510)
	Fidelity® Variable Insurance Products II:
	Fidelity® VIP Contrafund® Portfolio - Initial Class	127,607	277,778	(150,171)	149,514	327,988	(178,474)
	Fidelity® VIP Index 500 Portfolio - Initial Class	182,393	392,314	(209,921)	205,838	459,618	(253,780)
	Fidelity® Variable Insurance Products V:
	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	86,760	181,148	(94,388)	148,352	160,473	(12,121)
	Fidelity® VIP Money Market Portfolio - Initial Class	526,828	601,460	(74,632)	640,995	636,245	4,750
	Franklin Templeton Variable Insurance Products Trust:
	Franklin Small Cap Value Securities Fund - Class 2	82,079	43,480	38,599	43,947	41,883	2,064
	ING Balanced Portfolio, Inc.:
	ING Balanced Portfolio - Class I	34	1,655	(1,621)	2	9,633	(9,631)
	ING Intermediate Bond Portfolio:
	ING Intermediate Bond Portfolio - Class I	61,126	53,332	7,794	101,133	56,456	44,677
	ING Investors Trust:
	ING BlackRock Large Cap Growth Portfolio - Institutional Class	66,721	147,273	(80,552)	99,208	210,845	(111,637)
	ING BlackRock Large Cap Growth Portfolio - Service Class	2,182	4,447	(2,265)	1,833	1,308	525
	ING Clarion Global Real Estate Portfolio - Institutional Class	68,193	56,251	11,942	74,677	57,274	17,403
	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	1,552	2,619	(1,067)	1,326	2,146	(820)
	ING FMRSM Diversified Mid Cap Portfolio - Service Class	13,950	21,208	(7,258)	22,316	28,985	(6,669)
	ING Global Resources Portfolio - Service Class	92,570	110,434	(17,864)	106,418	149,353	(42,935)
	ING Invesco Growth and Income Portfolio - Service Class	54,709	88,040	(33,331)	57,164	110,639	(53,475)
	ING Invesco Growth and Income Portfolio - Service 2 Class	515	5,475	(4,960)	1,737	296	1,441

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	77,171	87,618	(10,447)	88,243	110,301	(22,058)
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	71,236	169,701	(98,465)	76,613	221,445	(144,832)
ING Large Cap Growth Portfolio - Institutional Class	86,165	182,351	(96,186)	105,181	237,621	(132,440)
ING Large Cap Growth Portfolio - Service Class	2,287	2,971	(684)	3,886	192	3,694
ING Large Cap Value Portfolio - Institutional Class	39,281	52,762	(13,481)	50,604	46,472	4,132
ING Large Cap Value Portfolio - Service Class	60,309	531	59,778	-	-	-
ING Limited Maturity Bond Portfolio - Service Class	102,538	106,073	(3,535)	94,992	100,686	(5,694)
ING Liquid Assets Portfolio - Class I	59,600	87,408	(27,808)	73,214	66,548	6,666
ING Marsico Growth Portfolio - Institutional Class	30,313	11,580	18,733	14,715	11,873	2,842
ING Marsico Growth Portfolio - Service Class	573	365	208	716	1,685	(969)
ING MFS Total Return Portfolio - Service Class	45,958	31,587	14,371	49,681	47,917	1,764
ING MFS Total Return Portfolio - Service 2 Class	4,066	3,697	369	7,960	2,731	5,229
ING Multi-Manager Large Cap Core Portfolio - Service Class	6,047	2,618	3,429	4,265	4,062	203
ING Pioneer Mid Cap Value Portfolio - Service Class	-	37,926	(37,926)	6,411	12,067	(5,656)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	614,614	197,093	417,521	405,430	214,513	190,917
ING T. Rowe Price Equity Income Portfolio - Institutional Class	64,713	61,750	2,963	60,962	65,458	(4,496)
ING T. Rowe Price Equity Income Portfolio - Service Class	3,117	8,440	(5,323)	10,466	6,193	4,273
ING T. Rowe Price International Stock Portfolio - Institutional Class	70,630	139,122	(68,492)	80,005	176,138	(96,133)
ING U.S. Stock Index Portfolio - Institutional Class	15,845	15,260	585	16,538	10,399	6,139
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	770	2,055	(1,285)	20,118	14,044	6,074
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Initial Class	13,582	10,802	2,780	17,345	16,505	840
ING American Century Small-Mid Cap Value Portfolio - Service Class	755	1,206	(451)	1,522	1,068	454
ING Baron Growth Portfolio - Initial Class	35,654	34,165	1,489	26,119	35,562	(9,443)
ING Baron Growth Portfolio - Service Class	1,686	3,889	(2,203)	1,416	3,211	(1,795)
ING Columbia Contrarian Core Portfolio - Initial Class	12,608	10,264	2,344	19,503	15,224	4,279
ING Columbia Contrarian Core Portfolio - Service Class	789	48	741	1,281	161	1,120
ING Fidelity® VIP Contrafund® Portfolio - Service Class	13,755	25,312	(11,557)	14,243	21,248	(7,005)
ING Fidelity® VIP Equity-Income Portfolio - Service Class	4,109	6,790	(2,681)	3,097	6,026	(2,929)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Fidelity® VIP Mid Cap Portfolio - Service Class	3,559	6,208	(2,649)	4,717	8,646	(3,929)
ING Global Bond Portfolio - Service Class	3,364	7,374	(4,010)	6,433	7,433	(1,000)
ING Growth and Income Core Portfolio - Service Class	-	12,897	(12,897)	1,354	2,396	(1,042)
ING Invesco Comstock Portfolio - Initial Class	112,397	87,551	24,846	31,327	68,680	(37,353)
ING Invesco Comstock Portfolio - Service Class	481	2,255	(1,774)	1,096	1,323	(227)
ING Invesco Equity and Income Portfolio - Initial Class	51,219	88,845	(37,626)	54,617	107,761	(53,144)
ING Invesco Equity and Income Portfolio - Service Class	4,883	640	4,243	1,973	1,809	164
ING JPMorgan Mid Cap Value Portfolio - Initial Class	62,248	61,672	576	39,539	54,274	(14,735)
ING JPMorgan Mid Cap Value Portfolio - Service Class	1,471	2,935	(1,464)	3,242	4,334	(1,092)
ING Oppenheimer Global Portfolio - Initial Class	123,526	258,308	(134,782)	116,978	306,901	(189,923)
ING Oppenheimer Global Portfolio - Service Class	4,348	7,726	(3,378)	9,932	11,250	(1,318)
ING PIMCO Total Return Portfolio - Initial Class	175,405	189,628	(14,223)	284,779	180,396	104,383
ING PIMCO Total Return Portfolio - Service Class	13,843	18,149	(4,306)	26,685	19,828	6,857
ING Pioneer High Yield Portfolio - Initial Class	96,606	92,242	4,364	86,547	82,303	4,244
ING Solution 2015 Portfolio - Initial Class	63,655	48,191	15,464	99,390	24,856	74,534
ING Solution 2015 Portfolio - Service Class	12,882	9,563	3,319	18,965	6,503	12,462
ING Solution 2025 Portfolio - Initial Class	99,105	44,950	54,155	87,101	70,990	16,111
ING Solution 2025 Portfolio - Service Class	4,748	4,450	298	8,618	7,011	1,607
ING Solution 2035 Portfolio - Initial Class	64,889	30,890	33,999	65,845	14,874	50,971
ING Solution 2035 Portfolio - Service Class	1,843	7,580	(5,737)	3,711	1,192	2,519
ING Solution 2045 Portfolio - Initial Class	36,847	20,111	16,736	47,844	8,568	39,276
ING Solution 2045 Portfolio - Service Class	3,492	22,695	(19,203)	5,757	862	4,895
ING Solution Income Portfolio - Initial Class	13,670	53,004	(39,334)	14,160	37,468	(23,308)
ING Solution Income Portfolio - Service Class	1,376	4,672	(3,296)	5,444	565	4,879
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	140,196	391,504	(251,308)	161,459	468,648	(307,189)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	2,447	2,109	338	2,729	2,362	367
ING T. Rowe Price Growth Equity Portfolio - Initial Class	38,784	39,038	(254)	40,060	42,006	(1,946)
ING T. Rowe Price Growth Equity Portfolio - Service Class	3,039	4,054	(1,015)	10,471	2,112	8,359
ING Templeton Foreign Equity Portfolio - Initial Class	94,839	79,316	15,523	497,644	61,942	435,702
ING Templeton Foreign Equity Portfolio - Service Class	5,739	17,725	(11,986)	54,324	7,900	46,424

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	-	232,076	(232,076)	14,456	44,774	(30,318)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	-	1,482	(1,482)	301	10	291
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	153,741	88,799	64,942	204,067	190,721	13,346
ING Strategic Allocation Growth Portfolio - Class I	92,785	69,392	23,393	85,148	72,327	12,821
ING Strategic Allocation Moderate Portfolio - Class I	188,191	121,482	66,709	163,734	83,726	80,008
ING Variable Funds:
ING Growth and Income Portfolio - Class I	254,129	48,726	205,403	24,914	30,654	(5,740)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	-	121,922	(121,922)	27,382	25,066	2,316
ING Index Plus LargeCap Portfolio - Class I	16,295	30,162	(13,867)	51,548	53,515	(1,967)
ING Index Plus MidCap Portfolio - Class I	34,077	59,443	(25,366)	52,986	73,722	(20,736)
ING Index Plus SmallCap Portfolio - Class I	39,718	39,903	(185)	25,900	33,852	(7,952)
ING International Index Portfolio - Class I	1,297	66,644	(65,347)	14,102	8,452	5,650
ING International Index Portfolio - Class S	77,331	7,943	69,388	810	402	408
ING Russell™ Large Cap Growth Index Portfolio - Class I	112,085	357,247	(245,162)	136,254	364,295	(228,041)
ING Russell™ Large Cap Index Portfolio - Class I	32,464	83,761	(51,297)	33,665	86,854	(53,189)
ING Russell™ Mid Cap Growth Index Portfolio - Class S	17,441	7,339	10,102	13,023	15,762	(2,739)
ING Small Company Portfolio - Class I	-	2,871	(2,871)	-	478	(478)
ING Variable Products Trust:
ING International Value Portfolio - Class I	30,250	70,837	(40,587)	36,716	86,690	(49,974)
ING MidCap Opportunities Portfolio - Class I	268,724	329,232	(60,508)	154,033	363,820	(209,787)
ING SmallCap Opportunities Portfolio - Class I	35,294	63,435	(28,141)	38,767	75,330	(36,563)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund MidCap Stock Portfolio - Class VC	17,266	20,171	(2,905)	19,355	19,447	(92)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	22,181	32,293	(10,112)	27,981	27,558	423
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA	2,906	1,241	1,665	3,933	1,379	2,554

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	189,204	289,593	(100,389)	435,678	115,638	320,040
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	43,549	26,486	17,063	54,629	27,812	26,817
Wanger Advisors Trust:
Wanger Select	19,680	35,803	(16,123)	24,958	55,725	(30,767)
Wanger USA	24,616	22,049	2,567	36,061	49,551	(13,490)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

8. Financial Highlights

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ending December 31, 2013, 2012, 2011, 2010, and
2009, follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
American Funds Insurance Series® Growth Fund - Class 2
2013	1,075	$12.96	$ 13,934	0.95%	1.40%	28.19%
2012	1,055	$10.11	$ 10,664	0.84%	1.40%	16.34%
2011	1,019	$8.69	$ 8,859	0.66%	1.40%	-5.65%
2010	906	$9.21	$ 8,340	0.73%	1.40%	17.03%
2009	826	$7.87	$ 6,501	0.72%	1.40%	37.59%
American Funds Insurance Series® Growth-Income Fund - Class 2
2013	764	$12.61	$ 9,638	1.38%	1.40%	31.63%
2012	767	$9.58	$ 7,348	1.68%	1.40%	15.84%
2011	764	$8.27	$ 6,321	1.69%	1.40%	-3.16%
2010	676	$8.54	$ 5,777	1.55%	1.40%	9.91%
2009	570	$7.77	$ 4,429	1.78%	1.40%	29.28%
American Funds Insurance Series® International Fund - Class 2
2013	759	$10.95	$ 8,315	1.36%	1.40%	19.93%
2012	768	$9.13	$ 7,008	1.53%	1.40%	16.31%
2011	758	$7.85	$ 5,950	1.95%	1.40%	-15.14%
2010	679	$9.25	$ 6,281	2.10%	1.40%	5.71%
2009	536	$8.75	$ 4,689	1.73%	1.40%	41.13%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2013	1,102	$30.36	$ 33,446	2.51%	1.40%	26.39%
2012	1,209	$24.02	$ 29,052	3.11%	1.40%	15.65%
2011	1,343	$20.77	$ 27,893	2.44%	1.40%	-0.43%
2010	1,515	$20.86	$ 31,601	1.73%	1.40%	13.55%
2009	1,693	$18.37	$ 31,101	2.18%	1.40%	28.37%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

					Investment
	Units	Unit Fair Value		Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	Expense RatioB	(lowest to highest)
Fidelity® VIP Contrafund® Portfolio - Initial Class
2013	1,741	$44.87		$ 78,130	1.06%	1.40%	29.46%
2012	1,891	$34.66		$ 65,557	1.36%	1.40%	14.81%
2011	2,070	$30.19		$ 62,488	1.00%	1.40%	-3.88%
2010	2,257	$31.41		$ 70,904	1.17%	1.40%	15.61%
2009	2,476	$27.17		$ 67,270	1.35%	1.40%	33.78%
Fidelity® VIP Index 500 Portfolio - Initial Class
2013	2,593	$33.51		$ 86,898	1.89%	1.40%	30.39%
2012	2,803	$25.70		$ 72,040	2.11%	1.40%	14.32%
2011	3,057	$22.48		$ 68,716	1.92%	1.40%	0.63%
2010	3,358	$22.34		$ 75,026	1.85%	1.40%	13.40%
2009	3,659	$19.70		$ 72,083	2.43%	1.40%	24.84%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2013	775	$17.66		$ 13,685	2.25%	1.40%	-3.13%
2012	869	$18.23		$ 15,848	2.34%	1.40%	4.41%
2011	881	$17.46		$ 15,389	3.14%	1.40%	5.88%
2010	973	$16.49		$ 16,041	3.55%	1.40%	6.25%
2009	1,030	$15.52		$ 15,980	8.53%	1.40%	14.12%
Fidelity® VIP Money Market Portfolio - Initial Class
2013	604	$10.19	to $13.19	$ 7,959	0.02%	1.40%	-1.45% to -1.35%
2012	679	$10.34	to $13.37	$ 9,063	0.13%	1.40%	-1.26% to -1.24%
2011	674	$10.47	to $13.54	$ 9,111	0.11%	1.40%	-1.31% to -1.23%
2010	700	$10.60	to $13.72	$ 9,588	0.18%	1.40%	-1.21% to -1.15%
2009	824	$10.73	to $13.88	$ 11,415	0.74%	1.40%	-0.65% to -0.64%
Franklin Small Cap Value Securities Fund - Class 2
2013	270	$19.29		$ 5,199	1.17%	1.40%	34.33%
2012	231	$14.36		$ 3,316	0.78%	1.40%	16.75%
2011	229	$12.30		$ 2,815	0.74%	1.40%	-5.09%
2010	219	$12.96		$ 2,840	0.77%	1.40%	26.44%
2009	203	$10.25		$ 2,081	1.53%	1.40%	27.33%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Balanced Portfolio - Class I
2013	41	$14.14	$ 583	2.16%	1.40%	15.05%
2012	43	$12.29	$ 527	3.27%	1.40%	12.14%
2011	52	$10.96	$ 575	2.92%	1.40%	-2.75%
2010	64	$11.27	$ 726	2.78%	1.40%	12.59%
2009	71	$10.01	$ 715	4.48%	1.40%	17.49%
ING Intermediate Bond Portfolio - Class I
2013	294	$13.18	$ 3,875	3.45%	1.40%	-1.49%
2012	286	$13.38	$ 3,830	4.92%	1.40%	7.82%
2011	242	$12.41	$ 2,998	4.75%	1.40%	6.07%
2010	219	$11.70	$ 2,565	5.17%	1.40%	8.33%
2009	210	$10.80	$ 2,269	6.59%	1.40%	9.98%
ING BlackRock Large Cap Growth Portfolio - Institutional Class
2013	1,215	$12.30	$ 14,944	1.36%	1.40%	31.55%
2012	1,296	$9.35	$ 12,113	0.76%	1.40%	13.20%
2011	1,407	$8.26	$ 11,623	0.61%	1.40%	-2.71%
2010	1,517	$8.49	$ 12,882	0.47%	1.40%	12.01%
2009	1,622	$7.58	$ 12,298	0.58%	1.40%	28.91%
ING BlackRock Large Cap Growth Portfolio - Service Class
2013	10	$12.10	$ 116	0.89%	1.40%	31.24%
2012	12	$9.22	$ 109	1.00%	1.40%	12.85%
2011	11	$8.17	$ 92	-	1.40%	-2.97%
2010	7	$8.42	$ 61	-	1.40%	11.82%
2009	7	$7.53	$ 56	-	1.40%	28.50%
ING Clarion Global Real Estate Portfolio - Institutional Class
2013	414	$11.92	$ 4,938	5.82%	1.40%	2.49%
2012	402	$11.63	$ 4,679	0.80%	1.40%	24.25%
2011	385	$9.36	$ 3,603	3.82%	1.40%	-6.40%
2010	393	$10.00	$ 3,933	8.72%	1.40%	14.68%
2009	377	$8.72	$ 3,291	2.48%	1.40%	31.92%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
2013	8	$15.84	$ 131	0.83%	1.40%	34.47%
2012	9	$11.78	$ 110	0.93%	1.40%	13.38%
2011	10	$10.39	$ 105	-	1.40%	-11.95%
2010	10	$11.80	$ 119	-	1.40%	26.75%
2009	8	$9.31	$ 78	-	1.40%	37.72%
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2013	129	$20.80	$ 2,693	0.46%	1.40%	34.19%
2012	137	$15.50	$ 2,120	0.64%	1.40%	12.97%
2011	143	$13.72	$ 1,968	0.20%	1.40%	-12.16%
2010	133	$15.62	$ 2,077	0.17%	1.40%	26.58%
2009	110	$12.34	$ 1,355	0.46%	1.40%	37.26%
ING Global Resources Portfolio - Service Class
2013	644	$12.94	$ 8,330	0.95%	1.40%	12.03%
2012	662	$11.55	$ 7,642	0.76%	1.40%	-4.23%
2011	705	$12.06	$ 8,497	0.59%	1.40%	-10.40%
2010	678	$13.46	$ 9,123	0.88%	1.40%	19.96%
2009	688	$11.22	$ 7,717	0.29%	1.40%	35.51%
ING Invesco Growth and Income Portfolio - Service Class
2013	677	$16.79	$ 11,374	1.31%	1.40%	32.10%
2012	711	$12.71	$ 9,034	1.86%	1.40%	12.98%
2011	764	$11.25	$ 8,597	1.23%	1.40%	-3.60%
2010	830	$11.67	$ 9,681	0.24%	1.40%	10.93%
2009	894	$10.52	$ 9,409	1.24%	1.40%	22.33%
ING Invesco Growth and Income Portfolio - Service 2 Class
2013	9	$16.43	$ 147	1.25%	1.40%	31.86%
2012	14	$12.46	$ 173	1.94%	1.40%	12.86%
2011	12	$11.04	$ 137	0.81%	1.40%	-3.75%
2010	10	$11.47	$ 111	-	1.40%	10.82%
2009	4	$10.35	$ 44	-	1.40%	21.91%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2013	428	$21.24	$ 9,101	0.86%	1.40%	-7.05%
2012	439	$22.85	$ 10,029	-	1.40%	17.48%
2011	461	$19.45	$ 8,966	0.88%	1.40%	-19.43%
2010	461	$24.14	$ 11,117	0.50%	1.40%	18.62%
2009	411	$20.35	$ 8,357	1.21%	1.40%	69.16%
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2013	1,199	$22.12	$ 26,519	0.95%	1.40%	37.48%
2012	1,297	$16.09	$ 20,874	0.40%	1.40%	17.27%
2011	1,442	$13.72	$ 19,786	0.57%	1.40%	-2.42%
2010	1,589	$14.06	$ 22,337	0.43%	1.40%	25.31%
2009	1,787	$11.22	$ 20,047	0.75%	1.40%	25.64%
ING Large Cap Growth Portfolio - Institutional Class
2013	1,305	$14.88	$ 19,425	0.53%	1.40%	29.05%
2012	1,402	$11.53	$ 16,161	0.56%	1.40%	16.46%
2011	1,534	$9.90	$ 15,187	(b)	1.40%	(b)
2010	(b)	(b)	(b)	(b)	(b)	(b)
2009	(b)	(b)	(b)	(b)	(b)	(b)
ING Large Cap Growth Portfolio - Service Class
2013	8	$14.76	$ 112	-	1.40%	28.80%
2012	8	$11.46	$ 95	-	1.40%	16.23%
2011	5	$9.86	$ 45	(b)	1.40%	(b)
2010	(b)	(b)	(b)	(b)	(b)	(b)
2009	(b)	(b)	(b)	(b)	(b)	(b)
ING Large Cap Value Portfolio - Institutional Class
2013	278	$12.38	$ 3,437	2.47%	1.40%	29.09%
2012	291	$9.59	$ 2,792	2.64%	1.40%	13.09%
2011	287	$8.48	$ 2,433	1.14%	1.40%	2.05%
2010	215	$8.31	$ 1,790	2.45%	1.40%	17.71%
2009	208	$7.06	$ 1,470	-	1.40%	11.18%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Large Cap Value Portfolio - Service Class
2013	60	$11.07	$ 662	(c)	1.40%	(c)
2012	(c)	(c)	(c)	(c)	(c)	(c)
2011	(c)	(c)	(c)	(c)	(c)	(c)
2010	(c)	(c)	(c)	(c)	(c)	(c)
2009	(c)	(c)	(c)	(c)	(c)	(c)
ING Limited Maturity Bond Portfolio - Service Class
2013	585	$11.22	$ 6,569	0.86%	1.40%	-0.71%
2012	589	$11.30	$ 6,656	0.76%	1.40%	0.09%
2011	595	$11.29	$ 6,714	3.07%	1.40%	-0.27%
2010	669	$11.32	$ 7,567	3.74%	1.40%	1.71%
2009	732	$11.13	$ 8,142	4.47%	1.40%	5.70%
ING Liquid Assets Portfolio - Class I
2013	144	$10.35	$ 1,491	-	1.40%	-1.33%
2012	172	$10.49	$ 1,802	0.11%	1.40%	-1.32%
2011	165	$10.63	$ 1,756	-	1.40%	-1.39%
2010	140	$10.78	$ 1,505	0.06%	1.40%	-1.28%
2009	148	$10.92	$ 1,614	0.31%	1.40%	-0.91%
ING Marsico Growth Portfolio - Institutional Class
2013	99	$14.12	$ 1,403	0.98%	1.40%	33.97%
2012	81	$10.54	$ 850	0.76%	1.40%	11.42%
2011	78	$9.46	$ 736	0.54%	1.40%	-2.77%
2010	77	$9.73	$ 749	0.72%	1.40%	18.37%
2009	79	$8.22	$ 645	1.24%	1.40%	27.44%
ING Marsico Growth Portfolio - Service Class
2013	7	$17.01	$ 122	0.95%	1.40%	33.62%
2012	7	$12.73	$ 89	-	1.40%	10.99%
2011	8	$11.47	$ 91	-	1.40%	-3.04%
2010	10	$11.83	$ 122	0.92%	1.40%	18.18%
2009	9	$10.01	$ 95	1.29%	1.40%	27.19%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING MFS Total Return Portfolio - Service Class
2013	274	$17.59	$ 4,817	2.13%	1.40%	17.03%
2012	259	$15.03	$ 3,900	2.45%	1.40%	9.63%
2011	258	$13.71	$ 3,534	2.52%	1.40%	0.15%
2010	240	$13.69	$ 3,285	0.46%	1.40%	8.31%
2009	224	$12.64	$ 2,833	2.73%	1.40%	16.28%
ING MFS Total Return Portfolio - Service 2 Class
2013	29	$14.15	$ 415	2.09%	1.40%	16.94%
2012	29	$12.10	$ 350	2.29%	1.40%	9.40%
2011	24	$11.06	$ 262	2.39%	1.40%	0.09%
2010	22	$11.05	$ 240	0.55%	1.40%	8.12%
2009	12	$10.22	$ 126	3.23%	1.40%	16.14%
ING Multi-Manager Large Cap Core Portfolio - Service Class
2013	30	$15.51	$ 469	0.76%	1.40%	28.50%
2012	27	$12.07	$ 323	1.29%	1.40%	8.74%
2011	27	$11.10	$ 295	1.38%	1.40%	-5.85%
2010	24	$11.79	$ 283	1.23%	1.40%	14.24%
2009	20	$10.32	$ 203	1.18%	1.40%	22.42%
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2013	1,916	$18.68	$ 35,794	1.22%	1.40%	20.52%
2012	1,499	$15.50	$ 23,229	1.71%	1.40%	12.89%
2011	1,308	$13.73	$ 17,954	1.98%	1.40%	1.48%
2010	1,138	$13.53	$ 15,396	1.63%	1.40%	12.38%
2009	1,063	$12.04	$ 12,793	2.03%	1.40%	31.44%
ING T. Rowe Price Equity Income Portfolio - Institutional Class
2013	378	$19.83	$ 7,504	1.94%	1.40%	28.18%
2012	375	$15.47	$ 5,808	2.32%	1.40%	15.79%
2011	380	$13.36	$ 5,076	2.29%	1.40%	-1.98%
2010	370	$13.63	$ 5,047	1.89%	1.40%	13.58%
2009	363	$12.00	$ 4,350	(a)	1.40%	(a)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING T. Rowe Price Equity Income Portfolio - Service Class
2013	33	$21.58	$ 718	1.61%	1.40%	28.00%
2012	39	$16.86	$ 651	2.26%	1.40%	15.56%
2011	34	$14.59	$ 501	2.01%	1.40%	-2.28%
2010	33	$14.93	$ 494	1.74%	1.40%	13.36%
2009	24	$13.17	$ 312	0.64%	1.40%	23.20%
ING T. Rowe Price International Stock Portfolio - Institutional Class
2013	954	$15.96	$ 15,228	1.32%	1.40%	12.95%
2012	1,023	$14.13	$ 14,450	0.54%	1.40%	17.36%
2011	1,119	$12.04	$ 13,469	3.87%	1.40%	-13.26%
2010	1,232	$13.88	$ 17,097	1.66%	1.40%	12.39%
2009	1,372	$12.35	$ 16,940	1.56%	1.40%	36.01%
ING U.S. Stock Index Portfolio - Institutional Class
2013	67	$16.11	$ 1,085	1.99%	1.40%	30.13%
2012	67	$12.38	$ 827	2.02%	1.40%	14.21%
2011	61	$10.84	$ 657	2.22%	1.40%	0.37%
2010	48	$10.80	$ 513	1.55%	1.40%	13.21%
2009	41	$9.54	$ 388	0.71%	1.40%	24.38%
ING Money Market Portfolio - Class I
2013	24	$10.34	$ 248	-	1.40%	-1.43%
2012	25	$10.49	$ 265	-	1.40%	-1.32%
2011	19	$10.63	$ 204	-	1.40%	-1.39%
2010	37	$10.78	$ 396	-	1.40%	-1.19%
2009	42	$10.91	$ 464	0.25%	1.40%	-1.00%
ING American Century Small-Mid Cap Value Portfolio - Initial Class
2013	94	$31.48	$ 2,972	1.27%	1.40%	29.98%
2012	92	$24.22	$ 2,219	1.36%	1.40%	14.95%
2011	91	$21.07	$ 1,913	1.29%	1.40%	-4.31%
2010	89	$22.02	$ 1,958	1.19%	1.40%	20.66%
2009	86	$18.25	$ 1,576	1.85%	1.40%	34.19%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING American Century Small-Mid Cap Value Portfolio - Service Class
2013	9	$19.84	$ 186	1.19%	1.40%	29.50%
2012	10	$15.32	$ 150	0.73%	1.40%	14.76%
2011	9	$13.35	$ 125	0.81%	1.40%	-4.51%
2010	9	$13.98	$ 123	1.08%	1.40%	20.31%
2009	5	$11.62	$ 62	2.15%	1.40%	33.87%
ING Baron Growth Portfolio - Initial Class
2013	189	$33.77	$ 6,378	1.46%	1.40%	37.33%
2012	187	$24.59	$ 4,608	-	1.40%	18.28%
2011	197	$20.79	$ 4,092	-	1.40%	1.02%
2010	190	$20.58	$ 3,917	-	1.40%	25.03%
2009	190	$16.46	$ 3,127	-	1.40%	33.60%
ING Baron Growth Portfolio - Service Class
2013	13	$19.88	$ 255	1.27%	1.40%	36.91%
2012	15	$14.52	$ 218	-	1.40%	17.95%
2011	17	$12.31	$ 207	-	1.40%	0.82%
2010	19	$12.21	$ 227	-	1.40%	24.72%
2009	16	$9.79	$ 157	-	1.40%	33.38%
ING Columbia Contrarian Core Portfolio - Initial Class
2013	119	$15.47	$ 1,846	1.62%	1.40%	33.36%
2012	117	$11.60	$ 1,357	0.55%	1.40%	11.00%
2011	113	$10.45	$ 1,178	1.25%	1.40%	-5.86%
2010	110	$11.10	$ 1,216	0.65%	1.40%	10.78%
2009	93	$10.02	$ 929	0.87%	1.40%	30.13%
ING Columbia Contrarian Core Portfolio - Service Class
2013	8	$14.40	$ 120	0.99%	1.40%	32.84%
2012	8	$10.84	$ 82	-	1.40%	10.73%
2011	6	$9.79	$ 63	1.20%	1.40%	-6.05%
2010	10	$10.42	$ 103	-	1.40%	10.50%
2009	9	$9.43	$ 83	-	1.40%	29.89%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Fidelity® VIP Contrafund® Portfolio - Service Class
2013	110	$17.80	$ 1,956	0.83%	1.40%	28.61%
2012	121	$13.84	$ 1,680	0.49%	1.40%	14.19%
2011	128	$12.12	$ 1,557	0.74%	1.40%	-4.42%
2010	133	$12.68	$ 1,685	0.81%	1.40%	15.06%
2009	117	$11.02	$ 1,290	0.69%	1.40%	33.25%
ING Fidelity® VIP Equity-Income Portfolio - Service Class
2013	28	$14.38	$ 408	3.93%	1.40%	25.70%
2012	31	$11.44	$ 355	2.31%	1.40%	15.09%
2011	34	$9.94	$ 338	1.49%	1.40%	-1.09%
2010	33	$10.05	$ 335	1.58%	1.40%	13.05%
2009	34	$8.89	$ 298	2.58%	1.40%	27.55%
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2013	25	$20.20	$ 501	-	1.40%	33.51%
2012	27	$15.13	$ 416	-	1.40%	12.66%
2011	31	$13.43	$ 422	0.22%	1.40%	-12.34%
2010	32	$15.32	$ 496	0.47%	1.40%	26.30%
2009	29	$12.13	$ 356	4.48%	1.40%	37.53%
ING Global Bond Portfolio - Service Class
2013	28	$13.25	$ 366	1.73%	1.40%	-5.63%
2012	32	$14.04	$ 445	6.16%	1.40%	6.12%
2011	33	$13.23	$ 432	6.56%	1.40%	2.08%
2010	35	$12.96	$ 452	3.04%	1.40%	13.98%
2009	36	$11.37	$ 404	3.51%	1.40%	19.56%
ING Invesco Comstock Portfolio - Initial Class
2013	319	$22.90	$ 7,306	1.07%	1.40%	33.61%
2012	294	$17.14	$ 5,042	1.50%	1.40%	17.16%
2011	332	$14.63	$ 4,850	1.72%	1.40%	-3.18%
2010	325	$15.11	$ 4,911	1.57%	1.40%	13.78%
2009	329	$13.28	$ 4,364	2.63%	1.40%	27.08%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Invesco Comstock Portfolio - Service Class
2013	14	$15.53	$ 215	1.01%	1.40%	33.19%
2012	16	$11.66	$ 182	1.18%	1.40%	16.95%
2011	16	$9.97	$ 158	1.04%	1.40%	-3.39%
2010	22	$10.32	$ 226	1.45%	1.40%	13.53%
2009	21	$9.09	$ 189	2.49%	1.40%	26.60%
ING Invesco Equity and Income Portfolio - Initial Class
2013	635	$16.72	$ 10,616	1.42%	1.40%	23.21%
2012	673	$13.57	$ 9,127	2.34%	1.40%	11.23%
2011	726	$12.20	$ 8,853	2.22%	1.40%	-2.48%
2010	780	$12.51	$ 9,762	1.79%	1.40%	10.81%
2009	866	$11.29	$ 9,777	1.90%	1.40%	21.01%
ING Invesco Equity and Income Portfolio - Service Class
2013	20	$16.20	$ 324	1.50%	1.40%	22.91%
2012	16	$13.18	$ 208	2.03%	1.40%	10.94%
2011	16	$11.88	$ 186	2.09%	1.40%	-2.70%
2010	16	$12.21	$ 197	1.44%	1.40%	10.50%
2009	20	$11.05	$ 221	1.63%	1.40%	20.63%
ING JPMorgan Mid Cap Value Portfolio - Initial Class
2013	294	$29.79	$ 8,759	0.85%	1.40%	30.09%
2012	293	$22.90	$ 6,720	0.95%	1.40%	18.65%
2011	308	$19.30	$ 5,948	1.10%	1.40%	0.63%
2010	307	$19.18	$ 5,892	0.98%	1.40%	21.62%
2009	328	$15.77	$ 5,180	1.51%	1.40%	24.08%
ING JPMorgan Mid Cap Value Portfolio - Service Class
2013	16	$19.26	$ 311	0.70%	1.40%	29.70%
2012	18	$14.85	$ 262	0.80%	1.40%	18.42%
2011	19	$12.54	$ 235	0.73%	1.40%	0.40%
2010	25	$12.49	$ 315	0.71%	1.40%	21.26%
2009	24	$10.30	$ 251	1.38%	1.40%	23.80%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Oppenheimer Global Portfolio - Initial Class
2013	1,639	$25.92	$ 42,483	1.35%	1.40%	25.40%
2012	1,774	$20.67	$ 36,664	1.30%	1.40%	19.96%
2011	1,964	$17.23	$ 33,834	1.51%	1.40%	-9.41%
2010	2,161	$19.02	$ 41,101	1.58%	1.40%	14.44%
2009	2,368	$16.62	$ 39,362	2.37%	1.40%	37.70%
ING Oppenheimer Global Portfolio - Service Class
2013	34	$17.58	$ 598	1.25%	1.40%	25.04%
2012	37	$14.06	$ 526	1.02%	1.40%	19.66%
2011	39	$11.75	$ 455	1.34%	1.40%	-9.62%
2010	34	$13.00	$ 439	1.66%	1.40%	14.14%
2009	25	$11.39	$ 283	1.79%	1.40%	37.39%
ING PIMCO Total Return Portfolio - Initial Class
2013	1,048	$14.80	$ 15,504	3.60%	1.40%	-3.01%
2012	1,062	$15.26	$ 16,203	3.31%	1.40%	6.71%
2011	957	$14.30	$ 13,690	3.18%	1.40%	2.00%
2010	876	$14.02	$ 12,287	3.62%	1.40%	6.37%
2009	675	$13.18	$ 8,901	3.45%	1.40%	11.32%
ING PIMCO Total Return Portfolio - Service Class
2013	109	$13.54	$ 1,481	3.32%	1.40%	-3.29%
2012	114	$14.00	$ 1,591	3.07%	1.40%	6.38%
2011	107	$13.16	$ 1,406	3.50%	1.40%	1.86%
2010	86	$12.92	$ 1,108	3.49%	1.40%	6.08%
2009	74	$12.18	$ 896	2.18%	1.40%	11.03%
ING Pioneer High Yield Portfolio - Initial Class
2013	395	$18.50	$ 7,313	4.97%	1.40%	10.78%
2012	391	$16.70	$ 6,529	5.97%	1.40%	14.62%
2011	387	$14.57	$ 5,634	6.02%	1.40%	-2.15%
2010	407	$14.89	$ 6,055	5.47%	1.40%	17.43%
2009	534	$12.68	$ 6,767	6.95%	1.40%	64.68%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Solution 2015 Portfolio - Initial Class
2013	399	$11.33	$ 4,525	3.48%	1.40%	7.90%
2012	384	$10.50	$ 4,031	4.41%	1.40%	10.18%
2011	309	$9.53	$ 2,948	3.52%	1.40%	-1.85%
2010	257	$9.71	$ 2,499	2.49%	1.40%	9.97%
2009	172	$8.83	$ 1,519	4.26%	1.40%	20.96%
ING Solution 2015 Portfolio - Service Class
2013	116	$13.28	$ 1,545	3.20%	1.40%	7.53%
2012	113	$12.35	$ 1,396	4.20%	1.40%	9.97%
2011	101	$11.23	$ 1,129	3.33%	1.40%	-2.09%
2010	85	$11.47	$ 975	2.33%	1.40%	9.66%
2009	63	$10.46	$ 655	4.40%	1.40%	20.65%
ING Solution 2025 Portfolio - Initial Class
2013	521	$11.43	$ 5,953	2.53%	1.40%	14.87%
2012	467	$9.95	$ 4,643	2.76%	1.40%	12.30%
2011	451	$8.86	$ 3,992	2.38%	1.40%	-4.32%
2010	385	$9.26	$ 3,568	1.80%	1.40%	12.52%
2009	296	$8.23	$ 2,438	3.31%	1.40%	24.51%
ING Solution 2025 Portfolio - Service Class
2013	98	$13.89	$ 1,356	2.21%	1.40%	14.70%
2012	97	$12.11	$ 1,179	2.71%	1.40%	11.82%
2011	96	$10.83	$ 1,037	2.19%	1.40%	-4.41%
2010	86	$11.33	$ 973	1.41%	1.40%	12.18%
2009	100	$10.10	$ 1,006	2.53%	1.40%	24.08%
ING Solution 2035 Portfolio - Initial Class
2013	363	$11.58	$ 4,207	2.10%	1.40%	19.01%
2012	329	$9.73	$ 3,204	2.36%	1.40%	13.80%
2011	278	$8.55	$ 2,380	1.84%	1.40%	-5.73%
2010	205	$9.07	$ 1,856	1.41%	1.40%	13.09%
2009	122	$8.02	$ 979	2.97%	1.40%	26.90%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Solution 2035 Portfolio - Service Class
2013	31	$14.53	$ 453	1.77%	1.40%	18.61%
2012	37	$12.25	$ 452	2.19%	1.40%	13.53%
2011	34	$10.79	$ 371	1.59%	1.40%	-5.93%
2010	33	$11.47	$ 382	1.19%	1.40%	12.89%
2009	29	$10.16	$ 291	3.02%	1.40%	26.68%
ING Solution 2045 Portfolio - Initial Class
2013	223	$11.52	$ 2,569	1.86%	1.40%	22.03%
2012	206	$9.44	$ 1,947	2.04%	1.40%	14.15%
2011	167	$8.27	$ 1,381	1.51%	1.40%	-6.34%
2010	128	$8.83	$ 1,131	0.95%	1.40%	13.94%
2009	70	$7.75	$ 545	2.72%	1.40%	28.31%
ING Solution 2045 Portfolio - Service Class
2013	49	$14.90	$ 725	1.41%	1.40%	21.73%
2012	68	$12.24	$ 831	1.86%	1.40%	13.86%
2011	63	$10.75	$ 677	1.20%	1.40%	-6.44%
2010	57	$11.49	$ 656	1.14%	1.40%	13.54%
2009	22	$10.12	$ 224	1.65%	1.40%	27.94%
ING Solution Income Portfolio - Initial Class
2013	220	$11.86	$ 2,613	3.44%	1.40%	5.80%
2012	260	$11.21	$ 2,911	4.87%	1.40%	8.52%
2011	283	$10.33	$ 2,923	4.31%	1.40%	-0.77%
2010	298	$10.41	$ 3,104	3.49%	1.40%	8.32%
2009	308	$9.61	$ 2,964	5.70%	1.40%	15.92%
ING Solution Income Portfolio - Service Class
2013	20	$13.11	$ 257	2.96%	1.40%	5.47%
2012	23	$12.43	$ 284	5.30%	1.40%	8.18%
2011	18	$11.49	$ 207	5.01%	1.40%	-1.03%
2010	13	$11.61	$ 152	2.89%	1.40%	8.10%
2009	18	$10.74	$ 194	6.42%	1.40%	15.61%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	Expense RatioB	(lowest to highest)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2013	2,669	$19.10	to	$19.87	$ 53,035	0.29%	1.40%	33.36% to 33.38%
2012	2,920	$14.32	to	$14.90	$ 43,514	0.51%	1.40%	14.44% to 14.47%
2011	3,228	$12.51	to	$13.02	$ 42,021	0.34%	1.40%	-5.03% to -5.01%
2010	3,558	$13.17	to	$13.71	$ 48,780	0.28%	1.40%	26.63% to 26.71%
2009	3,947	$10.40	to	$10.82	$ 42,710	0.43%	1.40%	44.44% to 44.46%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2013	15	$19.33			$ 289	-	1.40%	32.85%
2012	15	$14.55			$ 213	0.51%	1.40%	14.21%
2011	14	$12.74			$ 182	-	1.40%	-5.21%
2010	12	$13.44			$ 158	-	1.40%	26.32%
2009	7	$10.64			$ 71	-	1.40%	43.98%
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2013	227	$25.53			$ 5,794	0.02%	1.40%	37.33%
2012	227	$18.59			$ 4,224	0.18%	1.40%	17.21%
2011	229	$15.86			$ 3,634	-	1.40%	-2.40%
2010	244	$16.25			$ 3,965	0.03%	1.40%	15.25%
2009	227	$14.10			$ 3,194	0.19%	1.40%	40.86%
ING T. Rowe Price Growth Equity Portfolio - Service Class
2013	27	$18.36			$ 500	-	1.40%	37.01%
2012	28	$13.40			$ 378	-	1.40%	16.93%
2011	20	$11.46			$ 228	-	1.40%	-2.63%
2010	16	$11.77			$ 188	-	1.40%	14.94%
2009	11	$10.24			$ 110	-	1.40%	40.66%
ING Templeton Foreign Equity Portfolio - Initial Class
2013	626	$10.54			$ 6,600	1.50%	1.40%	18.56%
2012	611		$8.89		$ 5,429	2.19%	1.40%	17.28%
2011	175		$7.58		$ 1,326	2.01%	1.40%	-13.17%
2010	145		$8.73		$ 1,267	2.26%	1.40%	7.25%
2009	105		$8.14		$ 854	-	1.40%	30.45%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Templeton Foreign Equity Portfolio - Service Class
2013	58	$10.39	$ 605	1.31%	1.40%	18.34%
2012	70	$8.78	$ 616	2.02%	1.40%	16.91%
2011	24	$7.51	$ 178	1.62%	1.40%	-13.38%
2010	22	$8.67	$ 193	1.92%	1.40%	7.04%
2009	15	$8.10	$ 119	-	1.40%	30.02%
ING Strategic Allocation Conservative Portfolio - Class I
2013	385	$16.10	$ 6,199	2.34%	1.40%	10.58%
2012	320	$14.56	$ 4,660	2.65%	1.40%	10.72%
2011	307	$13.15	$ 4,033	4.28%	1.40%	0.38%
2010	285	$13.10	$ 3,727	3.97%	1.40%	9.53%
2009	308	$11.96	$ 3,685	6.68%	1.40%	16.23%
ING Strategic Allocation Growth Portfolio - Class I
2013	470	$18.57	$ 8,730	1.65%	1.40%	20.66%
2012	447	$15.39	$ 6,875	1.52%	1.40%	13.41%
2011	434	$13.57	$ 5,888	2.64%	1.40%	-4.23%
2010	382	$14.17	$ 5,415	3.40%	1.40%	11.49%
2009	343	$12.71	$ 4,363	8.75%	1.40%	23.52%
ING Strategic Allocation Moderate Portfolio - Class I
2013	827	$17.29	$ 14,306	2.04%	1.40%	14.96%
2012	761	$15.04	$ 11,441	2.02%	1.40%	11.99%
2011	681	$13.43	$ 9,142	3.32%	1.40%	-1.97%
2010	604	$13.70	$ 8,273	3.76%	1.40%	10.48%
2009	521	$12.40	$ 6,462	8.00%	1.40%	20.16%
ING Growth and Income Portfolio - Class I
2013	387	$16.55	$ 6,402	1.79%	1.40%	28.79%
2012	181	$12.85	$ 2,332	1.89%	1.40%	14.22%
2011	187	$11.25	$ 2,106	1.30%	1.40%	-1.66%
2010	193	$11.44	$ 2,209	1.21%	1.40%	12.49%
2009	157	$10.17	$ 1,592	1.58%	1.40%	28.41%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Index Plus LargeCap Portfolio - Class I
2013	176	$20.12	$ 3,545	1.80%	1.40%	31.07%
2012	190	$15.35	$ 2,917	1.66%	1.40%	12.87%
2011	192	$13.60	$ 2,611	2.37%	1.40%	-1.45%
2010	203	$13.80	$ 2,799	1.94%	1.40%	12.38%
2009	233	$12.28	$ 2,861	2.79%	1.40%	21.46%
ING Index Plus MidCap Portfolio - Class I
2013	285	$26.55	$ 7,561	1.13%	1.40%	32.68%
2012	310	$20.01	$ 6,206	0.92%	1.40%	16.07%
2011	331	$17.24	$ 5,704	0.83%	1.40%	-2.54%
2010	369	$17.69	$ 6,530	1.07%	1.40%	20.26%
2009	410	$14.71	$ 6,024	1.62%	1.40%	29.83%
ING Index Plus SmallCap Portfolio - Class I
2013	194	$26.29	$ 5,107	0.94%	1.40%	40.74%
2012	194	$18.68	$ 3,632	0.57%	1.40%	10.79%
2011	202	$16.86	$ 3,413	0.85%	1.40%	-2.09%
2010	224	$17.22	$ 3,849	0.72%	1.40%	21.10%
2009	234	$14.22	$ 3,329	1.68%	1.40%	23.12%
ING International Index Portfolio - Class I
2013	5	$13.88	$ 63	0.23%	1.40%	18.73%
2012	70	$11.69	$ 817	2.60%	1.40%	17.02%
2011	64	$9.99	$ 642	2.62%	1.40%	-13.36%
2010	70	$11.53	$ 808	3.59%	1.40%	6.37%
2009	69	$10.84	$ 751	(a)	1.40%	(a)
ING International Index Portfolio - Class S
2013	73	$13.97	$ 1,025	3.55%	1.40%	20.43%
2012	4	$11.60	$ 46	2.44%	1.40%	16.82%
2011	4	$9.93	$ 36	2.27%	1.40%	-13.65%
2010	5	$11.50	$ 52	4.21%	1.40%	6.19%
2009	4	$10.83	$ 43	(a)	1.40%	(a)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Russell™ Large Cap Growth Index Portfolio - Class I
2013	2,234	$19.72	$ 44,054	1.46%	1.40%	30.17%
2012	2,479	$15.15	$ 37,559	1.22%	1.40%	12.89%
2011	2,707	$13.42	$ 36,330	1.28%	1.40%	2.76%
2010	3,049	$13.06	$ 39,815	0.66%	1.40%	11.24%
2009	3,365	$11.74	$ 39,508	(a)	1.40%	(a)
ING Russell™ Large Cap Index Portfolio - Class I
2013	444	$19.52	$ 8,670	1.64%	1.40%	30.22%
2012	495	$14.99	$ 7,427	2.45%	1.40%	13.99%
2011	549	$13.15	$ 7,215	1.64%	1.40%	1.15%
2010	638	$13.00	$ 8,288	3.36%	1.40%	10.64%
2009	727	$11.75	$ 8,545	(a)	1.40%	(a)
ING Russell™ Mid Cap Growth Index Portfolio - Class S
2013	70	$20.77	$ 1,461	0.67%	1.40%	33.06%
2012	60	$15.61	$ 941	0.33%	1.40%	13.86%
2011	63	$13.71	$ 864	0.36%	1.40%	-3.52%
2010	58	$14.21	$ 825	0.29%	1.40%	24.10%
2009	47	$11.45	$ 541	(a)	1.40%	(a)
ING Small Company Portfolio - Class I
2013	6	$21.03	$ 136	0.71%	1.40%	35.85%
2012	9	$15.48	$ 145	0.71%	1.40%	12.91%
2011	10	$13.71	$ 135	0.66%	1.40%	-3.86%
2010	12	$14.26	$ 168	0.91%	1.40%	22.72%
2009	4	$11.62	$ 52	-	1.40%	25.76%
ING International Value Portfolio - Class I
2013	450	$24.51	$ 11,024	2.57%	1.40%	19.50%
2012	490	$20.51	$ 10,057	2.56%	1.40%	17.60%
2011	540	$17.44	$ 9,424	2.58%	1.40%	-16.15%
2010	620	$20.80	$ 12,895	1.99%	1.40%	1.07%
2009	715	$20.58	$ 14,714	1.63%	1.40%	25.41%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	Expense RatioB	(lowest to highest)
ING MidCap Opportunities Portfolio - Class I
2013	2,200	$14.63	to	$26.27	$ 32,181	0.03%	1.40%	30.11% to 30.16%
2012	2,260	$11.24	to	$20.19	$ 25,404	0.54%	1.40%	12.51% to 12.60%
2011	2,470	$9.99	to	$17.93	$ 24,674	-	1.40%	-1.87% to -1.86%
2010	2,693	$10.18	to	$18.27	$ 27,418	0.70%	1.40%	28.48% to 28.54%
2009	2,989	$7.92	to	$14.22	$ 23,675	0.22%	1.40%	39.44% to 39.55%
ING SmallCap Opportunities Portfolio - Class I
2013	405	$45.94			$ 18,587	-	1.40%	37.13%
2012	433	$33.50			$ 14,497	-	1.40%	13.56%
2011	469	$29.50			$ 13,843	-	1.40%	-0.54%
2010	513	$29.66			$ 15,226	-	1.40%	30.49%
2009	552	$22.73			$ 12,540	-	1.40%	29.22%
Lord Abbett Series Fund MidCap Stock Portfolio - Class VC
2013	136	$15.19			$ 2,064	0.43%	1.40%	28.51%
2012	139	$11.82			$ 1,641	0.71%	1.40%	13.00%
2011	139	$10.46			$ 1,453	0.21%	1.40%	-5.34%
2010	128	$11.05			$ 1,415	0.39%	1.40%	23.60%
2009	128		$8.94		$ 1,148	0.52%	1.40%	24.86%
Neuberger Berman AMT Socially Responsive Portfolio® - Class I
2013	214	$21.80			$ 4,668	0.70%	1.40%	35.74%
2012	224	$16.06			$ 3,602	0.23%	1.40%	9.40%
2011	224	$14.68			$ 3,286	0.36%	1.40%	-4.43%
2010	221	$15.36			$ 3,396	0.03%	1.40%	21.14%
2009	234	$12.68			$ 2,971	2.21%	1.40%	29.65%
Oppenheimer Main Street Small Cap Fund®/VA
2013	16	$19.63			$ 320	0.76%	1.40%	39.12%
2012	15	$14.11			$ 206	0.57%	1.40%	16.32%
2011	12	$12.13			$ 147	0.71%	1.40%	-3.58%
2010	11	$12.58			$ 136	0.77%	1.40%	21.66%
2009	12	$10.34			$ 124	1.02%	1.40%	35.34%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
PIMCO Real Return Portfolio - Administrative Class
2013	923	$14.17	$ 13,073	1.65%	1.40%	-10.49%
2012	1,023	$15.83	$ 16,194	1.05%	1.40%	7.25%
2011	703	$14.76	$ 10,375	5.21%	1.40%	10.15%
2010	576	$13.40	$ 7,714	1.40%	1.40%	6.60%
2009	474	$12.57	$ 5,954	3.05%	1.40%	16.71%
Pioneer High Yield VCT Portfolio - Class I
2013	176	$17.17	$ 3,019	5.32%	1.40%	10.49%
2012	159	$15.54	$ 2,468	9.11%	1.40%	14.43%
2011	132	$13.58	$ 1,792	5.80%	1.40%	-3.00%
2010	131	$14.00	$ 1,828	5.55%	1.40%	16.38%
2009	136	$12.03	$ 1,634	7.34%	1.40%	58.29%
Wanger Select
2013	198	$20.44	$ 4,054	0.27%	1.40%	32.73%
2012	214	$15.40	$ 3,303	0.43%	1.40%	16.84%
2011	245	$13.18	$ 3,232	2.31%	1.40%	-18.84%
2010	254	$16.24	$ 4,124	0.55%	1.40%	24.83%
2009	244	$13.01	$ 3,179	-	1.40%	63.85%
Wanger USA
2013	184	$21.13	$ 3,884	-	1.40%	31.90%
2012	181	$16.02	$ 2,903	0.32%	1.40%	18.32%
2011	195	$13.54	$ 2,637	-	1.40%	-4.85%
2010	179	$14.23	$ 2,552	-	1.40%	21.62%
2009	171	$11.70	$ 2,005	-	1.40%	40.29%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

(a)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2013, this data is not meaningful and is therefore not presented.
A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note.
C	Total Return is calculated as the change in unit value for each Policy presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

106

FINANCIAL STATEMENTS — STATUTORY BASIS

ReliaStar Life Insurance Company

For the years ended December 31, 2013, 2012 and 2011
with Report of Independent Registered Public Accounting Firm

RELIASTAR LIFE INSURANCE COMPANY
Financial Statements – Statutory Basis
December 31, 2013

Contents
Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements – Statutory Basis
Balance Sheets – as of December 31, 2013 and 2012	3
Statements of Operations – for the years ended December 31, 2013, 2012 and 2011	5
Statements of Changes in Capital and Surplus – or the years ended December 31, 2013, 2012 and 2011	6
Statements of Cash Flow – for the years ended December 31, 2013, 2012 and 2011	7
Notes to Financial Statements	8

Ernst & Young LLP	Tel: +1 404 874 8300
Suite 1000	Fax: +1 404 817 5589
55 Ivan Allen Jr. Boulevard	ey.com
Atlanta, GA 30308

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder
ReliaStar Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of ReliaStar Life Insurance
Company, as of December 31, 2013 and 2012, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Department of
Commerce, Division of Insurance (“Minnesota Division of Insurance”), which practices differ from U.S generally accepted accounting principles. The variances between such practices and
U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with
U.S. generally accepted accounting principles, the financial position of ReliaStar Life Insurance
Company at December 31, 2013 and 2012, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2013.

A member firm of Ernst & Young Global Limited

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December
31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

/s/ Ernst & Young LLP

Atlanta, Georgia
April 4, 2014

A member firm of Ernst & Young Global Limited

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2013	2012
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$ 14,429,375	$ 13,972,734
Bonds - securities loaned and pledged	190,848	239,011
Mortgage loans	2,128,342	1,968,589
Contract loans	649,130	677,563
Cash and short term investments	361,480	887,590
Other invested assets	344,935	439,540
Subsidiaries	329,460	375,396
Securities lending collateral	161,571	174,376
Derivatives	103,370	143,768
Preferred stocks	33,722	33,148
Common stocks	10,685	18,543
Real estate:
Properties held for the production of income	5,000	5,162
Properties held for sale	162	—
Total cash and invested assets	18,748,080	18,935,420

Deferred and uncollected premiums, less loading (2013-$4,021; 2012-$3,697)	(113,430)	(154,294)
Accrued investment income	191,555	191,666
Reinsurance balances recoverable	304,298	258,701
Federal income tax recoverable (including $0 and $28,145 on realized capital
losses at December 31, 2013 and 2012, respectively)	—	55,812
Indebtedness from related parties	14,544	37,202
Net deferred tax asset	203,663	211,642
Other assets	10,113	20,456
Separate account assets	2,262,407	1,963,501
Total admitted assets	$ 21,621,230	$ 21,520,106

The accompanying notes are an integral part of these financial statements.
3

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2013	2012
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 13,129,439	$ 13,173,022
Accident and health reserves	163,392	197,142
Deposit type contracts	691,389	718,837
Policyholders’ funds	3,260	3,000
Dividends payable	9,590	9,875
Policy and contract claims	127,235	112,529
Total policy and contract liabilities	14,124,305	14,214,405

Interest maintenance reserve	63,677	74,184
Accounts payable and accrued expenses	116,085	123,849
Reinsurance balances	2,494,515	2,270,581
Current federal income taxes payable (including $13,813 and $0 on
realized capital losses at December 31, 2013 and 2012, respectively)	21,783	—
Indebtedness to related parties	43,631	36,489
Contingency reserve	9,544	8,959
Asset valuation reserve	148,589	107,224
Net transfers from separate accounts	(31,449)	(42,233)
Derivatives	103,447	161,359
Payable for securities lending	161,571	174,376
Other liabilities	160,637	148,794
Separate account liabilities	2,262,407	1,963,501
Total liabilities	19,678,742	19,241,488

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value;
2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Special surplus funds	6,241	6,935
Surplus note	100,000	100,000
Paid-in and contributed surplus	857,410	2,059,125
Unassigned surplus	976,337	110,058
Preferred capital stock, held in treasury	(100)	(100)
Total capital and surplus	1,942,488	2,278,618
Total liabilities and capital and surplus	$ 21,621,230	$ 21,520,106

The accompanying notes are an integral part of these financial statements.
4

RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2013	2012	2011
		(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 840,256	$ 858,814	$ 886,084
Considerations for supplementary contracts with life contingencies	4,999	6,980	6,378
Net investment income	850,211	902,190	892,970
Amortization of interest maintenance reserve	1,940	(5,014)	(51,592)
Commissions, expense allowances and reserve adjustments on reinsurance
ceded	345,680	(86,000)	690,682
Other revenue	88,814	103,632	108,725
Total premiums and other revenues	2,131,900	1,780,602	2,533,247

Benefits paid or provided:
Death benefits	227,974	153,246	161,471
Annuity benefits	81,061	89,305	94,126
Surrender benefits and withdrawals	985,911	935,056	1,215,804
Interest on policy or contract funds	21,689	21,906	6,721
Accident and health benefits	23,453	34,461	11,801
Other benefits	8,883	11,693	8,515
(Decrease) increase in life, annuity and accident and health reserves	(77,334)	(469,251)	315,458
Net transfers from separate accounts	(76,661)	(93,541)	(241,720)
Total benefits paid or provided	1,194,976	682,875	1,572,176

Insurance expenses and other deductions:
Commissions	252,083	345,300	403,223
General expenses	338,605	391,576	381,165
Insurance taxes, licenses and fees	60,186	61,482	60,711
Other deductions	115,129	439,577	169,538
Total insurance expenses and other deductions	766,003	1,237,935	1,014,637

Gain (Loss) from operations before policyholder dividends, federal income
taxes and net realized capital losses	170,921	(140,208)	(53,566)
Dividends to policyholders	12,160	12,661	13,906
Gain (Loss) from operations before federal income taxes and net realized
capital losses	158,761	(152,869)	(67,472)
Federal income tax benefit	(30,576)	(49,420)	(2,375)
Gain (Loss) from operations before net realized capital losses	189,337	(103,449)	(65,097)
Net realized capital gains (losses)	26,523	(51,832)	(17,921)
Net income (loss)	$ 215,860	$ (155,281)	$ (83,018)

The accompanying notes are an integral part of these financial statements.
5

RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2013	2012	2011
		(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,500	$ 2,500	$ 2,500

Preferred stock:
Balance at beginning and end of year	100	100	100

Special surplus funds:
Balance at beginning of year	6,935	91,859	102,365
Reclass of gain on sale/leaseback of home property from unassigned surplus	(694)	(694)	(694)
Change in admitted deferred tax asset per SSAP 10R	—	(84,230)	(9,812)
Balance at end of year	6,241	6,935	91,859

Surplus note:
Balance at beginning and end of year	100,000	100,000	100,000

Paid-in and contributed surplus:
Balance at beginning of year	2,059,125	2,059,125	2,007,125
Permitted practice for quasi-reorganization	(618,715)	—	—
Capital contributions (returned) received	(583,000)	—	52,000
Balance at end of year	857,410	2,059,125	2,059,125

Unassigned surplus (deficit):
Balance at beginning of year	110,058	(149,164)	(133,843)
Net income (loss)	215,860	(155,281)	(83,018)
Change in net unrealized capital gains (losses)	89,410	298,451	(67,014)
Change in nonadmitted assets	68,794	226,943	61,099
Change in liability for reinsurance in unauthorized companies	1,688	1,166	4,396
Change in reserve due to change in valuation basis	—	(1,293)	—
Change in asset valuation reserve	(41,365)	12,556	(64,972)
Cumulative effect of change in accounting principle	3,230	—	(1,126)
Prior period adjustment	(2,960)	—	—
Change in net deferred income tax	(61,146)	(59,213)	(13,236)
Permitted practice for quasi-reorganization	618,715	—	—
Deferred gain on reinsurance of existing business	—	272,481	185,047
Amortization of gain on reinsurance	(30,507)	(205,474)	(38,042)
Reclass of gain on sale/leaseback of home property to special surplus	694	694	694
Dividends to stockholder	—	(130,000)	—
Change in pension and other post-employment benefits	3,866	(1,808)	851
Balance at end of year	976,337	110,058	(149,164)

Preferred capital stock held in treasury balance at beginning and end of year	(100)	(100)	(100)
Total capital and surplus	$ 1,942,488	$ 2,278,618	$ 2,104,320

The accompanying notes are an integral part of these financial statements.
6

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flow—Statutory Basis

	Year ended December 31
	2013	2012	2011
		(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of
reinsurance paid	$ 771,276	$ 890,158	$ 1,135,572
Net investment income received	899,068	1,039,245	1,005,116
Commissions and expenses paid	(699,714)	(788,344)	(925,590)
Benefits paid	(1,320,754)	(1,256,341)	(1,450,958)
Net transfers from separate accounts	84,868	93,822	231,548
Dividends paid to policyholders	(12,446)	(13,685)	(14,145)
Federal income taxes recovered (paid)	117,816	(30,883)	86,049
Miscellaneous (expense) income	(88,120)	506,606	308,277
Net cash (used in) provided by operations	(248,006)	440,578	375,869

Investment Activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	2,348,777	3,246,659	2,166,989
Stocks	10,056	13,054	7,503
Mortgage loans	343,329	516,354	325,989
Real estate	—	14,374	—
Other invested assets	333,555	602,187	186,909
Net (loss) gain on cash and short term investments	(1)	100	(182)
Miscellaneous proceeds	49,347	43,751	69,934
Total investment proceeds	3,085,063	4,436,479	2,757,142

Cost of investments acquired:
Bonds	2,853,653	3,988,153	3,183,089
Stocks	5,830	1,721	8,213
Mortgage loans	503,112	533,655	312,909
Real estate	—	57	—
Other invested assets	57,904	60,850	90,965
Miscellaneous applications	81,440	30,885	74,499
Total cost of investments acquired	3,501,939	4,615,321	3,669,675
Net decrease (increase) in contract loans	28,660	(33,111)	18,740
Net cash used in investment activities	(388,216)	(211,953)	(893,793)

Financing and Miscellaneous Activities
Other cash provided (applied):
Capital and surplus (paid out) paid-in	(583,000)	—	102,000
Net (withdrawals) deposits on deposit type contracts	(27,448)	(54,886)	58,542
Dividends paid to stockholder	—	(130,000)	—
Funds received from reinsurance	430,179	108,883	369,105
Other cash provided	290,381	60,893	57,921
Net cash provided by (used in) financing and miscellaneous activities	110,112	(15,110)	587,568
Net (decrease) increase in cash and short term investments	(526,110)	213,515	69,644
Cash and short term investments:
Beginning of year	887,590	674,075	604,431
End of year	$ 361,480	$ 887,590	$ 674,075

The accompanying notes are an integral part of these financial statements.
7

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

1. Organization and Significant Accounting Policies

ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion”), a Connecticut holding and management company. Lion is a wholly owned subsidiary of ING U.S., Inc. (“ING US”)
(“Parent”), a publicly traded corporation with its common stock listed on the New York Stock
Exchange, under the symbol "VOYA." At December 31, 2013, the majority shareholder of
ING US was ING Groep N.V. (“ING”), a global financial services holding company based in
The Netherlands, with American Depository Shares listed on the New York Stock Exchange, under the symbol “ING.” The Company’s ultimate controlling person is ING.

In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of ING US, which together with its subsidiaries, including the Company, constitutes ING’s U.S. based retirement, investment management and insurance operations. On May 2, 2013 the common stock of ING US began trading on the New York Stock Exchange under the symbol “VOYA.” On May 7, 2013 and May 31,
2013, ING US completed its initial public offering of common stock, including the issuance and sale by ING US of 30,769,230 shares of common stock and the sale by ING Insurance
International B.V. (“ING International”), an indirect, wholly owned subsidiary of ING and previously the sole stockholder of ING US, of 44,201,773 shares of outstanding common stock of ING US (collectively, “the IPO”). On September 30, 2013, ING International
transferred all of its shares of ING US common stock to ING. On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of ING US in a registered public offering (“Secondary Offering”), reducing ING’s ownership in ING US to 57%.

On April 11, 2013, ING US announced plans to rebrand as Voya Financial, and in January
2014, ING US announced additional details regarding the operational and legal work associated with the rebranding. Based on current expectations, ING US will change its legal name to Voya Financial, Inc. in April 2014, and in May 2014 its Investment Management and
Employee Benefits businesses will begin using the Voya Financial brand. In September
2014, ING US’s remaining businesses will begin using the Voya Financial brand and all remaining ING U.S. legal entities that currently have names incorporating the “ING” brand will change their names to reflect the Voya brand. ING US anticipates that the process of changing all marketing materials, operating materials and legal entity names containing the word “ING” or “Lion” to the new brand name will take approximately 24 months.

On March 25, 2014, ING completed a sale of 30,475,000 shares of common stock of ING US in a registered public offering. On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING and ING US, ING US acquired 7,255,853 shares of its common stock from ING (the "Direct Share Buyback") (the offering and the Direct Share
Buyback collectively, the "Transactions"). Upon completion of the Transactions, ING's ownership of ING US was reduced to approximately 43%.

8

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Description of Business

The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, and Puerto Rico.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles and Actuarial Guidelines

Effective January 1, 2013, the Company adopted Statement of Statutory Accounting
Principles (“SSAP”) No. 102, Accounting for Pensions, a Replacement of SSAP No. 89, and
SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, a Replacement
of SSAP No. 14, (collectively, “SSAP No. 102/92”). The principal provisions of these statements include the following:

  The unfunded benefit obligation, including nonvested participants, if any, must be recognized in surplus.
  Nonvested participants must be included in the projected benefit obligation for pensions, and participants not yet eligible to retire must be included in the accumulated postretirement benefit obligation for postretirement benefits other than pensions.
  The amortization period for gains (losses) is the average future service of all active participants for postretirement benefits other than pensions.
  The amortization period for new prior service cost attributed to nonvested participants is the average future service until vesting date.
  The measurement date is required to be year-end.

The effects on the Company’s 2013 financial statements of adopting SSAP No. 102/92 at
January 1, 2013 was an increase in surplus of $3.2, and a decrease in liabilities of $9.8 and a decrease to an intangible asset of $6.6. The adoption had no impact on net income. See Note
7 for additional disclosures required by this statement.

Effective January 1, 2012, the Company adopted SSAP No. 101, Income Taxes, A
Replacement of SSAP No. 10R and SSAP No. 10 (“SSAP No. 101”). SSAP No.101 changes statutory accounting for income taxes in two key areas (1) tax contingencies and (2) the admissibility of deferred tax assets.

9

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Under SSAP No. 101, federal and foreign income tax contingencies are now determined under a modified version of SSAP No. 5R - Revised, Liabilities, Contingencies and
Impairments of Assets (“SSAP No. 5R”). Under this standard, the recognition of tax loss contingencies uses a more likely than not model.

SSAP No. 101 also provides for a three-step calculation to determine the admitted portion of adjusted gross deferred tax assets. In the first part of the admissibility test, all filers will be allowed to use a reversal period that corresponds to the tax loss carryback provisions of the
Internal Revenue Code (not to exceed three years). In the second part of the admissibility test, the reversal period and surplus limitation parameters (one year and 10 percent or three years and 15 percent) are determined based upon risk-based capital (“RBC”) levels.
Companies not meeting the minimum threshold are prohibited from admitting anything in this part of the admissibility test. For purposes of determining test parameters, calculations of RBC or surplus thresholds will use current reporting period information. In Step 3 of the admissibility calculation, SSAP No. 101 allows the admittance of adjusted gross deferred tax assets (after application of Steps 1 and 2) to the extent that offsetting by deferred tax liabilities of the same tax character (i.e. ordinary versus capital) would be permitted in the tax return under current tax laws. Additionally, an entity would have to consider the reversal patterns of temporary differences. Whether or not scheduling of reversing deferred tax assets and liabilities is necessary is a matter of judgment based on the specific facts and circumstances. The third part of the admissibility calculation under SSAP No. 101 is consistent with SSAP No. 10R, Income Taxes – A Temporary Replacement of SSAP No. 10
(“SSAP No. 10R”), except the consideration of reversal patterns of temporary difference was not explicitly stated.

There was no effect on the Company’s Balance Sheet or Statement of Operations as a result of adopting this standard.

Effective December 31, 2011, the Company adopted SSAP No. 5R. This statement defines and establishes accounting for liabilities, contingencies and impairments of assets, particularly contingencies related to or on behalf of direct or indirect wholly owned insurance and non-insurance subsidiaries. At inception, the Company is required to record a liability equal to the fair value of the guarantee. If the Company subsequently determines that it is probable that payment will be required under the guarantee, the liability recorded will be an amount equal to the greater of the fair value of the guarantee or the undiscounted future payments required under the guarantee. The Company recognized a non-contingent liability of $1.3 as a result of the adoption of this statement. Capital and surplus were increased by
$0.9 and there was a $0.2 impact to net income as a result of the adoption of this statement.
See Note 14 for additional disclosures required by this statement.

Effective December 31, 2011, the Company adopted the modifications made to SSAP No. 22,
Leases (“SSAP No. 22”), as they relate to modification and early termination of leases.

10

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Under the provisions of the statement, early termination or non-use of leased property benefits, are recognized at fair value as follows:

a.	Liabilities for costs to terminate a contract before the end of its term are recognized when the Company terminated in accordance with the contract terms.
b.	Liabilities for costs that will continue to be incurred under a contract for its remaining term without economic benefit are recognized as of the date the Company no longer has the right to use the leased property. The fair value of the liability on that date will be determined based on the remaining lease rentals, adjusted for the effects of any prepaid or deferred items recognized under the lease, and reduced by estimated sublease rentals that could be reasonably obtained for the property, even if there is no intent to enter into a sublease.

The Company did not recognize a liability as a result of the adoption of this statement. There was no impact to net income.

Effective January 1, 2011, the Company adopted SSAP No. 35R, Guaranty Fund and Other
Assessments (“SSAP No. 35R”). This statement establishes statutory accounting principles for guaranty fund and other assessments.

Guaranty fund and other assessments will be expensed and a liability accrued by the
Company when the following conditions are met:

a.	An assessment has been imposed or information available prior to issuance of the statutory financial statement indicates that it is probable that an assessment will be imposed.
b.	The event obligating an entity to pay an imposed or probable assessment has occurred on or before the date of the financial statements.
c.	The amount of the assessment can be reasonably estimated.

In addition, if it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges, the Company will recognize an asset or liability for that recovery in an amount that is determined based on current laws, projections of future premium collections or policy surcharges from in-force policies. Any recognized asset from premium tax credits or policy surcharges will be re-evaluated regularly to ensure recoverability. Upon expiration, tax credits no longer meeting the definition of an asset will be charged to income in the period the determination is made.

The Company has re-evaluated both the liability and asset under the new guidelines established by SSAP No. 35R due to various assessments related to insolvencies. As a result of adopting this change in accounting principle, the effects on the Company’s 2011 financial statements were an increase in liabilities of $0.7 and a decrease in capital and surplus of $0.2.
See Note 16 for additional disclosures required by this standard.

11

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Department of
Commerce, which practices differ from United States generally accepted accounting principles (“GAAP”). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance
Commissioners (“NAIC”) rating; for GAAP, such fixed maturity investments are designated at purchase as held to maturity, trading or available for sale. Held to maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in Statement of Operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available for sale.

Management regularly reviews the value of the Company’s investments in bonds and mandatorily redeemable preferred stocks. If the value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other than temporary decline in value. To make this determination for each security, the following are some of the factors considered:

  The length of time and the extent to which the fair value has been below cost.
  The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
  Management’s intent and ability to hold the security long enough for it to recover its value.

Based on the analysis, management makes a judgment as to whether the loss is other than temporary. If the loss is other than temporary, an impairment charge is recorded within net realized investment gains (losses) in the Statements of Operations in the period the determination is made.

The Company invests in structured securities including mortgage backed securities/
collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. For these structured securities in unrealized loss positions, management determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If management has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its amortized cost. If the present value of the expected future cash flows for the security is lower than its amortized cost, the security is written down to its present value of the expected future cash flows.

When an other-than-temporary impairment (“OTTI”) is recorded because there is intent to sell or a holder does not have the intent and ability to hold the security for a period of time

12

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

sufficient to recover the amortized cost basis, the security is written down to fair value. The total loss recorded is bifurcated between the interest related loss and the non-interest related loss. The interest portion shall be recorded through the interest maintenance reserve (“IMR”)
and the non-interest portion shall be recorded through the asset valuation reserve (“AVR”).

For GAAP, when a decline in fair value is determined to be other-than-temporary, the loss which is calculated as the difference between the securities carrying value and fair value is recorded in net realized capital gains (losses) in its entirety or bifurcated between net realized capital gains (losses) and accumulated other comprehensive income, as appropriate.

Realized gains and losses on disposed investments are reported in the Statements of
Operations, net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold.

Asset Valuation Reserves: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as a component of other assets and nonadmitted.

Cash and Short-term Investments: Cash and short term investments represent cash balances, demand deposits, and short term fixed maturity investments with initial maturities of one year or less at the date of acquisition. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86,
Accounting for Derivative Instruments and Hedging Activities (“SSAP No. 86”) for
derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item.
Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. For effective cash flow hedges, changes in fair value are credited or charged directly to a separate component of shareholder’s equity rather than to income as required for fair value hedges. An embedded derivative within a contract that is not clearly

13

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

and closely related to the economic characteristics and risk of the host contract is reported at fair value, and the change in fair value is recognized in income.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write down for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the lesser of the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses). Under GAAP, in addition to impairments of specific mortgage loans, a general allowance is recorded for losses not specifically identifiable.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. For periods after the adoption of SSAP No. 101, assuming minimum thresholds are met, the formula allows the Company to consider the amount of differences that will reverse over the next three years, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. The Company is also required, under SSAP No. 101, to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years, including state deferred tax assets, and a valuation allowance is established if, based on the weight of the evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.

Investments in Real Estate: Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to

14

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve
Valuation methods (“CRVM”) using statutory rates for mortality and interest. Annuity policy and contract reserves under statutory accounting practices are calculated based upon the
Commissioners’ Annuity Reserve Valuation methods (“CARVM”) using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

15

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life of the business for GAAP purposes. For statutory, losses are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed deferred federal income tax assets, disallowed interest maintenance reserves, non-operating system software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting
Practices and Procedures Manual, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited GAAP statements are not available or expected to be available are nonadmitted. Under GAAP, the accounts and operations of the Company’s subsidiaries are consolidated. All affiliated investments are included in the Consolidated Balance Sheets except to the extent they appropriately nonadmitted.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared. Under
GAAP, dividends are recognized over the term of the related policies.

Participation Fund Account: On January 3, 1989, the Minnesota Division of Insurance
approved a Plan of Conversion and Reorganization ("the Plan"), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account ("PFA") for the
benefit of certain participating individual life insurance policies and annuities issued by the
Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $161.5 as of December 31, 2013) with respect to such policies are included in the Company's financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

Reconciliation to GAAP: The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

16

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Other significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the effective interest method.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The retrospective adjustment method is used to determine the amortized cost for the majority of loan-backed and structured securities. For certain securities the prospective adjustment method is used, including interest only securities and securities that have experienced an other-than-temporary impairment.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at fair value or the lower of cost or fair value.

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company engages in dollar reverse repurchase agreements with mortgage-backed securities ("dollar rolls") and reverse repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company also enters into repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased.

The Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. For certain transactions, a lending agent may be used and the agent may retain some or all of the collateral deposited by the borrower and transfer the remaining collateral to the Company.
Collateral retained by the agent is invested in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Short term investments are reported at amortized cost which approximates fair value. Short term investments include investments with maturities between three months and one year at the date of acquisition.

17

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheet, are reported at amortized cost using the effective interest method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method. See Note 12 for additional information related to an affiliate surplus note.

Realized capital gains and losses are generally determined using the first in first out method.

Cash on hand includes cash equivalents. Cash equivalents are short term investments that are both readily convertible to cash and have an original maturity date of three months or less from date of purchase.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the
Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are added to the AVR. The Company enters into the following derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication relationships.

18

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Equity Contracts:

Options: The Company uses call and collar options to hedge the book values of retirement plan assets. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Foreign Exchange Contracts:

Currency forwards: The Company uses currency forward contracts to hedge policyholder liabilities associated with the reinsurance contracts which are linked to foreign indices. The currency fluctuations may result in a decrease in account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company utilizes these contracts in non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Interest Rate Contracts:

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date.
The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing

19

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. Swaptions are also used to hedge against an increase in the interest rate benchmarked crediting strategies within FIA contracts. Such increases may result in increased payments to contract holders of FIA contracts and the interest rate swaptions offset this increased exposure. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-
qualifying hedging relationships.

SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”),
applies to the Company’s subsidiaries, and controlled and affiliated entities (“SCA”). The
Company’s insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company’s non-insurance subsidiaries are reported at the underlying GAAP equity amount adjusted to a statutory basis as promulgated by the NAIC Accounting Practices and
Procedures Manual. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCA’s to determine if an other-than-temporary impairment has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost, and other real estate is reported at the lower of depreciated cost or fair value.
Depreciation is calculated on a straight line basis over the estimated useful lives of the properties.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 13.25% for 2013.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

20

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of
Insurance, is $48.8 billion and $85.1 billion at December 31, 2013 and 2012, respectively.
The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $560.5 and $685.7 at December 31, 2013 and 2012, respectively.
The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health
Contracts (“SSAP No. 54”).

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset.

Participating Insurance: Participating business approximates less than 1% of the Company’s life insurance in force and less than 3% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors.
Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $12.2, $12.7 and $13.9 was incurred in
2013, 2012 and 2011, respectively.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are

21

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2013	2012
	(In Thousands)
Net deferred tax asset	$ 125,565	$ 183,974
Deferred and uncollected premium	12,814	12,779
Litigation claim receivable	9,000	—
Health care and other amounts receivable	5,514	9,897
Other invested assets	—	11,512
Other	6,221	9,840
Total nonadmitted assets	$ 159,114	$ 228,002

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims and claims adjustment expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through
December 31, 2013. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the
Company’s obligations for claims incurred but unpaid as of December 31, 2013.

Guaranteed Benefits: For variable annuity guarantees, Actuarial guideline 43 – Variable
Annuity Commissioners Annuity Reserve Valuation Method (“AG43”), is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation
Method to Variable Annuities (“CARVM”). The greater of the result under a single deterministic “Standard Scenario” and the average of the most severe 30% of randomly generated stochastic scenarios is held. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Scenario are prescribed. For the stochastic scenarios, equity market returns must meet a calibration test. All other assumptions are set by the actuary using prudent best-estimates.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under GAAP.

22

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Reserves related to the Company’s mortality risk are included in life and annuity reserves.
These reserves include reserves for guaranteed minimum death benefits (before reinsurance)
that totaled $18.4 and $27.9 at December 31, 2013 and 2012, respectively. The operations of the separate accounts are not included in the accompanying financial statements.

2. Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota
Department of Commerce recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the
Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has
been adopted as a component of prescribed or permitted practices by the State of Minnesota.
The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Department of Commerce.

On May 8, 2013, the Company, with the permission of the Minnesota Department of
Commerce - Insurance Division, reallocated the gross paid-in and contributed surplus and the unassigned funds components of surplus, computed as of December 31, 2012, similar to the restatement of surplus that occurs pursuant to the prescribed accounting guidance for a quasi-
reorganization under SSAP No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”).
The reallocation resulted in a decrease to gross paid-in and contributed surplus and an increase in unassigned surplus of $618.7. This permitted practice had no impact on net income, total capital and surplus or risk-based capital.

As of December 31, 2012 and 2011, the Company had no such permitted accounting practices.

23

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

3. Investments

Fixed Maturities and Equity Securities

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
		(In Thousands)
At December 31, 2013
U.S. Treasury securities and obligations of U.S.
government, corporations and agencies	$ 1,174,204	$ 11,165 $	35,780	$ 1,149,589
States, municipalities, and political subdivisions	15,671	785	166	16,290
Foreign other (par value - $2,282,022)	2,468,158	131,704	23,105	2,576,757
Foreign government (par value - $63,281)	52,313	1,982	1,287	53,008
Corporate securities	8,710,294	459,626	193,907	8,976,013
Residential mortgage backed securities	1,236,699	180,394	18,209	1,398,884
Commercial mortgage backed securities	461,080	39,607	522	500,165
Other asset backed securities	502,734	27,155	1,999	527,890
Total fixed maturities	14,621,153	852,418	274,975	15,198,596
Preferred stocks	34,174	9,463	452	43,185
Common stocks	10,832	62	209	10,685
Total equity securities	45,006	9,525	661	53,870
Total	$ 14,666,159	$ 861,943 $	275,636	$ 15,252,466

At December 31, 2012
U.S. Treasury securities and obligations of U.S.
government, corporations and agencies	$ 1,134,590	$ 88,060 $	—	$ 1,222,650
States, municipalities, and political subdivisions	16,003	2,480	3	18,480
Foreign other (par value - $2,174,967)	2,252,143	256,078	15,618	2,492,603
Foreign government (par value - $38,890)	41,325	5,219	35	46,509
Corporate securities	8,236,962	953,323	12,863	9,177,422
Residential backed securities	1,438,580	256,948	18,364	1,677,164
Commercial mortgage backed securities	570,635	56,181	989	625,827
Other asset backed securities	524,375	51,400	1,675	574,100
Total fixed maturities	14,214,613	1,669,689	49,547	15,834,755
Preferred stocks	33,148	7,067	—	40,215
Common stocks	19,459	267	1,183	18,543
Total equity securities	52,607	7,334	1,183	58,758
Total	$ 14,267,220	$ 1,677,023 $	50,730	$ 15,893,513

24

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2013	2012
	(In Thousands)
Amortized cost	$ 14,621,153	$ 14,214,613
Adjustment for below investment grade bonds	(930)	(2,868)
Carrying value	$ 14,620,223	$ 14,211,745

Reconciliation of preferred stocks from amortized cost to carrying value is as follows:

	December 31
	2013	2012
	(In Thousands)
Cost or amortized cost	$ 34,174	$ 33,148
Adjustment for below investment grade preferred stock	(452)	—
Carrying value	$ 33,722	$ 33,148

The aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

More than 6
Months Below
	Less than 6	Cost and Less	More than 12
	Months Below	than 12 Months	Months Below
	Cost	Below Cost	Cost	Total
(In Thousands)
At December 31, 2013
Fair value	$ 2,024,237	$ 2,331,783	$ 422,893	$ 4,778,913
Unrealized loss	35,150	184,966	54,859	274,975

At December 31, 2012
Fair value	$ 669,163	$ 63,265	$ 220,058	$ 952,486
Unrealized loss	13,668	7,694	28,185	49,547

25

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of investments in bonds at December 31, 2013, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$ 365,727	$ 372,429
Due after 1 year through 5 years	2,739,538	2,910,480
Due after 5 years through 10 years	4,056,559	4,158,533
Due after 10 years	5,258,816	5,330,215
	12,420,640	12,771,657
Residential mortgage-backed securities	1,236,699	1,398,884
Commercial mortgage-backed securities	461,080	500,165
Other asset-backed securities	502,734	527,890
Total	$ 14,621,153	$ 15,198,596

At December 31, 2013 and 2012, investments in certificates of deposit and bonds with an admitted asset value of $179.9 and $169.7, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

The performance of pre-2008 vintage subprime and Alt-A mortgage collateral has exhibited sustained signs of recovery, after struggling through a multi-year correction in nationwide home values. While collateral losses continue to be realized, serious delinquencies and other measures of performance, like prepayments and severities, have displayed sustained periods of improvement. Reflecting these fundamental improvements, related bond prices and sector liquidity increased substantially since the credit crisis. Despite these improvements, the sector remains susceptible to various market risks. For example, in the third quarter of 2013, the upward momentum in bond prices and market liquidity was disrupted, at least in part, by the pick-up in interest rate volatility. As this volatility dissipated, prices and liquidity recovered into the end of the year, supported by strength in the US economy and, more specifically, the housing market. In managing risk exposure to subprime and Alt-A mortgages, collateral performance and structural characteristics associated with the
Company's various positions are taken into account.

The Company does not originate or purchase subprime or Alt-A whole-loan mortgages. The
Company does have exposure to RMBS and ABS. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following: residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but whose loan

26

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

structure provides repayment options to the borrower that increase the risk of default; and
any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments:

Other Than
		Book/Adjusted		Temporary
		Carrying Value		Impairment
		(excluding		Losses
	Actual Cost	interest)	Fair Value	Recognized
(In Thousands)
December 31, 2013
Residential mortgage-backed securities	$ 70,147	$ 65,966	$ 76,911	$ 703
Structured securities	56,716	59,582	60,424	—
Total	$ 126,863	$ 125,548	$ 137,335	$ 703

December 31, 2012
Residential mortgage-backed securities	$ 84,442	$ 80,419	$ 90,116	$ 2,289
Structured securities	67,429	70,841	67,162	255
Total	$ 151,871	$ 151,260	$ 157,278	$ 2,544
December 31, 2011
Residential mortgage-backed securities	$ 101,315	$ 95,372	$ 89,798	$ 2,730
Structured securities	77,036	79,328	64,223	493
Total	$ 178,351	$ 174,700	$ 154,021	$ 3,223

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, mortgage guaranty or financial guaranty insurance coverage as of December 31, 2013.

Transfer of Alt-A RMBS Participation Interest

In the first quarter of 2009, ING reached an agreement, for itself and on behalf of certain
ING affiliates including the Company, with the Kingdom of the Netherlands (the “Dutch
State”) on the Illiquid Assets Back-Up Facility (the “Back-Up Facility”) covering 80% of
ING's Alt-A RMBS. Under the terms of the Back-Up Facility, a full credit risk transfer to the
Dutch State was realized on 80% of ING's Alt-A RMBS owned by ING Bank, FSB and certain subsidiaries of ING US, including the Company with an aggregate book value of $36 billion, including book value of $665 million of the Alt-A RMBS portfolio owned by the
Company (with respect to the Company's portfolio, the “Designated Securities Portfolio”)
(the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State participates in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the
Dutch State took place at a discount of approximately 10% of par value. In addition, under the Back-Up Facility, other fees are paid by the Company and the Dutch State. Each ING

27

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and remains exposed to 20% of any results on its portfolio. The ING-Dutch State Transaction closed on March 31, 2009, with the risk transfer to the Dutch State taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the
Company's Designated Securities Portfolio, the Company entered into a participation agreement with our affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING
pursuant to which the Company conveyed to ING Support Holding an 80% participation interest in our Designated Securities Portfolio and agreed to pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up
Facility related to the Company's Designated Securities Portfolio among, ING, ING Support
Holding and the Dutch State (the “Company Back-Up Facility”). Under the Company Back-
Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company's Designated Securities Portfolio, and ING
Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company's Designated Securities Portfolio. The amount of the obligation as of
December 31, 2011 was $334.3.

On November 13, 2012, ING, ING Support Holding, ING Bank N.V. (“ING Bank”) and the
Company entered into restructuring arrangements with the Dutch State, which closed the following day (the “Termination Agreement”). Pursuant to these restructurings, the Company sold the Dutch State Obligation, with a carrying value of $269.1 to ING Support Holding at fair value and transferred legal title to 80% of the securities subject to the Alt-A Back-up
Facility to ING Bank. The restructuring resulted in an immaterial pre-tax loss.

Following the restructuring transaction, the Company continues to own 20% of the Alt-A
RMBS from the first transaction. The Company has the right to sell these securities, subject to a right of first refusal granted to ING Bank.

Mortgage Loans and Real Estate

All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-
specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system.

Our mortgage loans on real estate are all commercial mortgage loans, held for investment, which totaled $2,128.3 and $1,968.6 as of December 31, 2013 and 2012, respectively. The carrying value of these loans is reported at amortized cost, less impairment write-downs.

The maximum and minimum lending rates for long-term mortgage loans acquired or made during 2013 were 7.0% and 3.0%.

28

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Taxes, assessments and any amounts advanced and not included in the mortgage loan total were $0.0 and $0.0 as of December 31, 2013 and 2012, respectively.

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.

During 2013, the maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 72.8% on commercial properties.

29

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows an age analysis of mortgage loans by type as of December 31,
2013 and 2012:

		Residential		Commercial
All
	Farm	Insured	Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2013
Recorded investment (all)
Current	$ —	$ —	$ —	$ —	$ 2,123,192	$ —	$ 2,123,192
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	5,150	—	5,150
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days
Past Due
Recorded Investment	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days
Past Due
Recorded Investment	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—%

December 31, 2012
Recorded investment (all)
Current	$ —	$ —	$ —	$ —	$ 1,968,589	$ —	$ 1,968,589
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days
Past Due
Recorded Investment	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days
Past Due
Recorded Investment	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—%

30

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows investments in impaired mortgage loans held by the Company with or without an allowance for credit losses as of December 31, 2013 and 2012:

		Residential		Commercial

	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
				(In Thousands)
December 31, 2013
With Allowance for Credit Losses	$ —	$ —	$ —	$ —	$ —	$ —	$ —
No Allowance for Credit Losses	—	—	—	—	23,285	—	23,285

December 31, 2012
With Allowance for Credit Losses	$ —	$ —	$ —	$ —	$ —	$ —	$ —
No Allowance for Credit Losses	—	—	—	—	2,311	—	2,311

31

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows investments in impaired mortgage loans held by the Company and the related average recorded investment, the interest income recognized and the investments on nonaccrual status pursuant to SSAP No. 34, Investment Income Due and Accrued as of
December 31, 2013, 2012 and 2011:

		Residential		Commercial

	Farm	Insured	All Other	Insured All Other		Mezzanine	Total
				(In Thousands)
December 31, 2013
Average recorded investment	$ —	$ —	$ —	$ —	$ 12,798	$ —	$ 12,798
Interest income recognized	—	—	—	—	755	—	755
Recorded Investments on
nonaccrual status	—	—	—	—	—	—	—
Amount of interest income
recognized using a cash-basis
method of accounting	—	—	—	—	746	—	746

December 31, 2012
Average recorded investment	$ —	$ —	$ —	$ —	$ 2,334	$ —	$ 2,334
Interest income recognized	—	—	—	—	208	—	208
Recorded Investments on
nonaccrual status	—	—	—	—	—	—	—
Amount of interest income
recognized using a cash-basis
method of accounting	—	—	—	—	208	—	208

December 31, 2011
Average recorded investment	$ —	$ —	$ —	$ —	$ 3,010	$ —	$ 3,010
Interest income recognized	—	—	—	—	260	—	260
Recorded Investments on
nonaccrual status	—	—	—	—	—	—	—
Amount of interest income
recognized using a cash-basis
method of accounting	—	—	—	—	269	—	269

The Company recognizes interest income on its impaired loans upon receipt.

The Company has no allowances for credit losses as of December 31, 2013 and 2012.

On June 14, 2012, the Company announced an agreement with Cognizant Technology
Solutions U.S. Corporation (“Cognizant”) under which Cognizant will provide business processing and operations services related to the Company. Under the terms of the seven-year agreement, Cognizant made offers of employment to more than 1,000 employees of ING US in Minot, North Dakota and Des Moines, Iowa. On August 16, 2012, in conjunction with the outsourcing of employees, the Company sold two home office buildings and a subdivided portion of land in Minot to Cognizant for $14.4 in cash. The Company recognized a gain of
$6.1 associated with this sale for the year ended 2012. As part of the transaction, the

32

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Company retained 36.6 acres of undeveloped land from the existing site. Based on the strong economic activity in the Minot area, an agreement was signed by the Company on March 20,
2013, to market the land for sale as the Company does not have a need to retain it.

As of December 31, 2013, the Company has not yet sold, but has the real estate investment in the 36.6 acres of undeveloped land classified as held for sale. There is no impact to the financial statements as a result of this change.

Wash Sales

In the course of the Company’s asset management, securities are sold and reacquired within
30 days of the sale date to re-balance individual portfolios within the Company. There are no transactions to report for 2013 and 2011. The table below summarizes the number of transactions, book value, and gain/loss of the Company’s financial instruments with securities sold and reacquired within 30 days of the sale date during 2012:

					Cost of
		NAIC	Number of		Securities
	Description	Rating	Transactions	Book Value	Repurchased	Gain
					(In Thousands)

2012	Bonds	4	9	$ 479	$ 506	$ 33

Net Realized Capital Gains and Losses

Realized capital gains (losses) gains are reported net of federal income taxes and amounts transferred to the IMR are as follows:

		December 31
	2013	2012	2011
		(In Thousands)
Realized capital gains (losses)	$ 8,313	$ 156,818	$ (83,474)
Amount transferred to IMR (net of related taxes of
($4,612) in 2013, $91,013 in 2012 and ($25,185) in 2011)	8,566	(169,023)	46,772
Federal income tax benefit (expense)	9,644	(39,627)	18,781
Net realized capital losses	$ 26,523	$ (51,832)	$ (17,921)

Realized capital losses include losses of $15.2, $26.3 and $102.1 related to securities that have experienced an other than temporary decline in value during 2013, 2012 and 2011, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were
$1.2 billion, $2.2 billion and $1.2 billion in 2013, 2012 and 2011, respectively. Gross gains

33

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

of $23.8, $254.5 and $40.7 and gross losses of $14.7, $8.6 and $28.1 during 2013, 2012 and
2011, respectively, were realized on those sales. A portion of the gains and losses realized in
2013, 2012 and 2011 has been deferred to future periods in the IMR.

During 2013, the Company received a distribution of cash and securities in conjunction with a Lehman Brothers bankruptcy settlement ("Lehman Recovery"). In 2008, Lehman Brothers acted as a prime broker for assets held in a partnership owned by the Company. These partnership assets were subsequently written down to the then-assumed realizable value. The amount of the distributions in excess of the book value of these assets of $41.2 is being recognized as net realized capital gains in the 2013 Statement of Operations.

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured
Securities (“SSAP No. 43R”) due to intent to sell or inability or lack of intent to hold to recovery in 2013:

Amortized
Cost Basis
	Before Other-	Other-than-Temporary
	than-	Impairment Recognized
Temporary
	Impairment	Interest	Non-interest	Fair Value
(In Thousands)
Fourth quarter:
Aggregate intent to sell	$ 1,123	$ 127	$ —	$ 996
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$ 1,123	$ 127	$ —	$ 996

Total	N/A	$ 127	$ —	N/A

There were no OTTI’s recognized by the Company in the first, second or third quarters of
2013 due to intent to sell or lack of intent to hold to recovery.

34

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured
Securities (“SSAP No. 43R”) due to intent to sell or inability or lack of intent to hold to recovery in 2012:

Amortized
Cost Basis
	Before Other-	Other-than-Temporary
	than-	Impairment Recognized
Temporary
	Impairment	Interest	Non-interest	Fair Value
(In Thousands)
First quarter:
Aggregate intent to sell	$ 2,506	$ 128	$ —	$ 2,378
Aggregate inability or lack of intent to hold to recovery	1,088	13	—	1,075
Total first quarter	$ 3,594	$ 141	$ —	$ 3,453

Second quarter:
Aggregate intent to sell	$ 23,689	$ 1,024	$ —	$ 22,665
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$ 23,689	$ 1,024	$ —	$ 22,665

Total	N/A	$ 1,165	$ —	N/A

There were no OTTI’s recognized by the Company in the third or fourth quarters of 2012 due to intent to sell or inability or lack of intent to hold to recovery.

35

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2011:

Other-than-Temporary
	Amortized Cost	Impairments
Basis Before
	OTTI	Interest	Non-interest	Fair Value
(In Thousands)
First quarter:
Aggregate intent to sell	$ 61,590	$ 7,425	$ —	$ 54,165
Aggregate inability or lack of intent to
hold to recovery	17,081	3,447	—	13,634
Total first quarter	$ 78,671	$ 10,872	$ —	$ 67,799

Second quarter:
Aggregate intent to sell	$ 157,638	$ 16,794	$ —	$ 140,844
Aggregate inability or lack of intent to
hold to recovery	294	68	—	226
Total second quarter	$ 157,932	$ 16,862	$ —	$ 141,070

Third quarter:
Aggregate intent to sell	$ 68,409	$ 9,378	$ —	$ 59,031
Aggregate inability or lack of intent to
hold to recovery	74,786	14,803	—	59,983
Total third quarter	$ 143,195	$ 24,181	$ —	$ 119,014

Fourth quarter:
Aggregate intent to sell	$ —	$ —	$ —	$ —
Aggregate inability or lack of intent to
hold to recovery	103,568	5,165	—	98,403
Total fourth quarter	$ 103,568	$ 5,165	$ —	$ 98,403

Total	N/A	$ 57,080	$ —	N/A

36

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in detail the OTTI’s due to present value of cash flows being less than amortized cost recognized by the Company in accordance with structured securities subject to SSAP No. 43R, exclusive of intent impairments, in 2013:

	Book/Adjusted			Amortized Cost		Date of
	Carrying Value		Recognized	After Other-		Financial
	Amortized Cost Present Value Other-Than-			Than-		Statement
	Before Current	of Projected	Temporary	Temporary	Fair Value at	Where
CUSIP	Period OTTI	Cash Flows	Impairment	Impairment	Time of OTTI	Reported
			(In Thousands)
02660TEL3	$ 104	$ 103	$ 1	$ 103	$ 68	3/31/2013
059487AA6	347	341	6	341	331	3/31/2013
05948KZF9	357	353	4	353	276	3/31/2013
059496AC3	3,156	3,129	27	3,129	3,128	3/31/2013
05951VAV1	298	294	4	294	260	3/31/2013
12667FWU5	1,151	1,141	10	1,141	1,139	3/31/2013
12667GCC5	410	408	2	408	263	3/31/2013
12667GTM5	644	634	10	634	525	3/31/2013
126694GU6	12,873	12,697	176	12,697	12,572	3/31/2013
12669GJB8	434	432	2	432	373	3/31/2013
16165MAD0	642	623	19	623	454	3/31/2013
17307GZK7	463	463	—	463	461	3/31/2013
225458PN2	1,316	1,298	18	1,298	1,145	3/31/2013
32051SAA7	759	662	97	662	588	3/31/2013
39539GAB8	39	33	6	33	10	3/31/2013
52521JAP4	245	5	240	5	5	3/31/2013
75116CAA4	582	572	10	572	423	3/31/2013
76110H2X6	802	794	8	794	590	3/31/2013
761118QM3	608	603	5	603	478	3/31/2013
78473NAC7	10,934	10,572	362	10,572	10,572	3/31/2013
86359DUT2	1,033	1,025	8	1,025	759	3/31/2013
92925DAA8	1,115	1,105	10	1,105	1,064	3/31/2013
93362YAA0	2,019	2,015	4	2,015	2,005	3/31/2013
933635AA2	1,114	1,110	4	1,110	1,065	3/31/2013
933638AC2	177	176	1	176	172	3/31/2013
9393366D0	397	394	3	394	326	3/31/2013
93934FAA0	76	74	2	74	62	3/31/2013
93934FGJ5	356	344	12	344	333	3/31/2013
93934FPP1	840	836	4	836	830	3/31/2013
93934FQQ8	18	17	1	17	9	3/31/2013
93935DAA4	884	876	8	876	792	3/31/2013
02660TEL3	98	82	16	82	68	6/30/2013
05948KZF9	331	327	4	327	250	6/30/2013
05951VAV1	285	280	5	280	244	6/30/2013
12667GCC5	406	383	23	383	312	6/30/2013
12667GTM5	595	588	7	588	472	6/30/2013

37

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis

December 31, 2013
(Dollar amounts in millions, unless otherwise stated)

	Book/Adjusted			Amortized Cost		Date of
	Carrying Value		Recognized	After Other-		Financial
	Amortized Cost Present Value Other-Than-			Than-		Statement
	Before Current	of Projected	Temporary	Temporary	Fair Value at	Where
CUSIP	Period OTTI	Cash Flows	Impairment	Impairment	Time of OTTI	Reported
			(In Thousands)
126694YL6	21	6	15	6	5	6/30/2013
12669GJB8	419	416	3	416	362	6/30/2013
16165MAD0	585	580	5	580	422	6/30/2013
225458PN2	1,231	1,217	14	1,217	1,048	6/30/2013
31393DKN0	233	200	33	200	200	6/30/2013
31393YD28	16	8	8	8	8	6/30/2013
31396LHY9	2,187	1,688	499	1,688	1,687	6/30/2013
31396P2W0	162	106	56	106	106	6/30/2013
31397PMB3	2,490	2,051	439	2,051	2,051	6/30/2013
31398FR52	2,256	1,556	700	1,556	1,556	6/30/2013
32051G2F1	1,261	1,261	—	1,261	1,249	6/30/2013
38374XYX7	31	30	1	30	30	6/30/2013
39539GAB8	25	24	1	24	8	6/30/2013
57643MMM3	1,354	1,339	15	1,339	1,335	6/30/2013
75116CAA4	543	541	2	541	408	6/30/2013
76110H2X6	728	715	13	715	560	6/30/2013
761118QM3	591	559	32	559	471	6/30/2013
933635AA2	1,091	1,089	2	1,089	1,054	6/30/2013
9393366D0	384	379	5	379	298	6/30/2013
93934FAA0	72	70	2	70	60	6/30/2013
93934FPP1	820	815	5	815	786	6/30/2013
93934FQQ8	13	12	1	12	5	6/30/2013
12667GTM5	558	552	6	552	449	9/30/2013
16165MAD0	550	542	8	542	397	9/30/2013
17307GZK7	413	411	2	411	391	9/30/2013
225458PN2	1,156	1,155	1	1,155	987	9/30/2013
3137GADJ3	1,183	1,035	148	1,035	1,035	9/30/2013
31393DKN0	172	149	23	149	149	9/30/2013
31396P2W0	177	117	60	117	117	9/30/2013
362351AB4	613	606	7	606	500	9/30/2013
38374XYX7	20	18	2	18	18	9/30/2013
38377DEK8	320	278	42	278	278	9/30/2013
39539GAB8	20	19	1	19	4	9/30/2013
76110H2X6	686	683	3	683	542	9/30/2013
86359DUT2	944	932	12	932	795	9/30/2013
92925DAA8	1,042	1,042	—	1,042	1,033	9/30/2013
93362YAA0	1,892	1,884	8	1,884	1,855	9/30/2013
933635AA2	1,048	1,031	17	1,031	1,014	9/30/2013
93364CAA6	1,379	1,366	13	1,366	1,265	9/30/2013

38

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis

December 31, 2013
(Dollar amounts in millions, unless otherwise stated)

	Book/Adjusted			Amortized Cost		Date of
	Carrying Value		Recognized	After Other-		Financial
	Amortized Cost Present Value Other-Than-			Than-		Statement
	Before Current	of Projected	Temporary	Temporary	Fair Value at	Where
CUSIP	Period OTTI	Cash Flows	Impairment	Impairment	Time of OTTI	Reported
		(In Thousands)
93934FAA0	68	68	—	68	62	9/30/2013
939355BR3	2,182	2,165	17	2,165	2,147	9/30/2013
94983JAC6	2,444	2,419	25	2,419	2,398	9/30/2013
05948KZF9	266	265	1	265	220	12/31/2013
12667FVZ5	892	892	—	892	892	12/31/2013
12667GTM5	539	534	5	534	435	12/31/2013
126694GU6	10,887	10,610	277	10,610	10,452	12/31/2013
12669GJB8	402	402	—	402	363	12/31/2013
17307GZK7	5,208	5,181	27	5,181	5,127	12/31/2013
225458PN2	1,118	1,110	8	1,110	950	12/31/2013
31394BHF4	3	2	1	2	2	12/31/2013
32051SAA7	601	526	75	526	526	12/31/2013
38374XYX7	2	2	—	2	2	12/31/2013
39539GAB8	16	16	—	16	3	12/31/2013
76110H2X6	625	624	1	624	496	12/31/2013
761118QM3	545	471	74	471	471	12/31/2013
93364CAA6	1,352	1,336	16	1,336	1,276	12/31/2013
9393366D0	368	366	2	366	289	12/31/2013
93934FAA0	65	64	1	64	59	12/31/2013
93934FGJ5	308	306	2	306	289	12/31/2013
		$ 3,855

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to
SSAP No. 43R was $3.9, $8.6 and $15.9 in 2013, 2012 and 2011, respectively.

The following table discloses, in the aggregate, all structured securities in an unrealized loss position subject to SSAP No. 43R for which an OTTI has not been recognized in earnings as a realized loss, including securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

December 31, 2013
Aggregate Fair
	Aggregate Amount	Value of Securities
	of Unrealized	with Unrealized
	Losses	Losses
(In Thousands)
Less than 12 months	$ 9,921	$ 388,526
Greater than 12 months	10,809	103,131
Total	$ 20,730	$ 491,657

39

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

During 2013, the Company had impairments on joint venture, partnerships and limited liability company holdings where the market value was less than 90% of book value, and it was determined that the decline below book value was not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership. The investment and the amount of the impairment in 2013 are as follows:

Amount of
Description	Impairment
(In Thousands)
BERKSHIRE FUNDS IV, LP PRVT	$ 53
CASTLE HALAN PARTNERS IV, LP PRVT	124
COLUMN GTC FUND I LLC PRVT	222
ENERVEN COMPRESSION LLC (BALP) PRVT	5,727
GARNET FUND XVII, LLC PRVT	638
J.W. CHILDS EQUITY PARTNERS II , L PRVT	127
POMONA CAPITAL V, LP PRVT	350
$ 7,241

For the years ended December 31, 2012 and 2011, realized capital losses include $16.6 and
$1.8, respectively, related to Limited Partnerships that have experienced an other than temporary decline in value.

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2013	2012	2011
		(In Thousands)
Income:
Equity securities	$ 2,630	$ 3,341	$ 4,015
Bonds	751,071	808,396	814,332
Mortgage loans	111,482	117,540	119,509
Derivatives	(15,369)	(18,603)	(32,721)
Contract loans	35,183	36,326	38,107
Real estate	239	752	995
Other	1,124	(5,535)	(12,261)
Total investment income	886,360	942,217	931,976
Investment expenses	(36,149)	(40,027)	(39,006)
Net investment income	$ 850,211	$ 902,190	$ 892,970

40

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Affiliate Surplus Note

On December 29, 2004, ING USA Annuity and Life Insurance Company (“ING USA”)
issued a 6.3% surplus note in the amount of $175.0 to the Company. The note matures on
December 29, 2034 and is included in other invested assets on the balance sheets. Since the surplus note does not have an NAIC rating of 1, per SSAP No. 41, Surplus Notes, Paragraph
10.b.i.(b), a statement factor was established for the surplus note of 1.0 as a multiple of the face amount for the years ended 2013 and 2012, respectively.

The carrying value of the surplus note at December 31, 2013 and 2012 was $175.0 and
$175.0, respectively. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. For the years ended December 31, 2013, 2012 and 2011, interest paid was $11.1, $11.1 and $11.1, respectively.

Reverse Repurchase Agreements and Securities Lending

The Company engages in dollar reverse repurchase agreements with mortgage-backed securities ("dollar rolls") and reverse repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements. As of December 31, 2013 the
Company did not have any securities pledged in dollar rolls and reverse repurchase agreement transactions.

The Company also enters into repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. As of December 31, 2013 the Company did not have any securities pledged under repurchase agreements.

The Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. For certain transactions, a lending agent may be used and the agent may retain some or all of the collateral deposited by the borrower and transfer the remaining collateral to the Company.
Collateral retained by the agent is invested in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a fair value of approximately $156.9 and $169.7 at December 31, 2013 and
2012, respectively.

41

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The aggregate amount of collateral received, by specific time period, for securities lending agreements at December 31, 2013 and 2012 are shown below. The Company does not have any repurchase agreements and does not participate in dollar repurchase transactions.

	2013	2012
(In Thousands)
Open	$ 161,571	$ 174,376
30 days or less	—	—
31 to 60 days	—	—
61 to 90 days	—	—
Greater than 90 days	—	—
Securities received		—
Total collateral received	$ 161,571	$ 174,376

The Company uses cash collateral received for income generation and general liquidity purposes. At the end of the loan term, the Company will take back its securities, and the counterparty will receive the amount loaned, together with the agreed upon interest.

The aggregate amount of collateral reinvested, by specific time period, for securities lending agreements at December 31, 2013 and 2012 are shown below. The Company does not have any repurchase agreements and does not participate in dollar repurchase transactions.

	2013		2012
	Securities Lending		Securities Lending
	Amortized		Amortized
	Cost	Fair Value	Cost	Fair Value
(In Thousands)
Open	$ —	$ —	$ 174,385	$ 174,385
30 days or less	161,575	161,575	—	—
31 to 60 days	—	—	—	—
61 to 90 days	—	—	—	—
91 to 120 days	—	—	—	—
121 to 180 days	—	—	—	—
181 to 365 days	—	—	—	—
1 to 2 years	—	—	—	—
2 to 3 years	—	—	—	—
Greater than 3 years	—	—	—	—
Securities received	—	—	—	—
Total collateral reinvested	$ 161,575	$ 161,575	$ 174,385	$ 174,385

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

42

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

There were no amounts held as collateral for transactions that extend beyond one year at
December 31, 2013 and 2012.

Restricted Assets

The following table shows assets pledged as collateral or restricted at December 31, 2013:

Gross Restricted

	General Account
		Supporting			Total Current
		Separate				Year
Restricted Asset		Account		Total From	Increase/	Admitted
Category	Total Assets	Activity*	Total Assets	Prior Year	(Decrease)	Restricted
			(In Thousands)

Subject to contractual
obligation for which
liability is not shown	$ —	$ —	$ —	$ —	$ — $	—
Collateral held under
security lending
agreements	157,456	—	157,456	164,747	(7,291)	157,456
Subject to repurchase
agreements	—	—	—	—	—	—
Subject to reverse
repurchase agreements	—	—	—	—	—	—
Subject to dollar
repurchase agreements	—	—	—	—	—	—
Subject to dollar
reverse repurchase
agreements	—	—	—	—	—	—
Placed under option
contracts	—	—	—	—	—	—
Letter stock or
securities restricted as
to sale	10,000	—	10,000	10,000	—	10,000
On deposit with state	179,853	—	179,853	169,742	10,111	179,853
On deposit with other
regulatory bodies	—	—	—	—	—	—
Pledged as collateral
not captured in other
categories

Derivative Pledged
Collateral	33,392	—	33,392	74,264	(40,872)	33,392
FHLB Collateral	290,832		290,832	323,785	(32,953)	290,832
Subtotal	324,224	—	324,224	398,049	(73,825)	324,224
Total restricted assets	$ 671,533	$ —	$ 671,533	$ 742,538	$ (71,005) $	671,533

* Subset of Total General Account Gross Restricted Assets

Admitted
Restricted to
Gross	Total
Restricted to	Admitted
Total Assets	Assets

0.0%	0.0%
0.7%	0.7%
0.0%	0.0%
0.0%	0.0%
0.0%	0.0%
0.0%	0.0%
0.0%	0.0%
0.0%	0.0%
0.8%	0.8%
0.0%	0.0%

0.2%	0.2%
1.3%	1.3%
1.5%	1.5%
3.0%	3.0%

There were no restricted assets within the separate accounts at December 31, 2013.

43

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows assets pledged as collateral or restricted at December 31, 2012:

Gross Restricted

	General Account
		Supporting				Total Current
		Separate				Year
Restricted Asset		Account		Total From	Increase/	Admitted
Category	Total Assets	Activity*	Total Assets	Prior Year	(Decrease)	Restricted
			(In Thousands)

Subject to contractual
obligation for which
liability is not shown	$ —	$ —	$ —	$ —	$ —	$ —
Collateral held under
security lending
agreements	164,747	—	164,747	82,195	82,552	164,747
Subject to repurchase
agreements	—	—	—	—	—	—
Subject to reverse
repurchase agreements	—	—	—	—	—	—
Subject to dollar
repurchase agreements	—	—	—	—	—	—
Subject to dollar
reverse repurchase
agreements	—	—	—	—	—	—
Placed under option
contracts	—	—	—	—	—	—
Letter stock or
securities restricted as
to sale	10,000	—	10,000	10,050	(50)	10,000
On deposit with state	169,742	—	169,742	166,384	3,358	169,742
On deposit with other
regulatory bodies	—	—	—	—	—	—
Pledged as collateral
not captured in other
categories

Derivative pledged
collateral	74,264	—	74,264	68,629	5,635	74,264
FHLB Collateral	323,785	—	323,785	337,158	(13,373)	323,785
Subtotal	398,049	—	398,049	405,787	(7,738)	398,049
Total restricted assets	$ 742,538	$ —	$ 742,538	$ 664,416	$ 78,122	$ 742,538

* Subset of Total General Account Gross Restricted Assets

Admitted
Restricted to
Gross	Total
Restricted to	Admitted
Total Assets	Assets

0.0%	0.0%
0.8%	0.8%
0.0%	0.0%
0.0%	0.0%
0.0%	0.0%
0.0%	0.0%
0.0%	0.0%
0.0%	0.0%
0.8%	0.8%
0.0%	0.0%

0.3%	0.3%
1.5%	1.5%
1.8%	1.8%
3.4%	3.4%

There were no restricted assets within the separate accounts at December 31, 2012.

Low-Income Housing Tax Credits

The Company had a carrying value of $1.7 in Low-Income Housing Tax Credits (“LIHTC”)
at December 31, 2013. The tax credits are projected to expire in 2020. The Company is unaware of any current regulatory reviews of the LIHTC property.

During 2013, the Company decided to dispose of certain LIHTC as a means of exiting this asset class. Losses of $21.2 are recognized in net realized capital (losses) on the statement of operations.

There were impairments on LIHTC in the amount of $0.9 during 2013. Each quarter the book value of the LIHTC is compared to the present value of the future tax benefits

44

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

discounted at the U.S. Treasury obligation of a similar duration to determine if an impairment exists. As of December 31, 2013, all impaired LIHTC were disposed.

During 2012, a determination was made by the Company that future tax benefits would not be received as anticipated. In accordance with SSAP No. 93, Accounting for Low Income
Housing Tax Credit Property Investments (“SSAP No. 93”) the Company compared the present value of future tax benefits, discounted at the US Treasury rate for a familiar duration, to the current book value. The LIHTC were impaired down to the value calculated from this process. As a result, the Company recognized an impairment of $14.7 in 2012.

Troubled Debt Restructuring

The Company has high quality, well performing, portfolios of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

As of December 31, 2013, the Company had 21 commercial mortgage loan troubled debt restructurings with pre-modification and post-modification carry value of $22.1.

Of the 21 commercial mortgage loans, 20 comprise a portfolio of cross-defaulted, cross-
collateralized loans made to single asset limited liability companies which are all owned by the same sponsor. Between the date of the troubled debt restructuring and December 31,
2013, these loans have repaid $1.0 in principal.

As of the years ended December 31, 2013 and 2012, the Company’s total recorded investment in restructured debts was $21.0 and $0.0, respectively. The Company realized losses related to these investments of $0.0, $0.0, and $3.1 during 2013, 2012, and 2011, respectively.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

45

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company accrues interest income on impaired loans to the extent it is deemed collectible, that is delinquent less than 90 days, and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

4. Derivative Financial Instruments Held for Purposes Other than Trading

Upfront fees paid or received on derivative contracts are included on the balance sheets as an asset or liability and are being amortized to investment income over the remaining terms of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized into investment income.

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International
Swaps and Derivatives Association, Inc. ("ISDA ") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet. As of December 31, 2013, the Company held $23.1 and $8.4, of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively.
In addition, as of December 31, 2013, the Company delivered securities as collateral of

46

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

$33.4. As of December 31, 2012, the Company held $25.1 of net cash collateral and pledged securities as collateral of $74.3 related to derivative contracts.

The Company sells credit default swap protection, in conjunction with other investments, to replicate the income characteristics of otherwise permitted investments. The standard contract is five or seven years. In the event of default of the reference entity, the Company would be required to pay the notional amount of contract. At December 31, 2013, the total amount would be $450.0.

The table below summarizes the Company’s derivative contracts, which are reflected as invested assets and a liability on the Balance Sheets, at December 31, 2013 and 2012:

	Notional	Carrying	Fair
	Amount	Value	Value
		(In Thousands)
December 31, 2013
Derivative contracts:
Credit contracts	$ 450,000	$ (5,238)	$ 9,386
Equity contracts	34,974	1,578	1,578
Foreign exchange contracts	182,750	26	(3,536)
Interest rate contracts	6,991,987	3,557	(25,761)
Total derivatives	$ 7,659,711	$ (77)	$ (18,333)

December 31, 2012
Derivative contracts:
Credit contracts	$ 461,000	$ (7,175)	$ 5,358
Equity contracts	36,428	1,089	1,089
Foreign exchange contracts	160,914	111	(16,689)
Interest rate contracts	8,384,632	(11,616)	(56,736)
Total derivatives	$ 9,042,974	$ (17,591)	$ (66,978)

The net loss recognized by the Company in unrealized gains and losses for the year ended
December 31, 2013 resulting from derivatives that no longer qualify for hedge accounting is
$0.0.

5. Concentrations of Credit Risk

The Company held below investment grade corporate bonds with an aggregate book value of
$739.0 and $908.8 and an aggregate market value of $798.0 and $996.1 at December 31,
2013 and 2012, respectively. Those holdings amounted to 5.1% of the Company’s investments in bonds and 3.8% of total admitted assets at December 31, 2013. The holdings

47

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $0.4 billion and $0.3 billion with an aggregate NAIC fair value of $0.4 billion and $0.3 billion at December 31, 2013 and 2012, respectively. The carrying value of these holdings amounted to 2.5% of the Company’s investment in bonds and 1.9% of the Company’s total admitted assets at December 31, 2013.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitors these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

48

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments.
These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2013		2012
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Origination Loan-to-Value
0% - 50%	$ 536,576	25.2%	$ 575,750	29.2%
50% - 60%	499,233	23.5%	505,055	25.7%
60% - 70%	1,004,388	47.2%	821,701	41.7%
70% - 80%	88,145	4.1%	66,083	3.4%
Total	$ 2,128,342	100.0%	$ 1,968,589	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$ 1,474,852	69.3%	$ 1,364,792	69.3%
1.25x to 1.5x	276,045	13.0%	288,762	14.7%
1.0x to 1.25x	263,559	12.4%	186,773	9.5%
Less than 1.0x	113,811	5.3%	128,262	6.5%
Not Applicable	75	—%	—	—%
Total	$ 2,128,342	100.0%	$ 1,968,589	100.0%

If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

49

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2013		As of December 31, 2012
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Apartments	$ 268,305	12.6%	$ 177,134	9.0%
Hotel/Motel	128,908	6.1%	102,516	5.2%
Industrial	622,113	29.2%	752,746	38.3%
Mixed Use	34,414	1.6%	14,395	0.7%
Office	286,440	13.4%	288,453	14.7%
Other	88,553	4.2%	81,342	4.1%
Retail	699,609	32.9%	552,003	28.0%
Total	$ 2,128,342	100.0%	$ 1,968,589	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2013		As of December 31, 2012
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$ 616,647	29.0%	$ 566,530	28.8%
South Atlantic	466,866	21.9%	395,584	20.1%
West South Central	231,234	10.9%	260,991	13.3%
East North Central	217,548	10.2%	212,421	10.8%
Middle Atlantic	221,485	10.4%	174,334	8.9%
Mountain	171,374	8.1%	129,879	6.6%
West North Central	95,919	4.5%	112,344	5.7%
New England	63,692	3.0%	68,664	3.4%
East South Central	43,577	2.0%	47,842	2.4%
Total	$ 2,128,342	100.0%	$ 1,968,589	100.0%

50

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

	Year of Origination	2013	2012
		(In Thousands)
2013		$ 497,586	$ —
2012		493,989	512,022
2011		264,333	276,756
2010		107,690	110,687
2009		33,622	34,232
2008		107,706	196,225
2007 and prior		623,416	838,667
Total		$ 2,128,342	$ 1,968,589

51

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

6. Reserves

At December 31, 2013 and 2012, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal
(with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

		Separate
		Account	Separate
	General	with	Account Non-		Percent
	Account	Guarantees Guaranteed		Total	of Total
		(In Thousands)
December 31, 2013
Subject to discretionary withdrawal (with
adjustment):
With market value adjustment	$ 59,357	$ 41,035	$ —	$ 100,392	0.9%
At book value less surrender charge of 5% or
more	611,234	—	—	611,234	5.6%
At fair value	—	—	961,210	961,210	8.7%
Subtotal	670,591	41,035	961,210	1,672,836	15.2%
Subject to discretionary withdrawal (without
adjustment):
At book value with minimal or no charge or
adjustment	8,655,307	—	—	8,655,307	78.7%
Not subject to discretionary withdrawal	661,177	—	5,090	666,267	6.1%
Total annuity reserves and deposit fund liabilities
before reinsurance	9,987,075	41,035	966,300	10,994,410	100.0%
Less reinsurance ceded	57,192	—	—	57,192
Total annuity reserves and deposit fund liabilities	$ 9,929,883	$ 41,035	$ 966,300	$ 10,937,218

December 31, 2012
Subject to discretionary withdrawal (with
adjustment):
With market value adjustment	$ 61,591	$ 45,287	$ —	$ 106,878	1.0%
At book value less surrender charge of 5% or
more	698,361	—	—	698,361	6.4%
At fair value	—	—	818,508	818,508	7.5%
Subtotal	759,952	45,287	818,508	1,623,747	14.9%
Subject to discretionary withdrawal (without
adjustment):
At book value with minimal or no charge or
adjustment	8,581,863	—	—	8,581,863	78.7%
Not subject to discretionary withdrawal	689,401	283	4,391	694,075	6.4%
Total annuity reserves and deposit fund liabilities
before reinsurance	10,031,216	45,570	822,899	10,899,685	100.0%
Less reinsurance ceded	56,863	—	—	56,863
Total annuity reserves and deposit fund liabilities	$ 9,974,353	$ 45,570	$ 822,899	$ 10,842,822

52

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Deferred and uncollected life insurance premiums and annuity considerations as of
December 31, 2013 and 2012 are as follows:

		Type	Gross	Net of Loading
			(In Thousands)
	December 31, 2013
	Industrial		$ —	$ —
	Ordinary new business		2,730	(24)
	Ordinary renewal		62,321	73,850
	Credit Life		—	—
	Group Life		492	(2,158)
	Group Annuity		—	—
	Totals		$ 65,543	$ 71,668

	December 31, 2012
	Industrial		$ —	$ —
	Ordinary new business		915	(2,927)
	Ordinary renewal		56,377	67,863
	Credit Life		10	10
	Group Life		(4,683)	(7,020)
	Group Annuity		—	—
	Totals		$ 52,619	$ 57,926

7.	Employee Benefit Plans

Defined Benefit Plan: ING North America Insurance Corporation (“ING North America”)
sponsors the ING U.S. Retirement Plan (the “Qualified Plan”), effective as of December 31,
2001. Effective January 1, 2009, the Qualified Plan is no longer available to new employees or re-hires.

The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty
Corporation (“PBGC”). Each participant in the Qualified Plan (except for certain specified employees) earns a benefit under a final average compensation formula. The costs allocated to the Company for its employees’ participation in the Qualified Plan were $5.3, $14.2 and
$15.6 for 2013, 2012 and 2011, respectively. ING North America is responsible for all
Qualified Plan liabilities.

Beginning January 1, 2012, the Qualified Plan will use a cash balance pension formula instead of a final average pay (“FAP”) formula, allowing all eligible employees (including those hired after January 1, 2009) to participate in the Retirement Plan, with this new cash balance pension formula. Participants will earn a credit equal to 4% of eligible pay. The

53

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

accrued vested cash balance benefit is portable; participants can take it when they leave the
Company’s employment. For participants in the Qualified Plan, as of December 31, 2011, there will be a two-year transition period from the Qualified Plan’s current FAP formula to the cash balance pension formula. In accordance with the requirements of SSAP No. 89,
Accounting for Pensions, A Replacement of SSAP No. 8 (“SSAP No. 89”) the Company
obtained Board of Director approval on November 10, 2011.

Defined Contribution Plans: ING North America sponsors the ING U.S. Savings Plan and
ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan
(“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings
Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. ING North America matches such pretax contributions, up to a maximum of 6.0% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the
Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $6.4, $6.6 and $6.8 for 2013, 2012 and 2011, respectively.

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan, and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. The Company subsidizes a portion of the monthly per-participant premium for retirees age 65 and older. This change had a minimal impact on the financial statements.

In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The discontinued
subsidy resulted in a release of liability for any active employees age 50 or older. This change had a minimal impact on the financial statements.

54

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company also offers deferred compensation plans for eligible employees and certain other individuals who meet the eligibility criteria. The Company’s deferred compensation commitment for employees is recorded on the balance sheet in other liabilities and totaled
$30.6 and $24.9 for the years ended December 31, 2013 and 2012, respectively.

As of August 1, 2009, ING's Postretirement Welfare Plans are no longer eligible for the
Medicare Drug Subsidy (“RDS”) that was being shared with retirees and beneficiaries. The
2014 expected benefit reduction in the net postretirement benefit cost for the subsidy related to benefits attributed to former employees is $0.

The Omnibus Plan: Certain employees of the Company participate in the ING U.S., Inc.
2013 Omnibus Employee Incentive Plan ("the Omnibus Plan") with respect to awards granted in 2013. Certain employees also participate in various ING share-based compensation plans with respect to awards granted prior to 2013. Certain employees of the
Company received awards under ING share-based compensation plans during 2013;
however, such awards were converted into performance share units (“PSUs”) or restricted stock units ("RSUs") of the ING US common stock under the Omnibus Plan upon the closing of the IPO in May 2013.

The costs allocated to the Company under these holding company arrangements for employee participation were $15.1 and $12.1 for 2013 and 2012, respectively.

55

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

A summary of assets, obligations and assumptions of the non-qualified defined benefit and other postretirement benefit plans are as follows:

		Overfunded		Underfunded
	2013	2012	2011	2013	2012	2011
			(In Thousands)
Pension Benefits
Benefit obligation at beginning of year	$ —	$ —	$ —	$ 33,184	$ 31,832	$ 32,829
Service cost	—	—	—	—	—	—
Interest cost	—	—	—	1,292	1,451	1,686
Contribution by plan participants	—	—	—	—	—	—
Actuarial (gain) loss	—	—	—	(1,588)	2,786	201
Foreign currency exchange rate changes	—	—	—	—	—	—
Benefits paid	—	—	—	(2,861)	(2,885)	(2,884)
Plan amendments	—	—	—	—	—	—
Business combinations, divestitures, curtailments,
settlements and special termination benefits	—	—	—	—	—	—
Benefit obligation at end of year	$ —	$ —	$ —	$ 30,027	$ 33,184	$ 31,832

Postretirement Benefits
Benefit obligation at beginning of year	$ —	$ —	$ —	$ 8,202	$ 8,593	$ 9,952
Service cost	—	—	—	—	—	61
Interest cost	—	—	—	304	381	465
Contribution by plan participants	—	—	—	393	452	557
Actuarial (gain) loss	—	—	—	(1,206)	160	(755)
Foreign currency exchange rate changes	—	—	—	—	—	—
Benefits paid	—	—	—	(1,043)	(1,384)	(1,687)
Plan amendments	—	—	—	—	—	—
Business combinations, divestitures, curtailments,
settlements and special termination benefits	—	—	—	—	—	—
Benefit obligation at end of year	$ —	$ —	$ —	$ 6,650	$ 8,202	$ 8,593

Postemployment & Compensated Absence Benefits
Benefit obligation at beginning of year	$ —	$ —	$ —	$ 157	$ 157	$ 157
Service cost	—	—	—	—	—	—
Interest cost	—	—	—	5	—	—
Contribution by plan participants	—	—	—	—	—	—
Actuarial (gain) loss	—	—	—	(130)	—	—
Foreign currency exchange rate changes	—	—	—	—	—	—
Benefits paid	—	—	—	—	—	—
Plan amendments	—	—	—	—	—	—
Business combinations, divestitures, curtailments,
settlements and special termination benefits	—	—	—	—	—	—
Benefit obligation at end of year	$ —	$ —	$ —	$ 32	$ 157	$ 157

56

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

A reconciliation of the beginning and ending balances of the fair value of plan assets is as follows:

	Pension Benefits			Postretirement Benefits			Postemployment
	2013	2012	2011	2013	2012	2011	2013	2012	2011
(In Thousands)
Fair value of plan assets at
beginning of year	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Actual return on plan assets	—	—	—	—	—	—	—	—	—
Foreign currency exchange
rate changes	—	—	—	—	—	—	—	—	—
Reporting entity contribution	2,861	2,885	2,884	650	932	1,130	—	—	—
Plan participants'
contributions	—	—	—	393	452	557	—	—	—
Benefits paid	(2,861)	(2,885)	(2,884)	(1,043) (1,384)		(1,687)	—	—	—
Business combinations,
divestitures and settlements	—	—	—	—	—	—	—	—	—
Fair value of plan assets at
end of year	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —

The funded status of the plans are as follows:

		Pension Benefits				Postretirement Benefits
	2013		2012	2011		2013	2012		2011
(In Thousands)
Overfunded
Assets (nonadmitted)
Prepaid benefit costs	$ —		$ —	$ —	$ —		$ —	$ —
Overfunded plan assets		—	—	—		—	—		—
Total assets (nonadmitted)	$ —		$ —	$ —	$ —		$ —	$ —

Underfunded
Liabilities recognized
Accrued benefit costs	$ 15,337		$ 14,849	$ 14,484	$ 16,670		$ 18,001	$ 19,599
Liability for pension benefits		14,690	18,335	17,348		(10,020)	(9,799)		(11,006)
Total liabilities recognized	$ 30,027		$ 33,184	$ 31,832	$ 6,650		$ 8,202	$ 8,593

Unrecognized liabilities	$ —		$ —	$ —	$ —		$ —	$ —

57

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amount of the net periodic benefit cost recognized is shown below:

							Postemployment &
							Compensated Absence
	Pension Benefits			Postretirement Benefits			Benefits
	2013	2012	2011	2013	2012	2011	2013	2012	2011
				(In Thousands)
Service cost	$ —	$ —	$ —	$ — $	— $	61 $	— $	—	$ —
Interest cost	1,292	1,451	1,686	304	381	465	5	—	—
Expected return on plan
assets	—	—	—	—	—	—	—	—	—
Transition asset or
obligation	821	821	821	—	—	—	—	—	—
Gains and losses	1,236	980	1,058	(193)	(255)	(307)	(130)	—	—
Prior service cost or credit	—	(2)	(3)	(792)	(792)	(733)	—	—	—
Gain or loss recognized
due to a settlement or
curtailment	—	—	—	—	—	—	—	—	—
Total net periodic benefit
cost	$ 3,349	$ 3,250	$ 3,562	$ (681) $	(666) $	(514) $	(125) $	—	$ —

The amounts in unassigned funds (surplus) recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2013	2012	2011	2013	2012	2011
			(In Thousands)
Items not yet recognized - prior year	$ 18,335	$ 17,348	$ 19,023	$ (9,799) $	(11,006) $	(11,291)
Net transition asset or obligation recognized	(821)	(821)	(821)	—	—	—
Net prior service cost or credit arising during
the period	—	—	—	—	—	—
Net prior service cost or credit recognized	—	2	3	792	792	733
Net gain and loss arising during period	(1,588)	2,786	201	(1,206)	160	(755)
Net gain and loss recognized	(1,236)	(980)	(1,058)	193	255	307
Items not yet recognized - current year	$ 14,690	$ 18,335	$ 17,348	$ (10,020) $	(9,799) $	(11,006)

The amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2013	2012	2011	2013	2012	2011
			(In Thousands)
Net transition asset or obligation recognized $	821 $	821 $	821 $	— $	— $	—
Net prior service cost or credit	—	—	(2)	(792)	(792)	(792)
Net recognized gains and losses	897	1,236	979	(287)	(193)	(261)

58

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2013	2012	2011	2013	2012	2011
			(In Thousands)
Net transition asset or obligation	$ 5,749 $	6,570 $	7,391 $	— $	— $	—
Net prior service cost or credit	—	—	(2)	(6,004)	(6,795)	(7,588)
Net recognized gains and losses	8,941	11,765	9,959	(4,016)	(3,004)	(3,418)

Assumptions used in determining year-end liabilities for the defined benefit plans and other benefit plan as of December 31, 2013, 2012 and 2011 were as follows:

	2013		2012	2011
Weighted average discount rate		4.95%	4.05%	4.75%
Rate of increase in compensation level		4.00%	4.00%	4.00%

Assumptions used in determining expense for the defined benefit plans and other benefit plan as of January 1, 2013, 2012 and 2011 were as follows:

	2013		2012		2011
Weighted average discount rate		4.05%		4.75%		5.50%
Rate of increase in compensation level		4.00%		4.00%		4.00%

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 7.8%, decreasing gradually to 7.1% over five years.
Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of
December 31, 2013 by $0.0. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2013 by $0.0.

The amount of accumulated benefit obligation for defined benefit pension plans was $30.0 and $33.2 for the years ended December 31, 2013 and 2012, respectively.

59

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis

December 31, 2013
(Dollar amounts in millions, unless otherwise stated)

The Company expects to pay the following benefits in future years:

Year ending
December 31,	Benefits
	(In Thousands)
2014	$ 3,489
2015	3,358
2016	3,190
2017	3,055
2018	2,999
2019 through 2023	13,935

The Company’s expected future contributions are equal to its expected		future	benefit
payments. The Company’s 2014 future expected contribution is $3.5.

The Company has multiple postretirement welfare benefit plans. The medical plans are contributory, with plan premiums and participants’ contributions adjusted annually. The life insurance plan for retirees is contributory based on retirement date. ING does not subsidize retiree medical benefit coverage for retirements that occur after October 1, 2009. Coverage for Medicare eligible retirees is provided through a fully insured Medicare Advantage plan.
The Company’s contribution toward the retiree medical Medicare Advantage plan cost is limited such that it will not increase by more than 4% annually.

The Company does not have any regulatory contribution requirements for 2014, and the
Company does currently intend to make voluntary contributions of $2.6 to the defined benefit pension plan for 2014.

8. Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

60

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The general nature and characteristics of the separate accounts business is as follows:

	Non-Indexed	Non-
	Guarantee Less	Guaranteed
	than/Equal to	Separate
	4%	Accounts	Total
(In Thousands)
December 31, 2013
Premium, consideration or deposits for the year	$ (58)	$ 123,534	$ 123,476

Reserves for separate accounts with assets at:
Fair value	$ 41,035	$ 2,189,923	$ 2,230,958
Total reserves	$ 41,035	$ 2,189,923	$ 2,230,958

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 41,035	$ —	$ 41,035
At market value	—	2,184,833	2,184,833
Subtotal	41,035	2,184,833	2,225,868
Not subject to discretionary withdrawal	—	5,090	5,090
Total separate account aggregate reserves	$ 41,035	$ 2,189,923	$ 2,230,958

December 31, 2012
Premium, consideration or deposits for the year	$ 665	$ 134,115	$ 134,780

Reserves for separate accounts with assets at:
Fair value	$ 45,287	$ 1,875,980	$ 1,921,267
Total reserves	$ 45,287	$ 1,875,980	$ 1,921,267

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 45,287	$ —	$ 45,287
At market value	—	1,871,306	1,871,306
Subtotal	45,287	1,871,306	1,916,593
Not subject to discretionary withdrawal	—	4,674	4,674
Total separate account aggregate reserves	$ 45,287	$ 1,875,980	$ 1,921,267

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2013 and 2012, the Company reported assets and liabilities from Individual Annuity, Group Annuity, Individual Life and
Market Value Adjustment (“MVA”) product lines in separate accounts.

61

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2013 and 2012:

	Legally Insulated	Not Legally
Product or Transaction	Assets	Insulated Assets
	(In Thousands)
December 31, 2013
Individual Life	$ 1,265,242 $	—
Individual Annuity	971,759	—
MVA	24,725	—
Group Annuity	681	—
	$ 2,262,407 $	—
December 31, 2012
Individual Life	$ 1,103,314 $	—
Individual Annuity	829,983	—
MVA	29,553	—
Group Annuity	651	—
	$ 1,963,501 $	—

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. As of December 31, 2013 and 2012, the general account of the Company had a maximum guarantee for separate account liabilities of $35.2 and $33.0, respectively.

To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2013	$ 10,895
2012	9,743
2011	9,693
2010	9,111

62

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2013	$ 301
2012	256
2011	473
2010	361

The Company does not engage in securities lending transactions within the separate account.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2013	2012	2011
		(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$ 124,995	$ 135,823 $	156,400
Transfers from separate accounts	(201,656)	(229,364)	(398,120)
Transfers as reported in the Statements of
Operations	$ (76,661)	$ (93,541) $	(241,720)

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at
December 31, 2013 and 2012 were as follows:

Guaranteed
Minimum/Accumula
	Guaranteed	tion/Withdrawal
	Minimum Death	Benefit
	Benefit	(GMAB/GMWB)
(In Thousands)
December 31, 2013
Separate account liability	$ 1,278,480	$ 853
Gross amount of reserve	14,015	—
Reinsurance reserve credit	—	—
December 31, 2012
Separate account liability	$ 1,117,284	$ —
Gross amount of reserve	19,369	—
Reinsurance reserve credit	—	—

63

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of fixed maturities, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of
December 31, 2013 and 2012 was $2.3 billion and $2.0 billion, respectively.

64

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

9.	Federal Income Taxes

The Company files a consolidated federal income tax return with its indirect parent, ING US, and other U.S. affiliates. In 2012, the Company had a written tax sharing agreement, approved by the Company's Board of Directors, which provided that each member of the consolidated return would reimburse ING US for its respective share of the consolidated federal income tax liability and would receive a benefit for its losses at the statutory rate.
Effective January 1, 2013, the Company entered into a new tax sharing agreement, approved by the Company's Board of Directors, which provides that for 2013 and subsequent years, the
Company will be allocated a tax liability based on its separate return tax liabilities. Any loss generated by the Company will only be benefited to the extent the consolidated tax group actually uses the tax benefit of the losses generated.

The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

	Australia Retirement Services Holding, LLC	ING Pomona Holdings LLC
	Directed Services, LLC	ING Realty Group LLC
	IB Holdings, LLC	ING U.S., Inc.
	IIPS of Florida, LLC	ING USA Annuity and Life Insurance Company
	ILICA, Inc.	Langhorne I, LLC
	ING Alternative Asset Management, LLC	Lion Connecticut Holdings Inc.
	ING America Equities, Inc.	Lion Custom Investments, LLC
	ING Capital Corporation, LLC	Lion II Custom Investments, LLC
	ING Financial Advisers, LLC	Midwestern United Life Insurance Company
	ING Financial Partners, Inc.	Pomona Management LLC
	ING Financial Products Company, Inc.	Rancho Mountain Properties, Inc.
	ING Funds Services, LLC	ReliaStar Life Insurance Company
	ING Institutional Plan Services, LLC	ReliaStar Life Insurance Company of New York
	ING Insurance Services, Inc.	Roaring River, LLC
	ING International Nominee Holdings, Inc.	Roaring River II, LLC
	ING Investment Advisers, LLC	Roaring River III, LLC
	ING Investment Management Alternative Assets, LLC	Roaring River III Holding, LLC
	ING Investment Management Co. LLC	Roaring River IV, LLC
	ING Investment Management, LLC	Roaring River IV Holding, LLC
	ING Investment Trust Co.	Security Life Assignment Corp.
	ING Investments Distributor, LLC	Security Life of Denver Insurance Company
	ING Investments, LLC	Security Life of Denver International, Ltd.
	ING Life Insurance and Annuity Company	SLDI Georgia Holdings, Inc.
	ING National Trust	Systematized Benefits Administrators, Inc.
	ING North America Insurance Corporation	Whisperingwind II, LLC
	ING Payroll Management, Inc.	Whisperingwind III, LLC

65

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Under the intercompany tax sharing agreement, the Company has a payable of $21.8 at
December 31, 2013 and a receivable of $55.8 at December 31, 2012 to ING US, an affiliate, for federal income taxes. See Note 16 for additional disclosures related to this tax sharing agreement.

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2013	2012	2011
	(In Thousands)
Federal tax benefit on operations	$ (28,043) $	(48,458) $	(1,283)
Federal tax (benefit) expense on capital gains and losses	(9,644)	39,627	(18,781)
Foreign tax expense	(2,533)	(962)	(1,092)
Total current tax benefit incurred	$ (40,220) $	(9,793) $	(21,156)

The December 31, 2013 and 2012 balances and related disclosures are calculated and presented pursuant to SSAP No. 101. The December 31, 2011 balances and related disclosures are calculated and presented pursuant to SSAP No. 10R. The Company has elected to admit deferred tax assets pursuant to paragraph 10.e. of SSAP No. 10R for the year ended December 31, 2011.

The components of the net deferred tax asset ("DTA") and net deferred liability ("DTL") at
December 31, 2013 and 2012 are as follows:

		12/31/13			12/31/2012			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
				(In Thousands)
Gross DTAs	$ 420,282	$ 37,930	$ 458,212	$ 517,723	$ 55,830	$ 573,553	$ (97,441) $ (17,900) $ (115,341)
Statutory valuation
allowance
adjustments	1,691	—	1,691	1,691	—	1,691	—	—	—
Adjusted gross
DTAs	418,591	37,930	456,521	516,032	55,830	571,862	(97,441)	(17,900)	(115,341)
Nonadmitted DTAs	125,565	—	125,565	182,919	1,055	183,974	(57,354)	(1,055)	(58,409)
Subtotal net
admitted DTAs	293,026	37,930	330,956	333,113	54,775	387,888	(40,087)	(16,845)	(56,932)
Deferred tax
liabilities*	122,843	4,450	127,293	163,071	13,175	176,246	(40,228)	(8,725)	(48,953)
Net admitted DTA
(DTL)	$ 170,183	$ 33,480	$ 203,663	$ 170,042	$ 41,600	$ 211,642	$ 141	$ (8,120) $	(7,979)

*	A portion of the capital DTL has been used to offset ordinary DTAs in 2013. Certain prior year amounts were reclassified to be comparable with the 2013 classifications, which are consistent with the prescribed statutory forms. Such reclassifications had no effect on the Company's financial position at December 31, 2012, or on the results of operations or cash flow for the year then ended.

66

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2013 and 2012 is as follows:

	12/31/2013			12/31/2012			Change
Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

(In Thousands)

a.	Federal income taxes paid in prior years recoverable through loss carrybacks $ 2,400 $ — $ 2,400 $ — $ — $ — $ 2,400 $ — $ 2,400
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2

	below)	167,783	33,480	201,263	170,042	41,600	211,642	(2,259)	(8,120)	(10,379)
	1. Adjusted gross
	DTAs expected to be
	realized following the
	balance sheet date	170,183	33,480	203,663	170,042	41,600	211,642	141	(8,120)	(7,979)
	2. Adjusted gross
	DTAs allowed per
	limitation threshold	XXX	XXX	255,418	XXX	XXX	310,951	XXX	XXX	(55,533)
c.	Adjusted gross DTAs
	(excluding the amount of
	DTAs from (a) and (b)
	above) offset by gross
	deferred tax liabilities	122,843	4,450	127,293	163,071	13,175	176,246	(40,228)	(8,725)	(48,953)
d.	Deferred tax assets
	admitted as the result of
	application SSAP No.
	101 Total	$ 293,026	$ 37,930	$ 330,956	$ 333,113	$ 54,775	$ 387,888	$ (40,087) $	(16,845) $	(56,932)

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation is as follows:

	2013	2012
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and
threshold limitation amount	964.44%	1,054.63%

Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation	$ 1,893,431	$ 2,181,460

67

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/2013		12/31/2012		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
			(Amounts in Thousands)
Adjusted gross DTAs	$ 418,591	$ 37,930	$ 516,032	$ 55,830	$ (97,441) $	(17,900)
Percentage of adjusted gross DTAs by tax
character attributable to the impact of tax
planning strategies	0.00%	88.27%	0.00%	76.40%	0.00%	11.87%
Net Admitted Adjusted Gross DTAs	$ 293,026	$ 37,930	$ 333,113	$ 54,775	$ (40,087) $	(16,845)
Percentage of net admitted adjusted gross
DTAs by tax character admitted because of
the impact of tax planning strategies	3.84%	88.27%	5.04%	75.95%	(1.20)%	12.32%

The Company’s tax planning strategies include the use of reinsurance.

68

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	2013	2012	Change
		(In Thousands)
Deferred Tax Assets
Ordinary:
Investments	$ 128,577	$ 142,127	$ (13,550)
Policyholder reserves	118,398	161,679	(43,281)
Deferred acquisition costs	107,095	141,059	(33,964)
Compensation and benefits accrual	20,468	28,743	(8,275)
Pension accrual	17,960	14,684	3,276
Receivables - nonadmitted*	11,828	15,410	(3,582)
Other (including items <5% of total ordinary tax assets)	6,573	8,274	(1,701)
Tax credit carry-forward	5,593	1,691	3,902
Policyholder dividends accrual	3,358	3,459	(101)
Discounting of unpaid losses	353	359	(6)
Fixed assets	54	—	54
Unearned premium reserve	25	238	(213)
Subtotal	420,282	517,723	(97,441)
Statutory valuation allowance adjustment	1,691	1,691	—
Nonadmitted	125,565	182,919	(57,354)
Admitted ordinary deferred tax assets	$ 293,026	$ 333,113	$ (40,087)
Capital:
Investments	$ 37,930	$ 55,830	$ (17,900)
Subtotal	37,930	55,830	(17,900)
Nonadmitted	—	1,055	(1,055)
Admitted capital deferred tax assets	$ 37,930	$ 54,775	$ (16,845)
Admitted deferred tax assets	$ 330,956	$ 387,888	$ (56,932)

Deferred Tax Liabilities
Ordinary:
Investments	$ 82,812	$ 123,240	$ (40,428)
Deferred and uncollected premiums	20,067	21,154	(1,087)
Policyholder reserves	14,138	16,932	(2,794)
Other (including items <5% of total ordinary tax liabilities)	690	1,517	(827)
Fixed assets	—	228	(228)
Subtotal	$ 117,707	$ 163,071	$ (45,364)
Capital:
Investments	$ 9,586	$ 13,175	$ (3,589)
Subtotal	$ 9,586	$ 13,175	$ (3,589)
Total deferred tax liabilities	$ 127,293	$ 176,246	$ (48,953)

Net deferred tax assets/liabilities	$ 203,663	$ 211,642	$ (7,979)

*	Includes other nonadmitted assets

69

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The valuation allowance adjustment to gross deferred tax assets as of December 31, 2013 and
December 31, 2012 was $1.7. The valuation allowance adjustment at 2013 and 2012 relates to foreign tax credits. The valuation allowance is provided as it is unlikely that the Company will be able to utilize the foreign tax credits.

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income
(including capital items) before income taxes for the following reasons:

		Year Ended December 31
	2013		2012		2011
		Effective		Effective		Effective
	Amount	Tax Rate	Amount	Tax Rate	Amount	Tax Rate
			(Amounts In Thousands)
Ordinary income (loss)	$ 158,761	$ (152,869)		$ (67,472)
Capital gains (losses)	16,879		(12,205)		(36,702)
Total pretax income (loss)	175,640		(165,074)		(104,174)
Expected tax expense (benefit) at
35% statutory rate	61,474	35.0%	(57,776)	35.0%	(36,461)	35.0%
Increase (decrease) in actual tax
reported resulting from:
Tax credits	(13,992)	(8.0)%	(16,289)	9.9%	(16,289)	15.6%
Reinsurance	(10,677)	(6.1)%	23,453	(14.2)%	51,451	(49.4)%
Liquidation of subsidiary	(10,154)	(5.8)%	27,997	(17.0)%	—	— %
Dividends received deduction	(3,930)	(2.2)%	(4,343)	2.6%	(4,418)	4.2%
Interest maintenance reserve	(3,342)	(1.9)%	58,413	(35.4)%	1,716	(1.6)%
Foreign tax	(2,533)	(1.4)%	—	— %	—	— %
Other	(1,154)	(0.7)%	701	(0.4)%	(1,597)	1.5%
Settlement of IRS audit	—	— %	(196)	0.1%	2,732	(2.6)%
Change in valuation allowance	—	— %	—	— %	(26,233)	25.2%
Prior year tax*	1,003	0.6%	7,284	(4.4)%	—	— %
Total income tax reported	$ 16,695	9.5% $	39,244	(23.8)% $	(29,099)	27.9%

Current income taxes incurred	$ (40,220)	(22.9)% $	(9,793)	5.9% $	(21,156)	20.3%
Change in deferred income tax**	56,915	32.4%	49,037	(29.7)%	(7,943)	7.6%
Total income tax reported	$ 16,695	9.5% $	39,244	(23.8)% $	(29,099)	27.9%

*	As part of the Company's process to adjust the tax provision to the actual tax return as filed, we changed our estimate of certain deferred tax assets by $1,002.8 and $7,283.6 for 2013 and 2012, respectively.
**	Excluding tax on unrealized gains (losses) and other surplus items.

As of December 31, 2013, there is no operating loss or tax credit carry forward. The
Company has a foreign tax credit carry forward of $1.7 offset by a full tax valuation allowance. The Company also has a low income housing tax credit carry forward of $3.9.

70

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

There is $2.4 of federal income taxes incurred that will be available for recoupment in the event of future net losses from 2013, 2012 and 2011.

There were no deposits admitted under Section 6603 of the Internal Revenue Code as of
December 31, 2013.

The Company has no unrecorded tax liability as of December 31, 2013.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company’s transferable state tax credit assets at December 31, 2013 and 2012 are as follows:

Method of Estimating Utilization of Remaining Transferable State Tax			Unused Credit
Credit	State	Carrying Value	Remaining
		(In Thousands)
December 31, 2013
Fixed credit at time of purchase	TX	$ 2,036	$ 2,232
Low Income Housing Investment	GA	1,668	955
Fixed credit at time of purchase	AL	1,060	1,461
Total State Tax Credits		$ 4,764	$ 4,648

December 31, 2012
Low Income Housing Investment	GA	$ 1,668	$ 1,216
Fixed credit at time of purchase	AL	1,060	1,553
Total State Tax Credits		$ 2,728	$ 2,769

The Company does not have any non-transferable or nonadmitted state tax credit assets at
December 31, 2013 or 2012.

The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premiums taking into account policy growth and rate changes, projecting future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable tax credits.

71

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

A reconciliation of the change in the tax contingencies tax benefits is as follows:

	2013	2012	2011
		(In Thousands)
Balance at beginning of year	$ 1,810	$ 1,810	$ 26,160
Additions for tax positions related to prior year	—	—	(3,537)
Reduction for tax positions related to prior year	—	—	3,537
Reduction for tax positions settled with taxing authorities	—	—	(24,350)
Balance at end of year	$ 1,810	$ 1,810	$ 1,810

The Company had $1.8 of tax contingencies as of December 31, 2013, 2012 and 2011 that would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to tax contingencies in
Federal income taxes and Federal income tax expense on the Balance Sheets and Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2013,
2012 and 2011.

During the first quarter 2013, the Internal Revenue Service ("IRS") completed its examination of the Company's returns through tax year 2011. The 2011 audit settlement did not have a material impact on the financial statements.

The Company is currently under audit by the IRS, and it is expected that the examination of tax year 2012 will be finalized within the next twelve months. The timing of the payment of tax contingencies of $1.8 cannot be reliably estimated. The Company and the IRS have agreed to participate in the Compliance Assurance Program for the tax years 2012 through
2014.

10. Investment in and Advances to Subsidiaries

The Company has three wholly owned insurance subsidiaries at December 31, 2013 and
2012, ReliaStar Life Insurance Company of New York (“RNY”), Roaring River, LLC (“RR”)
and Roaring River II, LLC (“RRII”). At December 31, 2011, the Company also had
Whisperingwind, LLC (“WWI”) and Whisperingwind II, LLC ("WWII") as a wholly owned subsidiaries. As of December 31, 2012, the Company dissolved WWI. As of December 31,
2013, the Company dissolved WWII.

72

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2013	2012
	(In Thousands)
Common stock (cost - $283,016 in 2013 and $283,016 in 2012)	$ 329,460 $	334,589
Limited liability companies (cost - $223,116 in 2013 and $348,904 in 2012)	—	40,807
	$ 329,460 $	375,396

Summarized financial information as of and for the year ended December 31 for these subsidiaries is as follows:

		December 31
	2013	2012	2011
		(In Thousands)
Revenues	$ 455,156	$ (757,365)	$ 688,705
(Loss) Income before net realized gains and losses	(90,515)	949,903	(526,680)
Net (loss) income	(73,428)	693,942	(372,917)
Admitted assets	4,975,780	4,413,443	6,071,640
Liabilities	4,360,816	3,725,183	5,025,056

Asset and liability amounts for RNY, RR and RRII are included in the above table, however, the Company’s carrying amount for RR and RRII is zero.

The Company received no cash dividends from RNY during years ended December 31, 2013,
2012 and 2011.

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWI, as a limited liability company. WWI received its licensure as a special purpose financial captive insurance company (“Captive”) from the Director of the South
Carolina Department of Insurance on May 29, 2007. After receiving all required and customary regulatory approvals, WWI commenced doing business as a Captive on May 29,
2007.

73

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On December 19, 2012, a final return of capital of $46.1 was paid to the Company from
WWI. As of December 31, 2012, the Company dissolved this wholly owned subsidiary. The following table summarizes key financial information related to WWI:

			December 31
	2013		2012	2011
			(In Thousands)
Carrying Value of WWI	$ —		$ —	$ —
Return of Capital from WWI		—	46,102	—
Dividends Received from WWI		—	—	—
Ceded Premium to WWI		—	—	56,306
Ceded Reserves to WWI		—	—	487,704
Ceded Insurance In Force to WWI		—	—	38,828,682

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWII, as a limited liability company. WWII received its licensure as a Captive from the Director of the South Carolina Department of Insurance on October 26, 2007. After
receiving all required and customary regulatory approvals, WWII commenced doing business as a Captive on November 1, 2007.

On October 1, 2012, all business in WWII was novated to FNL Insurance Company, LTD.
(“FNL”). On April 26, 2013, a final return of capital of $40.9 was paid to the Company from
WWII. As of April 12, 2013, the Company dissolved this wholly owned subsidiary. The following table summarizes key financial information related to WWII:

		December 31
	2013	2012	2011
		(In Thousands)
Carrying Value of WWII	$ —	$ 40,807	$ —
Return of Capital from WWII	40,904	—	—
Dividends Received from WWII	—	—	—
Ceded Premium to WWII	—	22,403	28,174
Ceded Reserves to WWII	—	—	334,669
Ceded Insurance In Force to WWII	—	—	791,901

74

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On September 12, 2008, the Company created a Missouri domiciled, wholly owned subsidiary, RR, as a limited liability company. RR received its licensure as a Captive pursuant to Missouri Revised Statutes Chapter 379 Sections 379.1353 to 379.1421 and the
rules, regulations and interpretations of the Missouri Department of Insurance. After
receiving all required and customary regulatory approvals, RR commenced doing business as a Captive on January 1, 2009. The following table summarizes key financial information related to RR:

		December 31
	2013	2012	2011
		(In Thousands)
Carrying Value of RR	$ —	$ —	$ —
Contributed Capital to RR	—	—	50,000
Return of Capital from RR	20,000	90,000	—
Ceded Premium to RR	54,744	276,412	230,131
Ceded Reserves to RR	179,602	131,670	289,675
Ceded Insurance In Force to RR	35,237,830	36,766,016	107,774,492

On March 29, 2010, the Company created a Missouri domiciled, wholly owned subsidiary,
RRII, as a limited liability company. RRII received its licensure as a Captive pursuant to
Missouri Revised Statutes Chapter 379 Sections 379.1353 to 379.1421 and the rules, regulations and interpretations of the Missouri Department of Insurance. After receiving all required and customary regulatory approvals, RRII commenced doing business as a Captive on December 30, 2010. The following table summarizes key financial information related to
RRII:

		December 31
	2013	2012	2011
		(In Thousands)
Carrying Value of RRII	$ —	$ —	$ —
Contributed Capital to RRII	29,886	40,000	—
Return of Capital from RRII	109,886	25,000	—
Ceded Premium to RRII	135,850	103,362	121,746
Ceded Reserves to RRII	1,184,078	980,319	775,771
Ceded Insurance In Force to RRII	94,094,669	97,283,650	101,365,594

11. Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the
Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from the reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

75

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Assumed premiums amounted to $97.4, $93.6 and $154.0 for 2013, 2012 and 2011, respectively.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	2013	2012	2011
		(In Thousands)
Premiums for the year ended	$ 2,030,961	$ 2,201,366	$ 2,267,780
Benefits paid or provided for the year ended	1,530,652	1,534,628	1,519,210
Policy and contract liabilities at year end	8,130,202	7,294,979	5,679,673

The amount of reinsurance credits taken for new agreements executed since January 1, 2013 to include policies or contracts that were in force or which had existing reserves established by the Company, were $0.0.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. The aggregate reduction in surplus of a unilateral cancellation by the reinsurer which results in a net obligation of the reporting entity to the reinsurer is $1.8, and the total amount of reinsurance credits taken for these agreements is
$1.7 as of December 31, 2013.

The Company estimates that an aggregate reduction in surplus of $3.6 billion would occur in the event that all reinsurance agreements were terminated, by either party, as of December
31, 2013. This excludes any agreements under which the reinsurer may unilaterally cancel for reasons other than nonpayment of premium or other similar credits.

12. Capital and Surplus

Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of
Insurance is limited to the greater of the net gain from operations excluding realized capital gains or 10% of surplus at December 31 of the preceding year.

Lion loaned $100.0 to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a surplus note which will mature on September 15, 2021, with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semiannually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Department of
Commerce. For the year ended December 31, 2013, 2012 and 2011, interest paid totaled

76

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

$2.0, $2.7 and $3.7, respectively. There is no accrued interest for the years ended December
31, 2013 and 2012.

Capital Contributions and Extraordinary Dividends

On April 3, 2013, the Minnesota Department of Commerce - Insurance Division approved an extraordinary distribution of $583.0 that was paid on May 8, 2013 to the Company's parent,
Lion. On June 26, 2012, with the permission of the Minnesota Department of Commerce -
Insurance Division, the Company paid an extraordinary dividend to Lion in the amount of
$130.0.

The Company did not receive any capital contributions from Lion during 2013 and 2012, respectively. The Company received $52.0 in capital contributions from Lion during 2011.

The Company contributed capital in the amount of $7.3 and $22.6 on June 17, 2013 and
September 13, 2013, respectively, to its wholly owned subsidiary, RRII. RRII received approval from the Missouri Department of Insurance to pay $29.9 and $80.0 in returns of capital to the Company on December 17, 2013 and October 7, 2013, respectively.

On April 26, 2013, a final return of capital of $40.9 was paid to the Company from WWII.
As of April 12, 2013, the Company dissolved this wholly owned subsidiary.

On May 1, 2012, the Company contributed capital in the amount of $40.0 to RRII. On
October 12, 2012, the Missouri Department of Insurance approved a return of capital payment of $25.0 that was paid on November 1, 2012 to the Company from RRII.

On November 18, 2013, the Company received a return of capital of $20.0 from RR. On
October 31, 2012, the Missouri Department of Insurance approved a return of capital of
$90.0 to the Company from RR that was paid on December 11, 2012.

On December 19, 2012, a final return of capital of $46.1 was paid to the Company from
WWI. As of December 31, 2012, the Company dissolved this wholly owned subsidiary.

Life and health insurance companies are subject to certain Risk Based Capital requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

77

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

13. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The following methods and assumptions are used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model.
The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as

78

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

a function of factors such as yield, credit quality, and maturity, which fall within a range between 0.5% and 8.8% over the total portfolio. The Company’s statutory fair values represent the amount that would be received to sell securities at the measurement date
(i.e. “exit value” concept).
Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.
The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third-party sources, such as yield curves, exchange rates, S&P 500 Index prices and London Interbank
Offered Rates ("LIBOR") and Overnight Index Swap Rates ("OIS"). Effective June 30,
2012, the Company began using OIS curve for discounting the cash flows rather than LIBOR

79

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

curve for rate derivatives. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers.
Derivatives which qualify for special hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level
3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the
Balance Sheets are categorized as follows:

•	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

•	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

80

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2013:

	Aggregate	Carrying
	Fair Value	Value	Level 1	Level 2	Level 3
			(In Thousands)
Assets:
Fixed maturities, including securities
pledged	$ 15,198,596	$ 14,620,223	$ 1,029,865	$ 13,955,004	$ 213,727
Preferred stock	43,185	33,722	2,868	22,193	18,124
Common stock	10,685	10,685	10,233	—	452
Mortgage loans	2,147,678	2,128,342	—	—	2,147,678
Contract loans	649,130	649,130	649,130	—	—
Other invested assets	210,635	197,031	—	210,078	557
Cash, cash equivalents and short-term
investments	361,482	361,480	349,485	11,997	—
Derivatives
Credit contracts	557	258	—	557	—
Equity contracts	1,578	1,578	—	1,482	96
Foreign exchange contracts	6,116	2,087	—	6,116	—
Interest rate contracts	99,729	99,447	—	99,729	—
Separate account assets	2,262,407	2,262,407	2,236,869	24,491	1,047
Total Assets	$ 20,991,778	$ 20,366,390	$ 4,278,450	$ 14,331,647	$ 2,381,681

Liabilities:
Supplementary contracts and immediate
annuities	$ 76,438	$ 70,166	$ —	$ 37,878	$ 38,560
Deposit type contracts	624,237	621,223	—	588,580	35,657
Derivatives
Credit contracts	(8,829)	5,496	—	(8,829)	—
Foreign exchange contracts	9,652	2,061	—	9,652	—
Interest rate contracts	125,490	95,890	—	104,826	20,664
Total Liabilities	$ 826,988	$ 794,836	$ —	$ 732,107	$ 94,881

The Company did not have any financial instruments for which it was not practicable to estimate fair value as of December 31, 2013.

81

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2012:

	Aggregate	Carrying
	Fair Value	Value	Level 1	Level 2	Level 3
			(In Thousands)
Assets:
Fixed maturities, including securities
pledged	$ 15,834,755	$ 14,211,745	$ 1,082,289	$ 14,534,019	$ 218,447
Preferred stock	40,215	33,148	20,062	—	20,153
Common stock	18,543	18,543	17,184	—	1,359
Mortgage loans	2,034,564	1,968,589	—	—	2,034,564
Contract loans	677,563	677,563	677,563	—	—
Other invested assets	219,536	196,544	—	219,442	94
Cash, cash equivalents and short-term
investments	887,515	887,590	887,472	43	—
Derivatives
Credit contracts	32	186	—	32	—
Equity contracts	1,089	1,089	—	1,082	7
Foreign exchange contracts	388	111	—	388	—
Interest rate contracts	142,382	142,382	—	142,382	—
Separate account assets	1,963,501	1,963,501	1,933,598	22,183	7,720
Total Assets	$ 21,820,083	$ 20,100,991	$ 4,618,168	$ 14,919,571	$ 2,282,344

Liabilities:
Supplementary contracts and immediate
annuities	$ 83,591	$ 72,112	—	37,028	$ 46,563
Deposit type contracts	650,327	646,725	—	615,334	34,993
Derivatives
Credit contracts	(5,326)	7,361	—	(5,326)	—
Foreign exchange contracts	17,077	—	—	17,077	—
Interest rate contracts	199,118	153,998	242	179,530	19,346
Total Liabilities	$ 944,787	$ 880,196	$ 242	$ 843,643	$ 100,902

The Company did not have any financial instruments for which it was not practicable to estimate the fair value as of December 31, 2012.

82

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities
(Level 1), significant other observable input (Level 2) and significant unobservable inputs
(Level 3) as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
		(In Thousands)
Assets:
Bonds
US corporate, state & municipal	$ —	$ 3,801	$ —	$ 3,801
Residential mortgage-backed	—	7	—	7
Other asset-backed	—	77	—	77
Preferred stock	—	—	101	101
Common stock	10,233	—	452	10,685
Cash, cash equivalents and short-term investments	317,882	—	—	317,882
Derivatives
Equity contracts	—	1,482	96	1,578
Foreign exchange contracts	—	2,087	—	2,087
Interest rate contracts	—	99,447	—	99,447
Separate account assets	2,236,869	24,491	1,047	2,262,407
Total assets	$ 2,564,984	$ 131,392	$ 1,696	$ 2,698,072

Liabilities:
Deposit type contracts	$ —	$ 588,580	$ —	$ 588,580
Supplementary contracts and immediate annuities	—	37,878	—	37,878
Derivatives
Foreign exchange contracts	—	2,061	—	2,061
Interest rate contracts	—	75,226	20,664	95,890
Total liabilities	$ —	$ 703,745	$ 20,664	$ 724,409

There were no transfers between Level 1 and Level 2 during 2013. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

83

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities
(Level 1), significant other observable input (Level 2) and significant unobservable inputs
(Level 3) as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
		(In Thousands)
Assets:
Bonds
US corporate, state & municipal	$ —	$ 2,879	$ —	$ 2,879
Residential mortgage-backed	—	1,860	—	1,860
Common stock	17,183	—	1,360	18,543
Cash, cash equivalents and short-term investments	136,347	—	—	136,347
Derivatives
Equity contracts	—	1,082	7	1,089
Foreign exchange contracts	—	110	—	110
Interest rate contracts	—	142,382	—	142,382
Separate account assets	1,933,598	22,183	7,720	1,963,501
Total assets	$ 2,087,128	$ 170,496	$ 9,087	$ 2,266,711

Liabilities:
Deposit type contracts	$ —	$ 615,334	$ —	$ 615,334
Supplementary contracts and immediate annuities	—	37,028	—	37,028
Derivatives
Credit contracts	—	14	—	14
Interest rate contracts	242	134,410	19,346	153,998
Total liabilities	$ 242	$ 786,786	$ 19,346	$ 806,374

The Company did not have any security transfers between Level 1 and Level 2 during 2012.
The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Bonds: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Fair value for privately placed bonds is determined using a matrix-based pricing model and are classified as Level 2 assets.
When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as
Level 3. The Company’s level 3 fair value measurements of its bonds, common stock, preferred stock and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis.

84

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Preferred and Common Stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Certain preferred stock prices are obtained through commercial pricing services and are classified as Level 2 assets. Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents and short-term investments: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1. The underlying instruments in bonds have valuations that are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for fixed maturities.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves, exchange rates, S&P 500 Index prices, LIBOR, and OIS, which are obtained from third party sources and uploaded into the system. Effective June 30, 2012, the Company began using the
OIS curve for discounting cash flows rather than the LIBOR curve rate derivatives. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company also has certain swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

85

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2013:

					Total Gains
				Total Gains	and
			Transfers and (Losses) (Losses)
	Beginning of	Transfers	Out of Level	Included in	Included in					End of the
Description	the Year	into Level 3	3	Net Income	Surplus	Purchases Issuances		Sales	Settlements	Year
					(In Thousands)
Preferred Stock $	—	$ 527	$ —	$ —	$ (426) $	—	$ —	$ —	$ — $	101
Common Stock	1,360	203	(678)	(60)	(373)	—	—	—	—	452
Derivatives
Equity
contracts	7	—	—	78	—	(20)	—	31	—	96
Interest rate
contracts	(19,346)	—	—	13,281	(16,545)	—	—	1,946	—	(20,664)
Separate
accounts	7,720	—	—	—	(15)	—	—	(83)	(6,575)	1,047
Total	$ (10,259) $	730	$ (678) $	13,299	$ (17,359) $	(20) $	—	$ 1,894	$ (6,575) $	(18,968)

Transfers into or out of Level 3 during the year ended December 31, 2013 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes, when prices are not available from one of the commercial pricing services, are reflected as transfers into Level 3. These securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2012:

					Total Gains
				Total Gains	and
			Transfers and (Losses) (Losses)
	Beginning of	Transfers	Out of Level	Included in	Included in					End of the
Description	the Year	into Level 3	3	Net Income	Surplus	Purchases Issuances		Sales	Settlements	Year
					(In Thousands)
Bonds
Corporate	$ —	$ —	$ (1,711) $	—	$ —	$ 1,711	$ —	$ —	$ — $	—
Preferred Stock	2,597	—	(2,650)	—	53	—	—	—	—	—
Common Stock	1,758	677	—	—	(60)	—	—	(1,015)	—	1,360
Derivatives
Credit
contracts	(5,318)	—	—	(6,061)	5,318	—	—	6,061	—	—
Equity
contracts	876	—	(876)	(1)	—	8	—	—	—	7
Interest rate
contracts	(45,725)	—	—	848	25,531	—	—	—	—	(19,346)
Separate
accounts	6,914	1,128	—	—	24	—	—	(13)	(333)	7,720
Total	$ (38,898) $	1,805	$ (5,237) $	(5,214) $	30,866	$ 1,719	$ —	$ 5,033	$ (333) $	(10,259)

The transfers out of Level 3 during the year ended December 31, 2012 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. These securities are generally less

				86

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

During the year ended December 31, 2012, the Company transferred certain derivative contracts from Level 3 to Level 2. These contracts include options on S&P which are all valued using observable inputs.

14. Commitments and Contingencies

Claims-Related Extra Contractual Obligation and Bad Faith Losses Stemming from
Lawsuits: Settlements are accomplished by compromising disputed claims. By entering a settlement, the Company does not admit any allegation made by a plaintiff and, instead, denies the allegations, including any allegation of bad faith or an entitlement to extra contractual damages. Typically, settlement amounts are not allocated to particular claims
(contractual or extra-contractual). The cases (1) were resolved in one year period ending
December 31, 2013; (2) contained an allegation of bad faith or sought extra-contractual damages; and (3) the settlement amount exceeded the death benefit amount.

The settlement amounts paid in excess of death benefit amounts during 2013 was $0.5.

Guarantee Agreement: The Company, effective January 2002, entered in a guarantee agreement with two other ING affiliates whereby it is jointly and severally liable for a $250.0 obligation of another ING affiliate, Security Life of Denver International Limited (“SLDI”),
through December 18, 2023. The Company’s Board of Directors approved this transaction on
April 25, 2002. The two affiliated life insurers were Security-Connecticut Life Insurance
Company (“SCL”), which subsequently merged into the Company, and Security Life of
Denver Insurance Company (“SLD”). The joint and several guarantees of the two remaining insurers are capped at $250.0. If SLDI were to default on its payment obligation, the
Company would be required to make the payments on SLDI’s behalf. The State of Colorado and the State of Minnesota did not disapprove the guarantee agreement. As of December 31,
2013, no payments have been required under the guarantee and the potential amount of future payments is remote, therefore, no contingent liability or payment expense has been recorded.
The Company has recorded a non-contingent liability for the ongoing obligation to provide the guarantee of $0.9 and $1.1 as of December 31, 2013 and 2012, respectively. This liability will amortize over the life of the agreement as the guarantee obligation expires.

Due to the ratings downgrade of the Company by Moody’s Inc. on October 27, 2009, the
Company was contractually required to collateralize its guarantee obligation. Accordingly, on January 22, 2010 the Company provided a letter of credit from the Federal Home Loan
Bank of Des Moines (“FHLB”) in support of this obligation. The Company pledged assets

87

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

with a market value of $290.8 and $323.8 as of December 31, 2013 and 2012, respectively, to the FHLB as collateral for the letter of credit.

Operating Leases: The Company is party to certain cost sharing agreements with other affiliated ING U.S. companies. Included in those cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. During the years ended December 31, 2013, 2012 and 2011, rent expense totaled $2.0, $2.8 and $3.0, respectively.

The Company does not have any minimum aggregate rental commitments under the cost-
sharing arrangements and service agreements. The Company does not have any future minimum lease payment receivables under the cost sharing arrangements and service agreements.

Litigation: The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters: As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the
Company or the financial services industry. Considerable regulatory scrutiny currently is being focused on whether and to what extent life insurance companies are using the United
States Social Security Administration's Death Master File (“SSDMF”) to proactively ascertain when customers have deceased and to pay benefits even where no claim for benefits has been made. The Company has received industry-wide and company-specific inquiries and is engaged in market conduct examinations with respect to its claims settlement practices, use of the SSDMF, and compliance with unclaimed property laws. The Company also has been reviewing whether benefits are owed and whether reserves are adequate in instances where an insured appears to have died, but no claim for death benefits has been made. Some of these investigations, exams, inquiries, and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries, and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the
Company's procedures for the identification and escheatment of abandoned property, and other financial liability. While it is not possible to predict the outcome of any such action, or internal or external investigations, examinations, reviews or inquiries, management does not

88

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

believe that they will have a material adverse effect on the Company's financial position. It is the practice of the Company and its affiliates to cooperate fully in these matters. On June 6,
2013, the Company executed a Global Resolution Agreement (“GRA”) establishing a process to resolve the audit of the Company's compliance with unclaimed property laws being conducted by a majority of the states. The GRA became effective July 26, 2013. The GRA establishes procedures for determining whether amounts may be payable under certain life insurance policies, annuity contracts, and retained asset accounts. It also establishes procedures for seeking to locate and pay beneficiaries and owners and for escheating benefits
(with interest in certain circumstances) to relevant jurisdictions.

On August 31, 2013, the Company executed a Regulatory Settlement Agreement (“RSA”) to settle a multi-state market conduct examination (“Exam”) regarding benefit payment practices, procedures and policy administration relating to claims, and use of the SSDMF, including efforts to identify owners and beneficiaries of unclaimed benefits. The RSA establishes procedures for determining whether benefits may be payable under certain life insurance policies, annuity contracts, and retained asset accounts. It also establishes procedures for seeking to locate and pay beneficiaries and owners. The RSA became effective on September 4, 2013. Fifty Departments of Insurance have executed the RSA.
Under the RSA, the Company paid $3.8 for the examination, compliance and monitoring costs associated with the Exam.

ING Restructuring Plan: In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of ING US, which together with its subsidiaries, including the Company, constitutes ING’s U.S. based retirement, investment management and insurance operations. On May 2, 2013 the common stock of ING US began trading on the New York Stock Exchange under the symbol “VOYA.” On May 7, 2013 and
May 31, 2013, ING US completed its initial public offering of common stock, including the issuance and sale by ING US of 30,769,230 shares of common stock and the sale by ING
Insurance International B.V. (“ING International”), an indirect, wholly owned subsidiary of
ING and previously the sole stockholder of ING US, of 44,201,773 shares of outstanding common stock of ING US (collectively, “the IPO”). On September 30, 2013, ING
International transferred all of its shares of ING US common stock to ING. On October 29,
2013, ING completed a sale of 37,950,000 shares of common stock of ING US in a registered public offering (“Secondary Offering”), reducing ING’s ownership in ING US to
57%.

On April 11, 2013, ING US announced plans to rebrand as Voya Financial, and in January
2014, ING US announced additional details regarding the operational and legal work associated with the rebranding. Based on current expectations, ING US will change its legal name to Voya Financial, Inc. in April 2014, and in May 2014 its Investment Management and
Employee Benefits businesses will begin using the Voya Financial brand. In September
2014, ING US’s remaining businesses will begin using the Voya Financial brand and all remaining ING U.S. legal entities that currently have names incorporating the “ING” brand will change their names to reflect the Voya brand. ING US anticipates that the process of

89

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

changing all marketing materials, operating materials and legal entity names containing the word “ING” or “Lion” to the new brand name will take approximately 24 months.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $156.4 and $131.3 at December 31,
2013 and 2012, respectively. The Company is also committed to provide additional capital contributions for partnerships of $87.1 and $57.0 at December 31, 2013 and 2012,
respectively.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, withdrawals, death benefits, surrenders and dividends to its parent.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include significant holdings of US Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables in the modeling process include interest rates, anticipated contract owner behavior, and variable separate account performance. Contract owners bear the investment risk related to variable annuity products, subject, in limited cases, to certain minimum guaranteed rates.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The
Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

On July 8, 2013, Fitch affirmed the “A-” insurer financial strength rating of the Company.
The “A-” rating was previously affirmed by Fitch on January 7, 2013, when Fitch also removed the rating from Ratings Watch Evolving and assigned a stable outlook to the rating.
Resolution of the Ratings Watch Evolving reflected the progress ING US made over the past several years to become an independent public company.

90

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On May 14, 2013, Moody’s affirmed the A3 insurance financial strength the Company with a stable outlook.
On June 14, 2013, A.M. Best affirmed the “A” financial strength rating of the Company. The rating was previously affirmed on July 23, 2012 when A.M. Best also removed from under review with negative implications and affirmed the “A” financial strength rating of the
Company and assigned a stable outlook to the rating. The ratings recognize ING US’s strong market position in the life insurance and retirement markets, profitable operating results and improved levels of risk-adjusted capital. The assigned ratings reflect AM Best’s expected completion of ING’s planned IPO of its U.S. operations.
On March 14, 2014, S&P affirmed the “A-” insurer financial strength rating of the Company and revised the rating outlook to Positive from Stable. On May 14, 2013, S&P affirmed the
“A-” insurance financial strength rating of the Company. The “A-” rating was previously affirmed on March 7, 2012, when S&P also revised the outlook to Stable from Watch
Negative.

15. Financing Agreements

The Company has entered into a reciprocal loan agreement with ING US to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2020, the Company and
ING US can borrow up to 2% of the Company’s admitted assets excluding separate accounts as of December 31 of the preceding year from one another. During 2013 and 2012, interest on any borrowing by a subsidiary was charged at the rate of ING US's cost of funds for the interest period, plus 0.15%. Effective January 2014, interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. Under this agreement, the
Company received interest income of $0.0, $0.3 and $0.7 for the years ended December 31,
2013, 2012, and 2011, respectively.
Through this reciprocal loan agreement, the Company had no borrowings in 2013 and 2012.
The Company incurred no interest expense on borrowed money during 2013, 2012 and 2011, respectively.
The Company is the beneficiary of letters of credit totaling $998.0; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing.

16. Related Party Transactions

Investment Management: The Company has entered into an investment advisory agreement with ING Investment Management, LLC (“IIM”) under which IIM provides the Company

91

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

with investment management services. The Company has entered into an administrative services agreement with IIM under which IIM provides the Company with asset liability management services. Beginning in 2010, IIM began using competitive market rates to bill the Company for both the asset management and ancillary services provided. Total fees paid by the Company to IIM under the agreement were approximately $34.0, $35.5 and $32.9 for the years ended December 31, 2013, 2012 and 2011, respectively.

Services Agreements: The Company has entered into an inter-insurer services agreement with certain of its affiliated insurance companies in the United States (“affiliated insurers”)
whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting, and other services to each other. The Company has entered into a services agreement with ING North America whereby ING North America provides certain administrative, management, professional, advisory, consulting and other services to the
Company. The Company has entered into a services agreement with RNY whereby the
Company provides certain administrative, management, professional, advisory, consulting and other services to RNY. The Company has entered into a services agreement with ING
Financial Advisers, LLC (“ING FA”) to provide certain administrative, management, professional advisory, consulting, and other services to the Company for the benefit of its customers. Charges for these services are determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company. The Company entered into a services agreement with
RR and ING North America whereby the Company and ING North America provide certain administrative, management, professional, advisory, consulting and other services to RR.
The Company entered into a services agreement with RRII and ING North America whereby the Company and ING North America provide certain administrative, management, professional, advisory, consulting and other services to RRII.

Cost Sharing Arrangements: Management and services contracts and all cost sharing arrangements with other affiliated ING US companies are allocated among companies in accordance with systematic cost allocation methods.

Expenses allocated to the Company from affiliated entities under these cost sharing arrangements were $240.0, $271.7 and $259.1 for the years ended December 31, 2013, 2012 and 2011, respectively. Expenses allocated by the Company to affiliated entities under these cost sharing arrangements were $38.1, $47.8 and $34.6 for the years ended December 31,
2013, 2012 and 2011, respectively.

Interest Rate Swap: Effective June 29, 2007 the Company entered into an interest rate swap agreement (“IRSA”) with ING US. The IRSA is in conjunction with a combined coinsurance and modified coinsurance agreement effective June 30, 2007 with WWIII. The duration of the agreement is 30 years. The notional value of this interest rate swap is $161.4 with this transaction having minimal impact to the income statement.

92

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Fixed Maturity Asset Transfer: On July 9, 2012, the Company sold bonds to an affiliated insurance company, SLD, for $509.3 and generated $68.6 in net realized capital gains before tax. Also on July 9, 2012, the Company purchased $830.7 of different bonds from the same affiliate. This transaction was executed at market value on an arm’s length basis. The
Company participated in this transaction in order to reduce its negative IMR and improve its surplus. In addition, transaction helps the Company utilize excess liquidity and reduce its exposure to foreign bonds.

Tax Sharing Agreements: The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of
1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. For 2012 and prior years, the federal tax sharing agreement requires ING US, the U.S. holding company to pay its subsidiaries for the tax benefits of ordinary and capital losses as they are incurred, and in turn requires its subsidiaries to pay ING US for the taxes payable on their ordinary income and capital gains. Under the agreement, ING US is required to make payments even if losses do not offset other subsidiaries' ordinary income or capital gains. Effective January 1, 2013, the parties have entered into a new federal tax sharing agreement which provides that for
2013 and subsequent years, ING US will pay its subsidiaries for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

The Company has also entered into a state tax sharing agreement with ING US and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING US and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

Private Equity Limited Partnerships: On June 4, 2012, the Company entered into an agreement to sell certain general account private equity limited partnership investment interest holdings with a carrying value of $110.1 as of March 31, 2012, to a group of private equity funds that are or will be managed by Pomona Capital, also an affiliate of the
Company.

The transaction resulted in a net reduction in surplus of $12.6 in the second quarter of 2012.
The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29, 2012. At closing, consideration received included $5.8 of promissory notes due in two equal installments at December 31, 2013 and 2014.

In connection with these promissory notes, ING US unconditionally guaranteed payment of the notes in the event of any default of payments due. No additional impact to surplus was incurred on the second tranche since the market value of the alternative investments was reduced to agreed-upon sales price as of June 30, 2012.

93

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

While these related party transactions are at arm’s length, they are not indicative of what a third party would transact.

17. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues for the cost of potential future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations
and the amount of premiums written in each state. The accrual methodology follows a retrospective-premium-based guaranty-fund assessments construct. The Company has estimated this liability to be $4.0 and $9.6 as of December 31, 2013 and 2012, respectively, and has recorded a liability in accounts payable and accrued expenses on the balance sheets.
The Company has also recorded an asset in other assets on the balance sheets of $6.3 and
$8.9 as of December 31, 2013 and 2012, respectively, for future credits to premium taxes for assessments already paid and/or accrued.The periods over which the guaranty fund assessments are expected to be paid, the related premium tax offsets expected to be realized and the additional industry support expected to be paid are unknown at this time.

There are no premium tax offsets where it is reasonably possible that an impairment has occurred in accordance with SSAP No. 5R.

A reconciliation of assets recognized is presented below:

	Year ended December 31
	2013	2012
	(In Thousands)
Assets recognized from paid and accrued premium tax offsets and policy
surcharges beginning of the year	$ 8,891	$ 8,287
Decreases current year:
Premium tax offset applied	535	363
Changes in premium tax offset capacity / other adjustments	178	1
Adjustment to estimate	1,851	—
Increases current year:
Premium tax offset applied	—	958
Changes in premium tax offset capacity / other adjustments	—	10
Assets recognized from paid and accrued premium tax offsets and policy
surcharges end of the current year	$ 6,327	$ 8,891

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

18. Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2013	2012
	(In Thousands)
Balance at January 1	$ 279,906	$ 339,159
Less reinsurance recoverables	92,642	123,143
Net balance at January 1	187,264	216,016

Incurred related to:
Current year	9,161	6,715
Prior years	(22,902)	(2,225)
Total incurred	(13,741)	4,490

Paid related to:
Current year	4,343	3,252
Prior years	21,750	29,989
Total paid	26,093	33,241

Net balance at December 31	147,430	187,264
Plus reinsurance recoverables	93,765	92,642
Balance at December 31	$ 241,195	$ 279,906

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends, but also includes a reduction due to retroactive reinsurance of worker's compensation carve-out reserves. Incurred and paid claims are presented net of reinsurance. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the Balance Sheets.

19. Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the
Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of group life premiums written, net of reinsurance, by the Company that was subject to retrospective rating features was $10.8, $10.5, and $10.8 for December 31, 2013, 2012, and 2011,
respectively. This represented 30.0%, 32.9%, and 30.2% of the total group life premiums written, net of reinsurance, for December 31, 2013, 2012, and 2011, respectively. The amount

95

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

of group health premiums written, net of reinsurance, which are subject to retrospective rating features by the Company was $2.1 or 8.8% of net group health premiums written at
December 31, 2013. There were no group health premiums written, net of reinsurance, which are subject to retrospective rating features by the Company at December 31, 2012 or 2011.

20. Direct Premiums Written/Produced by Managing General Agents/Third Party
Administrators

			Type of	Type of	Total Direct
Name of Managing General Agent or	FEIN	Exclusive	Business	Authority	Premiums
Third Party Administrator	Number	Contract	Written	Granted	Written
(In Thousands)
2013
Disability Reinsurance Management Services
One Riverfront Plaza Westbrook, ME 04092-			Disability
9700	01-0483086	No	Income	C, CA, B, U	$ 75,789
Total					$ 75,789

2012
Disability Reinsurance Management Services
One Riverfront Plaza			Disability
Westbrook, ME 04092-9700	01-0483086	No	Income	C, CA, B, U	$ 79,333
Total					$ 79,333

The aggregate amount of premiums written through managing general agents or third party administrators during 2013 is $75.8.

21. Subsequent Events

On January 9, 2014, upon review by and no objection from the Minnesota Department of
Commerce, the Company novated an existing coinsurance/modified coinsurance life reinsurance agreement with Whisperingwind III, LLC (“WWIII”), an affiliate, to SLD, also an affiliated company. Concurrent with the novation, the reinsurance agreement was amended and restated to be 100% coinsurance. The transactions were effective January 1,
2014. The Company’s net surplus increase as a result of this transaction was approximately
$29.6.

The Company is not aware of any other events occurring subsequent to December 31, 2013 that may have a material effect on the Company’s financial statements. The Company evaluated events subsequent to December 31, 2013 through April 4, 2014, the date the statutory financial statements were available to be issued.

96

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2013
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

22. Reconciliation to the Annual Statement

At December 31, 2012, differences in amounts reported in the Annual Statement and amounts in the accompanying statutory basis financial statements are due to the following:

	Total Capital	Net (Loss)
	and Surplus	Income
	(In Thousands)
2012
Amounts as reported in the Annual Statement	$ 2,284,647	$ (155,281)
Adjustment for subsidiary - deferred and uncollected premium tax
adjustments on RNY	(6,029)	—
Amounts as reported in the accompanying statutory basis financial statements $	2,278,618	$ (155,281)

At December 31, 2013 and 2011, there were no differences in amounts reported in the
Annual Statement and the amounts in the accompanying statutory basis financial statements.

97

Form No. SAI.100207-14	Ed. May 2014

SEPARATE ACCOUNT N
PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
	(1)	Included in Part A:
Condensed Financial Information
	(2)	Included in Part B:
Financial Statements of Separate Account N:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2013
		-	Statements of Operations for the year ended December 31, 2013
		-	Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012
		-	Notes to Financial Statements
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Balance Sheets - Statutory Basis as of December 31, 2013 and 2012
		-	Statements of Operations - Statutory Basis for the years ended December 31,
2013, 2012 and 2011
		-	Statements of Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2013, 2012 and 2011
		-	Statements of Cash Flow - Statutory Basis for the years ended December 31,
2013, 2012 and 2011
		-	Notes to Financial Statements - Statutory Basis

(b)	Exhibits
	(1.1)		Resolution of the Board of Directors of ReliaStar Life Insurance Company
(“Depositor”) Authorizing the Establishment of Separate Account N (“Registrant”) ·
Incorporated by reference to Initial Registration Statement on Form N-4 (File No.
333-120636), as filed on November 19, 2004.
	(1.2)		Resolution of the Executive Committee of the Board of Directors of Northern Life
Insurance Company (“Depositor”) Authorizing the Establishment of Separate Account
One (“Registrant”) · Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
	(2)		Not applicable
	(3.1)		Distribution and Administrative Services Agreement between ING Financial
Advisers, LLC and Depositor · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on February 20, 2004.

(3.2)	Amended Broker/Dealer Variable Annuity Compensation Schedule · Incorporated by
reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4
(File No. 033-90474), as filed on November 5, 1999.
(3.3)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 21 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 7, 2011.
(3.4)	Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany
Agreement dated as of December 22, 2010 by and among Directed Services LLC and
ReliaStar Life Insurance Company ·Incorporated by reference to Post-Effective
Amendment No. 21 to Registration Statement on Form N-4 (File No. 333-100209), as filed on April 15, 2011.
(3.5)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 21 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 7, 2011.
(3.6)	Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany
Agreement dated as of December 22, 2010 by and among ING Investment
Management LLC and ReliaStar Life Insurance Company ·Incorporated by reference to
Post-Effective Post-Effective Amendment No. 21 to Registration Statement on Form N-4
(File No. 333-100209), as filed on April 15, 2014.
(4.1)	Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract · Incorporated
by reference to Post-Effective Amendment No. 5 to Registration Statement on Form
N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.2)	Flexible Premium Individual Deferred Retirement Annuity Contract · Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4
(File No. 033-90474), as filed on April 20, 1998.
(4.3)	ERISA Endorsement · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23,
1996.
(4.4)	TSA Endorsement · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 28, 1997.
(4.5)	Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity
Contract) · Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.6)	Roth IRA Endorsement · Incorporated by reference to Post-Effective Amendment No.
5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20,
1998.
(4.7)	Fixed Account C Endorsement · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-90474), as
filed on December 23, 1998.
(4.8)	Waiver Endorsement · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23,
1999.
(4.9)	Endorsement · Incorporated by reference to Post-Effective Amendment No. 7 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23, 1999.

(4.10)	Flexible Premium Individual Deferred Annuity Contract (Retail Series - TSA) (13076
7-99) · Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 25, 2001.
(4.11)	Individual Deferred Retirement Annuity Contract (Retail Series - IRA/Non-Qualified)
(13077 7-99) · Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 25, 2001.
(4.12)	Endorsement 40087-08-05 to Contract 13077 7-99 · Incorporated by reference to
Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No.
333-100208), as filed on April 17, 2006.
(4.13)	One Year Step Up Death Benefit Endorsement (13084 7-99) · Incorporated by
reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-
4 (File No. 033-90474), as filed on April 25, 2001.
(4.14)	Internal Revenue Code Section 457 Endorsement (13086 8-99) · Incorporated by
reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-
4 (File No. 033-90474), as filed on April 25, 2001.
(4.15)	Endorsement 40001 06-02 for use with Contract Form No. 13076(TX) 7-99 ·
Incorporated by reference to Post-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-83772), as filed on July 30, 2002.
(4.16)	ReliaStar Endorsement (merger) · Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on October 24, 2002.
(4.17)	Roth 403(b) Endorsement (40109 09-05) · Incorporated by reference to Post-Effective
Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on November 23, 2005.
(4.18)	Endorsement (40095 09-05) for use with Contract Form No. 13076 (AC-I-TSA) 7-99
· Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 16, 2007.
(4.19)	Endorsement (40096 09-05) for use with Contract Form No. 13077 (AC-I-IRA/NQ) 7-
99 · Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 16, 2007.
(4.20)	Waiver of Withdrawal Charge Endorsement (145914-07) to Flexible Premium
Individual Deferred Annuity Contract (Retail Series - TSA) (13076 7-99) ·
Incorporated by reference to Post-Effective Amendment No. 16 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 14, 2008.
(4.21)	Endorsement 149468-09 to the Flexible Premium Individual Deferred Annuity
Contract (Retail Series - TSA) Form No. 13076 7-99 · Incorporated by reference to
Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No.
333-100207), as filed on April 15, 2009.
(4.22)	Endorsement 149854-08 to the Flexible Premium Individual Deferred Annuity
Contract (Retail Series - TSA) Form No. 13076 7-99 · Incorporated by reference to
Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No.
333-100207), as filed on April 15, 2009.

(4.23)	Endorsement 03905 01-02 to the Flexible Premium Individual Deferred Annuity
Contract (Retail Series - TSA) Form No. 13076 7-99 · Incorporated by reference to
Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No.
333-100207), as filed on April 11, 2012.
(4.24)	Endorsement 40034 01-04 to the Flexible Premium Individual Deferred Annuity
Contract (Retail Series - TSA) Form No. 13076 7-99 · Incorporated by reference to
Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No.
333-100207), as filed on April 11, 2012.
(4.25)	Endorsement 155297-10 to Contract 13077 7-99 · Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on December 3, 2010.
(4.26)	Endorsement 155571-10 to Contract 13077 7-99 · Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on December 3, 2010.
(5)	Variable Annuity Application 164194 (06/12) · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on April 9, 2013.
(6.1)	Amended Articles of Incorporation of Depositor · Incorporated by reference to the
Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-
18517), as filed on December 23, 1996.
(6.2)	Amended Bylaws of Depositor · Incorporated by reference to the Form S-6
Registration Statement of Select-Life Variable Account (File No. 333-18517), as filed on December 23, 1996.
(7)	Not applicable
(8.1)	Fund Participation Agreement dated as of April 30, 2003 among Golden American
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company, Southland Life
Insurance Company, ING Life Insurance and Annuity Company, ING Insurance
Company of America, American Funds Insurance Series and Capital Research and
Management Company · Incorporated by reference to Pre-Effective Amendment No.
1 to Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17,
2003.
(8.2)	Business Agreement dated April 30, 2003 by and among Golden American Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company, Southland Life
Insurance Company, ING Life Insurance and Annuity Company, ING Insurance
Company of America, ING American Equities, Inc., Directed Services, Inc.,
American Funds Distributors, Inc. and Capital Research and Management Company ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.

(8.3)	Amendment No. 1 entered into as of January 1, 2008 to the Business Agreement dated
April 30, 2003 by and among ING USA Annuity and Life Insurance Company
(formerly known as Golden American Life Insurance Company), ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company, Southland Life Insurance Company, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc.
and Capital Research and Management Company · Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No.
333-153338), as filed on November 14, 2008.
(8.4)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on
October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.5)	Amended and Restated Participation Agreement as of June 26, 2009 by and among
ING Life Insurance and Annuity Company, Fidelity Distributors Corporation,
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V · Incorporated by reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.
(8.6)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009
by and among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, Variable Insurance Products Fund IV and
Variable Insurance Products Fund V · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.7)	Letter Agreement dated May 16, 2007 and is effective July 2, 2007 between ReliaStar
Life Insurance Company, Fidelity Distributors Corporation, Variable Insurance
Products Fund and Variable Insurance Products Fund II · Incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
333-100207), as filed on October 1, 2007.
(8.8)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.9)	Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between
Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 33 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.10)	First Amendment effective as of April 1, 2005 to Service Contract dated June 20,
2003 between Fidelity Distributors Corporation and ING Financial Advisers, Inc. and
amended on April 1, 2006 · Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.11)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.12)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. • Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
333-85618), as filed on February 1, 2007.
(8.13)	Amendment effective June 5, 2007 to Amended and Restated Participation Agreement
as of December 30, 2005 by and among Franklin Templeton Variable Insurance
Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and
Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and Directed
Services, Inc. and amended on November 17, 2011 · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007, and by reference to Post-Effective Amendment No.
59 (File No. 033-75962), as filed on April 3, 2012.
(8.14)	Amendment No. 3 dated August 12, 2013 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance
and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed
Services, LLC and ING Financial Advisers, LLC and amended on June 5, 2007 and
November 17, 2011 · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 11,
2014.

(8.15)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.
(8.16)	Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life
Insurance Company of New York and amended on November 11, 2013 · Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on April 3, 2012.
(8.17)	Amendment No. 3 dated July 31, 2013 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life
Insurance Company of New York and amended on May 17, 2006 and November 11,
2011 · Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on April 11, 2014.
(8.18)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.19)	Participation Agreement made and entered into as of April 30, 2003 among ReliaStar
Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective
May 1, 2003) and Directed Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on February 20, 2004.
(8.20)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment No.
47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.21)	Participation Agreement dated December 6, 2001 by and among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company, ReliaStar Life Insurance Company
and Aetna Investment Services, LLC · Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on October 24, 2002.

(8.22)	Amendment dated as of March 26, 2002 by and between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May 1,
2002), Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance Company to Participation
Agreement dated as of December 6, 2001 and amended on October 1, 2002, May 1,
2003, November 1, 2004, April 29, 2005, August 31, 2005, December 7, 2005 and
April 28, 2006 · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on October 24,
2002, and by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-1A (File No. 333-32575), as filed on April 30, 2003, and by reference to Pre-Effective Amendment No. 2 (File No. 333-120636), as filed on
February 23, 2005, and by reference to Post-Effective Amendment No. 12 (File
No.333-100207), as filed on December 21, 2006.
(8.23)	Service Agreement with Investment Adviser effective as of December 6, 2001 between ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company in connection with the sale of shares of ING Partners, Inc. · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-100207), as filed on October 24, 2002.
(8.24)	Shareholder Servicing Agreement (Service Class Shares) dated as of December 6,
2001, by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6 (File No. 333-105319), as filed on November 24, 2003.
(8.25)	Amendment dated as of March 26, 2002, to the Shareholder Servicing Agreement
(Service Class Shares) by and between ReliaStar Life Insurance Company and
Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and amended on May 1, 2003, November 1, 2004, April 29, 2005, December 7, 2005 and
April 28, 2006 · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6 (File No. 333-105319), as filed on November 24,
2003, and by reference to Post-Effective Amendment No. 3 to Registration Statement
on Form N-6 (File No. 333-92000), as filed on April 17, 2003, and by reference to
Post-Effective Amendment No. 11 to Registration Statement on Form N-6 (File No.
333-69431), as filed on March 1, 2007, and by reference to Post-Effective Amendment
No. 6 (File No. 333-120636), as filed on December 21, 2006.
(8.26)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Registration Statement on Form N-4
(File No. 333-56297), as filed on June 8, 1998.

(8.27)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. and amended on December 31,
1999, February 11, 2000, May 1, 2000, February 27, 2001 and June 19, 2001 ·
Incorporated by reference to Post-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998, and by reference to Post-Effective Amendment No. 19 (File No. 333-01107), as filed on
February 16, 2000, and by reference to Post-Effective Amendment No. 20 (File No.
333-01107), as filed on April 4. 2000, and by reference to Post-Effective Amendment
No. 24 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-
Effective Amendment No. 32 (File No. 033-75988), as filed on April 13, 2004.
(8.28)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.29)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series and amended on February 11, 2000, May 1, 2000 and June
26, 2001 · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14,
1998, and by reference to Post-Effective Amendment No. 20 (File No. 333-01107), as
filed on April 4, 2000, and by reference to Post-Effective Amendment No. 32 (File
No. 033-75988), as filed on April 13, 2004.
(8.30)	Amended and Restated Fund Participation Agreement made and entered into July 9,
2013 and effective as of January 1, 2011 by and between ReliaStar Life Insurance
Company, ING Financial Advisers, LLC, ING Investments Distributor, LLC and On
Behalf of the Registrants · Incorporated by reference to Post-Effective Amendment
21 to Registration Statement on Form N-4 (File No. 333-100209), as filed on April 15, 2014.
(8.31)	Participation Agreement dated as of May 1, 2001 between Pilgrim Variable Products
Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 15 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on April 26, 2002.
(8.32)	Amendment executed August 30, 2002 to Participation Agreement dated May 1, 2001 by and among ReliaStar Life Insurance Company, ING Variable Products Trust

(formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor,
LLC (formerly known as ING Pilgrim Securities, Inc.) · Incorporated by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
333-100207), as filed on April 22, 2003.
(8.33)	Administrative and Shareholder Services Agreement dated May 1, 2001 by and between ING Pilgrim Group, LLC (Administrator for Pilgrim Variable Products
Trust) and ReliaStar Life Insurance Company · Incorporated by reference to Post-
Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on April 22, 2003.
(8.34)	Participation Agreement made and entered into as of May 1, 2002 among ING
Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds
Distributors, Inc. · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on October 31,
2002.
(8.35)	Amendment executed as of October 15, 2002 and effective as of October 1, 2002 to
Participation Agreement made and entered into as of May 1, 2002 by and among ING
Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds
Distributor, Inc. · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on October 31,
2002.
(8.36)	Participation Agreement made and entered into as of May 1, 2002 among ReliaStar
Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form S-6 (File No. 333-47094), as filed on September 17, 2002.
(8.37)	Amendment effective as of July 15, 2003 to Participation Agreement made and entered into as of May 1, 2002 by and among ReliaStar Life Insurance Company, ING
VP Bond Portfolio and ING Funds Distributor, LLC (f/k/a ING Funds Distributor,
Inc.) · Incorporated by reference to Post-Effective Amendment No. 18 to Registration
Statement on Form N-6 (File No. 033-57244), as filed on February 9, 2004.
(8.38)	Participation Agreement made and entered into as of December 1, 2002 among ING
Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company and ING
Funds Distributions, Inc. · Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-100207), as filed on
October 31, 2002.
(8.39)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.40)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series
Fund, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on October 26, 2001.
(8.41)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Fund
Participation Agreement effective as of July 20, 2001 among ING Life Insurance and
Annuity Company (formerly Aetna Life Insurance and Annuity Company), Lord
Abbett Series Fund, Inc. and Lord Abbett Distributor LLC · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 18, 2009.
(8.42)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna
Life Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on October 26, 2001.
(8.43)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Service
Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity
Company (formerly Aetna Life Insurance and Annuity Company) and Lord Abbett
Series Fund, Inc. · Incorporated by reference to Post-Effective Amendment No. 56 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18,
2009.
(8.44)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.45)	Fund Participation Agreement made and entered into as of August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management
Trust, Advisers Managers Trust and Neuberger Berman Management Inc. ·
Incorporated by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on August 4, 1997 and effective August 8, 1997.
(8.46)	Amendment No. 1 dated as of December 1, 1998 to Fund Participation Agreement dated August 8, 1997 by and among Northern Life Insurance Company, Neuberger
Berman Advisers Management Trust, Advisers Managers Trust and Neuberger
Berman Management Inc. and amended on May 1, 2000 · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No.
033-90474), as filed on April 23, 1999, and by reference to Post-Effective
Amendment No. 11 (File No. 033-90474), as filed on April 25, 2001.

(8.47)	Service Agreement effective August 8, 1997 by and between Neuberger Berman
Management Inc. and Northern Life Insurance Company · Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
033-90474), as filed on August 4, 1997 and effective August 8, 1997.
(8.48)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1,
2007.
(8.49)	Novation of and Amendment to Participation Agreement dated as of January 26, 2011 and effective as of February 14, 2011 by and among Allianz Global Investors
Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company
of New York · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25,
2012.
(8.50)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust and PA Distributors LLC · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.51)	First Amendment dated August 15, 2007 to Participation Agreement by and between
ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC dated as of May 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23,
2008.
(8.52)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.53)	First Amendment dated August 15, 2007 to Services Agreement between PIMCO
Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar
Life Insurance Company dated as of May 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.

(8.54)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company
and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.55)	First Amendment dated August 15, 2007 to Services Agreement between Pacific
Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company and Allianz Global Investors
Distributors LLC effective as of May 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.56)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.57)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.58)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and
Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 and amended on August 15, 2007 · Incorporated by reference to Post-Effective
Amendment No. 40 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 13, 2005, and by reference to Post-Effective Amendment No. 46 (File
No. 333-01107), as filed on February 15, 2008.
(8.59)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.

(8.60)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors
Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, and ReliaStar Life Insurance Company · Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 11, 2005.
(8.61)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of
May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors
Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.
(8.62)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.63)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.
(9)	Consent and Opinion of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Principal Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Michael S. Smith	1475 Dunwoody Drive	Director and President
West Chester, PA 19380

Mary (Maliz) E. Beams	One Orange Way	Director
Windsor, CT 06095-4774

Alain M. Karaoglan	230 Park Avenue	Director
New York, NY 10169

Name	Principal Business Address	Positions and Offices with Depositor

Rodney O. Martin, Jr.	230 Park Avenue	Director
New York, NY 10169

Chetlur S. Ragavan	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Risk Officer

Ewout L. Steenbergen	230 Park Avenue	Director and Executive Vice President,
	New York, NY 10169	Finance

Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

Ralph R. Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774

Michael J. Gioffre	One Orange Way	Senior Vice President, Compliance
Windsor, CT 06095-4774

Megan A. Huddleston	One Orange Way	Senior Vice President and Secretary
Windsor, CT 06095-4774

Christine L. Hurtsellers	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390

Heather H. Lavallee	20 Washington Avenue South	Senior Vice President
Minneapolis, MN 55401

Patrick D. Lusk	1475 Dunwoody Drive	Senior Vice President and Appointed
	West Chester, PA 19380	Actuary

Gilbert E. Mathis	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390

Diane M. McCarthy	1475 Dunwoody Drive	Senior Vice President and Chief
	West Chester, PA 19380	Financial Officer

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer

David P. Wilken	20 Washington Avenue South	Senior Vice President
Minneapolis, Minnesota 55401

Chad M. Eslinger	20 Washington Avenue South	Vice President and Chief Compliance
	Minneapolis, Minnesota 55401	Officer

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President, Assistant Treasurer and
	Atlanta, GA 30327-4390	Assistant Secretary

Name	Principal Business Address	Positions and Offices with Depositor

Judith K. Ginter	20 Washington Avenue South	Vice President, Compliance
Minneapolis, Minnesota 55401

Regina A. Gordon	One Orange Way	Vice President, Compliance
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 46 to Registration
Statement on Form N-4 for Variable Annuity Account B of ING Life Insurance and Annuity
Company (File No. 33-75996), as filed with the Securities and Exchange Commission on
April 11, 2014.

Item 27. Number of Contract Owners

As of February 28, 2014, there were 39,378 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.

Item 28. Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company (“ReliaStar Life”) indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of
ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Minnesota, Voya Financial, Inc.
maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of Voya Financial,
Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a.
“Financial Institutional Bond”).

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29.	Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING
Life Insurance and Annuity Company (ILIAC), Variable Annuity Account C of
ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of
ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940
Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate
Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable
Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act),
(iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New
York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York
Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York
Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York
Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter

Patrick J. Kennedy	One Orange Way	Director and President
Windsor, CT 06095-4774

Karl S. Lindberg	909 Locust Street	Director
Des Moines, IA 50309

Richard H. Linton, Jr.	One Orange Way	Director
Windsor, CT 06095-4774

Regina A. Gordon	One Orange Way	Chief Compliance Officer
Windsor, CT 06095-4774

Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774

Brian M. Wilson	One Orange Way	Assistant Chief Financial Officer
Windsor, CT 06095-4774

Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

M. Bishop Bastien	1474 Stone Point Drive, Suite 129	Vice President
Roseville, CA 95661

Dianne C. Bogoian	One Orange Way	Vice President
Windsor, CT 06095-4774

Mary K. Carey-Reid	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy D. Clifford	One Orange Way	Vice President
Windsor, CT 06095-4774

William P. Elmslie	One Orange Way	Vice President
Windsor, CT 06095-4774

Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Vice President, Tax
Atlanta, GA 30327-4390

Bernard P. Heffernon	10740 Nall Avenue, Suite 120	Vice President
Overland Park, KS 66211

Mark E. Jackowitz	22 Century Hill Drive, Suite 101	Vice President
Latham, NY 12110

David A. Kelsey	One Orange Way	Vice President
Windsor, CT 06095-4774

George D. Lessner, Jr.	15455 North Dallas Parkway	Vice President
Suite 1250
Addison, TX 75001

David J. Linney	2900 North Loop West, Suite 180	Vice President
Houston, TX 77092

Name	Principal Business Address	Positions and Offices with Underwriter

Richard T. Mason	One Orange Way	Vice President
Windsor, CT 06095-4774

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Vice President and Treasurer
Atlanta, GA 30327-4390

Michael J. Pise	One Orange Way	Vice President
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Frank W. Snodgrass	9020 Overlook Blvd.	Vice President
Brentwood, TN 37027

Terran R. Titus	One Orange Way	Vice President
Windsor, CT 06095-4774

Judeen T. Wrinn	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy B. Stillman	One Orange Way	Assistant Vice President
Windsor, CT 06095-4774

Megan A. Huddleston	One Orange Way	Secretary
Windsor, CT 06095-4774

C. Nikol Gianopoulos	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Angelia M. Lattery	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Melissa A. O’Donnell	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Jennifer M. Ogren	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Barry L. Eidex	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

Terry L. Owens	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$6,384,887.27
Advisers, LLC

*	Includes gross concessions associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company
20 Washington Avenue South
Minneapolis, Minnesota 55401

Item 31.	Management Services

Not applicable

Item 32.	Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d)	The Company hereby represents that with respect to plans established pursuant to
Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated
August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans. See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section
403(b) of the Internal Revenue Code of 1986, as amended. See American Council of
Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

(e)	Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f)	The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of
Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration
Statement on Form N-4 (File No. 333-100207) and has duly caused this Post Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of
Connecticut, on the 15th day of April, 2014.

SEPARATE ACCOUNT N OF RELIASTAR LIFE
INSURANCE COMPANY
(Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

By:	Michael S. Smith*
Michael S. Smith
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 24 to the Registration
Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Michael S. Smith*	Director and President	)
Michael S. Smith	(principal executive officer))
)
Steven T. Pierson	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson	(principal accounting officer))
)
Diane M. McCarthy*	Senior Vice President and Chief Financial Officer	)
Diane M. McCarthy	(principal financial officer))
)
Mary (Maliz) E. Beams*	Director	)	April 15,
Mary (Maliz) E. Beams		)	2014
)
Alain M. Karaoglan*	Director	)
Alain M. Karaoglan		)
)
Rodney O. Martin*	Director	)
Rodney O. Martin		)
)

Chetlur S. Ragavan*		Director	)
Chetlur S. Ragavan			)
)
Ewout L. Steenbergen*		Director	)
Ewout L. Steenbergen			)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

SEPARATE ACCOUNT N
EXHIBIT INDEX

Exhibit No.	Exhibit

24(b)(9)	Consent and Opinion of Counsel	__________

24(b)(10)	Consent of Independent Registered Public Accounting Firm	__________

24(b)(13)	Powers of Attorney	__________